UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-201820
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 1	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05701
Amendment No. 76	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Mark Howard, Executive Vice President, Chief Legal and Governance Officer,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2016

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2016 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Destination Freedom+SM
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2016.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2016), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 41. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	ALPS Variable Investment Trust
•	American Century Variable Portfolios II, Inc.
•	American Funds Insurance Series®
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus Investment Portfolios
•	Eaton Vance Variable Trust
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Guggenheim Variable Funds Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	JPMorgan Insurance Trust

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•	Lazard Retirement Series, Inc.
•	Legg Mason Partners Variable Equity Trust
•	Legg Mason Partners Variable Income Trust
•	Lord Abbett Series Fund, Inc.
•	MainStay VP Funds Trust
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	MFS® Variable Insurance Trust III
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Merger Fund VL
•	The Universal Institutional Funds, Inc.
•	VanEck VIP Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans apply to Investment-Only Contracts unless specifically stated otherwise.
Quarterly Contract Anniversary – Each recurring three-month anniversary of the date the contract was issued.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
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Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract. Please refer to the applicable section later in this prospectus for a detailed description of each charge.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	5%	3%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$50 [2]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.85%
Administrative Charge	0.15% [3]
No CDSC Option ("C Schedule Option") Charge (assessed as an annualized percentage of Daily Net Assets)	0.35%
Death Benefit Options (an applicant may purchase one) (assessed as an annualized percentage of Daily Net Assets)
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Return of Premium Enhanced Death Benefit Option Charge	0.20%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (Expenses shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.)
Mortality and Expense Risk Charge (applicable to all contracts)	0.85%
Administrative Charge (applicable to all contracts)	0.15% [3]
C Schedule Option Charge	0.35%
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Maximum Possible Total Variable Account Charges	1.65%

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
[3]	The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
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Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2015, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.32%	7.29%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge under the standard 5 year CDSC schedule;
•	a $50 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (7.29%)	$1,691	$3,330	$4,492	$7,985	*	$2,830	$4,492	$7,985	$991	$2,830	$4,492	$7,985
Minimum Total Underlying Mutual Fund Operating Expenses (0.32%)	$ 959	$1,297	$1,361	$2,893	*	$ 797	$1,361	$2,893	$259	$ 797	$1,361	$2,893
*	Generally, the contracts sold under this prospectus do not permit annuitization during the first two Contract Years (see Annuitizing the Contract).
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
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•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000. A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
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Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.85% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.15% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. Nationwide will determine on each Quarterly Contract Anniversary if the Contract is eligible for a waiver of the Administrative Charge. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
Contract Maintenance Charge
A $50 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
CDSC Options
C Schedule Option
An applicant can elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (return of Contract Value) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The Highest Anniversary Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets.
•	The Return of Premium Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
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•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
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Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-4 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
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In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
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•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance or effective date of certain contract changes, as defined in the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
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In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
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An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2015, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make mutual fund service fee payments to Nationwide or its affiliates.
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There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.85% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.15% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. Nationwide will determine on each Quarterly Contract Anniversary if the Contract is eligible for a waiver of the Administrative Charge. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
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Contract Maintenance Charge
A $50 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	5%	3%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
If the Contract Owner elected the No CDSC Option, no CDSC will be assessed on amounts withdrawn from the contract.
For those contracts where the No CDSC Option is not elected, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC; or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
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(3)	from any values which have been held under a contract for at least five years; or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the first Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
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Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’s Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
CDSC Options
C Schedule Option
An applicant can elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
Some Nationwide contracts provide for additional credits to be applied to a contract when cumulative purchase payments reach certain aggregate levels. For purposes of determining cumulative purchase payments, Nationwide may also include purchase payments to other Nationwide annuity contracts. Note: Election of the C Schedule Option makes this contract ineligible to be included when determining cumulative purchase payments for such additional credits.
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Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant’s 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Highest Anniversary Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option (as used herein, "premium" means purchase payments made to the contract), which provides a death benefit that is the greater of (i) Contract Value or (ii) purchase payments less an adjustment for withdrawals. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Return of Premium Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
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Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
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Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be Contract Owner's spouse)
•	Contingent Owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be Annuitant's spouse)
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
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Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
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Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.85% (with the Administrative Charge waiver; otherwise, 1.00%) to 1.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
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Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
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Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
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Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
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Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	a $50 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
Except for a surrender made in accordance with the Enhanced Surrender Value for Terminal Illness provision, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Enhanced Surrender Value for Terminal Illness
If an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
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A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide’s consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Where permitted under state law, an assignment or collateral assignment may negatively impact certain benefits under this contract, including the death benefit.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Nationwide® Guided Portfolio Strategies
The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a GPS.
GPS portfolios are available under the contract at the time of application, and only one portfolio can be elected. Contract Owners that elect a GPS portfolio must allocate 100% of their Contract Value to the GPS.
A GPS is a static portfolio. The allocations or "split" between one or more Sub-Accounts is not monitored or adjusted to reflect changing market conditions. Nationwide will not automatically rebalance a Contract Owner’s Variable Account value to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. However, Contract Owners can elect Asset Rebalancing for no additional charge (see Asset Rebalancing).
Nationwide is not providing investment advice by providing these portfolios. Contract Owners are responsible for determining which GPS is best for them. Consult a qualified investment advisor.
Contract Owners may transfer out of a GPS subject to the terms of this prospectus. Transfers may be subject to a Short-Term Trading Fee (see Short-Term Trading Fees).
For additional information about the underlying mutual funds that comprise a GPS, see Appendix A: Underlying Mutual Funds.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
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Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the
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Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Impact of Ownership Changes and Assignment on the Death Benefits
Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), the elected death benefit will be forfeited and replaced with a death benefit equal to the Contract Value on the date Nationwide receives proper proof of the Annuitant's death, an election specifying the distribution method, and any state required forms. Where prohibited by state law, or if any of the following situations apply, the death benefit forfeiture will not apply:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the death benefit.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
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(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant’s 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
A x F + B x (1 - F) Where:
A	=	The greatest of:
		(1)	the Contract Value;
		(2)	the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; and
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
B	=	the Contract Value;
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Highest Anniversary Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
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Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option (as used herein, "premium" means purchase payments made to the contract), which provides a death benefit that is the greater of (i) Contract Value or (ii) purchase payments less an adjustment for withdrawals. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Return of Premium Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Spousal Protection Feature
Each of the optional death benefits includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 75 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
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(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
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Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
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The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.85% of the Daily Net Assets (with the Administrative Charge waiver; otherwise, 1.00%).
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
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Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
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Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
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Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing. On April 9, 2015, the Court entered the Final Order and Consent Judgment. The Company has paid the loss amount. In November 2015, the settlement administrator mailed settlement checks to class members.
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Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-05701
Securities Act of 1933 Registration File No. 333-201820
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	To seek to maximize total return, which consists of appreciation on its investments and a variable income stream.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
American Funds Insurance Series® - International Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide you with long-term growth of capital.
American Funds Insurance Series® - New World Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is long-term capital appreciation.
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BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
43

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk.
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to provide a high level of current income, consistent with low volatility of principal.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return comprised of income and capital appreciation.
Guggenheim Variable Fund - Global Managed Futures Strategy
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.
Guggenheim Variable Fund - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
44

Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Series M seeks to provide total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Invesco - Invesco V.I. International Growth Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - Energy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Janus Aspen Series - Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Enterprise Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize long-term total return.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
45

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return, consistent with the preservation of capital.
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund seeks total return.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation.
46

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: FF
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
47

Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
48

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks income primarily, and total return secondarily, through investment in other mutual funds with a fixed-income orientation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks long-term growth of capital through a broad and flexible allocation in stocks, bonds and other asset classes through investment in other mutual funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
49

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
50

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
51

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Morgan Stanley Investment Management Inc; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
52

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Cramer Rosenthal McGlynn, LLC, GAMCO Asset Management Inc., Lazard Asset Management LLC, Levin Capital Strategies, L.P., Loeb Arbitrage Management LP, SLS Management, LLC, Sound Point Capital Management, L.P., Visium Asset Management, LP
Investment Objective:	The Fund seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
53

PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	Seeks capital growth and current income.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Both capital appreciation and current income.
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
54

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits and with the Administrative Charge waiver (the minimum Variable Account charge of 0.85%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2015 (the maximum Variable Account charge of 1.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2015; therefore, no Condensed Financial Information is available:
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II

No Additional Contract Options Elected (and with Administrative Charge waiver) Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.512650	7.085787	-38.45%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.262529	10.041319	-2.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.559814	10.211659	-3.30%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2015*	10.000000	9.604828	-0.04%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.847006	9.588302	-2.63%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.639089	11.537974	-0.87%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2015*	10.000000	8.940682	-0.11%	0
American Funds Insurance Series® - New World Fund: Class 4 - Q/NQ
2015*	10.000000	9.291545	-0.07%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.722295	12.487892	-1.84%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.351051	-0.06%	0
55

No Additional Contract Options Elected (and with Administrative Charge waiver) Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015*	10.000000	9.153225	-0.08%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.922696	10.557354	-3.34%	11,977
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.610697	-0.04%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.695753	-0.03%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.301337	0.03%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.435505	0.04%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.890034	9.616131	-2.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	14.599574	13.576102	-7.01%	9,109
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.979214	10.117968	-7.84%	6,066
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	12.013388	11.476508	-4.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.436406	-0.06%	16,461
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.586980	9.886374	-6.62%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.978570	9.837854	-1.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.925267	9.619480	-3.08%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.981915	7.791551	-2.38%	8,361
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	10.281260	10.322308	0.40%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	8.895667	8.983114	0.98%	0
56

No Additional Contract Options Elected (and with Administrative Charge waiver) Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.516455	10.395574	-1.15%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.494728	9.947652	-5.21%	12,436
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2015*	10.000000	9.499325	-0.05%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2015*	10.000000	9.289363	-0.07%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	13.267285	12.056592	-9.13%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015*	10.000000	7.882600	-0.21%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.862784	-0.01%	0
Janus Aspen Series - Enterprise Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.687303	-0.03%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.954750	0.00%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015*	10.000000	10.063973	0.01%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2015*	10.000000	9.504304	-0.05%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2015*	10.000000	9.676148	-0.03%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.334971	7.399330	-20.74%	7,088
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2015*	10.000000	9.272901	-0.07%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2015*	10.000000	9.393458	-0.06%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.812606	9.137826	-6.88%	4,298
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2015*	10.000000	9.889921	-0.01%	12,801
57

No Additional Contract Options Elected (and with Administrative Charge waiver) Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2015*	10.000000	9.918372	-0.01%	0
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2015*	10.000000	8.429804	-0.16%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2015*	10.000000	9.592120	-0.04%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.445757	11.065807	-3.32%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015*	10.000000	9.781987	-0.02%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2015*	10.000000	9.340194	-0.07%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015*	10.000000	9.572887	-0.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.657463	13.674642	0.13%	15,736
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015*	10.000000	10.015256	0.00%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015*	10.000000	9.718249	-0.03%	44,638
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015*	10.000000	9.897244	-0.01%	49,259
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015*	10.000000	9.692328	-0.03%	8,984
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.298686	-0.07%	13,470
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.875518	9.536286	-3.44%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015*	10.000000	9.183373	-0.08%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.265610	9.848132	-4.07%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	12.131060	11.648006	-3.98%	0
58

No Additional Contract Options Elected (and with Administrative Charge waiver) Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.712033	11.407938	-2.60%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015*	10.000000	9.724049	-0.03%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.084476	10.012931	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	15.321643	14.924989	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	13.300145	13.047410	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	14.299208	13.989308	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.787700	11.601744	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.430891	9.898146	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.375918	9.786042	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.792904	13.529915	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	14.662278	14.318482	-2.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.820681	12.576315	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015*	10.000000	9.872391	-0.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	11.040128	10.889666	-1.36%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015*	10.000000	8.507818	-0.15%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.774047	9.349982	-4.34%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.271728	9.844391	-4.16%	0
59

No Additional Contract Options Elected (and with Administrative Charge waiver) Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2015*	10.000000	9.986300	0.00%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015*	10.000000	9.164085	-0.08%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.737699	9.562319	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.385738	10.194683	-1.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.288587	10.183425	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.365674	10.222905	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.192447	10.132573	-0.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.429727	10.005898	-4.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.421674	9.924417	-4.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.353063	10.230701	-1.18%	89,389
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.356429	10.193463	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.283755	10.193231	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015*	10.000000	9.845415	-0.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.639114	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015*	10.000000	9.605128	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.133509	9.792754	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.577714	9.496304	-0.85%	127,024
60

No Additional Contract Options Elected (and with Administrative Charge waiver) Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.896868	9.529142	-3.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	13.481208	13.279162	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	9.038206	8.482363	-6.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	17.378640	17.770186	2.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	16.366420	15.669683	-4.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	17.146849	16.942356	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	18.865116	18.165032	-3.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015*	10.000000	8.956500	-0.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015*	10.000000	9.233003	-0.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015*	10.000000	9.160620	-0.08%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015*	10.000000	9.553581	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.921231	11.150863	-6.46%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.120028	10.150712	0.30%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.136746	10.016312	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.219353	9.637841	-5.69%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015*	10.000000	8.910279	-0.11%	0
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.048368	9.458831	-5.87%	0
61

No Additional Contract Options Elected (and with Administrative Charge waiver) Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.600680	11.924473	2.79%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015*	10.000000	9.543337	-0.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015*	10.000000	8.963616	-0.10%	14,112
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.763126	9.691162	-9.96%	0
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	8.013181	5.906153	-26.29%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	12.115220	11.728127	-3.20%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.288506	10.389446	-7.96%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2015*	10.000000	9.941134	-0.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.926799	10.870278	-0.52%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.144249	9.878204	-2.62%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2015*	10.000000	9.409887	-0.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015*	10.000000	9.172683	-0.08%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	10.112060	9.935357	-1.75%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	11.160643	10.935740	-2.02%	7,174
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.643491	9.087717	-14.62%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	12.313176	12.035404	-2.26%	11,071
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.663882	10.809613	-7.32%	0
62

No Additional Contract Options Elected (and with Administrative Charge waiver) Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015*	10.000000	6.938398	-0.31%	9,221
63

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.407052	6.963995	-38.95%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.250915	9.948993	-2.95%	504
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.250846	9.832866	-4.08%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2015*	10.000000	9.568431	-4.32%	7,490
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.835857	9.500140	-3.41%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.482875	11.291203	-1.67%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2015*	10.000000	8.906763	-10.93%	0
American Funds Insurance Series® - New World Fund: Class 4 - Q/NQ
2015*	10.000000	9.256321	-7.44%	766
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.250671	11.927909	-2.63%	1,257
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.313145	-6.87%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015*	10.000000	9.118521	-8.81%	517
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.863731	10.415622	-4.12%	922
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.558575	-4.41%	472
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.659009	-3.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.245461	2.45%	813
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.395987	3.96%	503
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.878838	9.527725	-3.55%	4,188
64

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	14.058379	12.967322	-7.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.831818	9.901558	-8.59%	845
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.852145	11.231074	-5.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.385395	-6.15%	6,522
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.489923	9.716673	-7.37%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.967273	9.747428	-2.21%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.914034	9.531047	-3.86%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.599995	7.358894	-3.17%	3,733
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	13.890053	13.833010	-0.41%	1,451
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.005171	9.020325	0.17%	1,111
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.420044	10.217148	-1.95%	889
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.398508	9.776880	-5.98%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2015*	10.000000	9.463320	-5.37%	3,756
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2015*	10.000000	9.254136	-7.46%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	12.775433	11.515886	-9.86%	1,705
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015*	10.000000	7.852631	-21.47%	405
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.825412	-1.75%	0
65

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Enterprise Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.650597	-3.49%	339
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.917031	-0.83%	928
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015*	10.000000	10.025841	0.26%	595
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2015*	10.000000	9.468281	-5.32%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2015*	10.000000	9.639467	-3.61%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.209577	7.240929	-21.38%	2,630
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2015*	10.000000	9.237743	-7.62%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2015*	10.000000	9.357844	-6.42%	371
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.680843	8.942338	-7.63%	1,224
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2015*	10.000000	9.852456	-1.48%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2015*	10.000000	9.880795	-1.19%	3,512
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2015*	10.000000	8.397817	-16.02%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2015*	10.000000	9.555770	-4.44%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.110834	10.655324	-4.10%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015*	10.000000	9.744936	-2.55%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2015*	10.000000	9.304786	-6.95%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015*	10.000000	9.536614	-4.63%	0
66

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.257899	13.167458	-0.68%	5,060
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015*	10.000000	9.977316	-0.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015*	10.000000	9.681430	-3.19%	337
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015*	10.000000	9.859736	-1.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015*	10.000000	9.655592	-3.44%	29,759
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.263430	-7.37%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.820864	9.406971	-4.21%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015*	10.000000	9.148556	-8.51%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.210164	9.715876	-4.84%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.939824	11.371857	-4.76%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.527405	11.137481	-3.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015*	10.000000	9.687214	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.073068	9.920899	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	14.753660	14.255721	-3.38%	4,815
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.807136	12.462381	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	13.769170	13.362036	-2.96%	5,116
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.350744	11.081516	-2.37%	0
67

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.335251	9.728235	-5.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.280775	9.618044	-6.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.281632	12.923239	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	14.118780	13.676452	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.345451	12.012408	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015*	10.000000	9.834977	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.717122	10.485780	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015*	10.000000	8.475525	-15.24%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.721255	9.224423	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.216256	9.712199	-4.93%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2015*	10.000000	9.948466	-0.52%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015*	10.000000	9.129339	-8.71%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.726665	9.474376	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.328277	10.056465	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.231667	10.045367	-1.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.308323	10.084307	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.136047	9.995195	-1.39%	0
68

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.334098	9.834155	-4.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.326112	9.754053	-5.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.295774	10.091997	-1.98%	21,776
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.299134	10.055266	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.226854	10.055027	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015*	10.000000	9.808108	-1.92%	330
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.602582	-3.97%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015*	10.000000	9.568725	-4.31%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.122039	9.702734	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.193430	9.041740	-1.65%	1,700
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.763968	9.325305	-4.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	12.981459	12.683673	-2.29%	382
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	8.988151	8.367264	-6.91%	553
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	16.734538	16.973506	1.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	15.759715	14.967003	-5.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.511242	16.182651	-1.99%	311
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	18.165883	17.350571	-4.49%	0
69

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015*	10.000000	8.922527	-10.77%	562
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015*	10.000000	9.198002	-8.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015*	10.000000	9.125884	-8.74%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015*	10.000000	9.517369	-4.83%	1,029
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.761235	10.912424	-7.22%	477
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.108576	10.057421	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.840120	9.644746	-1.99%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.207781	9.549221	-6.45%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015*	10.000000	8.876479	-11.24%	0
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.036999	9.371863	-6.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.444970	11.669488	1.96%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015*	10.000000	9.507180	-4.93%	3,758
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015*	10.000000	8.929631	-10.70%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.448212	9.331646	-10.69%	0
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.716070	5.641176	-26.89%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.666088	11.202227	-3.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.869292	9.922894	-8.71%	0
70

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2015*	10.000000	9.903479	-0.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.607078	10.467077	-1.32%	884
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.051235	9.708653	-3.41%	3,570
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2015*	10.000000	9.374216	-6.26%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015*	10.000000	9.137892	-8.62%	3,447
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	10.019337	9.764817	-2.54%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	10.834069	10.530053	-2.81%	3,738
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.586013	8.965633	-15.31%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	11.952838	11.588895	-3.04%	4,500
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.322599	10.408615	-8.07%	3,341
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015*	10.000000	6.911979	-30.88%	5,300
71

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
72

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
73

•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
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IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
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The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In Obergefell v. Hodges, the United States Supreme Court declared that all states are required to license marriages between same sex couples, and to recognize same sex marriages validly performed in another jurisdiction.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
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If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
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(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs,
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Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the Co contract owner, the period may not exceed the longer of the
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period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
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For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2016, that amount is $12,400.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
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State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Nationwide Destination Freedom+SM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2016
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2016. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $197 billion as of December 31, 2015.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
2

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2015. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2015; therefore, no Condensed Financial Information is available:
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II

No Additional Contract Options Elected (and with Administrative Charge waiver) Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.512650	7.085787	-38.45%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.262529	10.041319	-2.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.559814	10.211659	-3.30%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2015*	10.000000	9.604828	-0.04%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.847006	9.588302	-2.63%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.639089	11.537974	-0.87%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2015*	10.000000	8.940682	-0.11%	0
American Funds Insurance Series® - New World Fund: Class 4 - Q/NQ
2015*	10.000000	9.291545	-0.07%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.722295	12.487892	-1.84%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.351051	-0.06%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015*	10.000000	9.153225	-0.08%	0
4

No Additional Contract Options Elected (and with Administrative Charge waiver) Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.922696	10.557354	-3.34%	11,977
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.610697	-0.04%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.695753	-0.03%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.301337	0.03%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.435505	0.04%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.890034	9.616131	-2.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	14.599574	13.576102	-7.01%	9,109
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.979214	10.117968	-7.84%	6,066
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	12.013388	11.476508	-4.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.436406	-0.06%	16,461
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.586980	9.886374	-6.62%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.978570	9.837854	-1.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.925267	9.619480	-3.08%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.981915	7.791551	-2.38%	8,361
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	10.281260	10.322308	0.40%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	8.895667	8.983114	0.98%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.516455	10.395574	-1.15%	0
5

No Additional Contract Options Elected (and with Administrative Charge waiver) Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.494728	9.947652	-5.21%	12,436
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2015*	10.000000	9.499325	-0.05%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2015*	10.000000	9.289363	-0.07%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	13.267285	12.056592	-9.13%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015*	10.000000	7.882600	-0.21%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.862784	-0.01%	0
Janus Aspen Series - Enterprise Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.687303	-0.03%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.954750	0.00%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015*	10.000000	10.063973	0.01%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2015*	10.000000	9.504304	-0.05%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2015*	10.000000	9.676148	-0.03%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.334971	7.399330	-20.74%	7,088
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2015*	10.000000	9.272901	-0.07%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2015*	10.000000	9.393458	-0.06%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.812606	9.137826	-6.88%	4,298
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2015*	10.000000	9.889921	-0.01%	12,801
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2015*	10.000000	9.918372	-0.01%	0
6

No Additional Contract Options Elected (and with Administrative Charge waiver) Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2015*	10.000000	8.429804	-0.16%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2015*	10.000000	9.592120	-0.04%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.445757	11.065807	-3.32%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015*	10.000000	9.781987	-0.02%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2015*	10.000000	9.340194	-0.07%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015*	10.000000	9.572887	-0.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.657463	13.674642	0.13%	15,736
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015*	10.000000	10.015256	0.00%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015*	10.000000	9.718249	-0.03%	44,638
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015*	10.000000	9.897244	-0.01%	49,259
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015*	10.000000	9.692328	-0.03%	8,984
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.298686	-0.07%	13,470
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.875518	9.536286	-3.44%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015*	10.000000	9.183373	-0.08%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.265610	9.848132	-4.07%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	12.131060	11.648006	-3.98%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.712033	11.407938	-2.60%	0
7

No Additional Contract Options Elected (and with Administrative Charge waiver) Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015*	10.000000	9.724049	-0.03%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.084476	10.012931	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	15.321643	14.924989	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	13.300145	13.047410	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	14.299208	13.989308	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.787700	11.601744	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.430891	9.898146	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.375918	9.786042	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.792904	13.529915	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	14.662278	14.318482	-2.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.820681	12.576315	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015*	10.000000	9.872391	-0.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	11.040128	10.889666	-1.36%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015*	10.000000	8.507818	-0.15%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.774047	9.349982	-4.34%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.271728	9.844391	-4.16%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2015*	10.000000	9.986300	0.00%	0
8

No Additional Contract Options Elected (and with Administrative Charge waiver) Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015*	10.000000	9.164085	-0.08%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.737699	9.562319	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.385738	10.194683	-1.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.288587	10.183425	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.365674	10.222905	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.192447	10.132573	-0.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.429727	10.005898	-4.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.421674	9.924417	-4.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.353063	10.230701	-1.18%	89,389
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.356429	10.193463	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.283755	10.193231	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015*	10.000000	9.845415	-0.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.639114	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015*	10.000000	9.605128	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.133509	9.792754	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.577714	9.496304	-0.85%	127,024
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.896868	9.529142	-3.72%	0
9

No Additional Contract Options Elected (and with Administrative Charge waiver) Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	13.481208	13.279162	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	9.038206	8.482363	-6.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	17.378640	17.770186	2.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	16.366420	15.669683	-4.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	17.146849	16.942356	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	18.865116	18.165032	-3.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015*	10.000000	8.956500	-0.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015*	10.000000	9.233003	-0.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015*	10.000000	9.160620	-0.08%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015*	10.000000	9.553581	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.921231	11.150863	-6.46%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.120028	10.150712	0.30%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.136746	10.016312	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.219353	9.637841	-5.69%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015*	10.000000	8.910279	-0.11%	0
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.048368	9.458831	-5.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.600680	11.924473	2.79%	0
10

No Additional Contract Options Elected (and with Administrative Charge waiver) Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015*	10.000000	9.543337	-0.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015*	10.000000	8.963616	-0.10%	14,112
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.763126	9.691162	-9.96%	0
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	8.013181	5.906153	-26.29%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	12.115220	11.728127	-3.20%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.288506	10.389446	-7.96%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2015*	10.000000	9.941134	-0.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.926799	10.870278	-0.52%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.144249	9.878204	-2.62%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2015*	10.000000	9.409887	-0.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015*	10.000000	9.172683	-0.08%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	10.112060	9.935357	-1.75%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	11.160643	10.935740	-2.02%	7,174
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.643491	9.087717	-14.62%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	12.313176	12.035404	-2.26%	11,071
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.663882	10.809613	-7.32%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015*	10.000000	6.938398	-0.31%	9,221
11

No Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.492838	7.062869	-38.55%	2,639
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.260358	10.024002	-2.30%	4,472
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.501376	10.139773	-3.44%	4,479
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2015*	10.000000	9.598013	-4.02%	54,628
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.844922	9.571752	-2.77%	22,858
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.609748	11.491466	-1.02%	10,356
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2015*	10.000000	8.934329	-10.66%	21,333
American Funds Insurance Series® - New World Fund: Class 4 - Q/NQ
2015*	10.000000	9.284958	-7.15%	4,363
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.632806	12.381286	-1.99%	22,316
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.343957	-6.56%	24,611
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015*	10.000000	9.146727	-8.53%	10,092
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.911642	10.530718	-3.49%	19,218
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.600930	-3.99%	37,187
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.688874	-3.11%	16,702
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.290872	2.91%	32,500
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.428104	4.28%	18,626
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.887941	9.599546	-2.92%	11,516
12

No Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	14.496906	13.460232	-7.15%	3,945
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.951518	10.077175	-7.98%	13,560
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.983095	11.430241	-4.61%	6,125
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.426855	-5.73%	53,333
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.568786	9.854459	-6.76%	950
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.976454	9.820885	-1.56%	7,940
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.923168	9.602891	-3.23%	3,265
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.909102	7.708798	-2.53%	32,377
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	10.166443	10.191601	0.25%	4,003
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	8.796330	8.869367	0.83%	6,617
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.498379	10.361995	-1.30%	4,697
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.476679	9.915510	-5.36%	1,922
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2015*	10.000000	9.492583	-5.07%	14,908
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2015*	10.000000	9.282765	-7.17%	852
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	13.173958	11.953651	-9.26%	6,154
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015*	10.000000	7.876990	-21.23%	6,047
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.855791	-1.44%	4,349
13

No Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Enterprise Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.680434	-3.20%	34,863
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.947685	-0.52%	25,317
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015*	10.000000	10.056836	0.57%	11,926
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2015*	10.000000	9.497557	-5.02%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2015*	10.000000	9.669280	-3.31%	1,055
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.311401	7.369456	-20.86%	41,025
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2015*	10.000000	9.266319	-7.34%	7,929
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2015*	10.000000	9.386789	-6.13%	1,514
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.787838	9.100966	-7.02%	12,286
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2015*	10.000000	9.882910	-1.17%	31,771
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2015*	10.000000	9.911340	-0.89%	27,189
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2015*	10.000000	8.423822	-15.76%	5,154
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2015*	10.000000	9.585315	-4.15%	17,928
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.382390	10.987894	-3.47%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015*	10.000000	9.775059	-2.25%	39,386
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2015*	10.000000	9.333563	-6.66%	13,354
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015*	10.000000	9.566102	-4.34%	12,376
14

No Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.581891	13.578401	-0.03%	68,913
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015*	10.000000	10.008160	0.08%	3,022
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015*	10.000000	9.711356	-2.89%	20,840
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015*	10.000000	9.890214	-1.10%	52,978
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015*	10.000000	9.685447	-3.15%	46,656
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.292086	-7.08%	1,290
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.865283	9.511987	-3.58%	207
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015*	10.000000	9.176861	-8.23%	21,200
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.255229	9.823276	-4.21%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	12.095096	11.595894	-4.13%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.677302	11.356891	-2.74%	5,307
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015*	10.000000	9.717155	-2.83%	4,404
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.082343	9.995675	-0.86%	15,162
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	15.213868	14.797588	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	13.206571	12.936007	-2.05%	8,428
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	14.198634	13.869891	-2.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.704782	11.502703	-1.73%	2,271
15

No Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.412954	9.866171	-5.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.358061	9.754413	-5.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.695871	13.414399	-2.06%	7,030
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	14.559145	14.196249	-2.49%	12,433
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.730499	12.468956	-2.05%	4,291
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015*	10.000000	9.865395	-1.35%	18,913
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.979041	10.813034	-1.51%	1,436
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015*	10.000000	8.501772	-14.98%	12,171
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.764165	9.326397	-4.48%	3,791
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.261344	9.819556	-4.31%	397
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2015*	10.000000	9.979222	-0.21%	9,632
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015*	10.000000	9.157583	-8.42%	688
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.735636	9.545819	-1.95%	33,926
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.374973	10.168709	-1.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.277936	10.157482	-1.17%	31,096
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.354927	10.196857	-1.53%	16,849
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.181886	10.106760	-0.74%	13,815
16

No Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.411787	9.973579	-4.21%	43,969
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.403750	9.892354	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.342330	10.204642	-1.33%	168,976
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.345692	10.167490	-1.72%	72,267
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.273093	10.167250	-1.03%	35,123
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015*	10.000000	9.838436	-1.62%	19,023
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.632273	-3.68%	42,181
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015*	10.000000	9.598320	-4.02%	61,632
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.131367	9.775874	-3.51%	47,490
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.504694	9.409652	-1.00%	31,361
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.871895	9.490710	-3.86%	8,917
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	13.386376	13.165787	-1.65%	224
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	9.028829	8.460726	-6.29%	3,409
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	17.256399	17.618485	2.10%	5,243
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	16.251310	15.535924	-4.40%	5,213
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	17.026215	16.797697	-1.34%	3,145
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	18.732442	18.009986	-3.86%	9,976
17

No Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015*	10.000000	8.950139	-10.50%	23,242
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015*	10.000000	9.226446	-7.74%	13,814
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015*	10.000000	9.154121	-8.46%	9,272
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015*	10.000000	9.546801	-4.53%	2,349
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.891152	11.105899	-6.60%	3,816
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.117887	10.133216	0.15%	173,271
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.080645	9.945786	-1.34%	8,484
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.217186	9.621213	-5.83%	28,582
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015*	10.000000	8.903951	-10.96%	4,033
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.046245	9.442532	-6.01%	11,358
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.571423	11.876407	2.64%	20,724
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015*	10.000000	9.536581	-4.63%	10,062
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015*	10.000000	8.957254	-10.43%	11,016
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.703567	9.622944	-10.10%	1,709
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.956805	5.855713	-26.41%	4,635
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	12.029984	11.627992	-3.34%	413
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.208943	10.300611	-8.10%	6,955
18

No Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2015*	10.000000	9.934091	-0.66%	5,119
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.866335	10.793778	-0.67%	26,950
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.126799	9.846285	-2.77%	3,256
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2015*	10.000000	9.403206	-5.97%	17,379
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015*	10.000000	9.166175	-8.34%	70,636
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	10.094669	9.903268	-1.90%	7,072
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	11.098877	10.858760	-2.16%	37,066
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.632727	9.064774	-14.75%	12,174
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	12.245007	11.950657	-2.40%	42,883
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.599334	10.733521	-7.46%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015*	10.000000	6.933452	-30.67%	42,892
19

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.486244	7.055244	-38.58%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.259632	10.018221	-2.35%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.481949	10.115901	-3.49%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2015*	10.000000	9.595746	-4.04%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.844228	9.566255	-2.82%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.599966	11.475973	-1.07%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2015*	10.000000	8.932212	-10.68%	0
American Funds Insurance Series® - New World Fund: Class 4 - Q/NQ
2015*	10.000000	9.282753	-7.17%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.603051	12.345887	-2.04%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.341590	-6.58%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015*	10.000000	9.144564	-8.55%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.907968	10.521850	-3.54%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.597673	-4.02%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.686579	-3.13%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.287384	2.87%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.425645	4.26%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.887245	9.594021	-2.97%	0
20

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	14.462764	13.421748	-7.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.942292	10.063592	-8.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.972998	11.414847	-4.66%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.423667	-5.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.562716	9.843813	-6.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.975748	9.815243	-1.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.922465	9.597358	-3.28%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.884953	7.681382	-2.58%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	10.128421	10.148352	0.20%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	8.763437	8.831743	0.78%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.492343	10.350817	-1.35%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.470665	9.904819	-5.40%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2015*	10.000000	9.490338	-5.10%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2015*	10.000000	9.280569	-7.19%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	13.142947	11.919488	-9.31%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015*	10.000000	7.875119	-21.25%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.853457	-1.47%	0
21

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Enterprise Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.678142	-3.22%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.945337	-0.55%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015*	10.000000	10.054446	0.54%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2015*	10.000000	9.495316	-5.05%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2015*	10.000000	9.666985	-3.33%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.303567	7.359529	-20.90%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2015*	10.000000	9.264126	-7.36%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2015*	10.000000	9.384564	-6.15%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.779591	9.088696	-7.06%	0
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2015*	10.000000	9.880577	-1.19%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2015*	10.000000	9.908994	-0.91%	0
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2015*	10.000000	8.421819	-15.78%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2015*	10.000000	9.583049	-4.17%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.361348	10.962051	-3.51%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015*	10.000000	9.772740	-2.27%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2015*	10.000000	9.331357	-6.69%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015*	10.000000	9.563832	-4.36%	0
22

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.556771	13.546445	-0.08%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015*	10.000000	10.005794	0.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015*	10.000000	9.709059	-2.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015*	10.000000	9.887878	-1.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015*	10.000000	9.683160	-3.17%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.289882	-7.10%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.861869	9.503893	-3.63%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015*	10.000000	9.174682	-8.25%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.251767	9.814996	-4.26%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	12.083099	11.578544	-4.18%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.665737	11.339915	-2.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015*	10.000000	9.714858	-2.85%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.081631	9.989926	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	15.178055	14.755290	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	13.175519	12.899075	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	14.165211	13.830256	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.677258	11.469851	-1.78%	0
23

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.406975	9.855537	-5.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.352122	9.743892	-5.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.663674	13.376099	-2.10%	74,343
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	14.524882	14.155686	-2.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.700554	12.433344	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015*	10.000000	9.863056	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.958732	10.787582	-1.56%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015*	10.000000	8.499760	-15.00%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.760864	9.318531	-4.53%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.257880	9.811286	-4.35%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2015*	10.000000	9.976855	-0.23%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015*	10.000000	9.155414	-8.45%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.734948	9.540314	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.371387	10.160059	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.274371	10.148827	-1.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.351356	10.188188	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.178371	10.098169	-0.79%	0
24

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.405811	9.962827	-4.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.397761	9.881675	-4.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.338747	10.195959	-1.38%	97,999
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.342115	10.158844	-1.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.269540	10.158601	-1.08%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015*	10.000000	9.836102	-1.64%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.630000	-3.70%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015*	10.000000	9.596040	-4.04%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.130649	9.770237	-3.56%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.480463	9.380920	-1.05%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.863578	9.477914	-3.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	13.354884	13.128174	-1.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	9.025703	8.453532	-6.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	17.215819	17.568180	2.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	16.213055	15.491526	-4.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.986182	16.749733	-1.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	18.688356	17.958514	-3.91%	0
25

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015*	10.000000	8.948024	-10.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015*	10.000000	9.224264	-7.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015*	10.000000	9.151951	-8.48%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015*	10.000000	9.544540	-4.55%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.881150	11.090945	-6.65%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.117173	10.127380	0.10%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.061989	9.922387	-1.39%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.216465	9.615673	-5.88%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015*	10.000000	8.901845	-10.98%	0
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.045533	9.437082	-6.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.561665	11.860391	2.58%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015*	10.000000	9.534312	-4.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015*	10.000000	8.955134	-10.45%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.683761	9.600285	-10.14%	0
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.938092	5.838976	-26.44%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	12.001693	11.594790	-3.39%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.182521	10.271148	-8.15%	0
26

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2015*	10.000000	9.931738	-0.68%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.846212	10.768346	-0.72%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.120993	9.835672	-2.82%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2015*	10.000000	9.400979	-5.99%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015*	10.000000	9.164005	-8.36%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	10.088867	9.892567	-1.95%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	11.078338	10.833183	-2.21%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.629134	9.057127	-14.79%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	12.222355	11.922529	-2.45%	0
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.577859	10.708231	-7.51%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015*	10.000000	6.931798	-30.68%	0
27

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.473041	7.039992	-38.64%	6,735
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.258182	10.006681	-2.45%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.443159	10.068271	-3.59%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2015*	10.000000	9.591198	-4.09%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.842836	9.555222	-2.92%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.580419	11.445050	-1.17%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2015*	10.000000	8.927982	-10.72%	0
American Funds Insurance Series® - New World Fund: Class 4 - Q/NQ
2015*	10.000000	9.278351	-7.22%	6,350
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.543775	12.275399	-2.14%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.336857	-6.63%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015*	10.000000	9.140227	-8.60%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.900598	10.504113	-3.64%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.591167	-4.09%	4,525
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.681989	-3.18%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.280403	2.80%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.420702	4.21%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.885842	9.582970	-3.06%	10,637
28

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	14.394762	13.345131	-7.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.923850	10.036471	-8.12%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.952814	11.384078	-4.76%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.417293	-5.83%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.550579	9.822561	-6.90%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.974346	9.803916	-1.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.921067	9.586304	-3.37%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.836837	7.626797	-2.68%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	14.811686	14.825840	0.10%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.429929	9.493824	0.68%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.480297	10.328475	-1.45%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.458640	9.883438	-5.50%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2015*	10.000000	9.485841	-5.14%	15,550
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2015*	10.000000	9.276175	-7.24%	6,369
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	13.081129	11.851434	-9.40%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015*	10.000000	7.871381	-21.29%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.848785	-1.51%	0
29

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Enterprise Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.673557	-3.26%	6,074
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.940626	-0.59%	10,197
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015*	10.000000	10.049696	0.50%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2015*	10.000000	9.490813	-5.09%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2015*	10.000000	9.662406	-3.38%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.287866	7.339677	-20.98%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2015*	10.000000	9.259737	-7.40%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2015*	10.000000	9.380123	-6.20%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.763112	9.064215	-7.16%	0
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2015*	10.000000	9.875884	-1.24%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2015*	10.000000	9.904300	-0.96%	0
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2015*	10.000000	8.417827	-15.82%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2015*	10.000000	9.578508	-4.21%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.319299	10.910430	-3.61%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015*	10.000000	9.768111	-2.32%	9,078
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2015*	10.000000	9.326937	-6.73%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015*	10.000000	9.559304	-4.41%	0
30

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.506628	13.482693	-0.18%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015*	10.000000	10.001055	0.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015*	10.000000	9.704455	-2.96%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015*	10.000000	9.883198	-1.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015*	10.000000	9.678573	-3.21%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.285482	-7.15%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.855043	9.487705	-3.73%	10,878
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015*	10.000000	9.170335	-8.30%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.244837	9.798452	-4.36%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	12.059163	11.543921	-4.27%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.642630	11.306023	-2.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015*	10.000000	9.710258	-2.90%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.080207	9.978409	-1.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	15.106685	14.671058	-2.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	13.113546	12.825423	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	14.098606	13.751310	-2.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.622312	11.404351	-1.88%	0
31

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.395014	9.834248	-5.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.340211	9.722849	-5.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.599397	13.299719	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	14.456561	14.074858	-2.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.640818	12.362358	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015*	10.000000	9.858389	-1.42%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.918174	10.736798	-1.66%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015*	10.000000	8.495722	-15.04%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.754273	9.302820	-4.63%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.250943	9.794744	-4.45%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2015*	10.000000	9.972131	-0.28%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015*	10.000000	9.151073	-8.49%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.733572	9.529329	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.364205	10.142760	-2.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.267261	10.131564	-1.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.344188	10.170849	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.171314	10.080960	-0.89%	0
32

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.393853	9.941314	-4.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.385825	9.860347	-5.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.331587	10.178593	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.334965	10.141549	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.262436	10.141323	-1.18%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015*	10.000000	9.831444	-1.69%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.625432	-3.75%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015*	10.000000	9.591494	-4.09%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.129217	9.758989	-3.66%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.432129	9.323658	-1.15%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.846943	9.452365	-4.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	13.292065	13.053224	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	9.019452	8.439133	-6.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	17.134856	17.467893	1.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	16.136785	15.403051	-4.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.906298	16.654099	-1.49%	5,302
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	18.600484	17.856015	-4.00%	0
33

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015*	10.000000	8.943786	-10.56%	4,937
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015*	10.000000	9.219898	-7.80%	8,014
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015*	10.000000	9.147608	-8.52%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015*	10.000000	9.540016	-4.60%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.861116	11.061052	-6.75%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.115743	10.115719	0.00%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.024752	9.875674	-1.49%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.215018	9.604594	-5.98%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015*	10.000000	8.897623	-11.02%	11,584
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.044117	9.426211	-6.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.542199	11.828462	2.48%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015*	10.000000	9.529792	-4.70%	7,739
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015*	10.000000	8.950887	-10.49%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.644236	9.555092	-10.23%	0
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.900728	5.805610	-26.52%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.945245	11.528598	-3.49%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.129856	10.212436	-8.24%	0
34

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2015*	10.000000	9.927030	-0.73%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.806099	10.717682	-0.82%	4,053
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.109357	9.814436	-2.92%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2015*	10.000000	9.396527	-6.03%	18,831
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015*	10.000000	9.159658	-8.40%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	10.077274	9.871217	-2.04%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	11.037343	10.782191	-2.31%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.621951	9.041853	-14.88%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	12.177131	11.866403	-2.55%	4,998
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.535022	10.657819	-7.60%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015*	10.000000	6.928505	-30.71%	0
35

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.466436	7.032365	-38.67%	1,335
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.257457	10.000914	-2.50%	2,544
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.423802	10.044530	-3.64%	2,848
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2015*	10.000000	9.588921	-4.11%	15,235
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.842138	9.549718	-2.97%	12,595
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.570648	11.429619	-1.22%	1,946
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2015*	10.000000	8.925860	-10.74%	0
American Funds Insurance Series® - New World Fund: Class 4 - Q/NQ
2015*	10.000000	9.276151	-7.24%	2,522
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.514257	12.240311	-2.19%	21,153
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.334487	-6.66%	2,515
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015*	10.000000	9.138056	-8.62%	1,776
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.896909	10.495243	-3.69%	1,475
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.587913	-4.12%	547
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.679693	-3.20%	4,855
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.276919	2.77%	4,468
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.418235	4.18%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.885143	9.577442	-3.11%	262
36

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	14.360848	13.306952	-7.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.914629	10.022930	-8.17%	4,697
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.942745	11.368731	-4.81%	1,527
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.414108	-5.86%	15,278
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.544508	9.811943	-6.95%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.973636	9.798268	-1.76%	2,758
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.920361	9.580781	-3.42%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.812881	7.599627	-2.73%	17,884
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	14.717067	14.723688	0.04%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.386671	9.445487	0.63%	1,436
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.474270	10.317320	-1.50%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.452615	9.872748	-5.55%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2015*	10.000000	9.483588	-5.16%	2,464
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2015*	10.000000	9.273970	-7.26%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	13.050322	11.817525	-9.45%	4,609
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015*	10.000000	7.869502	-21.30%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.846455	-1.54%	2,296
37

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Enterprise Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.671269	-3.29%	15,860
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.938267	-0.62%	1,465
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015*	10.000000	10.047305	0.47%	3,182
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2015*	10.000000	9.488562	-5.11%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2015*	10.000000	9.660114	-3.40%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.280029	7.329770	-21.02%	13,229
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2015*	10.000000	9.257539	-7.42%	908
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2015*	10.000000	9.377896	-6.22%	689
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.754861	9.051967	-7.21%	6,408
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2015*	10.000000	9.873550	-1.26%	3,029
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2015*	10.000000	9.901953	-0.98%	9,106
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2015*	10.000000	8.415831	-15.84%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2015*	10.000000	9.576244	-4.24%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.298316	10.884701	-3.66%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015*	10.000000	9.765798	-2.34%	5,030
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2015*	10.000000	9.324721	-6.75%	3,477
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015*	10.000000	9.557036	-4.43%	0
38

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.481594	13.450897	-0.23%	19,425
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015*	10.000000	9.998686	-0.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015*	10.000000	9.702155	-2.98%	2,265
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015*	10.000000	9.880851	-1.19%	10,719
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015*	10.000000	9.676276	-3.24%	10,298
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.283281	-7.17%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.851622	9.479622	-3.78%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015*	10.000000	9.168155	-8.32%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.241373	9.790180	-4.41%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	12.047205	11.526641	-4.32%	646
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.631080	11.289084	-2.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015*	10.000000	9.707955	-2.92%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.079497	9.972667	-1.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	15.071086	14.629079	-2.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	13.082643	12.788723	-2.25%	2,458
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	14.065383	13.711952	-2.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.594937	11.371725	-1.93%	0
39

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.389036	9.823628	-5.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.334272	9.712344	-6.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.567377	13.261695	-2.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	14.422503	14.034601	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.611036	12.326993	-2.25%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015*	10.000000	9.856043	-1.44%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.897964	10.711503	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015*	10.000000	8.493707	-15.06%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.750972	9.294964	-4.68%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.247471	9.786469	-4.50%	45,245
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2015*	10.000000	9.969767	-0.30%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015*	10.000000	9.148899	-8.51%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.732883	9.523839	-2.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.360609	10.134115	-2.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.263715	10.122933	-1.37%	3,455
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.340604	10.162178	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.167793	10.072376	-0.94%	0
40

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.387878	9.930575	-4.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.379852	9.849693	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.328017	10.169928	-1.53%	217,286
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.331382	10.132914	-1.92%	24,164
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.258877	10.132674	-1.23%	6,274
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015*	10.000000	9.829111	-1.71%	2,674
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.623157	-3.77%	8,794
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015*	10.000000	9.589223	-4.11%	21,663
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.128501	9.753353	-3.70%	1,324
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.408030	9.295130	-1.20%	5,848
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.838641	9.439625	-4.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	13.260743	13.015865	-1.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	9.016324	8.431925	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	17.094490	17.417919	1.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	16.098771	15.359002	-4.60%	362
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.866452	16.606450	-1.54%	1,573
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	18.556628	17.804900	-4.05%	314
41

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015*	10.000000	8.941659	-10.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015*	10.000000	9.217709	-7.82%	2,716
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015*	10.000000	9.145442	-8.55%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015*	10.000000	9.537763	-4.62%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.851136	11.046149	-6.79%	2,385
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.115026	10.109877	-0.05%	40,065
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.006180	9.852388	-1.54%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.214298	9.599056	-6.02%	9,368
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015*	10.000000	8.895507	-11.04%	0
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.043404	9.420773	-6.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.532453	11.812488	2.43%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015*	10.000000	9.527536	-4.72%	2,710
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015*	10.000000	8.948766	-10.51%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.624507	9.532555	-10.28%	0
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.882107	5.788984	-26.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.917091	11.495604	-3.54%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.103573	10.183174	-8.29%	0
42

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2015*	10.000000	9.924675	-0.75%	909
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.786061	10.692397	-0.87%	1,821
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.103549	9.803836	-2.97%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2015*	10.000000	9.394296	-6.06%	2,547
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015*	10.000000	9.157482	-8.43%	48,326
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	10.071484	9.860565	-2.09%	3,271
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	11.016900	10.756770	-2.36%	13,883
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.618363	9.034220	-14.92%	1,725
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	12.154568	11.838418	-2.60%	21,632
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.513648	10.632697	-7.65%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015*	10.000000	6.926854	-30.73%	16,311
43

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.453237	7.017142	-38.73%	2,136
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.256005	9.989375	-2.60%	5,007
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.385210	9.997208	-3.74%	3,722
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2015*	10.000000	9.584375	-4.16%	27,204
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.840743	9.538695	-3.07%	27,450
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.551118	11.398757	-1.32%	9,298
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2015*	10.000000	8.921618	-10.78%	2,196
American Funds Insurance Series® - New World Fund: Class 4 - Q/NQ
2015*	10.000000	9.271749	-7.28%	2,203
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.455283	12.170300	-2.29%	8,890
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.329751	-6.70%	4,442
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015*	10.000000	9.133717	-8.66%	12,108
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.889543	10.477534	-3.78%	4,092
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.581396	-4.19%	6,664
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.675104	-3.25%	2,060
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.269920	2.70%	13,280
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.413294	4.13%	9,411
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.883748	9.566395	-3.21%	8,254
44

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	14.293203	13.230861	-7.43%	4,157
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.896211	9.995896	-8.26%	9,524
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.922581	11.338036	-4.90%	4,423
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.407729	-5.92%	36,692
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.532375	9.790725	-7.04%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.972225	9.786976	-1.86%	7,111
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.918958	9.569724	-3.52%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.765163	7.545582	-2.83%	19,823
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	14.529476	14.521295	-0.06%	1,455
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.300660	9.349468	0.52%	4,760
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.462216	10.295006	-1.60%	2,363
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.440597	9.851407	-5.64%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2015*	10.000000	9.479086	-5.21%	14,799
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2015*	10.000000	9.269571	-7.30%	1,516
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	12.988838	11.749949	-9.54%	8,378
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015*	10.000000	7.865754	-21.34%	1,387
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.841784	-1.58%	1,946
45

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Enterprise Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.666683	-3.33%	18,621
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.933555	-0.66%	25,613
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015*	10.000000	10.042545	0.43%	10,002
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2015*	10.000000	9.484060	-5.16%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2015*	10.000000	9.655528	-3.44%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.264351	7.309965	-21.10%	23,664
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2015*	10.000000	9.253139	-7.47%	15,252
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2015*	10.000000	9.373442	-6.27%	11,328
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.738397	9.027551	-7.30%	8,586
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2015*	10.000000	9.868867	-1.31%	502
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2015*	10.000000	9.897252	-1.03%	5,537
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2015*	10.000000	8.411830	-15.88%	8,803
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2015*	10.000000	9.571690	-4.28%	21,247
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.256491	10.833418	-3.76%	314
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015*	10.000000	9.761165	-2.39%	18,882
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2015*	10.000000	9.320300	-6.80%	9,078
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015*	10.000000	9.552505	-4.47%	11,779
46

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.431656	13.387501	-0.33%	17,847
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015*	10.000000	9.993942	-0.06%	10,776
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015*	10.000000	9.697551	-3.02%	23,177
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015*	10.000000	9.876167	-1.24%	17,210
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015*	10.000000	9.671687	-3.28%	6,731
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.278864	-7.21%	8,117
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.844790	9.463452	-3.87%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015*	10.000000	9.163811	-8.36%	2,728
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.234446	9.773649	-4.50%	763
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	12.023307	11.492135	-4.42%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.608009	11.255285	-3.04%	3,067
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015*	10.000000	9.703351	-2.97%	4,501
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.078068	9.961155	-1.16%	7,921
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	15.000094	14.545436	-3.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	13.021013	12.715589	-2.35%	2,915
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	13.999116	13.633536	-2.61%	2,864
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.540318	11.306706	-2.02%	4,357
47

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.377084	9.802379	-5.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.322382	9.691344	-6.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.503459	13.185860	-2.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	14.354570	13.954351	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.551643	12.256511	-2.35%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015*	10.000000	9.851371	-1.49%	4,886
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.857570	10.660990	-1.81%	974
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015*	10.000000	8.489666	-15.10%	545
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.744364	9.279267	-4.77%	815
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.240544	9.769951	-4.60%	4,132
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2015*	10.000000	9.965041	-0.35%	5,766
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015*	10.000000	9.144556	-8.55%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.731500	9.512833	-2.25%	16,521
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.353432	10.116841	-2.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.256589	10.105663	-1.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.333432	10.144850	-1.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.160740	10.055211	-1.04%	0
48

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.375923	9.909099	-4.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.367902	9.828393	-5.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.320853	10.152590	-1.63%	66,278
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.324221	10.115641	-2.02%	59,318
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.251759	10.115388	-1.33%	4,564
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015*	10.000000	9.824450	-1.76%	6,463
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.618593	-3.81%	2,803
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015*	10.000000	9.584676	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.127068	9.742112	-3.80%	30,478
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.359994	9.238323	-1.30%	18,409
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.822020	9.414136	-4.15%	15,957
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	13.198274	12.941422	-1.95%	983
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	9.010075	8.417554	-6.58%	1,756
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	17.013978	17.318346	1.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	16.022938	15.271161	-4.69%	1,076
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.787005	16.511497	-1.64%	3,152
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	18.469249	17.703119	-4.15%	3,538
49

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015*	10.000000	8.937412	-10.63%	6,355
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015*	10.000000	9.213334	-7.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015*	10.000000	9.141093	-8.59%	3,282
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015*	10.000000	9.533233	-4.67%	2,677
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.831126	11.016339	-6.89%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.113596	10.098224	-0.15%	127,980
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.969091	9.805934	-1.64%	24,016
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.212853	9.587979	-6.12%	19,644
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015*	10.000000	8.891284	-11.09%	14,363
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.041986	9.409915	-6.29%	969
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.513000	11.780632	2.32%	1,893
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015*	10.000000	9.523017	-4.77%	13,412
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015*	10.000000	8.944516	-10.55%	16,745
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.585173	9.487639	-10.37%	0
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.844966	5.755869	-26.63%	2,356
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.860952	11.429866	-3.63%	1,866
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.051177	10.124850	-8.38%	0
50

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2015*	10.000000	9.919977	-0.80%	7,925
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.746116	10.642012	-0.97%	16,375
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.091923	9.782649	-3.06%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2015*	10.000000	9.389843	-6.10%	12,102
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015*	10.000000	9.153138	-8.47%	36,230
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	10.059893	9.839243	-2.19%	3,965
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	10.976065	10.706056	-2.46%	17,991
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.611181	9.018969	-15.01%	8,742
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	12.109521	11.782604	-2.70%	25,912
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.470976	10.582558	-7.74%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015*	10.000000	6.923553	-30.76%	23,720
51

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.446637	7.009542	-38.76%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.255280	9.983601	-2.65%	3,926
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.365942	9.973602	-3.78%	4,695
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2015*	10.000000	9.582104	-4.18%	498
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.840049	9.533189	-3.12%	11,471
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.541366	11.383359	-1.37%	5,904
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2015*	10.000000	8.919499	-10.81%	0
American Funds Insurance Series® - New World Fund: Class 4 - Q/NQ
2015*	10.000000	9.269543	-7.30%	3,136
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.425875	12.135418	-2.34%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.327382	-6.73%	10,972
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015*	10.000000	9.131549	-8.68%	210
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.885861	10.468677	-3.83%	15,809
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.578137	-4.22%	6,045
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.672806	-3.27%	83
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.266438	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.410819	4.11%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.883047	9.560871	-3.26%	0
52

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	14.259458	13.192926	-7.48%	783
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.886999	9.982373	-8.31%	3,894
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.912527	11.322737	-4.95%	4,282
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.404543	-5.95%	16,971
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.526309	9.780130	-7.09%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.971520	9.781315	-1.91%	1,225
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.918263	9.564206	-3.57%	14,960
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.741365	7.518647	-2.88%	9,479
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	14.436493	14.421061	-0.11%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.257923	9.301790	0.47%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.456189	10.283871	-1.65%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.434574	9.840743	-5.69%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2015*	10.000000	9.476837	-5.23%	14,182
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2015*	10.000000	9.267368	-7.33%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	12.958176	11.716264	-9.58%	901
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015*	10.000000	7.863882	-21.36%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.839444	-1.61%	444
53

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Enterprise Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.664379	-3.36%	4,086
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.931190	-0.69%	4,576
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015*	10.000000	10.040155	0.40%	248
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2015*	10.000000	9.481799	-5.18%	7,022
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2015*	10.000000	9.653241	-3.47%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.256522	7.300082	-21.14%	4,346
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2015*	10.000000	9.250941	-7.49%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2015*	10.000000	9.371213	-6.29%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.730170	9.015332	-7.35%	7,514
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2015*	10.000000	9.866520	-1.33%	15,010
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2015*	10.000000	9.894903	-1.05%	0
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2015*	10.000000	8.409833	-15.90%	4,154
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2015*	10.000000	9.569425	-4.31%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.235582	10.807831	-3.81%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015*	10.000000	9.758852	-2.41%	3,203
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2015*	10.000000	9.318086	-6.82%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015*	10.000000	9.550231	-4.50%	5,276
54

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.406742	13.355912	-0.38%	25,623
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015*	10.000000	9.991561	-0.08%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015*	10.000000	9.695250	-3.05%	11,218
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015*	10.000000	9.873815	-1.26%	1,759
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015*	10.000000	9.669386	-3.31%	7,647
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.276671	-7.23%	9,730
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.841374	9.455373	-3.92%	630
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015*	10.000000	9.161633	-8.38%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.230975	9.765389	-4.55%	7,648
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	12.011364	11.474898	-4.47%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.596463	11.238393	-3.09%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015*	10.000000	9.701045	-2.99%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.077356	9.955408	-1.21%	19,880
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	14.964704	14.503757	-3.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.990313	12.679183	-2.40%	835
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	13.966085	13.594478	-2.66%	780
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.513093	11.274317	-2.07%	71
55

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.371109	9.791784	-5.59%	4,029
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.316430	9.680843	-6.16%	209
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.471578	13.148061	-2.40%	173
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	14.320688	13.914357	-2.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.522038	12.221407	-2.40%	717
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015*	10.000000	9.849030	-1.51%	556
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.837430	10.635835	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015*	10.000000	8.487648	-15.12%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.741076	9.271435	-4.82%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.237076	9.761695	-4.64%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2015*	10.000000	9.962668	-0.37%	3,038
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015*	10.000000	9.142385	-8.58%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.730813	9.507345	-2.30%	8,730
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.349838	10.108209	-2.33%	10,366
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.253031	10.097048	-1.52%	672
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.329850	10.136196	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.157218	10.046635	-1.09%	2,597
56

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.369952	9.898374	-4.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.361931	9.817755	-5.25%	20,945
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.317276	10.143936	-1.68%	52,449
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.320640	10.107003	-2.07%	17,138
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.248209	10.106768	-1.38%	51,548
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015*	10.000000	9.822114	-1.78%	10,052
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.616304	-3.84%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015*	10.000000	9.582390	-4.18%	14,490
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.126351	9.736481	-3.85%	9,092
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.336057	9.210025	-1.35%	18,956
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.813725	9.401421	-4.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	13.167135	12.904358	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	9.006941	8.410359	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	16.973837	17.268737	1.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	15.985121	15.227403	-4.74%	2,532
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.747403	16.464205	-1.69%	319
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	18.425660	17.652375	-4.20%	0
57

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015*	10.000000	8.935287	-10.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015*	10.000000	9.211153	-7.89%	212
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015*	10.000000	9.138930	-8.61%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015*	10.000000	9.530971	-4.69%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.821126	11.001460	-6.93%	482
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.112883	10.092399	-0.20%	33,745
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.950603	9.782784	-1.69%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.212130	9.582428	-6.17%	3,813
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015*	10.000000	8.889174	-11.11%	221
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.041273	9.404472	-6.34%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.503274	11.764707	2.27%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015*	10.000000	9.520757	-4.79%	78
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015*	10.000000	8.942393	-10.58%	12,620
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.565506	9.465217	-10.41%	2,910
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.826466	5.739372	-26.67%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.832952	11.397110	-3.68%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.025047	10.095801	-8.43%	0
58

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2015*	10.000000	9.917621	-0.82%	1,006
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.726161	10.616869	-1.02%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.086102	9.772042	-3.11%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2015*	10.000000	9.387605	-6.12%	420
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015*	10.000000	9.150955	-8.49%	10,001
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	10.054109	9.828603	-2.24%	4,428
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	10.955720	10.680794	-2.51%	6,697
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.607590	9.011340	-15.05%	1,287
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	12.087033	11.754760	-2.75%	10,784
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.449705	10.557589	-7.79%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015*	10.000000	6.921903	-30.78%	6,489
59

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.420254	6.979163	-38.89%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.252374	9.960529	-2.85%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.289101	9.879592	-3.98%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2015*	10.000000	9.572991	-4.27%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.837256	9.511164	-3.31%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.502352	11.321862	-1.57%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2015*	10.000000	8.911011	-10.89%	2,271
American Funds Insurance Series® - New World Fund: Class 4 - Q/NQ
2015*	10.000000	9.260721	-7.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.308880	11.996773	-2.54%	2,163
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.317891	-6.82%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015*	10.000000	9.122869	-8.77%	332
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.871107	10.433286	-4.03%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.565094	-4.35%	76
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.663610	-3.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.252456	2.52%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.400931	4.01%	1,145
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.880242	9.538782	-3.46%	0
60

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	14.125158	13.042170	-7.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.850216	9.928470	-8.50%	1,020
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.872265	11.261582	-5.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.391785	-6.08%	1,143
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.502054	9.737805	-7.28%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.968690	9.758720	-2.11%	1,061
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.915445	9.542108	-3.77%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.646846	7.411785	-3.07%	807
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	14.070051	14.026520	-0.31%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.088717	9.113275	0.27%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.432096	10.239371	-1.85%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.410522	9.798136	-5.88%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2015*	10.000000	9.467833	-5.32%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2015*	10.000000	9.258555	-7.41%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	12.836111	11.582351	-9.77%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015*	10.000000	7.856385	-21.44%	1,188
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.830092	-1.70%	270
61

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Enterprise Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.655202	-3.45%	326
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.921757	-0.78%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015*	10.000000	10.030615	0.31%	52
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2015*	10.000000	9.472787	-5.27%	1,079
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2015*	10.000000	9.644062	-3.56%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.225222	7.260617	-21.30%	2,119
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2015*	10.000000	9.242141	-7.58%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2015*	10.000000	9.362310	-6.38%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.697275	8.966638	-7.53%	391
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2015*	10.000000	9.857146	-1.43%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2015*	10.000000	9.885502	-1.14%	0
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2015*	10.000000	8.401823	-15.98%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2015*	10.000000	9.560326	-4.40%	831
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.152304	10.705964	-4.00%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015*	10.000000	9.749571	-2.50%	551
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2015*	10.000000	9.309224	-6.91%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015*	10.000000	9.541150	-4.59%	0
62

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.307364	13.230025	-0.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015*	10.000000	9.982070	-0.18%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015*	10.000000	9.686031	-3.14%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015*	10.000000	9.864427	-1.36%	801
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015*	10.000000	9.660193	-3.40%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.267843	-7.32%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.827707	9.423096	-4.12%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015*	10.000000	9.152919	-8.47%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.217106	9.732378	-4.74%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.963642	11.406120	-4.66%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.550407	11.171051	-3.28%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015*	10.000000	9.691829	-3.08%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.074503	9.932403	-1.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	14.823756	14.338020	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.867963	12.534299	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	13.834546	13.439131	-2.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.404652	11.145474	-2.27%	0
63

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.347208	9.749395	-5.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.292653	9.638940	-6.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.344697	12.997817	-2.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	14.185826	13.755372	-3.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.404093	12.081745	-2.60%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015*	10.000000	9.839676	-1.60%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.757126	10.535603	-2.06%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015*	10.000000	8.479569	-15.20%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.727860	9.240074	-5.01%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.223195	9.728688	-4.84%	12,019
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2015*	10.000000	9.953205	-0.47%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015*	10.000000	9.133687	-8.66%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.728048	9.485358	-2.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.335462	10.073699	-2.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.238789	10.062572	-1.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.315497	10.101578	-2.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.143109	10.012331	-1.29%	0
64

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.346053	9.855546	-4.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.338053	9.775267	-5.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.302955	10.109311	-1.88%	5,606
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.306302	10.072493	-2.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.233971	10.072255	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015*	10.000000	9.812784	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.607161	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015*	10.000000	9.573287	-4.27%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.123480	9.713992	-4.04%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.240774	9.097544	-1.55%	22
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.780540	9.350632	-4.40%	78
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	13.043120	12.756900	-2.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	8.994425	8.381631	-6.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	16.813998	17.071434	1.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	15.834591	15.053415	-4.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.589658	16.276042	-1.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	18.252162	17.450714	-4.39%	0
65

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015*	10.000000	8.926786	-10.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015*	10.000000	9.202386	-7.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015*	10.000000	9.130235	-8.70%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015*	10.000000	9.521907	-4.78%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.781191	10.942052	-7.12%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.110015	10.069082	-0.40%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.876846	9.690588	-1.89%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.209228	9.560289	-6.36%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015*	10.000000	8.880722	-11.19%	0
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.038424	9.382732	-6.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.464394	11.701181	2.07%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015*	10.000000	9.511707	-4.88%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015*	10.000000	8.933881	-10.66%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.487199	9.375996	-10.60%	0
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.752739	5.673761	-26.82%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.721514	11.266890	-3.88%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.921017	9.980258	-8.61%	0
66

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2015*	10.000000	9.908190	-0.92%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.646686	10.516847	-1.22%	408
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.062851	9.729747	-3.31%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2015*	10.000000	9.378679	-6.21%	837
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015*	10.000000	9.142248	-8.58%	120
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	10.030924	9.786049	-2.44%	61
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	10.874505	10.580109	-2.71%	745
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.593211	8.980869	-15.22%	161
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	11.997459	11.643994	-2.95%	1,057
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.364839	10.458077	-7.98%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015*	10.000000	6.915292	-30.85%	813
67

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.407052	6.963995	-38.95%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.250915	9.948993	-2.95%	504
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.250846	9.832866	-4.08%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2015*	10.000000	9.568431	-4.32%	7,490
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.835857	9.500140	-3.41%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.482875	11.291203	-1.67%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2015*	10.000000	8.906763	-10.93%	0
American Funds Insurance Series® - New World Fund: Class 4 - Q/NQ
2015*	10.000000	9.256321	-7.44%	766
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.250671	11.927909	-2.63%	1,257
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.313145	-6.87%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015*	10.000000	9.118521	-8.81%	517
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.863731	10.415622	-4.12%	922
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.558575	-4.41%	472
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.659009	-3.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.245461	2.45%	813
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.395987	3.96%	503
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.878838	9.527725	-3.55%	4,188
68

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	14.058379	12.967322	-7.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.831818	9.901558	-8.59%	845
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.852145	11.231074	-5.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.385395	-6.15%	6,522
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.489923	9.716673	-7.37%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.967273	9.747428	-2.21%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.914034	9.531047	-3.86%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.599995	7.358894	-3.17%	3,733
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	13.890053	13.833010	-0.41%	1,451
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.005171	9.020325	0.17%	1,111
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.420044	10.217148	-1.95%	889
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.398508	9.776880	-5.98%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2015*	10.000000	9.463320	-5.37%	3,756
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2015*	10.000000	9.254136	-7.46%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	12.775433	11.515886	-9.86%	1,705
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015*	10.000000	7.852631	-21.47%	405
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.825412	-1.75%	0
69

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Enterprise Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.650597	-3.49%	339
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.917031	-0.83%	928
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015*	10.000000	10.025841	0.26%	595
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2015*	10.000000	9.468281	-5.32%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2015*	10.000000	9.639467	-3.61%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.209577	7.240929	-21.38%	2,630
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2015*	10.000000	9.237743	-7.62%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2015*	10.000000	9.357844	-6.42%	371
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.680843	8.942338	-7.63%	1,224
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2015*	10.000000	9.852456	-1.48%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2015*	10.000000	9.880795	-1.19%	3,512
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2015*	10.000000	8.397817	-16.02%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2015*	10.000000	9.555770	-4.44%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.110834	10.655324	-4.10%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015*	10.000000	9.744936	-2.55%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2015*	10.000000	9.304786	-6.95%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015*	10.000000	9.536614	-4.63%	0
70

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.257899	13.167458	-0.68%	5,060
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015*	10.000000	9.977316	-0.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015*	10.000000	9.681430	-3.19%	337
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015*	10.000000	9.859736	-1.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015*	10.000000	9.655592	-3.44%	29,759
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.263430	-7.37%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.820864	9.406971	-4.21%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015*	10.000000	9.148556	-8.51%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.210164	9.715876	-4.84%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.939824	11.371857	-4.76%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.527405	11.137481	-3.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015*	10.000000	9.687214	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.073068	9.920899	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	14.753660	14.255721	-3.38%	4,815
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.807136	12.462381	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	13.769170	13.362036	-2.96%	5,116
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.350744	11.081516	-2.37%	0
71

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.335251	9.728235	-5.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.280775	9.618044	-6.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.281632	12.923239	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	14.118780	13.676452	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.345451	12.012408	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015*	10.000000	9.834977	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.717122	10.485780	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015*	10.000000	8.475525	-15.24%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.721255	9.224423	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.216256	9.712199	-4.93%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2015*	10.000000	9.948466	-0.52%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015*	10.000000	9.129339	-8.71%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.726665	9.474376	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.328277	10.056465	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.231667	10.045367	-1.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.308323	10.084307	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.136047	9.995195	-1.39%	0
72

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.334098	9.834155	-4.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.326112	9.754053	-5.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.295774	10.091997	-1.98%	21,776
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.299134	10.055266	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.226854	10.055027	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015*	10.000000	9.808108	-1.92%	330
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.602582	-3.97%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015*	10.000000	9.568725	-4.31%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.122039	9.702734	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.193430	9.041740	-1.65%	1,700
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.763968	9.325305	-4.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	12.981459	12.683673	-2.29%	382
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	8.988151	8.367264	-6.91%	553
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	16.734538	16.973506	1.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	15.759715	14.967003	-5.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.511242	16.182651	-1.99%	311
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	18.165883	17.350571	-4.49%	0
73

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015*	10.000000	8.922527	-10.77%	562
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015*	10.000000	9.198002	-8.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015*	10.000000	9.125884	-8.74%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015*	10.000000	9.517369	-4.83%	1,029
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.761235	10.912424	-7.22%	477
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.108576	10.057421	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.840120	9.644746	-1.99%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.207781	9.549221	-6.45%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015*	10.000000	8.876479	-11.24%	0
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.036999	9.371863	-6.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.444970	11.669488	1.96%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015*	10.000000	9.507180	-4.93%	3,758
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015*	10.000000	8.929631	-10.70%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.448212	9.331646	-10.69%	0
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.716070	5.641176	-26.89%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.666088	11.202227	-3.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.869292	9.922894	-8.71%	0
74

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2015*	10.000000	9.903479	-0.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.607078	10.467077	-1.32%	884
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.051235	9.708653	-3.41%	3,570
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2015*	10.000000	9.374216	-6.26%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015*	10.000000	9.137892	-8.62%	3,447
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	10.019337	9.764817	-2.54%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	10.834069	10.530053	-2.81%	3,738
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.586013	8.965633	-15.31%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	11.952838	11.588895	-3.04%	4,500
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.322599	10.408615	-8.07%	3,341
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015*	10.000000	6.911979	-30.88%	5,300
75

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
March 16, 2016

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
40,326 shares (cost $646,053)	$622,628
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
270,086 shares (cost $2,993,415)	1,917,611
VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)
100,656 shares (cost $1,098,120)	1,038,775
Global Small Capitalization Fund - Class 4 (AMVGS4)
120,178 shares (cost $3,223,227)	2,897,493
Insurance Series(R) - International Fund: Class 4 (AMVI4)
12,851 shares (cost $239,279)	230,422
Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
80,414 shares (cost $1,027,732)	1,007,587
Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
9,600 shares (cost $180,126)	179,424
Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)
386,934 shares (cost $3,766,739)	3,629,438
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
58,535 shares (cost $415,515)	395,695
Global Allocation V.I. Fund - Class III (MLVGA3)
2,353,025 shares (cost $35,228,525)	30,683,452
VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)
53,830 shares (cost $536,167)	508,155
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
116,512 shares (cost $705,405)	455,560
VIP Small Cap Value Series: Service Class (DWVSVS)
6,813 shares (cost $233,604)	228,780
Floating-Rate Income Fund (ETVFR)
233,114 shares (cost $2,109,899)	2,051,402
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
15,988 shares (cost $305,238)	309,377
VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)
204,497 shares (cost $2,239,169)	2,151,309
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
47,748 shares (cost $558,805)	519,497
VIT - Goldman Sachs High Quality Floating Rate Fund- Advisor Shares (GVHQFA)
125,573 shares (cost $1,312,045)	1,304,706
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
119,006 shares (cost $1,120,572)	1,099,612
VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)
264,878 shares (cost $3,105,450)	2,669,970
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
5,315 shares (cost $78,439)	76,807
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
1,059 shares (cost $10,189)	10,199
Balanced Portfolio: Service Shares (JABS)
2,899 shares (cost $91,916)	91,648
Enterprise Portfolio: Service Shares (JAMGS)
14,186 shares (cost $771,248)	775,541
Flexible Bond Portfolio: Service Shares (JAFBS)
53,464 shares (cost $682,971)	676,856
Global Technology Portfolio: Service Shares (JAGTS)
33,721 shares (cost $260,103)	261,341
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
236,965 shares (cost $4,670,245)	3,720,349
ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
8,593 shares (cost $240,902)	223,001
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
27,640 shares (cost $463,758)	449,148
Short Duration Income Portfolio: Class VC (LOVSDC)
43,152 shares (cost $640,800)	623,544
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)
31,063 shares (cost $246,976)	241,672
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)
7,940 shares (cost $383,882)	383,166
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
164,954 shares (cost $2,631,497)	2,428,126
Utilities Series - Service Class (MVUSC)
6,060 shares (cost $161,472)	152,406
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
33,608 shares (cost $735,401)	743,739
The Merger Fund VL (MGRFV)
233,103 shares (cost $2,540,311)	2,440,591

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)
329,047 shares (cost $2,863,140)	$2,319,778
Emerging Markets Debt Portfolio - Class II (MSEMB)
710,439 shares (cost $5,662,132)	5,257,251
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
162,831 shares (cost $1,704,632)	1,522,468
Global Real Estate Portfolio - Class II (VKVGR2)
763,639 shares (cost $7,920,275)	7,773,841
NVIT Bond Index Fund Class I (NVBX)
1,115,532 shares (cost $11,884,212)	11,568,071
NVIT International Index Fund Class I (NVIX)
394,937 shares (cost $3,689,493)	3,435,950
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)
261,557 shares (cost $2,621,915)	2,571,105
NVIT Flexible Fixed Income Fund Class P (NVFIP)
113,914 shares (cost $1,095,082)	1,020,667
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)
285,004 shares (cost $2,744,804)	2,584,987
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
104,355 shares (cost $1,025,571)	938,151
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
55,330 shares (cost $525,991)	517,890
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
18,349 shares (cost $288,399)	281,298
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
1,262,578 shares (cost $30,480,241)	29,796,838
American Funds NVIT Bond Fund - Class II (GVABD2)
12,164 shares (cost $138,960)	137,945
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
33,750 shares (cost $1,007,239)	994,944
American Funds NVIT Growth Fund - Class II (GVAGR2)
15,208 shares (cost $1,314,160)	1,312,638
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
19,431 shares (cost $1,082,466)	1,064,989
Federated NVIT High Income Bond Fund - Class I (HIBF)
399,295 shares (cost $2,741,627)	2,415,734
NVIT Emerging Markets Fund - Class I (GEM)
331,131 shares (cost $3,644,316)	3,033,159
NVIT Emerging Markets Fund - Class II (GEM2)
11,946 shares (cost $113,104)	108,108
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
665 shares (cost $6,446)	6,296
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
6,463 shares (cost $92,074)	86,471
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
937,976 shares (cost $9,213,421)	8,948,291
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
1,192,291 shares (cost $14,305,158)	13,079,432
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
1,317,524 shares (cost $15,755,956)	14,137,029
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
1,317,089 shares (cost $14,055,397)	13,210,399
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
3,280,963 shares (cost $39,162,511)	35,598,449
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
1,782,834 shares (cost $18,032,636)	16,972,577
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
731,269 shares (cost $8,413,106)	7,758,761
NVIT Core Bond Fund - Class II (NVCBD2)
23,030 shares (cost $248,705)	240,198
NVIT Core Plus Bond Fund - Class II (NVLCP2)
811,602 shares (cost $9,231,134)	9,008,788
NVIT Nationwide Fund - Class I (TRF)
286,806 shares (cost $4,223,205)	4,178,757
NVIT Nationwide Fund - Class II (TRF2)
3,980 shares (cost $56,315)	57,743
NVIT Government Bond Fund - Class I (GBF)
955,327 shares (cost $10,643,419)	10,374,853
NVIT Government Bond Fund - Class II (GBF2)
16,976 shares (cost $186,134)	183,845
American Century NVIT Growth Fund - Class II (CAF2)
266,119 shares (cost $3,531,900)	3,230,686
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
422,883 shares (cost $5,453,395)	5,332,556
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
235,386 shares (cost $3,638,084)	3,493,133
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
215,523 shares (cost $3,850,015)	3,616,478

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,107,779 shares (cost $11,508,740)	$10,989,164
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,014,139 shares (cost $39,436,766)	37,797,308
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
774,238 shares (cost $10,623,302)	10,289,624
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,108,122 shares (cost $12,963,135)	12,277,990
NVIT Mid Cap Index Fund - Class I (MCIF)
170,022 shares (cost $4,154,637)	3,817,005
NVIT Money Market Fund - Class I (SAM)
60,560 shares (cost $60,560)	60,560
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
331,455 shares (cost $3,696,456)	3,394,102
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
376,640 shares (cost $4,009,010)	3,529,121
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
400,198 shares (cost $5,264,784)	5,014,486
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
528,497 shares (cost $6,090,027)	5,237,406
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
21,906 shares (cost $198,738)	235,491
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
682,507 shares (cost $7,823,276)	7,132,203
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
620,560 shares (cost $7,011,545)	6,242,829
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
174,082 shares (cost $3,344,477)	3,196,149
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
17,932 shares (cost $317,682)	313,987
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
286,099 shares (cost $4,373,491)	3,770,780
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
17,673 shares (cost $228,409)	228,337
NVIT Multi-Manager Small Company Fund - Class I (SCF)
135,777 shares (cost $3,109,010)	2,795,646
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
5,802 shares (cost $116,882)	114,881
NVIT Multi-Sector Bond Fund - Class I (MSBF)
492,298 shares (cost $4,406,076)	4,273,148
NVIT Short Term Bond Fund - Class II (NVSTB2)
891,099 shares (cost $9,249,946)	9,053,567
NVIT Large Cap Growth Fund - Class II (NVOLG2)
19,031 shares (cost $378,290)	378,909
Templeton NVIT International Value Fund - Class III (NVTIV3)
24,693 shares (cost $275,661)	268,656
Invesco NVIT Comstock Value Fund - Class II (EIF2)
14,453 shares (cost $224,226)	219,546
NVIT Real Estate Fund - Class II (NVRE2)
361,157 shares (cost $2,681,015)	2,318,629
NVIT Money Market Fund - Class II (NVMM2)
217,646,660 shares (cost $217,646,660)	217,646,660
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
552,819 shares (cost $6,347,070)	6,092,065
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
147,683 shares (cost $1,784,673)	1,583,165
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
172,666 shares (cost $1,827,537)	1,686,944
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
126,590 shares (cost $1,323,499)	1,244,380
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
117,273 shares (cost $1,245,676)	1,176,252
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
98,663 shares (cost $1,030,247)	994,519
NVIT Small Cap Index Fund Class II (NVSIX2)
223,283 shares (cost $2,809,414)	2,668,237
NVIT S&P 500 Index Fund Class I (GVEX1)
2,087,722 shares (cost $29,455,594)	29,186,357
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
32,146 shares (cost $304,405)	302,816
Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)
38,603 shares (cost $367,354)	362,481
7Twelve Balanced Portfolio (NO7TB)
155,685 shares (cost $1,771,160)	1,619,124
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
673,152 shares (cost $7,592,876)	6,206,458
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
905,632 shares (cost $9,372,618)	8,494,832

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
1,977,013 shares (cost $19,520,993)	$18,761,851
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)
393,315 shares (cost $4,108,434)	3,901,682
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
14,458 shares (cost $148,740)	148,480
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
145,433 shares (cost $1,693,162)	1,580,854
VP Income & Growth Fund - Class I (ACVIG)
1,102,147 shares (cost $9,693,065)	9,445,399
VP Inflation Protection Fund - Class II (ACVIP2)
1,004,378 shares (cost $10,582,138)	9,983,518
VP Ultra(R) Fund - Class I (ACVU1)
72,226 shares (cost $1,138,767)	1,117,337
VP Value Fund - Class I (ACVV)
1,750,522 shares (cost $15,787,308)	15,492,122
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
137,653 shares (cost $2,783,203)	2,598,896
Quality Bond Fund II - Primary Shares (FQB)
470 shares (cost $5,182)	5,154
Contrafund(R)Portfolio - Service Class 2 (FC2)
205,126 shares (cost $7,089,399)	6,822,504
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
97,910 shares (cost $1,642,095)	1,512,714
VIP Balanced Portfolio - Service Class 2 (FB2)
14,392 shares (cost $232,369)	229,553
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
593,292 shares (cost $13,094,505)	11,889,566
VIP Growth Portfolio - Service Class 2 (FG2)
713,633 shares (cost $45,194,832)	46,393,311
VIP High Income Portfolio - Service Class 2 (FHI2)
830,028 shares (cost $4,518,296)	3,984,133
Franklin Income Securities Fund - Class 2 (FTVIS2)
824,987 shares (cost $13,056,370)	11,714,815
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
275,647 shares (cost $6,061,933)	5,339,282
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
203,703 shares (cost $3,260,345)	3,218,501
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
576,441 shares (cost $4,252,702)	3,890,973
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
107,142 shares (cost $1,776,399)	1,912,480
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
6,417 shares (cost $130,257)	130,329
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
341,790 shares (cost $2,650,521)	2,289,992
International Growth Fund/VA - Service Shares (OVIGS)
157,081 shares (cost $356,973)	359,716
Global Securities Fund/VA - Service Class (OVGSS)
149,915 shares (cost $5,810,068)	5,635,300
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
23,173 shares (cost $494,475)	487,800
All Asset Portfolio - Advisor Class (PMVAAD)
720,961 shares (cost $7,937,571)	6,625,629
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
185,845 shares (cost $1,946,302)	1,785,974
Low Duration Portfolio - Advisor Class (PMVLAD)
2,502,121 shares (cost $26,318,145)	25,646,745
Total Return Portfolio - Advisor Class (PMVTRD)
1,798,030 shares (cost $19,962,564)	19,023,159
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
203,791 shares (cost $2,334,213)	1,424,501
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
213,808 shares (cost $2,771,820)	2,501,554
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
575,608 shares (cost $7,012,203)	6,481,341
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2,359,945 shares (cost $18,066,580)	17,133,198
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
31,641 shares (cost $688,259)	475,883
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
46,706 shares (cost $472,034)	396,533
VT Equity Income Fund: Class IB (PVEIB)
22,725 shares (cost $489,148)	489,726
VI International Growth Fund - Series II Shares (AVIE2)
2,453 shares (cost $79,924)	81,032
VP UltraShort NASDAQ-100 (PROUSN)
33,450 shares (cost $406,749)	417,118

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VP Access High Yield Fund (PROAHY)
212,453 shares (cost $6,131,164)	$5,844,569
VP Asia 30 (PROA30)
46,682 shares (cost $2,222,300)	2,216,017
VP Banks (PROBNK)
116,223 shares (cost $2,132,053)	2,094,331
VP Basic Materials (PROBM)
23,079 shares (cost $1,241,864)	1,108,016
VP Bear (PROBR)
85,602 shares (cost $809,795)	793,530
VP Biotechnology (PROBIO)
104,755 shares (cost $7,601,827)	7,216,538
VP Bull (PROBL)
625,599 shares (cost $25,686,848)	25,380,539
VP Consumer Goods (PROCG)
120,269 shares (cost $6,876,796)	6,947,915
VP Consumer Services (PROCS)
117,107 shares (cost $7,107,278)	6,991,263
VP Emerging Markets (PROEM)
84,556 shares (cost $1,632,531)	1,594,732
VP Europe 30 (PROE30)
208,500 shares (cost $4,456,247)	4,147,055
VP Financials (PROFIN)
368,882 shares (cost $11,489,914)	11,416,891
VP Health Care (PROHC)
166,581 shares (cost $11,313,358)	11,179,247
VP Industrials (PROIND)
124,317 shares (cost $7,433,420)	7,233,995
VP International (PROINT)
106,187 shares (cost $2,129,115)	2,065,342
VP Internet (PRONET)
81,566 shares (cost $6,557,688)	6,726,734
VP Japan (PROJP)
276,880 shares (cost $3,237,002)	3,026,299
VP NASDAQ-100 (PRON)
458,778 shares (cost $15,097,062)	14,937,824
VP Oil & Gas (PROOG)
340,014 shares (cost $14,275,352)	10,717,229
VP Pharmaceuticals (PROPHR)
106,497 shares (cost $4,287,133)	4,203,454
VP Precious Metals (PROPM)
144,381 shares (cost $1,734,088)	1,738,345
VP Real Estate (PRORE)
131,059 shares (cost $8,113,004)	8,205,624
VP Rising Rates Opportunity (PRORRO)
87,085 shares (cost $478,967)	485,933
VP Semiconductor (PROSCN)
44,680 shares (cost $1,288,737)	1,368,113
VP Short Emerging Markets (PROSEM)
15,876 shares (cost $217,589)	222,899

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VP Short International (PROSIN)
20,702 shares (cost $261,254)	$263,336
VP Short NASDAQ-100 (PROSN)
9,337 shares (cost $161,722)	158,734
VP Technology (PROTEC)
287,940 shares (cost $8,043,717)	7,978,823
VP Telecommunications (PROTEL)
43,307 shares (cost $362,720)	368,541
VP U.S. Government Plus (PROGVP)
157,986 shares (cost $3,606,201)	3,594,183
VP UltraNASDAQ-100 (PROUN)
40,898 shares (cost $2,913,257)	2,850,189
VP Utilities (PROUTL)
67,299 shares (cost $2,640,237)	2,667,071
Global Managed Futures Strategy (RVMFU)
378,897 shares (cost $7,854,984)	7,358,179
Variable Fund - Long Short Equity Fund (RSRF)
713,463 shares (cost $10,317,077)	10,894,574
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
405,244 shares (cost $16,249,885)	14,467,227
Variable Trust - Banking Fund (RBKF)
272,950 shares (cost $3,164,791)	3,087,059
Variable Trust - Basic Materials Fund (RBMF)
119,859 shares (cost $2,449,399)	2,097,539
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
362,738 shares (cost $10,210,701)	9,180,886
Variable Trust - Biotechnology Fund (RBF)
174,655 shares (cost $16,346,478)	14,533,072
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
846,420 shares (cost $22,589,213)	20,771,158
Variable Trust - Commodities Strategy Fund (RVCMD)
314,963 shares (cost $2,017,973)	1,492,923
Variable Trust - Consumer Products Fund (RCPF)
261,831 shares (cost $15,725,806)	16,115,718
Variable Trust - Dow 2x Strategy Fund (RVLDD)
177,970 shares (cost $14,835,994)	14,986,854
Variable Trust - Electronics Fund (RELF)
77,276 shares (cost $3,808,515)	3,788,085
Variable Trust - Energy Fund (RENF)
781,786 shares (cost $15,863,710)	12,008,240
Variable Trust - Energy Services Fund (RESF)
823,649 shares (cost $10,086,448)	7,964,683
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
70,492 shares (cost $1,072,447)	1,036,934
Variable Trust - Financial Services Fund (RFSF)
351,750 shares (cost $7,807,201)	7,555,585
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
284,150 shares (cost $8,485,629)	8,447,774
Variable Trust - Health Care Fund (RHCF)
320,276 shares (cost $21,021,203)	19,363,894
Variable Trust - Internet Fund (RINF)
341,116 shares (cost $5,949,855)	6,020,694
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
67,353 shares (cost $2,091,907)	2,112,849
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
53,768 shares (cost $1,911,923)	1,920,064
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
12,708 shares (cost $408,517)	413,406
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
13,730 shares (cost $294,896)	298,361
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
109,270 shares (cost $3,222,318)	3,245,333
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
140,538 shares (cost $2,246,261)	2,241,579
Variable Trust - Japan 2x Strategy Fund (RLCJ)
120,188 shares (cost $1,245,783)	1,234,331
Variable Trust - Leisure Fund (RLF)
89,534 shares (cost $7,313,522)	6,843,106
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
349,461 shares (cost $11,299,755)	10,875,236
Variable Fund - Multi-Hedge Strategies (RVARS)
345,057 shares (cost $8,166,680)	8,312,415
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
537,105 shares (cost $21,058,196)	20,769,847
Variable Trust - NASDAQ-100(R) Fund (ROF)
731,785 shares (cost $25,238,517)	24,997,773

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Variable Trust - Nova Fund (RNF)
68,746 shares (cost $10,738,089)	$10,643,323
Variable Trust - Precious Metals Fund (RPMF)
444,657 shares (cost $8,239,297)	7,981,585
Variable Trust - Real Estate Fund (RREF)
206,320 shares (cost $6,997,266)	7,118,035
Variable Trust - Retailing Fund (RRF)
176,340 shares (cost $3,337,707)	3,084,193
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
56,258 shares (cost $2,897,750)	2,761,711
Variable Trust - S&P 500 2x Strategy Fund (RTF)
40,109 shares (cost $6,661,315)	6,625,580
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
1,146,675 shares (cost $51,402,483)	50,132,611
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
210,744 shares (cost $21,970,676)	21,106,050
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
663,495 shares (cost $23,263,927)	21,384,444
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
94,483 shares (cost $9,158,754)	7,992,352
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
327,252 shares (cost $15,532,698)	13,744,604
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
74,438 shares (cost $8,882,650)	7,812,237
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
29,803 shares (cost $1,314,528)	1,294,946
Variable Trust - Technology Fund (RTEC)
119,745 shares (cost $8,664,493)	8,584,515
Variable Trust - Telecommunications Fund (RTEL)
21,431 shares (cost $1,130,947)	1,043,921
Variable Trust - Transportation Fund (RTRF)
170,721 shares (cost $4,822,305)	4,303,880
Variable Trust - Utilities Fund (RUTL)
329,832 shares (cost $7,579,918)	7,536,665
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
43,325 shares (cost $683,257)	670,230
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
449,229 shares (cost $11,789,178)	11,554,181
Series M (Macro Opportunities Series) (GSBLMO)
73,669 shares (cost $1,956,655)	1,899,181
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
33,116 shares (cost $829,962)	830,206
Health Sciences Portfolio - II (TRHS2)
41,034 shares (cost $1,643,581)	1,545,747
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
44,390 shares (cost $793,358)	725,771
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
188,571 shares (cost $5,273,435)	3,183,075
Variable Insurance Portfolios - Asset Strategy (WRASP)
2,535,369 shares (cost $27,836,686)	21,053,195
Variable Insurance Portfolios - Energy (WRENG)
14,098 shares (cost $75,555)	71,057

Total Investments	$1,613,774,034

Accounts Receivable - Quality Bond Fund II - Primary Shares (FQB)	10
Accounts Receivable - Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	1,116
Accounts Receivable - Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	15,920
Accounts Receivable - VP Short International (PROSIN)	262
Accounts Receivable - Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	764
Accounts Payable - Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	(4)
Accounts Payable - Rydex Variable Trust - High Yield Strategy Fund (RHYS)	(1,649)
Accounts Payable - BlackRock High Yield V.I. Fund - Class III (BRVHY3)	(1,519)
Other Accounts Payable	(43,485)

$1,613,745,449

Contract Owners’ Equity:
Accumulation units	1,613,674,826
Contracts in payout (annuitization) period (note 1f)	70,623

Total Contract Owners’ Equity (note 5)	$1,613,745,449

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	IVEW52	AAEIP3	ARLPE3	AMVGS4	AMVI4	AMVBC4	AMVNW4
Reinvested dividends	$19,046,942	$2,107	$18,156	$656	$-	$2,544	$12,378	$397
Mortality and expense risk charges (note 2)	(23,363,142)	(1,412)	(47,825)	(8,790)	(42,550)	(636)	(1,903)	(416)

Net investment income (loss)	(4,316,200)	695	(29,669)	(8,134)	(42,550)	1,908	10,475	(19)

Realized gain (loss) on investments	(84,867,732)	(286)	(572,757)	324	(100,959)	(7,551)	(98)	(21)
Change in unrealized gain (loss) on investments	(63,874,207)	(23,424)	(885,699)	(59,345)	(295,432)	(8,857)	(20,145)	(702)

Net gain (loss) on investments	(148,741,939)	(23,710)	(1,458,456)	(59,021)	(396,391)	(16,408)	(20,243)	(723)

Reinvested capital gains	68,483,293	29,053	48,136	479	229,700	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(84,574,846)	$6,038	$(1,439,989)	$(66,676)	$(209,241)	$(14,500)	$(9,768)	$(742)

Investment Activity:	AMVCB4	BRVHY3	MLVGA3	BRVDA3	CSCRS	DWVSVS	ETVFR	FRESS2
Reinvested dividends	$50,153	$3,889	$324,529	$9,124	$-	$-	$22,137	$4,790
Mortality and expense risk charges (note 2)	(25,655)	(874)	(453,306)	(2,689)	(6,474)	(464)	(9,891)	(550)

Net investment income (loss)	24,498	3,015	(128,777)	6,435	(6,474)	(464)	12,246	4,240

Realized gain (loss) on investments	(13,342)	(22)	(22,504)	(462)	(31,380)	(5)	(9,871)	(5)
Change in unrealized gain (loss) on investments	(137,301)	(19,820)	(2,520,440)	(28,011)	(107,980)	(4,824)	(58,497)	4,140

Net gain (loss) on investments	(150,643)	(19,842)	(2,542,944)	(28,473)	(139,360)	(4,829)	(68,368)	4,135

Reinvested capital gains	-	2,691	1,876,956	-	-	-	-	4,676

Net increase (decrease) in contract owners’ equity resulting from operations	$(126,145)	$(14,136)	$(794,765)	$(22,038)	$(145,834)	$(5,293)	$(56,122)	$13,051

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FVSIS2	GVGMNS	GVHQFA	GVSIA	IVBRA2	JPIGA2	JPIIB2	JABS
Reinvested dividends	$46,017	$457	$3,054	$14,018	$102,464	$1,074	$-	$302
Mortality and expense risk charges (note 2)	(13,906)	(6,665)	(12,710)	(7,716)	(39,648)	(292)	(1)	(144)

Net investment income (loss)	32,111	(6,208)	(9,656)	6,302	62,816	782	(1)	158

Realized gain (loss) on investments	(17,833)	2,830	(2,031)	(6,624)	(121,832)	1	-	7
Change in unrealized gain (loss) on investments	(87,860)	(40,570)	(7,339)	(20,960)	(389,808)	(1,632)	10	(268)

Net gain (loss) on investments	(105,693)	(37,740)	(9,370)	(27,584)	(511,640)	(1,631)	10	(261)

Reinvested capital gains	3,940	11,315	-	-	230,995	400	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(69,642)	$(32,633)	$(19,026)	$(21,282)	$(217,829)	$(449)	$9	$(103)

Investment Activity:	JAMGS	JAFBS	JAGTS	LZREMS	LPVCA2	LOVTRC	LOVSDC	MV3MVS
Reinvested dividends	$977	$2,711	$-	$46,443	$138	$11,747	$14,079	$183
Mortality and expense risk charges (note 2)	(1,124)	(971)	(496)	(48,425)	(442)	(863)	(1,284)	(487)

Net investment income (loss)	(147)	1,740	(496)	(1,982)	(304)	10,884	12,795	(304)

Realized gain (loss) on investments	(620)	(3)	176	(313,541)	(26)	(3)	9	(74)
Change in unrealized gain (loss) on investments	4,293	(6,114)	1,238	(476,553)	(17,901)	(14,610)	(17,256)	(5,303)

Net gain (loss) on investments	3,673	(6,117)	1,414	(790,094)	(17,927)	(14,613)	(17,247)	(5,377)

Reinvested capital gains	-	-	-	8,880	20,986	-	-	4,074

Net increase (decrease) in contract owners’ equity resulting from operations	$3,526	$(4,377)	$918	$(783,196)	$2,755	$(3,729)	$(4,452)	$(1,607)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	MVBRES	MVGTAS	MVUSC	MVIVSC	MGRFV	MSGI2	MSEMB	MSVGT2
Reinvested dividends	$-	$115,048	$-	$-	$51,657	$37,601	$222,362	$28,538
Mortality and expense risk charges (note 2)	(409)	(35,985)	(302)	(758)	(22,942)	(31,485)	(67,373)	(27,356)

Net investment income (loss)	(409)	79,063	(302)	(758)	28,715	6,116	154,989	1,182

Realized gain (loss) on investments	22	26,720	(19)	106	(6,640)	(85,167)	(67,520)	(29,543)
Change in unrealized gain (loss) on investments	(716)	(233,439)	(9,066)	8,338	(67,623)	(554,775)	(241,275)	(123,806)

Net gain (loss) on investments	(694)	(206,719)	(9,085)	8,444	(74,263)	(639,942)	(308,795)	(153,349)

Reinvested capital gains	-	37,271	-	-	15,990	248,979	-	14,418

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,103)	$(90,385)	$(9,387)	$7,686	$(29,558)	$(384,847)	$(153,806)	$(137,749)

Investment Activity:	VKVGR2	NVBX	NVIX	NLFOSP	NVFIP	NVFMGP	NAMGI2	NAMAA2
Reinvested dividends	$139,141	$247,276	$85,717	$9,473	$30,384	$34,412	$18,709	$8,222
Mortality and expense risk charges (note 2)	(99,543)	(56,437)	(43,074)	(16,499)	(9,165)	(19,191)	(2,041)	(1,343)

Net investment income (loss)	39,598	190,839	42,643	(7,026)	21,219	15,221	16,668	6,879

Realized gain (loss) on investments	266,608	(63,854)	(256,977)	(5,876)	(10,717)	(14,594)	(7,917)	1,625
Change in unrealized gain (loss) on investments	(493,605)	(316,140)	(253,543)	(49,657)	(49,332)	(116,796)	(87,420)	(8,100)

Net gain (loss) on investments	(226,997)	(379,994)	(510,520)	(55,533)	(60,049)	(131,390)	(95,337)	(6,475)

Reinvested capital gains	-	36,069	-	8,762	-	46,511	86,373	8,197

Net increase (decrease) in contract owners’ equity resulting from operations	$(187,399)	$(153,086)	$(467,877)	$(53,797)	$(38,830)	$(69,658)	$7,704	$8,601

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM
Reinvested dividends	$3,091	$364,004	$-	$531	$658	$1,178	$150,057	$29,463
Mortality and expense risk charges (note 2)	(473)	(394,637)	(196)	(1,272)	(1,593)	(1,989)	(41,533)	(48,264)

Net investment income (loss)	2,618	(30,633)	(196)	(741)	(935)	(811)	108,524	(18,801)

Realized gain (loss) on investments	(105)	810,149	(2)	(544)	(1,027)	(3,265)	(62,428)	(99,705)
Change in unrealized gain (loss) on investments	(7,101)	(2,079,181)	(1,015)	(12,295)	(1,522)	(17,477)	(170,616)	(471,483)

Net gain (loss) on investments	(7,206)	(1,269,032)	(1,017)	(12,839)	(2,549)	(20,742)	(233,044)	(571,188)

Reinvested capital gains	3,356	1,129,633	-	7,367	2,419	9,513	30,124	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,232)	$(170,032)	$(1,213)	$(6,213)	$(1,065)	$(12,040)	$(94,396)	$(589,989)

Investment Activity:	GEM2	NVIE6	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2
Reinvested dividends	$-	$18	$590	$148,268	$354,268	$426,907	$286,991	$952,545
Mortality and expense risk charges (note 2)	(140)	(7)	(156)	(75,518)	(188,172)	(230,057)	(266,892)	(469,191)

Net investment income (loss)	(140)	11	434	72,750	166,096	196,850	20,099	483,354

Realized gain (loss) on investments	(6)	-	(33)	(540,124)	(272,327)	117,060	(488,689)	(103,611)
Change in unrealized gain (loss) on investments	(4,996)	(150)	(5,603)	(136,474)	(858,711)	(1,636,343)	(371,859)	(3,026,549)

Net gain (loss) on investments	(5,002)	(150)	(5,636)	(676,598)	(1,131,038)	(1,519,283)	(860,548)	(3,130,160)

Reinvested capital gains	-	-	3,980	345,553	487,027	921,997	477,042	1,760,896

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,142)	$(139)	$(1,222)	$(258,295)	$(477,915)	$(400,436)	$(363,407)	$(885,910)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVCMA2	NVCMC2	NVCBD2	NVLCP2	TRF	TRF2	GBF	GBF2
Reinvested dividends	$248,667	$289,730	$6,423	$171,812	$51,449	$547	$189,210	$1,940
Mortality and expense risk charges (note 2)	(74,297)	(248,707)	(303)	(181,420)	(47,168)	(196)	(138,018)	(200)

Net investment income (loss)	174,370	41,023	6,120	(9,608)	4,281	351	51,192	1,740

Realized gain (loss) on investments	(24,904)	(777,210)	(7)	(265,898)	187,659	232	(89,369)	(2)
Change in unrealized gain (loss) on investments	(1,032,897)	(187,008)	(8,507)	(45,268)	(231,113)	1,428	(206,648)	(2,289)

Net gain (loss) on investments	(1,057,801)	(964,218)	(8,514)	(311,166)	(43,454)	1,660	(296,017)	(2,291)

Reinvested capital gains	400,170	628,699	219	73,373	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(483,261)	$(294,496)	$(2,175)	$(247,401)	$(39,173)	$2,011	$(244,825)	$(551)

Investment Activity:	CAF2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$14,743	$79,327	$56,263	$57,469	$169,152	$606,253	$144,144	$209,665
Mortality and expense risk charges (note 2)	(27,654)	(87,763)	(61,917)	(62,185)	(155,564)	(316,589)	(111,203)	(159,906)

Net investment income (loss)	(12,911)	(8,436)	(5,654)	(4,716)	13,588	289,664	32,941	49,759

Realized gain (loss) on investments	52,370	133,525	126,629	6,337	(228,294)	91,978	86,119	(183,120)
Change in unrealized gain (loss) on investments	(354,156)	(278,577)	(163,403)	(236,364)	(311,445)	(2,050,278)	(473,754)	(598,520)

Net gain (loss) on investments	(301,786)	(145,052)	(36,774)	(230,027)	(539,739)	(1,958,300)	(387,635)	(781,640)

Reinvested capital gains	300,493	-	53,825	144,923	397,247	1,051,889	160,026	556,066

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,204)	$(153,488)	$11,397	$(89,820)	$(128,904)	$(616,747)	$(194,668)	$(175,815)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	MCIF	SAM	NVMIG6	GVDIV2	NVMLG2	NVMLV2	NVMMG1	NVMMG2
Reinvested dividends	$42,455	$-	$4,518	$38,242	$11,478	$54,154	$-	$-
Mortality and expense risk charges (note 2)	(40,870)	(1,359)	(56,203)	(57,272)	(71,685)	(83,749)	(3,525)	(102,135)

Net investment income (loss)	1,585	(1,359)	(51,685)	(19,030)	(60,207)	(29,595)	(3,525)	(102,135)

Realized gain (loss) on investments	(348,478)	-	(220,793)	(115,381)	(3,100)	(137,312)	10,471	(596,132)
Change in unrealized gain (loss) on investments	(337,633)	-	(65,063)	(133,698)	(266,147)	(711,920)	(46,154)	(508,490)

Net gain (loss) on investments	(686,111)	-	(285,856)	(249,079)	(269,247)	(849,232)	(35,683)	(1,104,622)

Reinvested capital gains	278,600	-	217,814	-	359,729	601,753	36,403	976,522

Net increase (decrease) in contract owners’ equity resulting from operations	$(405,926)	$(1,359)	$(119,727)	$(268,109)	$30,275	$(277,074)	$(2,805)	$(230,235)

Investment Activity:	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF
Reinvested dividends	$75,596	$-	$-	$27,009	$705	$11,239	$63	$86,122
Mortality and expense risk charges (note 2)	(97,229)	(44,242)	(534)	(62,221)	(219)	(44,184)	(110)	(72,282)

Net investment income (loss)	(21,633)	(44,242)	(534)	(35,212)	486	(32,945)	(47)	13,840

Realized gain (loss) on investments	(510,861)	(244,968)	(69)	(157,228)	-	(141,954)	(2)	(186,906)
Change in unrealized gain (loss) on investments	(333,989)	(111,078)	(3,694)	(575,921)	(73)	(218,549)	(2,002)	(34,564)

Net gain (loss) on investments	(844,850)	(356,046)	(3,763)	(733,149)	(73)	(360,503)	(2,004)	(221,470)

Reinvested capital gains	601,091	347,481	1,803	423,676	-	310,832	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(265,392)	$(52,807)	$(2,494)	$(344,685)	$413	$(82,616)	$(2,051)	$(207,630)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVSTB2	NVOLG2	NVTIV3	EIF2	NVRE2	NVMM2	NVLM2	NVLCA2
Reinvested dividends	$150,502	$1,085	$4,457	$-	$53,999	$-	$104,571	$25,309
Mortality and expense risk charges (note 2)	(115,932)	(608)	(258)	(171)	(47,371)	(3,387,837)	(87,583)	(19,087)

Net investment income (loss)	34,570	477	4,199	(171)	6,628	(3,387,837)	16,988	6,222

Realized gain (loss) on investments	(76,971)	92	(12)	(7)	(42,161)	-	46,454	3,172
Change in unrealized gain (loss) on investments	(108,737)	619	(7,006)	(4,680)	(448,895)	-	(343,784)	(151,853)

Net gain (loss) on investments	(185,708)	711	(7,018)	(4,687)	(491,056)	-	(297,330)	(148,681)

Reinvested capital gains	-	-	-	-	246,065	-	81,755	73,536

Net increase (decrease) in contract owners’ equity resulting from operations	$(151,138)	$1,188	$(2,819)	$(4,858)	$(238,363)	$(3,387,837)	$(198,587)	$(68,923)

Investment Activity:	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX1	NVMGA2	NBARMS
Reinvested dividends	$19,274	$15,368	$19,324	$15,161	$27,953	$515,798	$-	$-
Mortality and expense risk charges (note 2)	(17,417)	(19,512)	(14,633)	(8,404)	(34,348)	(172,423)	(855)	(2,627)

Net investment income (loss)	1,857	(4,144)	4,691	6,757	(6,395)	343,375	(855)	(2,627)

Realized gain (loss) on investments	(10,459)	(44,483)	873	(5,193)	(499,726)	(718,994)	7	(17,339)
Change in unrealized gain (loss) on investments	(106,348)	(38,985)	(69,308)	(30,860)	(141,178)	(269,237)	(1,589)	(4,873)

Net gain (loss) on investments	(116,807)	(83,468)	(68,435)	(36,053)	(640,904)	(988,231)	(1,582)	(22,212)

Reinvested capital gains	-	-	-	-	268,644	188,742	-	2,939

Net increase (decrease) in contract owners’ equity resulting from operations	$(114,950)	$(87,612)	$(63,744)	$(29,296)	$(378,655)	$(456,114)	$(2,437)	$(21,900)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NO7TB	NOVMH2	NOVPI2	NOTBBA	PMUBA	PMVSTA	ALVBWB	ACVIG
Reinvested dividends	$8,450	$565,376	$208,919	$48,179	$135,414	$240	$30,407	$101,620
Mortality and expense risk charges (note 2)	(30,445)	(112,647)	(154,310)	(260,823)	(65,168)	(157)	(22,292)	(57,362)

Net investment income (loss)	(21,995)	452,729	54,609	(212,644)	70,246	83	8,115	44,258

Realized gain (loss) on investments	(68,808)	278,457	(231,017)	81,067	(20,412)	(3)	(97,115)	(195,917)
Change in unrealized gain (loss) on investments	(86,690)	(1,719,100)	(210,545)	(734,915)	(197,732)	(261)	(43,700)	(247,666)

Net gain (loss) on investments	(155,498)	(1,440,643)	(441,562)	(653,848)	(218,144)	(264)	(140,815)	(443,583)

Reinvested capital gains	-	-	-	-	1,008	72	138,860	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(177,493)	$(987,914)	$(386,953)	$(866,492)	$(146,890)	$(109)	$6,160	$(399,325)

Investment Activity:	ACVIP2	ACVU1	ACVV	DVMCSS	FQB	FC2	FAM2	FB2
Reinvested dividends	$198,375	$-	$142,890	$6,177	$197	$55,903	$24,019	$1,511
Mortality and expense risk charges (note 2)	(160,785)	(5,019)	(80,092)	(31,394)	(67)	(65,788)	(26,411)	(213)

Net investment income (loss)	37,590	(5,019)	62,798	(25,217)	130	(9,885)	(2,392)	1,298

Realized gain (loss) on investments	(70,045)	(661)	(123,101)	(130,137)	1	(15,920)	(56,777)	81
Change in unrealized gain (loss) on investments	(387,542)	(21,431)	(295,186)	(193,533)	(209)	(266,895)	(95,102)	(2,815)

Net gain (loss) on investments	(457,587)	(22,092)	(418,287)	(323,670)	(208)	(282,815)	(151,879)	(2,734)

Reinvested capital gains	-	-	-	220,448	-	53,472	125,009	511

Net increase (decrease) in contract owners’ equity resulting from operations	$(419,997)	$(27,111)	$(355,489)	$(128,439)	$(78)	$(239,228)	4(29,262)	$(925)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FEI2	FG2	FHI2	FTVIS2	FTVMD2	FTVGI2	FTVFA2	SBVI
Reinvested dividends	$351,564	$14,654	$267,723	$607,625	$146,840	$17,682	$133,692	$29,207
Mortality and expense risk charges (note 2)	(128,733)	(241,904)	(44,332)	(212,226)	(74,199)	(12,754)	(62,251)	(25,986)

Net investment income (loss)	222,831	(227,250)	223,391	395,399	72,641	4,928	71,441	3,221

Realized gain (loss) on investments	(188,972)	60,805	(98,979)	(644,818)	(132,468)	(21,235)	144,310	4,262
Change in unrealized gain (loss) on investments	(1,204,939)	1,198,479	(534,162)	(914,607)	(554,794)	(41,843)	(564,314)	(169,893)

Net gain (loss) on investments	(1,393,911)	1,259,284	(633,141)	(1,559,425)	(687,262)	(63,078)	(420,004)	(165,631)

Reinvested capital gains	75,414	29,309	-	-	295,540	1,148	7,310	79,573

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,095,666)	$1,061,343	$(409,750)	$(1,164,026)	$(319,081)	$(57,002)	$(341,253)	$(82,837)

Investment Activity:	SBVSG2	LPWHY2	OVIGS	OVGSS	OVSCS	PMVAAD	PMVFAD	PMVLAD
Reinvested dividends	$-	$138,053	$-	$60,486	$-	$252,419	$29,881	$731,713
Mortality and expense risk charges (note 2)	(187)	(33,597)	(607)	(67,705)	(817)	(137,090)	(32,035)	(288,357)

Net investment income (loss)	(187)	104,456	(607)	(7,219)	(817)	115,329	(2,154)	443,356

Realized gain (loss) on investments	7	(110,958)	5	(370,835)	(52)	(554,292)	(163,861)	(83,237)
Change in unrealized gain (loss) on investments	73	(171,726)	2,742	(120,369)	(6,675)	(415,751)	(42,194)	(579,222)

Net gain (loss) on investments	80	(282,684)	2,747	(491,204)	(6,727)	(970,043)	(206,055)	(662,459)

Reinvested capital gains	560	-	-	372,613	-	-	4,697	-

Net increase (decrease) in contract owners’ equity resulting from operations	$453	$(178,228)	$2,140	$(125,810)	$(7,544)	$(854,714)	$(203,512)	$(219,103)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PVEIB
Reinvested dividends	$891,998	$70,507	$171,162	$112,473	$1,501,538	$27,044	$23,312	$-
Mortality and expense risk charges (note 2)	(262,573)	(24,988)	(49,591)	(98,941)	(408,730)	(8,530)	(7,488)	(549)

Net investment income (loss)	629,425	45,519	121,571	13,532	1,092,808	18,514	15,824	(549)

Realized gain (loss) on investments	(103,500)	(163,681)	(360,474)	(240,448)	(1,850,337)	(91,085)	(19,588)	17
Change in unrealized gain (loss) on investments	(947,216)	(390,018)	81,954	(156,499)	(710,489)	(153,171)	(32,935)	578

Net gain (loss) on investments	(1,050,716)	(553,699)	(278,520)	(396,947)	(2,560,826)	(244,256)	(52,523)	595

Reinvested capital gains	198,165	-	14,736	-	258,658	100,979	17,969	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(223,126)	$(508,180)	$(142,213)	$(383,415)	$(1,209,360)	$(124,763)	$(18,730)	$46

Investment Activity:	AVIE2	PROUSN	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO
Reinvested dividends	$-	$-	$417,176	$6,392	$2,351	$6,889	$-	$-
Mortality and expense risk charges (note 2)	(48)	(36,153)	(351,319)	(32,321)	(20,325)	(22,431)	(20,853)	(157,475)

Net investment income (loss)	(48)	(36,153)	65,857	(25,929)	(17,974)	(15,542)	(20,853)	(157,475)

Realized gain (loss) on investments	-	(641,770)	(2,331,119)	(324,966)	(46,866)	(177,035)	(781,426)	668,095
Change in unrealized gain (loss) on investments	1,109	2,768	(284,083)	16,818	(84,728)	(30,685)	68,601	(812,685)

Net gain (loss) on investments	1,109	(639,002)	(2,615,202)	(308,148)	(131,594)	(207,720)	(712,825)	(144,590)

Reinvested capital gains	-	-	1,145,686	118,619	-	-	-	359,599

Net increase (decrease) in contract owners’ equity resulting from operations	$1,061	$(675,155)	$(1,403,659)	$(215,458)	$(149,568)	$(223,262)	$(733,678)	$57,534

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	PROBL	PROCG	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND
Reinvested dividends	$-	$26,560	$-	$45,879	$174,211	$5,908	$-	$7,495
Mortality and expense risk charges (note 2)	(202,579)	(74,089)	(146,622)	(37,565)	(62,712)	(75,813)	(204,602)	(62,068)

Net investment income (loss)	(202,579)	(47,529)	(146,622)	8,314	111,499	(69,905)	(204,602)	(54,573)

Realized gain (loss) on investments	(2,504,751)	275,149	(742,697)	(699,200)	(679,337)	(517,562)	1,317,965	(46,936)
Change in unrealized gain (loss) on investments	(165,545)	(349,647)	(495,612)	(20,811)	(82,680)	(159,497)	(883,993)	(318,398)

Net gain (loss) on investments	(2,670,296)	(74,498)	(1,238,309)	(720,011)	(762,017)	(677,059)	433,972	(365,334)

Reinvested capital gains	210,981	-	1,322,982	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,661,894)	$(122,027)	$(61,949)	$(711,697)	$(650,518)	$(746,964)	$229,370	$(419,907)

Investment Activity:	PROINT	PRONET	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE
Reinvested dividends	$-	$-	$-	$-	$81,590	$31,880	$-	$38,649
Mortality and expense risk charges (note 2)	(78,439)	(80,635)	(72,774)	(133,244)	(204,350)	(86,632)	(30,681)	(88,823)

Net investment income (loss)	(78,439)	(80,635)	(72,774)	(133,244)	(122,760)	(54,752)	(30,681)	(50,174)

Realized gain (loss) on investments	(187,362)	281,155	(177,372)	(621,985)	(1,804,692)	(161,982)	(621,091)	146,075
Change in unrealized gain (loss) on investments	(20,539)	109,558	(281,372)	(77,091)	(2,491,272)	(173,602)	(89,451)	(141,496)

Net gain (loss) on investments	(207,901)	390,713	(458,744)	(699,076)	(4,295,964)	(335,584)	(710,542)	4,579

Reinvested capital gains	-	324,778	-	675,205	1,031,923	161,170	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(286,340)	$634,856	$(531,518)	$(157,115)	$(3,386,801)	$(229,166)	$(741,223)	$(45,595)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	PRORRO	PROSCN	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP
Reinvested dividends	$-	$8,705	$-	$-	$-	$-	$113,354	$-
Mortality and expense risk charges (note 2)	(11,234)	(27,783)	(11,302)	(6,893)	(9,570)	(81,996)	(25,493)	(58,619)

Net investment income (loss)	(11,234)	(19,078)	(11,302)	(6,893)	(9,570)	(81,996)	87,861	(58,619)

Realized gain (loss) on investments	(45,299)	(127,533)	14,290	(64,502)	(351,663)	(203,909)	(79,670)	(254,963)
Change in unrealized gain (loss) on investments	19,801	(151,468)	6,210	(652)	(2,407)	(150,914)	24,480	(32,250)

Net gain (loss) on investments	(25,498)	(279,001)	20,500	(65,154)	(354,070)	(354,823)	(55,190)	(287,213)

Reinvested capital gains	-	36,484	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(36,732)	$(261,595)	$9,198	$(72,047)	$(363,640)	$(436,819)	$32,671	$(345,832)

Investment Activity:	PROUN	PROUTL	RVMFU	RSRF	RVAMR	RBKF	RBMF	RVBER
Reinvested dividends	$-	$59,088	$91,002	$-	$142,611	$18,517	$-	$67,759
Mortality and expense risk charges (note 2)	(100,843)	(62,684)	(69,635)	(117,251)	(233,053)	(62,565)	(43,071)	(150,154)

Net investment income (loss)	(100,843)	(3,596)	21,367	(117,251)	(90,442)	(44,048)	(43,071)	(82,395)

Realized gain (loss) on investments	(809)	(619,653)	200,377	524,937	538,145	(748,712)	(605,125)	184,899
Change in unrealized gain (loss) on investments	(11,353)	(143,451)	(764,571)	(438,723)	(2,599,487)	131,232	118,964	(720,982)

Net gain (loss) on investments	(12,162)	(763,104)	(564,194)	86,214	(2,061,342)	(617,480)	(486,161)	(536,083)

Reinvested capital gains	928,260	13,477	124,819	-	914,167	-	-	76,743

Net increase (decrease) in contract owners’ equity resulting from operations	$815,255	$(753,223)	$(418,008)	$(31,037)	$(1,237,617)	$(661,528)	$(529,232)	$(541,735)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	RBF	RVCLR	RVCMD	RCPF	RVLDD	RELF	RESF	RLCE
Reinvested dividends	$-	$237,931	$-	$52,020	$-	$-	$37,392	$16,268
Mortality and expense risk charges (note 2)	(285,382)	(337,163)	(31,977)	(142,715)	(102,815)	(59,972)	(160,770)	(18,370)

Net investment income (loss)	(285,382)	(99,232)	(31,977)	(90,695)	(102,815)	(59,972)	(123,378)	(2,102)

Realized gain (loss) on investments	943,755	(37,572)	(1,402,629)	(173,256)	(1,503,879)	(19,616)	(5,043,608)	(160,990)
Change in unrealized gain (loss) on investments	(3,081,102)	(1,314,527)	563,628	479,428	167,326	(216,804)	1,116,412	52,582

Net gain (loss) on investments	(2,137,347)	(1,352,099)	(839,001)	306,172	(1,336,553)	(236,420)	(3,927,196)	(108,408)

Reinvested capital gains	-	116,862	-	311,938	1,334,318	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,422,729)	$(1,334,469)	$(870,978)	$527,415	$(105,050)	$(296,392)	$(4,050,574)	$(110,510)

Investment Activity:	RFSF	RUGB	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF
Reinvested dividends	$25,852	$105,876	$-	$-	$-	$-	$-	$-
Mortality and expense risk charges (note 2)	(103,915)	(168,080)	(386,702)	(59,479)	(45,989)	(39,858)	(12,978)	(11,457)

Net investment income (loss)	(78,063)	(62,204)	(386,702)	(59,479)	(45,989)	(39,858)	(12,978)	(11,457)

Realized gain (loss) on investments	201,786	(1,669,150)	249,842	(974,585)	(1,137,698)	(138,387)	(55,419)	(226,320)
Change in unrealized gain (loss) on investments	(587,990)	(482,429)	(2,299,673)	375,263	43,916	10,645	46,282	1,673

Net gain (loss) on investments	(386,204)	(2,151,579)	(2,049,831)	(599,322)	(1,093,782)	(127,742)	(9,137)	(224,647)

Reinvested capital gains	-	2,456,442	525,054	819,901	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(464,267)	$242,659	$(1,911,479)	$161,100	$(1,139,771)	$(167,600)	$(22,115)	$(236,104)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	RVISC	RUF	RLCJ	RLF	RMED	RVARS	RVF	ROF
Reinvested dividends	$-	$-	$-	$4,684	$-	$48,364	$-	$-
Mortality and expense risk charges (note 2)	(24,329)	(42,303)	(26,017)	(75,768)	(66,615)	(106,205)	(238,457)	(262,302)

Net investment income (loss)	(24,329)	(42,303)	(26,017)	(71,084)	(66,615)	(57,841)	(238,457)	(262,302)

Realized gain (loss) on investments	(21,459)	(356,856)	(348,044)	(759,865)	(226,524)	245,330	(7,879,779)	(870,525)
Change in unrealized gain (loss) on investments	14,703	2,535	319,957	(125,470)	(452,674)	(170,820)	3,213,855	26,112

Net gain (loss) on investments	(6,756)	(354,321)	(28,087)	(885,335)	(679,198)	74,510	(4,665,924)	(844,413)

Reinvested capital gains	-	-	-	796,253	151,693	-	3,662,283	1,734,523

Net increase (decrease) in contract owners’ equity resulting from operations	$(31,085)	$(396,624)	$(54,104)	$(160,166)	$(594,120)	$16,669	$(1,242,098)	$627,808

Investment Activity:	RNF	RPMF	RREF	RRF	RMEK	RTF	RVLCG	RVLCV
Reinvested dividends	$-	$484,733	$175,179	$-	$-	$-	$-	$273,198
Mortality and expense risk charges (note 2)	(161,447)	(117,169)	(125,870)	(75,517)	(57,041)	(207,270)	(694,171)	(403,828)

Net investment income (loss)	(161,447)	367,564	49,309	(75,517)	(57,041)	(207,270)	(694,171)	(130,630)

Realized gain (loss) on investments	753,972	(5,847,254)	(290,382)	(127,785)	(242,980)	(5,869,969)	(5,186,934)	(8,745,493)
Change in unrealized gain (loss) on investments	(268,121)	2,334,619	(180,275)	(340,359)	(224,265)	(156,498)	2,504,714	285,334

Net gain (loss) on investments	485,851	(3,512,635)	(470,657)	(468,144)	(467,245)	(6,026,467)	(2,682,220)	(8,460,159)

Reinvested capital gains	-	-	-	486,407	-	5,947,197	3,476,682	5,021,998

Net increase (decrease) in contract owners’ equity resulting from operations	$324,404	$(3,145,071)	$(421,348)	$(57,254)	$(524,286)	$(286,540)	$100,291	$(3,568,791)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF
Reinvested dividends	$-	$14,002	$-	$-	$-	$-	$16,569	$-
Mortality and expense risk charges (note 2)	(423,565)	(154,380)	(314,677)	(136,154)	(41,144)	(135,421)	(14,745)	(101,683)

Net investment income (loss)	(423,565)	(140,378)	(314,677)	(136,154)	(41,144)	(135,421)	1,824	(101,683)

Realized gain (loss) on investments	(3,434,436)	(1,766,773)	(760,211)	(1,960,292)	218,661	592,782	(25,088)	(133,770)
Change in unrealized gain (loss) on investments	900,433	(490,062)	(1,860,077)	(504,627)	(175,510)	(530,910)	(65,080)	(1,113,144)

Net gain (loss) on investments	(2,534,003)	(2,256,835)	(2,620,288)	(2,464,919)	43,151	61,872	(90,168)	(1,246,914)

Reinvested capital gains	2,044,992	1,002,341	2,149,748	821,493	258,211	43,567	-	215,930

Net increase (decrease) in contract owners’ equity resulting from operations	$(912,576)	$(1,394,872)	$(785,217)	$(1,779,580)	$260,218	$(29,982)	$(88,344)	$(1,132,667)

Investment Activity:	RUTL	RVWDL	GVFRB	GSBLMO	RHYS	TRHS2	VWHAS	VWHA
Reinvested dividends	$156,421	$-	$310,238	$39,360	$7,017	$-	$-	$1,154
Mortality and expense risk charges (note 2)	(82,914)	(7,429)	(162,350)	(23,429)	(50,607)	(3,631)	(1,275)	(62,162)

Net investment income (loss)	73,507	(7,429)	147,888	15,931	(43,590)	(3,631)	(1,275)	(61,008)

Realized gain (loss) on investments	(736,383)	(168,674)	(134,140)	5,770	(9,042)	(8,316)	(1,635)	(592,849)
Change in unrealized gain (loss) on investments	(165,755)	5,500	(224,622)	(73,478)	244	(97,834)	(67,587)	(913,535)

Net gain (loss) on investments	(902,138)	(163,174)	(358,762)	(67,708)	(8,798)	(106,150)	(69,222)	(1,506,384)

Reinvested capital gains	-	-	20,380	3,293	-	98,752	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(828,631)	$(170,603)	$(190,494)	$(48,484)	$(52,388)	$(11,029)	$(70,497)	$(1,567,392)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	WRASP	WRENG	DXVIMF	DXVIC	DXVHY	FC2R	FEI2R	FG2R
Reinvested dividends	$85,953	$-	$79,190	$-	$30,041	$686	$10,336	$-
Mortality and expense risk charges (note 2)	(358,335)	(75)	(2,882)	(439)	(21,402)	(36,594)	(67,285)	(152,350)

Net investment income (loss)	(272,382)	(75)	76,308	(439)	8,639	(35,908)	(56,949)	(152,350)

Realized gain (loss) on investments	(1,618,437)	(7)	(73,235)	(1,698)	(78,899)	2,179,561	(205,632)	716,442
Change in unrealized gain (loss) on investments	(4,576,040)	(4,498)	(51,411)	860	37,587	(2,634,566)	(685,480)	(290,705)

Net gain (loss) on investments	(6,194,477)	(4,505)	(124,646)	(838)	(41,312)	(455,005)	(891,112)	425,737

Reinvested capital gains	4,127,288	-	10,815	-	-	692,726	1,178,877	1,170,216

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,339,571)	$(4,580)	$(37,523)	$(1,277)	$(32,673)	$201,813	$230,816	$1,443,603

Investment Activity:	FHI2R	ACVIG3	ACVU3	ACVV3	VWAR	RENF
Reinvested dividends	$15,443	$103,963	$4,526	$154,272	$-	$60,199
Mortality and expense risk charges (note 2)	(19,083)	(90,790)	(7,462)	(107,003)	(9,943)	(237,583)

Net investment income (loss)	(3,640)	13,173	(2,936)	47,269	(9,943)	(177,384)

Realized gain (loss) on investments	(50,614)	(450,064)	121,927	1,643,597	(57,537)	(6,479,528)
Change in unrealized gain (loss) on investments	292,465	(814,974)	(140,350)	(1,989,611)	(17,497)	1,028,085

Net gain (loss) on investments	241,851	(1,265,038)	(18,423)	(346,014)	(75,034)	(5,451,443)

Reinvested capital gains	-	939,438	97,471	-	69,147	318,040

Net increase (decrease) in contract owners’ equity resulting from operations	$238,211	$(312,427)	$76,112	$(298,745)	$(15,830)	$(5,310,787)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		IVEW52		AAEIP3		ARLPE3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(4,316,200)	$(4,109,111)	$695	$-	$(29,669)	$(27,179)	$(8,134)	$-
Realized gain (loss) on investments	(84,867,732)	41,898,152	(286)	-	(572,757)	141,105	324	-
Change in unrealized gain (loss) on investments	(63,874,207)	(79,705,914)	(23,424)	-	(885,699)	(192,688)	(59,345)	-
Reinvested capital gains	68,483,293	65,899,099	29,053	-	48,136	33,107	479	-

Net increase (decrease) in contract owners’ equity resulting from operations	(84,574,846)	23,982,226	6,038	-	(1,439,989)	(45,655)	(66,676)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	409,135,055	341,835,896	617,977	-	541,676	1,887,481	768,551	-
Transfers between funds	-	-	(1,385)	-	(2,389,857)	3,471,766	364,972	-
Redemptions (note 3)	(234,030,404)	(199,195,869)	-	-	(227,814)	(39,311)	(28,071)	-
Annuity benefits	(5,028)	(5,043)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,031)	(1,140)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,421,937)	(838,103)	-	-	(396)	(1)	-	-
Adjustments to maintain reserves	(44,280)	245,068	(16)	-	(63)	(72)	(16)	-

Net equity transactions	173,632,375	142,040,809	616,576	-	(2,076,454)	5,319,863	1,105,436	-

Net change in contract owners’ equity	89,057,529	166,023,035	622,614	-	(3,516,443)	5,274,208	1,038,760	-
Contract owners’ equity beginning of period	1,524,687,920	1,358,664,885	-	-	5,434,050	159,842	-	-

Contract owners’ equity end of period	$1,613,745,449	$1,524,687,920	$622,614	$-	$1,917,607	$5,434,050	$1,038,760	$-

CHANGES IN UNITS:
Beginning units	120,678,901	106,983,668	-	-	475,016	15,416	-	-
Units purchased	824,368,651	677,079,826	81,375	-	166,565	636,284	127,025	-
Units redeemed	(801,236,542)	(663,384,593)	(15,715)	-	(367,146)	(176,684)	(22,801)	-

Ending units	143,811,010	120,678,901	65,660	-	274,435	475,016	104,224	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMVGS4		AMVI4		AMVBC4		AMVNW4
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(42,550)	$(23,454)	$1,908	$-	$10,475	$-	$(19)	$-
Realized gain (loss) on investments	(100,959)	47,490	(7,551)	-	(98)	-	(21)	-
Change in unrealized gain (loss) on investments	(295,432)	(71,153)	(8,857)	-	(20,145)	-	(702)	-
Reinvested capital gains	229,700	7,929	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(209,241)	(39,188)	(14,500)	-	(9,768)	-	(742)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	745,927	1,082,211	437,992	-	975,768	-	172,849	-
Transfers between funds	979,820	(250,348)	(193,070)	-	42,589	-	7,317	-
Redemptions (note 3)	(305,940)	(215,703)	-	-	(1,002)	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,144)	(47)	-	-	-	-	-	-
Adjustments to maintain reserves	(123)	(38)	4	-	(7)	-	(16)	-

Net equity transactions	1,414,540	616,075	244,926	-	1,017,348	-	180,150	-

Net change in contract owners’ equity	1,205,299	576,887	230,426	-	1,007,580	-	179,408	-
Contract owners’ equity beginning of period	1,692,177	1,115,290	-	-	-	-	-	-

Contract owners’ equity end of period	$2,897,476	$1,692,177	$230,426	$-	$1,007,580	$-	$179,408	$-

CHANGES IN UNITS:
Beginning units	147,152	97,190	-	-	-	-	-	-
Units purchased	312,117	210,164	69,067	-	105,175	-	25,696	-
Units redeemed	(203,980)	(160,202)	(43,267)	-	(120)	-	(6,354)	-

Ending units	255,289	147,152	25,800	-	105,055	-	19,342	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMVCB4		BRVHY3		MLVGA3		BRVDA3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$24,498	$-	$3,015	$-	$(128,777)	$258,196	$6,435	$-
Realized gain (loss) on investments	(13,342)	-	(22)	-	(22,504)	869,702	(462)	-
Change in unrealized gain (loss) on investments	(137,301)	-	(19,820)	-	(2,520,440)	(3,513,334)	(28,011)	-
Reinvested capital gains	-	-	2,691	-	1,876,956	2,519,267	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(126,145)	-	(14,136)	-	(794,765)	133,831	(22,038)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	2,913,924	-	410,691	-	4,946,643	5,748,792	127,622	-
Transfers between funds	1,127,650	-	655	-	417,213	2,216,557	413,520	-
Redemptions (note 3)	(284,337)	-	-	-	(3,117,718)	(3,767,232)	(10,714)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,653)	-	-	-	(14,156)	(22,225)	(235)	-
Adjustments to maintain reserves	(72)	-	4	-	(195)	(147)	(20)	-

Net equity transactions	3,755,512	-	411,350	-	2,231,787	4,175,745	530,173	-

Net change in contract owners’ equity	3,629,367	-	397,214	-	1,437,022	4,309,576	508,135	-
Contract owners’ equity beginning of period	-	-	-	-	29,246,367	24,936,791	-	-

Contract owners’ equity end of period	$3,629,367	$-	$397,214	$-	$30,683,389	$29,246,367	$508,135	$-

CHANGES IN UNITS:
Beginning units	-	-	-	-	2,368,131	2,020,857	-	-
Units purchased	426,817	-	42,539	-	990,959	1,179,156	55,080	-
Units redeemed	(45,376)	-	-	-	(810,220)	(831,882)	(1,140)	-

Ending units	381,441	-	42,539	-	2,548,870	2,368,131	53,940	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	CSCRS		DWVSVS		ETVFR		FRESS2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(6,474)	$(15,260)	$(464)	$-	$12,246	$-	$4,240	$-
Realized gain (loss) on investments	(31,380)	(78,148)	(5)	-	(9,871)	-	(5)	-
Change in unrealized gain (loss) on investments	(107,980)	(102,947)	(4,824)	-	(58,497)	-	4,140	-
Reinvested capital gains	-	-	-	-	-	-	4,676	-

Net increase (decrease) in contract owners’ equity resulting from operations	(145,834)	(196,355)	(5,293)	-	(56,122)	-	13,051	-

Equity transactions:
Purchase payments received from contract owners (note 3)	122,485	147,559	239,401	-	1,157,487	-	297,879	-
Transfers between funds	(14,153)	27,412	(5,329)	-	968,143	-	(1,552)	-
Redemptions (note 3)	(20,303)	(143,161)	-	-	(17,849)	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(141)	(495)	-	-	(258)	-	-	-
Adjustments to maintain reserves	(26)	(50)	11	-	(48)	-	(7)	-

Net equity transactions	87,862	31,265	234,083	-	2,107,475	-	296,320	-

Net change in contract owners’ equity	(57,972)	(165,090)	228,790	-	2,051,353	-	309,371	-
Contract owners’ equity beginning of period	513,524	678,614	-	-	-	-	-	-

Contract owners’ equity end of period	$455,552	$513,524	$228,790	$-	$2,051,353	$-	$309,371	$-

CHANGES IN UNITS:
Beginning units	72,108	77,903	-	-	-	-	-	-
Units purchased	27,364	425,922	25,610	-	259,288	-	29,836	-
Units redeemed	(13,283)	(431,717)	(576)	-	(45,012)	-	(151)	-

Ending units	86,189	72,108	25,034	-	214,276	-	29,685	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FVSIS2		GVGMNS		GVHQFA		GVSIA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$32,111	$-	$(6,208)	$(919)	$(9,656)	$-	$6,302	$-
Realized gain (loss) on investments	(17,833)	-	2,830	66	(2,031)	-	(6,624)	-
Change in unrealized gain (loss) on investments	(87,860)	-	(40,570)	1,261	(7,339)	-	(20,960)	-
Reinvested capital gains	3,940	-	11,315	839	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(69,642)	-	(32,633)	1,247	(19,026)	-	(21,282)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,536,824	-	260,744	107,191	1,314,736	-	1,174,636	-
Transfers between funds	789,771	-	188,454	(432)	676,083	-	(50,392)	-
Redemptions (note 3)	(105,603)	-	(4,929)	(147)	(666,985)	-	(3,351)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(41)	-	-	-	(103)	-	-	-
Adjustments to maintain reserves	(36)	-	(17)	(16)	(37)	-	(11)	-

Net equity transactions	2,220,915	-	444,252	106,596	1,323,694	-	1,120,882	-

Net change in contract owners’ equity	2,151,273	-	411,619	107,843	1,304,668	-	1,099,600	-
Contract owners’ equity beginning of period	-	-	107,843	-	-	-	-	-

Contract owners’ equity end of period	$2,151,273	$-	$519,462	$107,843	$1,304,668	$-	$1,099,600	$-

CHANGES IN UNITS:
Beginning units	-	-	10,294	-	-	-	-	-
Units purchased	329,693	-	53,971	10,470	273,721	-	168,086	-
Units redeemed	(104,433)	-	(10,841)	(176)	(139,959)	-	(52,906)	-

Ending units	225,260	-	53,424	10,294	133,762	-	115,180	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	IVBRA2		JPIGA2		JPIIB2		JABS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$62,816	$(15,436)	$782	$-	$(1)	$-	$158	$-
Realized gain (loss) on investments	(121,832)	13,592	1	-	-	-	7	-
Change in unrealized gain (loss) on investments	(389,808)	(45,535)	(1,632)	-	10	-	(268)	-
Reinvested capital gains	230,995	80,582	400	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(217,829)	33,203	(449)	-	9	-	(103)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	944,098	1,192,319	77,325	-	10,190	-	88,400	-
Transfers between funds	278,596	570,076	(69)	-	-	-	3,500	-
Redemptions (note 3)	(186,738)	(43,292)	-	-	-	-	(149)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(261)	-	-	-	-	-	-	-
Adjustments to maintain reserves	(76)	(27)	(5)	-	2	-	(3)	-

Net equity transactions	1,035,619	1,719,076	77,251	-	10,192	-	91,748	-

Net change in contract owners’ equity	817,790	1,752,279	76,802	-	10,201	-	91,645	-
Contract owners’ equity beginning of period	1,852,143	99,864	-	-	-	-	-	-

Contract owners’ equity end of period	$2,669,933	$1,852,143	$76,802	$-	$10,201	$-	$91,645	$-

CHANGES IN UNITS:
Beginning units	177,984	9,981	-	-	-	-	-	-
Units purchased	256,790	253,202	8,108	-	1,055	-	9,320	-
Units redeemed	(162,465)	(85,199)	(7)	-	-	-	(15)	-

Ending units	272,309	177,984	8,101	-	1,055	-	9,305	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JAMGS		JAFBS		JAGTS		LZREMS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(147)	$-	$1,740	$-	$(496)	$-	$(1,982)	$36,335
Realized gain (loss) on investments	(620)	-	(3)	-	176	-	(313,541)	35,228
Change in unrealized gain (loss) on investments	4,293	-	(6,114)	-	1,238	-	(476,553)	(425,773)
Reinvested capital gains	-	-	-	-	-	-	8,880	32,071

Net increase (decrease) in contract owners’ equity resulting from operations	3,526	-	(4,377)	-	918	-	(783,196)	(322,139)

Equity transactions:
Purchase payments received from contract owners (note 3)	788,773	-	687,129	-	239,550	-	2,091,246	2,705,833
Transfers between funds	(12,124)	-	(5,895)	-	24,140	-	(1,232,105)	76,717
Redemptions (note 3)	(4,634)	-	-	-	(3,268)	-	(245,603)	(104,401)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(249)	(299)
Adjustments to maintain reserves	3	-	-	-	(8)	-	(80)	(199)

Net equity transactions	772,018	-	681,234	-	260,414	-	613,209	2,677,651

Net change in contract owners’ equity	775,544	-	676,857	-	261,332	-	(169,987)	2,355,512
Contract owners’ equity beginning of period	-	-	-	-	-	-	3,890,330	1,534,818

Contract owners’ equity end of period	$775,544	$-	$676,857	$-	$261,332	$-	$3,720,343	$3,890,330

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	420,710	155,773
Units purchased	87,986	-	78,885	-	26,859	-	366,836	597,932
Units redeemed	(7,818)	-	(10,788)	-	(853)	-	(276,340)	(332,995)

Ending units	80,168	-	68,097	-	26,006	-	511,206	420,710

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	LPVCA2		LOVTRC		LOVSDC		MV3MVS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(304)	$-	$10,884	$-	$12,795	$-	$(304)	$-
Realized gain (loss) on investments	(26)	-	(3)	-	9	-	(74)	-
Change in unrealized gain (loss) on investments	(17,901)	-	(14,610)	-	(17,256)	-	(5,303)	-
Reinvested capital gains	20,986	-	-	-	-	-	4,074	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,755	-	(3,729)	-	(4,452)	-	(1,607)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	220,437	-	452,878	-	643,282	-	243,073	-
Transfers between funds	-	-	-	-	(15,285)	-	377	-
Redemptions (note 3)	(191)	-	-	-	-	-	(170)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	-	(11)	-	3	-	(1)	-

Net equity transactions	220,244	-	452,867	-	628,000	-	243,279	-

Net change in contract owners’ equity	222,999	-	449,138	-	623,548	-	241,672	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$222,999	$-	$449,138	$-	$623,548	$-	$241,672	$-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	24,109	-	45,344	-	77,583	-	25,927	-
Units redeemed	(21)	-	-	-	(14,471)	-	(18)	-

Ending units	24,088	-	45,344	-	63,112	-	25,909	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MVBRES		MVGTAS		MVUSC		MVIVSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(409)	$-	$79,063	$28,679	$(302)	$-	$(758)	$-
Realized gain (loss) on investments	22	-	26,720	18,805	(19)	-	106	-
Change in unrealized gain (loss) on investments	(716)	-	(233,439)	(7,525)	(9,066)	-	8,338	-
Reinvested capital gains	-	-	37,271	2,911	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,103)	-	(90,385)	42,870	(9,387)	-	7,686	-

Equity transactions:
Purchase payments received from contract owners (note 3)	384,353	-	366,418	756,298	161,867	-	733,879	-
Transfers between funds	-	-	(213,642)	413,867	-	-	2,174	-
Redemptions (note 3)	(84)	-	(207,927)	(75,614)	(75)	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(1,619)	(1,610)	-	-	-	-
Adjustments to maintain reserves	(6)	-	(100)	(56)	(6)	-	(1)	-

Net equity transactions	384,263	-	(56,870)	1,092,885	161,786	-	736,052	-

Net change in contract owners’ equity	383,160	-	(147,255)	1,135,755	152,399	-	743,738	-
Contract owners’ equity beginning of period	-	-	2,575,329	1,439,574	-	-	-	-

Contract owners’ equity end of period	$383,160	$-	$2,428,074	$2,575,329	$152,399	$-	$743,738	$-

CHANGES IN UNITS:
Beginning units	-	-	230,786	132,266	-	-	-	-
Units purchased	40,015	-	95,046	127,775	18,120	-	85,727	-
Units redeemed	(9)	-	(99,011)	(29,255)	(9)	-	(9,597)	-

Ending units	40,006	-	226,821	230,786	18,111	-	76,130	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MGRFV		MSGI2		MSEMB		MSVGT2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$28,715	$2,696	$6,116	$(7,135)	$154,989	$89,671	$1,182	$(10,250)
Realized gain (loss) on investments	(6,640)	(945)	(85,167)	3,377	(67,520)	(77,999)	(29,543)	32,357
Change in unrealized gain (loss) on investments	(67,623)	(32,119)	(554,775)	11,413	(241,275)	(79,110)	(123,806)	(134,661)
Reinvested capital gains	15,990	5,280	248,979	-	-	17,667	14,418	113,574

Net increase (decrease) in contract owners’ equity resulting from operations	(29,558)	(25,088)	(384,847)	7,655	(153,806)	(49,771)	(137,749)	1,020

Equity transactions:
Purchase payments received from contract owners (note 3)	1,318,220	593,429	958,587	667,660	2,342,247	2,400,311	348,278	553,006
Transfers between funds	1,627,741	1,232,966	151,148	1,065,336	(130,308)	(208,863)	(141,352)	(23,095)
Redemptions (note 3)	(1,503,756)	(780,956)	(92,206)	(51,630)	(213,796)	(190,822)	(65,303)	(79,624)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(74)	-	(1,856)	-	(1,121)	(1,997)	(121)	(492)
Adjustments to maintain reserves	(57)	(21)	(69)	(55)	(80)	(163)	(63)	(68)

Net equity transactions	1,442,074	1,045,418	1,015,604	1,681,311	1,996,942	1,998,466	141,439	449,727

Net change in contract owners’ equity	1,412,516	1,020,330	630,757	1,688,966	1,843,136	1,948,695	3,690	450,747
Contract owners’ equity beginning of period	1,028,059	7,729	1,688,966	-	3,414,099	1,465,404	1,518,753	1,068,006

Contract owners’ equity end of period	$2,440,575	$1,028,059	$2,319,723	$1,688,966	$5,257,235	$3,414,099	$1,522,443	$1,518,753

CHANGES IN UNITS:
Beginning units	102,527	769	159,377	-	314,954	136,329	133,415	94,227
Units purchased	494,047	408,697	198,624	178,282	326,819	266,077	66,907	79,826
Units redeemed	(348,056)	(306,939)	(100,484)	(18,905)	(145,577)	(87,452)	(54,945)	(40,638)

Ending units	248,518	102,527	257,517	159,377	496,196	314,954	145,377	133,415

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	VKVGR2		NVBX		NVIX		NLFOSP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$39,598	$(35,841)	$190,839	$-	$42,643	$-	$(7,026)	$(884)
Realized gain (loss) on investments	266,608	108,383	(63,854)	-	(256,977)	-	(5,876)	2,168
Change in unrealized gain (loss) on investments	(493,605)	408,795	(316,140)	-	(253,543)	-	(49,657)	(1,153)
Reinvested capital gains	-	-	36,069	-	-	-	8,762	2,611

Net increase (decrease) in contract owners’ equity resulting from operations	(187,399)	481,337	(153,086)	-	(467,877)	-	(53,797)	2,742

Equity transactions:
Purchase payments received from contract owners (note 3)	3,573,357	3,501,498	2,464,147	-	1,704,295	-	1,942,513	447,426
Transfers between funds	(1,288,436)	11,132	9,523,050	-	2,390,840	-	72,077	167,547
Redemptions (note 3)	(806,656)	(185,360)	(265,175)	-	(191,144)	-	(7,344)	(34)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(25,456)	(455)	(864)	-	(164)	-	-	-
Adjustments to maintain reserves	(158)	(166)	(39)	-	(62)	-	(46)	(2)

Net equity transactions	1,452,651	3,326,649	11,721,119	-	3,903,765	-	2,007,200	614,937

Net change in contract owners’ equity	1,265,252	3,807,986	11,568,033	-	3,435,888	-	1,953,403	617,679
Contract owners’ equity beginning of period	6,508,503	2,700,517	-	-	-	-	617,679	-

Contract owners’ equity end of period	$7,773,755	$6,508,503	$11,568,033	$-	$3,435,888	$-	$2,571,082	$617,679

CHANGES IN UNITS:
Beginning units	541,529	252,548	-	-	-	-	60,458	-
Units purchased	419,316	489,878	1,798,997	-	1,337,667	-	212,168	104,303
Units redeemed	(294,451)	(200,897)	(636,852)	-	(975,818)	-	(8,095)	(43,845)

Ending units	666,394	541,529	1,162,145	-	361,849	-	264,531	60,458

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVFIP		NVFMGP		NAMGI2		NAMAA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$21,219	$8,164	$15,221	$11,324	$16,668	$-	$6,879	$-
Realized gain (loss) on investments	(10,717)	(16,238)	(14,594)	(11,517)	(7,917)	-	1,625	-
Change in unrealized gain (loss) on investments	(49,332)	(25,084)	(116,796)	(43,021)	(87,420)	-	(8,100)	-
Reinvested capital gains	-	-	46,511	27,626	86,373	-	8,197	-

Net increase (decrease) in contract owners’ equity resulting from operations	(38,830)	(33,158)	(69,658)	(15,588)	7,704	-	8,601	-

Equity transactions:
Purchase payments received from contract owners (note 3)	694,061	622,485	1,824,974	720,391	1,028,073	-	552,640	-
Transfers between funds	(165,703)	(49,911)	(36,540)	179,329	(97,626)	-	(43,352)	-
Redemptions (note 3)	(7,745)	(533)	(17,675)	(33)	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(214)	-	-	-	-	-
Adjustments to maintain reserves	(9)	5	(38)	(11)	(6)	-	(3)	-

Net equity transactions	520,604	572,046	1,770,507	899,676	930,441	-	509,285	-

Net change in contract owners’ equity	481,774	538,888	1,700,849	884,088	938,145	-	517,886	-
Contract owners’ equity beginning of period	538,888	-	884,088	-	-	-	-	-

Contract owners’ equity end of period	$1,020,662	$538,888	$2,584,937	$884,088	$938,145	$-	$517,886	$-

CHANGES IN UNITS:
Beginning units	55,403	-	86,529	-	-	-	-	-
Units purchased	75,641	539,079	191,870	155,483	107,974	-	58,235	-
Units redeemed	(20,526)	(483,676)	(12,781)	(68,954)	(10,188)	-	(4,457)	-

Ending units	110,518	55,403	265,618	86,529	97,786	-	53,778	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,618	$-	$(30,633)	$(116,547)	$(196)	$-	$(741)	$-
Realized gain (loss) on investments	(105)	-	810,149	832,332	(2)	-	(544)	-
Change in unrealized gain (loss) on investments	(7,101)	-	(2,079,181)	(179,069)	(1,015)	-	(12,295)	-
Reinvested capital gains	3,356	-	1,129,633	33,844	-	-	7,367	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,232)	-	(170,032)	570,560	(1,213)	-	(6,213)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	283,018	-	8,531,990	5,034,342	139,157	-	771,324	-
Transfers between funds	(488)	-	796,750	1,583,571	-	-	238,769	-
Redemptions (note 3)	-	-	(3,006,883)	(1,812,838)	-	-	(8,936)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(15,641)	(31,766)	-	-	-	-
Adjustments to maintain reserves	7	-	(230)	(109)	6	-	2	-

Net equity transactions	282,537	-	6,305,986	4,773,200	139,163	-	1,001,159	-

Net change in contract owners’ equity	281,305	-	6,135,954	5,343,760	137,950	-	994,946	-
Contract owners’ equity beginning of period	-	-	23,660,831	18,317,071	-	-	-	-

Contract owners’ equity end of period	$281,305	$-	$29,796,785	$23,660,831	$137,950	$-	$994,946	$-

CHANGES IN UNITS:
Beginning units	-	-	1,778,833	1,422,066	-	-	-	-
Units purchased	29,481	-	1,423,019	962,673	13,798	-	124,356	-
Units redeemed	(50)	-	(953,301)	(605,906)	-	-	(21,882)	-

Ending units	29,431	-	2,248,551	1,778,833	13,798	-	102,474	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVAGR2		GVAGI2		HIBF		GEM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(935)	$-	$(811)	$-	$108,524	$98,290	$(18,801)	$(8,643)
Realized gain (loss) on investments	(1,027)	-	(3,265)	-	(62,428)	3,118	(99,705)	43,331
Change in unrealized gain (loss) on investments	(1,522)	-	(17,477)	-	(170,616)	(155,278)	(471,483)	(139,673)
Reinvested capital gains	2,419	-	9,513	-	30,124	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,065)	-	(12,040)	-	(94,396)	(53,870)	(589,989)	(104,985)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,046,522	-	1,154,836	-	113,981	-	345,965	493,783
Transfers between funds	273,846	-	(76,457)	-	(237,025)	3,840,820	680,003	2,609,441
Redemptions (note 3)	(6,666)	-	(1,350)	-	(698,190)	(454,598)	(141,136)	(257,894)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(165)	(753)	(1,729)	(165)
Adjustments to maintain reserves	(14)	-	11	-	(27)	(44)	(97)	(82)

Net equity transactions	1,313,688	-	1,077,040	-	(821,426)	3,385,425	883,006	2,845,083

Net change in contract owners’ equity	1,312,623	-	1,065,000	-	(915,822)	3,331,555	293,017	2,740,098
Contract owners’ equity beginning of period	-	-	-	-	3,331,555	-	2,740,098	-

Contract owners’ equity end of period	$1,312,623	$-	$1,065,000	$-	$2,415,733	$3,331,555	$3,033,115	$2,740,098

CHANGES IN UNITS:
Beginning units	-	-	-	-	338,008	-	284,459	-
Units purchased	167,549	-	146,488	-	30,441	469,355	288,087	450,194
Units redeemed	(34,824)	-	(36,413)	-	(113,353)	(131,347)	(192,087)	(165,735)

Ending units	132,725	-	110,075	-	255,096	338,008	380,459	284,459

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GEM2		NVIE6		NVNSR2		NVCRA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(140)	$-	$11	$-	$434	$-	$72,750	$27,902
Realized gain (loss) on investments	(6)	-	-	-	(33)	-	(540,124)	(25,422)
Change in unrealized gain (loss) on investments	(4,996)	-	(150)	-	(5,603)	-	(136,474)	(324,656)
Reinvested capital gains	-	-	-	-	3,980	-	345,553	237,486

Net increase (decrease) in contract owners’ equity resulting from operations	(5,142)	-	(139)	-	(1,222)	-	(258,295)	(84,690)

Equity transactions:
Purchase payments received from contract owners (note 3)	113,249	-	6,435	-	87,692	-	615,842	218,982
Transfers between funds	-	-	-	-	-	-	4,837,422	(411,950)
Redemptions (note 3)	-	-	-	-	-	-	(378,044)	(188,491)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(319)	(334)
Adjustments to maintain reserves	(5)	-	4	-	(1)	-	(49)	(49)

Net equity transactions	113,244	-	6,439	-	87,691	-	5,074,852	(381,842)

Net change in contract owners’ equity	108,102	-	6,300	-	86,469	-	4,816,557	(466,532)
Contract owners’ equity beginning of period	-	-	-	-	-	-	4,131,688	4,598,220

Contract owners’ equity end of period	$108,102	$-	$6,300	$-	$86,469	$-	$8,948,245	$4,131,688

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	277,822	317,750
Units purchased	12,717	-	688	-	8,905	-	705,571	364,170
Units redeemed	-	-	-	-	-	-	(361,096)	(404,098)

Ending units	12,717	-	688	-	8,905	-	622,297	277,822

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$166,096	$245,946	$196,850	$149,217	$20,099	$145,957	$483,354	$273,203
Realized gain (loss) on investments	(272,327)	318,494	117,060	301,152	(488,689)	9,425	(103,611)	383,707
Change in unrealized gain (loss) on investments	(858,711)	(635,235)	(1,636,343)	(508,666)	(371,859)	(442,504)	(3,026,549)	(1,233,844)
Reinvested capital gains	487,027	187,789	921,997	328,627	477,042	356,098	1,760,896	763,433

Net increase (decrease) in contract owners’ equity resulting from operations	(477,915)	116,994	(400,436)	270,330	(363,407)	68,976	(885,910)	186,499

Equity transactions:
Purchase payments received from contract owners (note 3)	3,579,760	6,087,505	2,211,592	6,713,739	10,070,146	8,169,567	7,993,599	10,404,746
Transfers between funds	(10,795,750)	8,124,675	(1,332,613)	123,596	(9,599,427)	3,986,853	2,392,464	(4,603,593)
Redemptions (note 3)	(642,216)	(759,525)	(566,461)	(414,186)	(2,645,735)	(1,528,930)	(2,029,879)	(2,669,983)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(346)	(4,935)	(1,955)	(815)	(5,201)	(1,268)	(19,696)	(2,255)
Adjustments to maintain reserves	(87)	(68)	(16)	(93)	(58)	(89)	(130)	(95)

Net equity transactions	(7,858,639)	13,447,652	310,547	6,422,241	(2,180,275)	10,626,133	8,336,358	3,128,820

Net change in contract owners’ equity	(8,336,554)	13,564,646	(89,889)	6,692,571	(2,543,682)	10,695,109	7,450,448	3,315,319
Contract owners’ equity beginning of period	21,415,970	7,851,324	14,226,928	7,534,357	15,754,070	5,058,961	28,147,988	24,832,669

Contract owners’ equity end of period	$13,079,416	$21,415,970	$14,137,039	$14,226,928	$13,210,388	$15,754,070	$35,598,436	$28,147,988

CHANGES IN UNITS:
Beginning units	1,645,659	621,011	1,031,275	561,382	1,390,229	449,995	2,108,083	1,910,678
Units purchased	377,145	1,517,663	187,608	630,535	1,199,304	1,513,905	2,020,467	3,287,078
Units redeemed	(987,042)	(493,015)	(162,668)	(160,642)	(1,393,948)	(573,671)	(1,391,504)	(3,089,673)

Ending units	1,035,762	1,645,659	1,056,215	1,031,275	1,195,585	1,390,229	2,737,046	2,108,083

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCMA2		NVCMC2		NVCBD2		NVLCP2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$174,370	$33,129	$41,023	$186,251	$6,120	$-	$(9,608)	$151,972
Realized gain (loss) on investments	(24,904)	(1,147,067)	(777,210)	122,949	(7)	-	(265,898)	55,067
Change in unrealized gain (loss) on investments	(1,032,897)	(432,486)	(187,008)	(560,639)	(8,507)	-	(45,268)	(84,231)
Reinvested capital gains	400,170	1,502,430	628,699	223,586	219	-	73,373	-

Net increase (decrease) in contract owners’ equity resulting from operations	(483,261)	(43,994)	(294,496)	(27,853)	(2,175)	-	(247,401)	122,808

Equity transactions:
Purchase payments received from contract owners (note 3)	1,111,186	521,567	3,210,902	2,216,773	242,373	-	724,808	1,176,331
Transfers between funds	12,423,231	(9,893,907)	(9,030,523)	7,794,293	-	-	(2,195,113)	8,774,811
Redemptions (note 3)	(218,736)	(1,948,838)	(1,745,199)	(540,820)	-	-	(1,571,911)	(812,313)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,298)	(2,454)	(5,751)	(725)	-	-	(5,045)	(5,010)
Adjustments to maintain reserves	(39)	(69)	(6)	(91)	(4)	-	(96)	(72)

Net equity transactions	13,312,344	(11,323,701)	(7,570,577)	9,469,430	242,369	-	(3,047,357)	9,133,747

Net change in contract owners’ equity	12,829,083	(11,367,695)	(7,865,073)	9,441,577	240,194	-	(3,294,758)	9,256,555
Contract owners’ equity beginning of period	4,143,500	15,511,195	15,623,836	6,182,259	-	-	12,303,527	3,046,972

Contract owners’ equity end of period	$16,972,583	$4,143,500	$7,758,763	$15,623,836	$240,194	$-	$9,008,769	$12,303,527

CHANGES IN UNITS:
Beginning units	290,550	1,121,366	1,262,452	508,881	-	-	1,143,294	291,655
Units purchased	1,027,833	1,398,846	537,924	1,817,783	24,355	-	1,475,921	1,999,207
Units redeemed	(88,242)	(2,229,662)	(1,155,446)	(1,064,212)	-	-	(1,764,054)	(1,147,568)

Ending units	1,230,141	290,550	644,930	1,262,452	24,355	-	855,161	1,143,294

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TRF		TRF2		GBF		GBF2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,281	$2,195	$351	$-	$51,192	$7,738	$1,740	$-
Realized gain (loss) on investments	187,659	31,996	232	-	(89,369)	157,206	(2)	-
Change in unrealized gain (loss) on investments	(231,113)	186,665	1,428	-	(206,648)	(61,919)	(2,289)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39,173)	220,856	2,011	-	(244,825)	103,025	(551)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,201,464	384,063	60,736	-	1,806,371	675,727	184,396	-
Transfers between funds	321,548	2,816,298	(5,004)	-	3,141,051	7,037,240	-	-
Redemptions (note 3)	(513,252)	(211,865)	-	-	(929,090)	(1,205,992)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(294)	(83)	-	-	(5,274)	(3,193)	-	-
Adjustments to maintain reserves	(6)	(770)	(5)	-	(107)	(121)	9	-

Net equity transactions	1,009,460	2,987,643	55,727	-	4,012,951	6,503,661	184,405	-

Net change in contract owners’ equity	970,287	3,208,499	57,738	-	3,768,126	6,606,686	183,854	-
Contract owners’ equity beginning of period	3,208,499	-	-	-	6,606,686	-	-	-

Contract owners’ equity end of period	$4,178,786	$3,208,499	$57,738	$-	$10,374,812	$6,606,686	$183,854	$-

CHANGES IN UNITS:
Beginning units	293,951	-	-	-	651,310	-	-	-
Units purchased	608,495	373,009	6,596	-	3,615,786	2,169,173	18,436	-
Units redeemed	(517,692)	(79,058)	(541)	-	(3,228,809)	(1,517,863)	-	-

Ending units	384,754	293,951	6,055	-	1,038,287	651,310	18,436	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	CAF2		GVIDA		NVDBL2		NVDCA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(12,911)	$(3,963)	$(8,436)	$28,779	$(5,654)	$15,135	$(4,716)	$39,146
Realized gain (loss) on investments	52,370	21,753	133,525	30,277	126,629	2,026	6,337	11,233
Change in unrealized gain (loss) on investments	(354,156)	50,168	(278,577)	157,738	(163,403)	18,452	(236,364)	2,827
Reinvested capital gains	300,493	-	-	-	53,825	6,646	144,923	23,054

Net increase (decrease) in contract owners’ equity resulting from operations	(14,204)	67,958	(153,488)	216,794	11,397	42,259	(89,820)	76,260

Equity transactions:
Purchase payments received from contract owners (note 3)	584,819	521,785	334,349	202,958	1,202,505	214,057	1,212,949	1,128,781
Transfers between funds	1,516,925	612,184	(284,465)	6,277,242	1,144,305	1,821,179	(1,476,218)	3,057,306
Redemptions (note 3)	(127,055)	(16,160)	(1,065,979)	(193,721)	(900,064)	(33,004)	(280,786)	(9,263)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,342)	-	(725)	(325)	(9,438)	-	(1,938)	-
Adjustments to maintain reserves	(24)	(49)	(28)	(39)	(40)	(48)	(77)	(765)

Net equity transactions	1,972,323	1,117,760	(1,016,848)	6,286,115	1,437,268	2,002,184	(546,070)	4,176,059

Net change in contract owners’ equity	1,958,119	1,185,718	(1,170,336)	6,502,909	1,448,665	2,044,443	(635,890)	4,252,319
Contract owners’ equity beginning of period	1,272,551	86,833	6,502,909	-	2,044,443	-	4,252,319	-

Contract owners’ equity end of period	$3,230,670	$1,272,551	$5,332,573	$6,502,909	$3,493,108	$2,044,443	$3,616,429	$4,252,319

CHANGES IN UNITS:
Beginning units	98,599	7,357	628,850	-	199,407	-	411,780	-
Units purchased	380,035	132,365	175,382	711,946	978,028	207,788	181,886	457,640
Units redeemed	(234,293)	(41,123)	(275,954)	(83,096)	(831,216)	(8,381)	(235,709)	(45,860)

Ending units	244,341	98,599	528,278	628,850	346,219	199,407	357,957	411,780

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDC		GVIDM		GVDMA		GVDMC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$13,588	$60,569	$289,664	$111,058	$32,941	$40,158	$49,759	$49,653
Realized gain (loss) on investments	(228,294)	3,205	91,978	54,521	86,119	34,413	(183,120)	121,973
Change in unrealized gain (loss) on investments	(311,445)	(208,130)	(2,050,278)	410,820	(473,754)	140,076	(598,520)	(86,625)
Reinvested capital gains	397,247	314,709	1,051,889	-	160,026	-	556,066	180,447

Net increase (decrease) in contract owners’ equity resulting from operations	(128,904)	170,353	(616,747)	576,399	(194,668)	214,647	(175,815)	265,448

Equity transactions:
Purchase payments received from contract owners (note 3)	5,502,346	1,805,261	17,542,818	1,157,952	3,740,185	523,825	3,674,481	462,202
Transfers between funds	(1,360,643)	10,533,817	5,582,873	18,376,557	344,983	7,528,829	176,372	9,744,925
Redemptions (note 3)	(2,943,295)	(2,573,775)	(3,008,511)	(1,801,707)	(1,030,433)	(836,647)	(1,074,403)	(786,787)
Annuity benefits	-	-	(5,028)	(3,365)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(14,025)	(1,859)	(3,706)	(4,375)	(506)	(501)	(5,216)	(189)
Adjustments to maintain reserves	(60)	(71)	(101)	4,204	(100)	(21)	(118)	(2,954)

Net equity transactions	1,184,323	9,763,373	20,108,345	17,729,266	3,054,129	7,215,485	2,771,116	9,417,197

Net change in contract owners’ equity	1,055,419	9,933,726	19,491,598	18,305,665	2,859,461	7,430,132	2,595,301	9,682,645
Contract owners’ equity beginning of period	9,933,726	-	18,305,665	-	7,430,132	-	9,682,645	-

Contract owners’ equity end of period	$10,989,145	$9,933,726	$37,797,263	$18,305,665	$10,289,593	$7,430,132	$12,277,946	$9,682,645

CHANGES IN UNITS:
Beginning units	978,369	-	1,768,302	-	719,794	-	944,676	-
Units purchased	744,877	1,503,218	3,032,607	2,052,034	552,316	832,479	842,640	1,405,359
Units redeemed	(626,450)	(524,849)	(1,077,901)	(283,732)	(253,371)	(112,685)	(569,911)	(460,683)

Ending units	1,096,796	978,369	3,723,008	1,768,302	1,018,739	719,794	1,217,405	944,676

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MCIF		SAM		NVMIG6		GVDIV2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,585	$-	$(1,359)	$(1,641)	$(51,685)	$23,632	$(19,030)	$22,013
Realized gain (loss) on investments	(348,478)	-	-	-	(220,793)	236,804	(115,381)	(45,664)
Change in unrealized gain (loss) on investments	(337,633)	-	-	-	(65,063)	(522,808)	(133,698)	(346,191)
Reinvested capital gains	278,600	-	-	-	217,814	154,938	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(405,926)	-	(1,359)	(1,641)	(119,727)	(107,434)	(268,109)	(369,842)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,457,552	-	-	99,481	826,921	942,531	504,935	455,369
Transfers between funds	1,912,180	-	-	99,532	265,360	(466,129)	58,450	3,871,006
Redemptions (note 3)	(146,392)	-	(46,248)	(159,705)	(521,563)	(518,780)	(420,652)	(301,479)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(58)	(50)	-	-	-	-
Contingent deferred sales charges (note 2)	(376)	-	-	-	(1,264)	(3,238)	(647)	(216)
Adjustments to maintain reserves	(49)	-	1	(4)	(104)	(107)	(169)	408

Net equity transactions	4,222,915	-	(46,305)	39,254	569,350	(45,723)	141,917	4,025,088

Net change in contract owners’ equity	3,816,989	-	(47,664)	37,613	449,623	(153,157)	(126,192)	3,655,246
Contract owners’ equity beginning of period	-	-	108,219	70,606	2,944,411	3,097,568	3,655,246	-

Contract owners’ equity end of period	$3,816,989	$-	$60,555	$108,219	$3,394,034	$2,944,411	$3,529,054	$3,655,246

CHANGES IN UNITS:
Beginning units	-	-	11,504	7,408	224,523	224,855	405,939	-
Units purchased	721,986	-	-	20,965	277,285	308,480	191,432	502,290
Units redeemed	(329,615)	-	(4,982)	(16,869)	(235,804)	(308,812)	(176,266)	(96,351)

Ending units	392,371	-	6,522	11,504	266,004	224,523	421,105	405,939

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMLG2		NVMLV2		NVMMG1		NVMMG2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(60,207)	$(45,960)	$(29,595)	$(19,895)	$(3,525)	$(3,728)	$(102,135)	$(48,824)
Realized gain (loss) on investments	(3,100)	361,430	(137,312)	403,747	10,471	22,861	(596,132)	(102,494)
Change in unrealized gain (loss) on investments	(266,147)	(279,296)	(711,920)	(409,053)	(46,154)	(48,855)	(508,490)	(406,857)
Reinvested capital gains	359,729	291,964	601,753	474,909	36,403	34,269	976,522	342,651

Net increase (decrease) in contract owners’ equity resulting from operations	30,275	328,138	(277,074)	449,708	(2,805)	4,547	(230,235)	(215,524)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,184,794	1,601,368	781,183	1,552,918	-	-	2,043,910	1,049,979
Transfers between funds	(431,894)	544,785	(606,944)	1,249,985	-	(25,000)	1,330,356	1,216,864
Redemptions (note 3)	(268,964)	(374,632)	(325,015)	(174,952)	(18,742)	(21,985)	(443,658)	(153,921)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,285)	(1,860)	(1,818)	(676)	-	-	(2,863)	(843)
Adjustments to maintain reserves	(66)	41	(95)	(114)	(21)	(47)	(145)	(123)

Net equity transactions	482,585	1,769,702	(152,689)	2,627,161	(18,763)	(47,032)	2,927,600	2,111,956

Net change in contract owners’ equity	512,860	2,097,840	(429,763)	3,076,869	(21,568)	(42,485)	2,697,365	1,896,432
Contract owners’ equity beginning of period	4,501,661	2,403,821	5,667,146	2,590,277	257,049	299,534	4,434,759	2,538,327

Contract owners’ equity end of period	$5,014,521	$4,501,661	$5,237,383	$5,667,146	$235,481	$257,049	$7,132,124	$4,434,759

CHANGES IN UNITS:
Beginning units	268,848	153,389	358,216	177,261	11,097	13,265	267,498	155,713
Units purchased	168,175	375,431	115,640	1,066,048	-	-	805,647	808,140
Units redeemed	(142,659)	(259,972)	(125,122)	(885,093)	(771)	(2,168)	(633,372)	(696,355)

Ending units	294,364	268,848	348,734	358,216	10,326	11,097	439,773	267,498

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMMV2		SCGF		SCGF2		SCVF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(21,633)	$4,535	$(44,242)	$(20,140)	$(534)	$-	$(35,212)	$(20,936)
Realized gain (loss) on investments	(510,861)	247,312	(244,968)	(39,076)	(69)	-	(157,228)	(20,969)
Change in unrealized gain (loss) on investments	(333,989)	(624,135)	(111,078)	(37,250)	(3,694)	-	(575,921)	(26,791)
Reinvested capital gains	601,091	1,251,663	347,481	265,989	1,803	-	423,676	292,184

Net increase (decrease) in contract owners’ equity resulting from operations	(265,392)	879,375	(52,807)	169,523	(2,494)	-	(344,685)	223,488

Equity transactions:
Purchase payments received from contract owners (note 3)	967,907	1,272,682	573,426	181,613	316,482	-	580,224	369,840
Transfers between funds	(2,648,179)	2,064,590	417,261	2,188,420	-	-	(846,881)	4,611,480
Redemptions (note 3)	(571,423)	(498,778)	(203,836)	(74,566)	-	-	(585,972)	(235,486)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,465)	(2,409)	(2,527)	(31)	-	-	(873)	(199)
Adjustments to maintain reserves	(131)	(66)	(65)	(274)	(3)	-	(95)	(87)

Net equity transactions	(2,256,291)	2,836,019	784,259	2,295,162	316,479	-	(853,597)	4,745,548

Net change in contract owners’ equity	(2,521,683)	3,715,394	731,452	2,464,685	313,985	-	(1,198,282)	4,969,036
Contract owners’ equity beginning of period	8,764,471	5,049,077	2,464,685	-	-	-	4,969,036	-

Contract owners’ equity end of period	$6,242,788	$8,764,471	$3,196,137	$2,464,685	$313,985	$-	$3,770,754	$4,969,036

CHANGES IN UNITS:
Beginning units	475,679	314,354	223,672	-	-	-	462,116	-
Units purchased	208,865	1,206,132	371,235	299,921	40,036	-	246,104	578,492
Units redeemed	(330,172)	(1,044,807)	(302,459)	(76,249)	(4,940)	-	(328,871)	(116,376)

Ending units	354,372	475,679	292,448	223,672	35,096	-	379,349	462,116

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCVF2		SCF		SCF2		MSBF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$486	$-	$(32,945)	$(25,050)	$(47)	$-	$13,840	$53,940
Realized gain (loss) on investments	-	-	(141,954)	(208,924)	(2)	-	(186,906)	34,227
Change in unrealized gain (loss) on investments	(73)	-	(218,549)	(94,816)	(2,002)	-	(34,564)	(93,446)
Reinvested capital gains	-	-	310,832	500,313	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	413	-	(82,616)	171,523	(2,051)	-	(207,630)	(5,279)

Equity transactions:
Purchase payments received from contract owners (note 3)	227,923	-	166,246	342,063	116,931	-	973,929	800,394
Transfers between funds	-	-	(319,755)	2,965,010	-	-	252,049	2,491,666
Redemptions (note 3)	-	-	(320,647)	(124,500)	-	-	(382,604)	(88,261)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(1,249)	(234)	-	-	(1,820)	(9)
Adjustments to maintain reserves	(6)	-	(110)	(111)	7	-	(86)	(51)

Net equity transactions	227,917	-	(475,515)	3,182,228	116,938	-	841,468	3,203,739

Net change in contract owners’ equity	228,330	-	(558,131)	3,353,751	114,887	-	633,838	3,198,460
Contract owners’ equity beginning of period	-	-	3,353,751	-	-	-	3,639,274	440,814

Contract owners’ equity end of period	$228,330	$-	$2,795,620	$3,353,751	$114,887	$-	$4,273,112	$3,639,274

CHANGES IN UNITS:
Beginning units	-	-	320,570	-	-	-	372,253	46,071
Units purchased	32,776	-	65,656	515,404	12,554	-	720,415	535,715
Units redeemed	(8,019)	-	(111,937)	(194,834)	-	-	(635,934)	(209,533)

Ending units	24,757	-	274,289	320,570	12,554	-	456,734	372,253

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVSTB2		NVOLG2		NVTIV3		EIF2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$34,570	$(20,459)	$477	$-	$4,199	$-	$(171)	$-
Realized gain (loss) on investments	(76,971)	1,961	92	-	(12)	-	(7)	-
Change in unrealized gain (loss) on investments	(108,737)	(44,286)	619	-	(7,006)	-	(4,680)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(151,138)	(62,784)	1,188	-	(2,819)	-	(4,858)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,961,990	2,232,066	382,817	-	271,474	-	134,404	-
Transfers between funds	(1,815,425)	1,756,691	(1,794)	-	-	-	90,000	-
Redemptions (note 3)	(997,085)	(579,633)	(3,302)	-	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,986)	(784)	-	-	-	-	-	-
Adjustments to maintain reserves	(115)	(13)	5	-	(6)	-	(6)	-

Net equity transactions	(855,621)	3,408,327	377,726	-	271,468	-	224,398	-

Net change in contract owners’ equity	(1,006,759)	3,345,543	378,914	-	268,649	-	219,540	-
Contract owners’ equity beginning of period	10,060,290	6,714,747	-	-	-	-	-	-

Contract owners’ equity end of period	$9,053,531	$10,060,290	$378,914	$-	$268,649	$-	$219,540	$-

CHANGES IN UNITS:
Beginning units	1,017,668	670,646	-	-	-	-	-	-
Units purchased	753,722	1,250,748	39,054	-	41,793	-	23,928	-
Units redeemed	(842,675)	(903,726)	(512)	-	(11,591)	-	-	-

Ending units	928,715	1,017,668	38,542	-	30,202	-	23,928	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVRE2		NVMM2		NVLM2		NVLCA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$6,628	$80,821	$(3,387,837)	$(3,087,139)	$16,988	$6,151	$6,222	$(1,919)
Realized gain (loss) on investments	(42,161)	(933,242)	-	-	46,454	26,993	3,172	63,794
Change in unrealized gain (loss) on investments	(448,895)	90,467	-	-	(343,784)	(107,048)	(151,853)	(117,439)
Reinvested capital gains	246,065	1,021,844	-	-	81,755	64,444	73,536	55,367

Net increase (decrease) in contract owners’ equity resulting from operations	(238,363)	259,890	(3,387,837)	(3,087,139)	(198,587)	(9,460)	(68,923)	(197)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,065,301	576,961	109,109,120	98,669,021	501,348	3,170,666	597,432	942,883
Transfers between funds	(2,779,127)	3,708,460	(23,437,021)	13,537,632	(30,182)	178,423	(452,774)	151,324
Redemptions (note 3)	(220,965)	(196,736)	(70,239,471)	(51,647,961)	(208,418)	(75,191)	(123,380)	(278,868)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,067)	(257)	(461,438)	(194,940)	(13)	-	(1,808)	(14)
Adjustments to maintain reserves	(100)	(53)	(271)	(232)	(45)	(27)	(63)	(1)

Net equity transactions	(1,936,958)	4,088,375	14,970,919	60,363,520	262,690	3,273,871	19,407	815,324

Net change in contract owners’ equity	(2,175,321)	4,348,265	11,583,082	57,276,381	64,103	3,264,411	(49,516)	815,127
Contract owners’ equity beginning of period	4,493,910	145,645	206,063,496	148,787,115	6,027,930	2,763,519	1,632,666	817,539

Contract owners’ equity end of period	$2,318,589	$4,493,910	$217,646,578	$206,063,496	$6,092,033	$6,027,930	$1,583,150	$1,632,666

CHANGES IN UNITS:
Beginning units	380,236	15,642	22,120,520	15,784,398	520,306	239,471	136,378	69,366
Units purchased	652,579	892,513	210,942,301	194,611,134	66,886	300,560	55,805	113,639
Units redeemed	(821,475)	(527,919)	(209,357,322)	(188,275,012)	(44,306)	(19,725)	(53,519)	(46,627)

Ending units	211,340	380,236	23,705,499	22,120,520	542,886	520,306	138,664	136,378

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NCPG2		NCPGI2		IDPG2		IDPGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,857	$8,762	$(4,144)	$15,162	$4,691	$3,519	$6,757	$2,958
Realized gain (loss) on investments	(10,459)	8,010	(44,483)	5,474	873	594	(5,193)	1
Change in unrealized gain (loss) on investments	(106,348)	(34,236)	(38,985)	(40,134)	(69,308)	(135)	(30,860)	(4,803)
Reinvested capital gains	-	10,163	-	16,459	-	417	-	425

Net increase (decrease) in contract owners’ equity resulting from operations	(114,950)	(7,301)	(87,612)	(3,039)	(63,744)	4,395	(29,296)	(1,419)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,333,819	162,782	893,009	991,753	413,687	396,243	692,991	321,392
Transfers between funds	(37,849)	432,561	(136,354)	984	344,880	115,843	44,754	(21)
Redemptions (note 3)	(73,857)	(10,623)	(401,259)	(12,838)	(32,159)	(7,763)	(36,949)	(7,525)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,684)	-	(224)	-	-	-	(1,343)	-
Adjustments to maintain reserves	(16)	(7)	(23)	(27)	(23)	(3)	(19)	10

Net equity transactions	1,218,413	584,713	355,149	979,872	726,385	504,320	699,434	313,856

Net change in contract owners’ equity	1,103,463	577,412	267,537	976,833	662,641	508,715	670,138	312,437
Contract owners’ equity beginning of period	583,458	6,046	976,833	-	513,588	4,873	324,369	11,932

Contract owners’ equity end of period	$1,686,921	$583,458	$1,244,370	$976,833	$1,176,229	$513,588	$994,507	$324,369

CHANGES IN UNITS:
Beginning units	56,671	584	94,519	-	49,734	472	31,338	1,163
Units purchased	139,879	94,909	104,584	109,395	84,445	54,260	73,545	30,909
Units redeemed	(21,221)	(38,822)	(71,179)	(14,876)	(14,138)	(4,998)	(4,428)	(734)

Ending units	175,329	56,671	127,924	94,519	120,041	49,734	100,455	31,338

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVSIX2		GVEX1		NVMGA2		NBARMS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(6,395)	$-	$343,375	$-	$(855)	$-	$(2,627)	$-
Realized gain (loss) on investments	(499,726)	-	(718,994)	-	7	-	(17,339)	-
Change in unrealized gain (loss) on investments	(141,178)	-	(269,237)	-	(1,589)	-	(4,873)	-
Reinvested capital gains	268,644	-	188,742	-	-	-	2,939	-

Net increase (decrease) in contract owners’ equity resulting from operations	(378,655)	-	(456,114)	-	(2,437)	-	(21,900)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,339,563	-	11,206,621	-	304,606	-	200,597	-
Transfers between funds	1,797,420	-	19,147,267	-	646	-	809,982	-
Redemptions (note 3)	(89,549)	-	(708,583)	-	-	-	(626,197)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(512)	-	(2,795)	-	-	-	-	-
Adjustments to maintain reserves	(54)	-	(78)	-	4	-	-	-

Net equity transactions	3,046,868	-	29,642,432	-	305,256	-	384,382	-

Net change in contract owners’ equity	2,668,213	-	29,186,318	-	302,819	-	362,482	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$2,668,213	$-	$29,186,318	$-	$302,819	$-	$362,482	$-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	647,471	-	5,016,199	-	46,082	-	110,369	-
Units redeemed	(368,701)	-	(2,125,198)	-	(13,475)	-	(71,796)	-

Ending units	278,770	-	2,891,001	-	32,607	-	38,573	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NO7TB		NOVMH2		NOVPI2		NOTBBA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(21,995)	$(11,410)	$452,729	$(44,783)	$54,609	$166,074	$(212,644)	$(117,294)
Realized gain (loss) on investments	(68,808)	5,138	278,457	(24,159)	(231,017)	191,652	81,067	79,406
Change in unrealized gain (loss) on investments	(86,690)	(65,346)	(1,719,100)	293,134	(210,545)	(754,582)	(734,915)	(37,233)
Reinvested capital gains	-	3,121	-	-	-	155,571	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(177,493)	(68,497)	(987,914)	224,192	(386,953)	(241,285)	(866,492)	(75,121)

Equity transactions:
Purchase payments received from contract owners (note 3)	561,731	910,174	3,618,266	1,437,087	1,665,359	4,533,227	4,880,570	7,751,882
Transfers between funds	(313,413)	1,060,124	119,893	(303,050)	(1,837,211)	(6,828,684)	217,802	(2,163,734)
Redemptions (note 3)	(337,469)	(15,966)	(206,215)	(175,283)	(1,321,343)	(1,167,506)	(1,143,029)	(492,804)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8)	(7)	(2,009)	(4,386)	(17,805)	(5,280)	(210)	(192)
Adjustments to maintain reserves	(40)	(25)	(141)	(104)	(108)	(88)	(75)	(61)

Net equity transactions	(89,199)	1,954,300	3,529,794	954,264	(1,511,108)	(3,468,331)	3,955,058	5,095,091

Net change in contract owners’ equity	(266,692)	1,885,803	2,541,880	1,178,456	(1,898,061)	(3,709,616)	3,088,566	5,019,970
Contract owners’ equity beginning of period	1,885,803	-	3,664,471	2,486,015	10,392,864	14,102,480	15,673,245	10,653,275

Contract owners’ equity end of period	$1,619,111	$1,885,803	$6,206,351	$3,664,471	$8,494,803	$10,392,864	$18,761,811	$15,673,245

CHANGES IN UNITS:
Beginning units	189,690	-	352,793	253,002	1,016,921	1,343,033	1,627,839	1,102,338
Units purchased	89,564	232,945	595,178	192,237	224,655	896,380	866,881	1,309,117
Units redeemed	(100,708)	(43,255)	(297,704)	(92,446)	(374,749)	(1,222,492)	(451,799)	(783,616)

Ending units	178,546	189,690	650,267	352,793	866,827	1,016,921	2,042,921	1,627,839

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMUBA		PMVSTA		ALVBWB		ACVIG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$70,246	$(6,738)	$83	$-	$8,115	$9,224	$44,258	$-
Realized gain (loss) on investments	(20,412)	17,897	(3)	-	(97,115)	44,505	(195,917)	-
Change in unrealized gain (loss) on investments	(197,732)	(8,977)	(261)	-	(43,700)	(150,421)	(247,666)	-
Reinvested capital gains	1,008	-	72	-	138,860	203,668	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(146,890)	2,182	(109)	-	6,160	106,976	(399,325)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	798,576	2,162,806	149,625	-	6,146	113,620	1,127,635	-
Transfers between funds	(260,791)	2,147,745	-	-	(105,459)	977,914	8,929,778	-
Redemptions (note 3)	(256,307)	(820,913)	(1,037)	-	(210,253)	(567,910)	(211,206)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(100)	-	-	-	(100)	(3,687)	(1,470)	-
Adjustments to maintain reserves	(328)	(220)	(23)	-	(50)	(16)	(84)	-

Net equity transactions	281,050	3,489,418	148,565	-	(309,716)	519,921	9,844,653	-

Net change in contract owners’ equity	134,160	3,491,600	148,456	-	(303,556)	626,897	9,445,328	-
Contract owners’ equity beginning of period	3,767,064	275,464	-	-	1,884,398	1,257,501	-	-

Contract owners’ equity end of period	$3,901,224	$3,767,064	$148,456	$-	$1,580,842	$1,884,398	$9,445,328	$-

CHANGES IN UNITS:
Beginning units	374,575	27,734	-	-	153,152	107,843	-	-
Units purchased	265,888	706,408	15,063	-	42,715	143,133	1,338,378	-
Units redeemed	(239,043)	(359,567)	(104)	-	(67,070)	(97,824)	(315,651)	-

Ending units	401,420	374,575	14,959	-	128,797	153,152	1,022,727	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVIP2		ACVU1		ACVV		DVMCSS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$37,590	$(9,469)	$(5,019)	$-	$62,798	$-	$(25,217)	$(4,558)
Realized gain (loss) on investments	(70,045)	(542,169)	(661)	-	(123,101)	-	(130,137)	1,719
Change in unrealized gain (loss) on investments	(387,542)	392,255	(21,431)	-	(295,186)	-	(193,533)	9,226
Reinvested capital gains	-	163,231	-	-	-	-	220,448	-

Net increase (decrease) in contract owners’ equity resulting from operations	(419,997)	3,848	(27,111)	-	(355,489)	-	(128,439)	6,387

Equity transactions:
Purchase payments received from contract owners (note 3)	1,801,665	5,267,402	81	-	310,120	-	1,126,023	871,778
Transfers between funds	(745,068)	(593,943)	1,158,258	-	16,069,775	-	526,792	303,876
Redemptions (note 3)	(1,039,116)	(801,371)	(13,892)	-	(529,824)	-	(88,009)	(17,905)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,967)	(1,271)	(1)	-	(2,449)	-	(925)	(632)
Adjustments to maintain reserves	(166)	(148)	(16)	-	(69)	-	(45)	(37)

Net equity transactions	14,348	3,870,669	1,144,430	-	15,847,553	-	1,563,836	1,157,080

Net change in contract owners’ equity	(405,649)	3,874,517	1,117,319	-	15,492,064	-	1,435,397	1,163,467
Contract owners’ equity beginning of period	10,389,097	6,514,580	-	-	-	-	1,163,467	-

Contract owners’ equity end of period	$9,983,448	$10,389,097	$1,117,319	$-	$15,492,064	$-	$2,598,864	$1,163,467

CHANGES IN UNITS:
Beginning units	1,010,075	642,753	-	-	-	-	107,020	-
Units purchased	293,771	1,011,275	115,521	-	1,872,310	-	286,050	115,751
Units redeemed	(293,397)	(643,953)	(3,455)	-	(219,743)	-	(144,032)	(8,731)

Ending units	1,010,449	1,010,075	112,066	-	1,652,567	-	249,038	107,020

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FQB		FC2		FAM2		FB2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$130	$127	$(9,885)	$-	$(2,392)	$(2,746)	$1,298	$-
Realized gain (loss) on investments	1	2	(15,920)	-	(56,777)	194,617	81	-
Change in unrealized gain (loss) on investments	(209)	(3)	(266,895)	-	(95,102)	(212,121)	(2,815)	-
Reinvested capital gains	-	-	53,472	-	125,009	89,523	511	-

Net increase (decrease) in contract owners’ equity resulting from operations	(78)	126	(239,228)	-	(29,262)	69,273	(925)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	5,759	-	47,556	2,490	235,518	-
Transfers between funds	-	-	7,741,448	-	(85,052)	390,824	(4,912)	-
Redemptions (note 3)	-	-	(685,439)	-	(264,368)	(530,064)	(128)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(8)	(8)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(23)	-	(1,061)	-	-	-
Adjustments to maintain reserves	(11)	7	(30)	-	(48)	(68)	-	-

Net equity transactions	(19)	(1)	7,061,715	-	(302,973)	(136,818)	230,478	-

Net change in contract owners’ equity	(97)	125	6,822,487	-	(332,235)	(67,545)	229,553	-
Contract owners’ equity beginning of period	5,241	5,116	-	-	1,844,933	1,912,478	-	-

Contract owners’ equity end of period	$5,144	$5,241	$6,822,487	$-	$1,512,698	$1,844,933	$229,553	$-

CHANGES IN UNITS:
Beginning units	301	301	-	-	155,125	167,158	-	-
Units purchased	(1)	-	821,289	-	46,572	151,413	24,230	-
Units redeemed	-	-	(116,838)	-	(71,935)	(163,446)	(530)	-

Ending units	300	301	704,451	-	129,762	155,125	23,700	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FEI2		FG2		FHI2		FTVIS2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$222,831	$-	$(227,250)	$-	$223,391	$-	$395,399	$365,580
Realized gain (loss) on investments	(188,972)	-	60,805	-	(98,979)	-	(644,818)	1,591
Change in unrealized gain (loss) on investments	(1,204,939)	-	1,198,479	-	(534,162)	-	(914,607)	(553,292)
Reinvested capital gains	75,414	-	29,309	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,095,666)	-	1,061,343	-	(409,750)	-	(1,164,026)	(186,121)

Equity transactions:
Purchase payments received from contract owners (note 3)	929,164	-	3,283,204	-	427,882	-	3,841,107	4,337,042
Transfers between funds	13,564,394	-	43,444,135	-	4,336,115	-	(2,774,620)	7,078,377
Redemptions (note 3)	(1,467,321)	-	(1,376,991)	-	(369,102)	-	(1,223,002)	(792,775)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(40,959)	-	(18,358)	-	(979)	-	(16,756)	(1,046)
Adjustments to maintain reserves	(92)	-	37	-	(16)	-	(160)	(132)

Net equity transactions	12,985,186	-	45,332,027	-	4,393,900	-	(173,431)	10,621,466

Net change in contract owners’ equity	11,889,520	-	46,393,370	-	3,984,150	-	(1,337,457)	10,435,345
Contract owners’ equity beginning of period	-	-	-	-	-	-	13,052,206	2,616,861

Contract owners’ equity end of period	$11,889,520	$-	$46,393,370	$-	$3,984,150	$-	$11,714,749	$13,052,206

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	1,200,924	248,403
Units purchased	1,935,332	-	5,099,158	-	1,095,075	-	724,422	2,136,470
Units redeemed	(653,480)	-	(580,050)	-	(657,272)	-	(743,352)	(1,183,949)

Ending units	1,281,852	-	4,519,108	-	437,803	-	1,181,994	1,200,924

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVMD2		FTVGI2		FTVFA2		SBVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$72,641	$31,714	$4,928	$-	$71,441	$82,614	$3,221	$8,644
Realized gain (loss) on investments	(132,468)	124,329	(21,235)	-	144,310	(403,689)	4,262	34,662
Change in unrealized gain (loss) on investments	(554,794)	(417,118)	(41,843)	-	(564,314)	353,639	(169,893)	251
Reinvested capital gains	295,540	253,853	1,148	-	7,310	4,807	79,573	148,678

Net increase (decrease) in contract owners’ equity resulting from operations	(319,081)	(7,222)	(57,002)	-	(341,253)	37,371	(82,837)	192,235

Equity transactions:
Purchase payments received from contract owners (note 3)	1,428,382	1,427,587	2,765,117	-	282,412	1,175,763	-	-
Transfers between funds	622,411	(1,653,734)	541,522	-	(1,983,748)	(886,044)	-	(99,530)
Redemptions (note 3)	(381,138)	(236,377)	(31,106)	-	(289,656)	(377,435)	(20,239)	(213,621)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(965)	(1,082)
Contingent deferred sales charges (note 2)	(3,167)	(3)	(29)	-	(65)	(282)	-	-
Adjustments to maintain reserves	(97)	(114)	(57)	-	(84)	(37)	1	(11)

Net equity transactions	1,666,391	(462,641)	3,275,447	-	(1,991,141)	(88,035)	(21,203)	(314,244)

Net change in contract owners’ equity	1,347,310	(469,863)	3,218,445	-	(2,332,394)	(50,664)	(104,040)	(122,009)
Contract owners’ equity beginning of period	3,991,939	4,461,802	-	-	6,223,331	6,273,995	2,016,515	2,138,524

Contract owners’ equity end of period	$5,339,249	$3,991,939	$3,218,445	$-	$3,890,937	$6,223,331	$1,912,475	$2,016,515

CHANGES IN UNITS:
Beginning units	336,122	390,390	-	-	435,151	444,351	142,858	167,040
Units purchased	275,342	439,180	395,682	-	37,792	192,874	-	-
Units redeemed	(137,847)	(493,448)	(53,284)	-	(178,861)	(202,074)	(1,533)	(24,182)

Ending units	473,617	336,122	342,398	-	294,082	435,151	141,325	142,858

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SBVSG2		LPWHY2		OVIGS		OVGSS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(187)	$-	$104,456	$(13,762)	$(607)	$-	$(7,219)	$(13,454)
Realized gain (loss) on investments	7	-	(110,958)	268,939	5	-	(370,835)	44,628
Change in unrealized gain (loss) on investments	73	-	(171,726)	156,563	2,742	-	(120,369)	(91,191)
Reinvested capital gains	560	-	-	-	-	-	372,613	89,626

Net increase (decrease) in contract owners’ equity resulting from operations	453	-	(178,228)	411,740	2,140	-	(125,810)	29,609

Equity transactions:
Purchase payments received from contract owners (note 3)	126,367	-	1,130,730	1,121,957	353,575	-	1,398,114	1,050,585
Transfers between funds	3,658	-	(403,577)	(13,087,872)	4,000	-	1,919,606	536,231
Redemptions (note 3)	(148)	-	(94,673)	(841,815)	-	-	(326,743)	(221,044)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(861)	(4,801)	-	-	(3,817)	(2,489)
Adjustments to maintain reserves	(3)	-	(67)	(92)	(3)	-	(70)	(45)

Net equity transactions	129,874	-	631,552	(12,812,623)	357,572	-	2,987,090	1,363,238

Net change in contract owners’ equity	130,327	-	453,324	(12,400,883)	359,712	-	2,861,280	1,392,847
Contract owners’ equity beginning of period	-	-	1,836,652	14,237,535	-	-	2,774,030	1,381,183

Contract owners’ equity end of period	$130,327	$-	$2,289,976	$1,836,652	$359,712	$-	$5,635,310	$2,774,030

CHANGES IN UNITS:
Beginning units	-	-	189,589	1,421,771	-	-	241,225	120,749
Units purchased	13,918	-	190,148	906,125	45,502	-	884,462	336,996
Units redeemed	(16)	-	(124,414)	(2,138,307)	(7,744)	-	(644,785)	(216,520)

Ending units	13,902	-	255,323	189,589	37,758	-	480,902	241,225

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVSCS		PMVAAD		PMVFAD		PMVLAD
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(817)	$-	$115,329	$410,310	$(2,154)	$13,958	$443,356	$(74,046)
Realized gain (loss) on investments	(52)	-	(554,292)	(166,337)	(163,861)	43,927	(83,237)	121,515
Change in unrealized gain (loss) on investments	(6,675)	-	(415,751)	(363,895)	(42,194)	(72,094)	(579,222)	(160,449)
Reinvested capital gains	-	-	-	-	4,697	5,941	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,544)	-	(854,714)	(119,922)	(203,512)	(8,268)	(219,103)	(112,980)

Equity transactions:
Purchase payments received from contract owners (note 3)	510,863	-	520,260	1,639,712	382,169	1,248,542	2,920,304	2,871,849
Transfers between funds	(15,438)	-	(3,292,460)	(64,843)	(332,438)	(822,457)	10,818,423	(1,891,554)
Redemptions (note 3)	(80)	-	(734,497)	(1,419,298)	(121,413)	(272,268)	(1,719,249)	(1,089,993)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(1,069)	(2,780)	(89)	(443)	(7,625)	(3,662)
Adjustments to maintain reserves	14	-	(73)	(131)	(168)	(111)	(1,759)	(450)

Net equity transactions	495,359	-	(3,507,839)	152,660	(71,939)	153,263	12,010,094	(113,810)

Net change in contract owners’ equity	487,815	-	(4,362,553)	32,738	(275,451)	144,995	11,790,991	(226,790)
Contract owners’ equity beginning of period	-	-	10,988,167	10,955,429	2,061,161	1,916,166	13,853,449	14,080,239

Contract owners’ equity end of period	$487,815	$-	$6,625,614	$10,988,167	$1,785,710	$2,061,161	$25,644,440	$13,853,449

CHANGES IN UNITS:
Beginning units	-	-	1,048,624	1,033,371	188,653	172,093	1,393,573	1,403,301
Units purchased	70,456	-	172,115	781,571	121,734	337,810	4,297,423	1,580,125
Units redeemed	(15,963)	-	(514,050)	(766,318)	(131,470)	(321,250)	(3,084,600)	(1,589,853)

Ending units	54,493	-	706,689	1,048,624	178,917	188,653	2,606,396	1,393,573

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVTRD		PMVRSD		PMVEBD		PMVGBD
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$629,425	$85,877	$45,519	$(25,837)	$121,571	$175,964	$13,532	$52,720
Realized gain (loss) on investments	(103,500)	(298,564)	(163,681)	(51,380)	(360,474)	(204,900)	(240,448)	(399,439)
Change in unrealized gain (loss) on investments	(947,216)	673,085	(390,018)	(418,254)	81,954	(69,312)	(156,499)	119,314
Reinvested capital gains	198,165	-	-	-	14,736	83,395	-	203,308

Net increase (decrease) in contract owners’ equity resulting from operations	(223,126)	460,398	(508,180)	(495,471)	(142,213)	(14,853)	(383,415)	(24,097)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,038,536	2,290,588	262,773	792,213	145,410	681,570	1,425,591	3,081,156
Transfers between funds	2,506,528	(5,487,733)	120,288	(254,892)	(1,439,527)	258,073	(1,001,883)	(747,316)
Redemptions (note 3)	(2,362,605)	(2,132,764)	(61,247)	(226,297)	(243,973)	(631,561)	(334,861)	(768,440)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,328)	(8,897)	(17)	(3,508)	(689)	(6,066)	(1,323)	(1,318)
Adjustments to maintain reserves	(2,420)	(1,182)	(76)	(82)	(481)	(332)	(492)	(438)

Net equity transactions	4,171,711	(5,339,988)	321,721	307,434	(1,539,260)	301,684	87,032	1,563,644

Net change in contract owners’ equity	3,948,585	(4,879,590)	(186,459)	(188,037)	(1,681,473)	286,831	(296,383)	1,539,547
Contract owners’ equity beginning of period	15,071,151	19,950,741	1,610,927	1,798,964	4,181,911	3,895,080	6,776,960	5,237,413

Contract owners’ equity end of period	$19,019,736	$15,071,151	$1,424,468	$1,610,927	$2,500,438	$4,181,911	$6,480,577	$6,776,960

CHANGES IN UNITS:
Beginning units	1,414,783	1,920,626	207,140	185,582	355,130	330,217	618,483	479,981
Units purchased	2,463,817	2,152,568	99,806	196,616	139,097	612,893	303,744	638,424
Units redeemed	(2,072,608)	(2,658,411)	(56,761)	(175,058)	(272,958)	(587,980)	(296,164)	(499,922)

Ending units	1,805,992	1,414,783	250,185	207,140	221,269	355,130	626,063	618,483

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVHYD		PIVEM2		PIHYB2		PVEIB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,092,808	$1,213,484	$18,514	$(9,428)	$15,824	$22,522	$(549)	$-
Realized gain (loss) on investments	(1,850,337)	(32,239)	(91,085)	(23,129)	(19,588)	(4,923)	17	-
Change in unrealized gain (loss) on investments	(710,489)	(539,192)	(153,171)	(91,466)	(32,935)	(52,996)	578	-
Reinvested capital gains	258,658	-	100,979	4,294	17,969	29,779	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,209,360)	642,053	(124,763)	(119,729)	(18,730)	(5,618)	46	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,239,605	2,151,744	21,870	4,604	3,152	24	489,680	-
Transfers between funds	6,721,575	(24,604,376)	17,898	(668,810)	(97,734)	(151,693)	-	-
Redemptions (note 3)	(3,795,982)	(4,117,868)	(33,980)	(17,314)	(109,669)	(30,719)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(20,525)	(17,860)	(1)	(16)	-	(94)	-	-
Adjustments to maintain reserves	(11,560)	3,594	(35)	(30)	(78)	(32)	(6)	-

Net equity transactions	4,133,113	(26,584,766)	5,752	(681,566)	(204,329)	(182,514)	489,674	-

Net change in contract owners’ equity	2,923,753	(25,942,713)	(119,011)	(801,295)	(223,059)	(188,132)	489,720	-
Contract owners’ equity beginning of period	14,193,525	40,136,238	594,884	1,396,179	619,568	807,700	-	-

Contract owners’ equity end of period	$17,117,278	$14,193,525	$475,873	$594,884	$396,509	$619,568	$489,720	$-

CHANGES IN UNITS:
Beginning units	1,105,129	3,173,122	77,131	156,684	45,927	59,331	-	-
Units purchased	7,212,594	5,171,781	81,586	361,346	236	637	70,959	-
Units redeemed	(6,942,282)	(7,239,774)	(84,635)	(440,899)	(13,898)	(14,041)	(18,843)	-

Ending units	1,375,441	1,105,129	74,082	77,131	32,265	45,927	52,116	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AVIE2		PROUSN		PROAHY		PROA30
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(48)	$-	$(36,153)	$(14,871)	$65,857	$2,518,932	$(25,929)	$(35,326)
Realized gain (loss) on investments	-	-	(641,770)	(558,465)	(2,331,119)	(2,369,880)	(324,966)	5,528
Change in unrealized gain (loss) on investments	1,109	-	2,768	14,426	(284,083)	(1,477,742)	16,818	(81,248)
Reinvested capital gains	-	-	-	-	1,145,686	1,094,952	118,619	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,061	-	(675,155)	(558,910)	(1,403,659)	(233,738)	(215,458)	(111,046)

Equity transactions:
Purchase payments received from contract owners (note 3)	79,972	-	33,859	33,740	2,832,663	2,124,063	406,025	329,636
Transfers between funds	-	-	803,233	805,976	4,649,230	(77,620,796)	1,034,909	(1,515,523)
Redemptions (note 3)	-	-	(274,133)	(164,344)	(7,482,191)	(7,996,643)	(387,215)	(41,611)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(6,211)	(8,555)	(17,162)	(57,998)	(4,404)	(86)
Adjustments to maintain reserves	9	-	(43)	(27)	(109)	(92)	(54)	(63)

Net equity transactions	79,981	-	556,705	666,790	(17,569)	(83,551,466)	1,049,261	(1,227,647)

Net change in contract owners’ equity	81,042	-	(118,450)	107,880	(1,421,228)	(83,785,204)	833,803	(1,338,693)
Contract owners’ equity beginning of period	-	-	535,542	427,662	7,265,745	91,050,949	1,382,202	2,720,895

Contract owners’ equity end of period	$81,042	$-	$417,092	$535,542	$5,844,517	$7,265,745	$2,216,005	$1,382,202

CHANGES IN UNITS:
Beginning units	-	-	473,189	238,140	536,044	6,759,648	139,150	264,312
Units purchased	15,109	-	117,351,283	32,601,531	10,781,635	9,161,420	1,627,128	2,471,023
Units redeemed	(6,373)	-	(117,318,750)	(32,366,482)	(10,879,480)	(15,385,024)	(1,515,659)	(2,596,185)

Ending units	8,736	-	505,722	473,189	438,199	536,044	250,619	139,150

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PROBNK		PROBM		PROBR		PROBIO
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(17,974)	$(24,535)	$(15,542)	$(28,963)	$(20,853)	$(26,355)	$(157,475)	$(130,136)
Realized gain (loss) on investments	(46,866)	37,551	(177,035)	332,673	(781,426)	(657,661)	668,095	1,312,915
Change in unrealized gain (loss) on investments	(84,728)	(41,554)	(30,685)	(229,635)	68,601	(18,823)	(812,685)	(122,579)
Reinvested capital gains	-	-	-	-	-	-	359,599	419,243

Net increase (decrease) in contract owners’ equity resulting from operations	(149,568)	(28,538)	(223,262)	74,075	(733,678)	(702,839)	57,534	1,479,443

Equity transactions:
Purchase payments received from contract owners (note 3)	489,297	231,686	209,665	2,024,165	22,123	48,037	1,958,115	2,118,220
Transfers between funds	795,109	(523,737)	(767,787)	(2,248,769)	744,541	637,407	(6,497,616)	2,344,662
Redemptions (note 3)	(226,336)	(122,576)	(44,259)	(433,160)	(741,337)	(42,226)	(633,858)	(680,653)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,067)	(1,265)	(107)	(2,298)	(527)	(505)	(5,719)	(4,774)
Adjustments to maintain reserves	(67)	(49)	(40)	(77)	(38)	(43)	(194)	(129)

Net equity transactions	1,054,936	(415,941)	(602,528)	(660,139)	24,762	642,670	(5,179,272)	3,777,326

Net change in contract owners’ equity	905,368	(444,479)	(825,790)	(586,064)	(708,916)	(60,169)	(5,121,738)	5,256,769
Contract owners’ equity beginning of period	1,188,941	1,633,420	1,933,798	2,519,862	1,502,426	1,562,595	12,338,212	7,081,443

Contract owners’ equity end of period	$2,094,309	$1,188,941	$1,108,008	$1,933,798	$793,510	$1,502,426	$7,216,474	$12,338,212

CHANGES IN UNITS:
Beginning units	85,417	126,901	202,526	262,357	375,099	327,711	449,535	330,278
Units purchased	460,512	534,493	192,886	1,730,344	12,663,360	4,750,744	585,413	932,200
Units redeemed	(392,150)	(575,977)	(258,486)	(1,790,175)	(12,828,051)	(4,703,356)	(775,475)	(812,943)

Ending units	153,779	85,417	136,926	202,526	210,408	375,099	259,473	449,535

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PROBL		PROCG		PROCS		PROEM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(202,579)	$(233,469)	$(47,529)	$(27,976)	$(146,622)	$(46,841)	$8,314	$(101,360)
Realized gain (loss) on investments	(2,504,751)	923,278	275,149	264,478	(742,697)	89,858	(699,200)	(43,477)
Change in unrealized gain (loss) on investments	(165,545)	(182,080)	(349,647)	348,126	(495,612)	70,595	(20,811)	(35,336)
Reinvested capital gains	210,981	651,704	-	-	1,322,982	1,631	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,661,894)	1,159,433	(122,027)	584,628	(61,949)	115,243	(711,697)	(180,173)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,844,768	1,316,257	1,325,753	775,864	2,287,500	783,241	662,580	1,381,635
Transfers between funds	(9,978,567)	29,708,907	(3,177,266)	6,984,808	(5,140,084)	4,629,582	(738,002)	(828,211)
Redemptions (note 3)	(3,344,362)	(3,063,589)	(263,620)	(558,389)	(501,599)	(226,701)	(604,482)	(965,545)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,671)	(26,347)	(527)	(2,363)	(1,544)	(411)	(1,187)	(547)
Adjustments to maintain reserves	(87)	(4)	(144)	(69)	(154)	(104)	(72)	(95)

Net equity transactions	(11,485,919)	27,935,224	(2,115,804)	7,199,851	(3,355,881)	5,185,607	(681,163)	(412,763)

Net change in contract owners’ equity	(14,147,813)	29,094,657	(2,237,831)	7,784,479	(3,417,830)	5,300,850	(1,392,860)	(592,936)
Contract owners’ equity beginning of period	39,528,358	10,433,701	9,185,663	1,401,184	10,408,997	5,108,147	2,987,574	3,580,510

Contract owners’ equity end of period	$25,380,545	$39,528,358	$6,947,832	$9,185,663	$6,991,167	$10,408,997	$1,594,714	$2,987,574

CHANGES IN UNITS:
Beginning units	2,442,600	711,453	620,053	102,777	588,414	320,513	373,572	425,737
Units purchased	21,308,128	26,144,314	1,318,566	971,669	1,101,687	904,394	3,186,663	4,919,139
Units redeemed	(22,150,806)	(24,413,167)	(1,480,383)	(454,393)	(1,307,102)	(636,493)	(3,316,039)	(4,971,304)

Ending units	1,599,922	2,442,600	458,236	620,053	382,999	588,414	244,196	373,572

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PROE30		PROFIN		PROHC		PROIND
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$111,499	$(15,167)	$(69,905)	$(45,691)	$(204,602)	$(127,503)	$(54,573)	$(50,813)
Realized gain (loss) on investments	(679,337)	(53,353)	(517,562)	453,662	1,317,965	1,194,029	(46,936)	501,933
Change in unrealized gain (loss) on investments	(82,680)	(380,672)	(159,497)	(30,064)	(883,993)	518,321	(318,398)	(487,390)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(650,518)	(449,192)	(746,964)	377,907	229,370	1,584,847	(419,907)	(36,270)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,037,294	1,055,000	951,105	814,796	3,942,230	2,565,944	743,178	622,207
Transfers between funds	1,120,619	(1,230,404)	7,990,136	805,040	(5,436,447)	4,368,007	3,834,891	(3,987,941)
Redemptions (note 3)	(542,931)	(269,292)	(256,635)	(291,893)	(1,040,632)	(1,215,396)	(456,037)	(261,289)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,330)	(1,345)	(1,253)	(2,955)	(5,850)	(24,319)	(4,676)	(887)
Adjustments to maintain reserves	(39)	(92)	(151)	(30)	(115)	(106)	(33)	(51)

Net equity transactions	1,613,613	(446,133)	8,683,202	1,324,958	(2,540,814)	5,694,130	4,117,323	(3,627,961)

Net change in contract owners’ equity	963,095	(895,325)	7,936,238	1,702,865	(2,311,444)	7,278,977	3,697,416	(3,664,231)
Contract owners’ equity beginning of period	3,183,952	4,079,277	3,480,598	1,777,733	13,490,662	6,211,685	3,536,581	7,200,812

Contract owners’ equity end of period	$4,147,047	$3,183,952	$11,416,836	$3,480,598	$11,179,218	$13,490,662	$7,233,997	$3,536,581

CHANGES IN UNITS:
Beginning units	271,242	314,135	237,817	135,152	727,943	407,435	251,139	532,485
Units purchased	1,113,407	1,239,031	1,670,389	955,714	1,037,477	1,465,722	1,051,445	433,244
Units redeemed	(979,972)	(1,281,924)	(1,107,193)	(853,049)	(1,182,148)	(1,145,214)	(762,136)	(714,590)

Ending units	404,677	271,242	801,013	237,817	583,272	727,943	540,448	251,139

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PROINT		PRONET		PROJP		PRON
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(78,439)	$(53,573)	$(80,635)	$(43,788)	$(72,774)	$(41,305)	$(133,244)	$(119,662)
Realized gain (loss) on investments	(187,362)	(392,718)	281,155	(73,865)	(177,372)	(1,418,320)	(621,985)	1,125,351
Change in unrealized gain (loss) on investments	(20,539)	(239,829)	109,558	(159,051)	(281,372)	(76,489)	(77,091)	(269,598)
Reinvested capital gains	-	363,217	324,778	155,349	-	1,231,498	675,205	350,423

Net increase (decrease) in contract owners’ equity resulting from operations	(286,340)	(322,903)	634,856	(121,355)	(531,518)	(304,616)	(157,115)	1,086,514

Equity transactions:
Purchase payments received from contract owners (note 3)	433,920	286,308	1,017,846	1,155,258	747,032	61,195	1,436,733	1,045,909
Transfers between funds	603,104	(2,149,453)	3,653,737	(2,040,416)	1,827,924	(1,671,586)	(1,999,946)	7,013,128
Redemptions (note 3)	(915,129)	(271,974)	(528,150)	(307,614)	(747,894)	(181,930)	(2,044,713)	(1,778,433)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,847)	(2)	(1,512)	(1,170)	(1,293)	(1,431)	(39,895)	(10,233)
Adjustments to maintain reserves	(64)	(47)	(34)	(44)	(81)	(98)	(64)	(200)

Net equity transactions	113,984	(2,135,168)	4,141,887	(1,193,986)	1,825,688	(1,793,850)	(2,647,885)	6,270,171

Net change in contract owners’ equity	(172,356)	(2,458,071)	4,776,743	(1,315,341)	1,294,170	(2,098,466)	(2,805,000)	7,356,685
Contract owners’ equity beginning of period	2,237,707	4,695,778	1,950,007	3,265,348	1,732,082	3,830,548	17,742,745	10,386,060

Contract owners’ equity end of period	$2,065,351	$2,237,707	$6,726,750	$1,950,007	$3,026,252	$1,732,082	$14,937,745	$17,742,745

CHANGES IN UNITS:
Beginning units	200,598	383,339	131,448	219,621	134,742	303,478	940,882	634,252
Units purchased	2,170,257	719,213	971,706	512,236	917,077	1,075,734	6,539,276	8,168,604
Units redeemed	(2,177,730)	(901,954)	(720,157)	(600,409)	(825,094)	(1,244,470)	(6,732,402)	(7,861,974)

Ending units	193,125	200,598	382,997	131,448	226,725	134,742	747,756	940,882

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PROOG		PROPHR		PROPM		PRORE
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(122,760)	$(68,696)	$(54,752)	$(33,926)	$(30,681)	$(39,542)	$(50,174)	$13,688
Realized gain (loss) on investments	(1,804,692)	(95,127)	(161,982)	402,601	(621,091)	(636,649)	146,075	511,256
Change in unrealized gain (loss) on investments	(2,491,272)	(1,306,723)	(173,602)	10,202	(89,451)	34,481	(141,496)	299,842
Reinvested capital gains	1,031,923	477,309	161,170	126,265	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,386,801)	(993,237)	(229,166)	505,142	(741,223)	(641,710)	(45,595)	824,786

Equity transactions:
Purchase payments received from contract owners (note 3)	1,771,422	1,931,336	840,349	696,420	291,652	293,380	1,272,461	1,281,840
Transfers between funds	2,501,185	6,073,555	(138,140)	329,208	384,563	329,492	1,500,167	3,012,943
Redemptions (note 3)	(814,543)	(359,087)	(541,100)	(399,304)	(139,550)	(230,297)	(1,108,884)	(457,898)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,166)	(3,218)	(3,029)	(5,117)	(603)	(5,377)	(35,939)	(6,206)
Adjustments to maintain reserves	(81)	(92)	(72)	(172)	(67)	(94)	(143)	(97)

Net equity transactions	3,444,817	7,642,494	158,008	621,035	535,995	387,104	1,627,662	3,830,582

Net change in contract owners’ equity	58,016	6,649,257	(71,158)	1,126,177	(205,228)	(254,606)	1,582,067	4,655,368
Contract owners’ equity beginning of period	10,659,196	4,009,939	4,274,560	3,148,383	1,943,549	2,198,155	6,623,469	1,968,101

Contract owners’ equity end of period	$10,717,212	$10,659,196	$4,203,402	$4,274,560	$1,738,321	$1,943,549	$8,205,536	$6,623,469

CHANGES IN UNITS:
Beginning units	886,429	290,843	246,310	212,949	608,583	516,611	510,356	186,742
Units purchased	1,057,728	1,324,750	851,825	949,218	3,202,484	3,220,047	1,435,776	1,414,670
Units redeemed	(758,814)	(729,164)	(862,339)	(915,857)	(2,982,229)	(3,128,075)	(1,304,848)	(1,091,056)

Ending units	1,185,343	886,429	235,796	246,310	828,838	608,583	641,284	510,356

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PRORRO		PROSCN		PROSEM		PROSIN
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(11,234)	$(22,791)	$(19,078)	$(29,098)	$(11,302)	$(3,318)	$(6,893)	$(10,316)
Realized gain (loss) on investments	(45,299)	(533,386)	(127,533)	416,811	14,290	(113,557)	(64,502)	(2,773)
Change in unrealized gain (loss) on investments	19,801	(42,452)	(151,468)	216,213	6,210	3,317	(652)	27,926
Reinvested capital gains	-	-	36,484	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,732)	(598,629)	(261,595)	603,926	9,198	(113,558)	(72,047)	14,837

Equity transactions:
Purchase payments received from contract owners (note 3)	26,952	29,935	120,382	1,175,866	598,948	2,788	755,430	69,557
Transfers between funds	(33,985)	(996,406)	(3,767,350)	3,670,481	246,537	(68,451)	(119,297)	(126,832)
Redemptions (note 3)	(82,883)	(134,017)	(110,772)	(358,014)	(676,980)	(36,813)	(738,239)	(30,921)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,590)	(2,406)	(42)	(1,796)	(1,035)	(39)	(6)	(222)
Adjustments to maintain reserves	(57)	(40)	(34)	(69)	(39)	(26)	(4,995)	(23)

Net equity transactions	(91,563)	(1,102,934)	(3,757,816)	4,486,468	167,431	(102,541)	(107,107)	(88,441)

Net change in contract owners’ equity	(128,295)	(1,701,563)	(4,019,411)	5,090,394	176,629	(216,099)	(179,154)	(73,604)
Contract owners’ equity beginning of period	614,204	2,315,767	5,387,504	297,110	46,252	262,351	442,228	515,832

Contract owners’ equity end of period	$485,909	$614,204	$1,368,093	$5,387,504	$222,881	$46,252	$263,074	$442,228

CHANGES IN UNITS:
Beginning units	157,991	406,251	371,556	27,132	6,375	33,825	85,409	99,808
Units purchased	5,911,996	6,538,814	543,753	1,009,027	2,154,406	761,874	1,122,455	902,507
Units redeemed	(5,941,077)	(6,787,074)	(816,667)	(664,603)	(2,132,602)	(789,324)	(1,155,444)	(916,906)

Ending units	128,910	157,991	98,642	371,556	28,179	6,375	52,420	85,409

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PROSN		PROTEC		PROTEL		PROGVP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(9,570)	$(10,003)	$(81,996)	$(88,202)	$87,861	$20,570	$(58,619)	$(40,294)
Realized gain (loss) on investments	(351,663)	(397,414)	(203,909)	697,907	(79,670)	(10,985)	(254,963)	801,635
Change in unrealized gain (loss) on investments	(2,407)	10,104	(150,914)	(124,064)	24,480	(17,724)	(32,250)	42,051
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(363,640)	(397,313)	(436,819)	485,641	32,671	(8,139)	(345,832)	803,392

Equity transactions:
Purchase payments received from contract owners (note 3)	21,913	47,201	1,336,365	1,760,647	448,215	108,196	737,589	208,390
Transfers between funds	180,836	348,080	1,492,984	(154,013)	(591,616)	113,707	1,767,146	272,688
Redemptions (note 3)	(61,911)	(38,497)	(301,955)	(276,737)	(91,092)	(55,057)	(1,078,811)	(338,103)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(62)	(901)	(4,262)	(2,811)	(284)	(861)	(24,938)	(713)
Adjustments to maintain reserves	(19)	(18)	(130)	(55)	(45)	(7)	(118)	79

Net equity transactions	140,757	355,865	2,523,002	1,327,031	(234,822)	165,978	1,400,868	142,341

Net change in contract owners’ equity	(222,883)	(41,448)	2,086,183	1,812,672	(202,151)	157,839	1,055,036	945,733
Contract owners’ equity beginning of period	381,614	423,062	5,892,607	4,079,935	570,687	412,848	2,539,122	1,593,389

Contract owners’ equity end of period	$158,731	$381,614	$7,978,790	$5,892,607	$368,536	$570,687	$3,594,158	$2,539,122

CHANGES IN UNITS:
Beginning units	114,259	100,893	410,320	329,911	47,871	34,300	161,162	135,761
Units purchased	7,594,783	4,039,454	1,319,606	1,316,383	919,100	194,448	2,977,347	3,118,971
Units redeemed	(7,654,620)	(4,026,088)	(1,179,624)	(1,235,974)	(935,986)	(180,877)	(2,891,845)	(3,093,570)

Ending units	54,422	114,259	550,302	410,320	30,985	47,871	246,664	161,162

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PROUN		PROUTL		RVMFU		RSRF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(100,843)	$(61,890)	$(3,596)	$30,832	$21,367	$(50,210)	$(117,251)	$(118,360)
Realized gain (loss) on investments	(809)	1,536,139	(619,653)	718,956	200,377	183,710	524,937	476,304
Change in unrealized gain (loss) on investments	(11,353)	(86,427)	(143,451)	166,268	(764,571)	289,461	(438,723)	(278,444)
Reinvested capital gains	928,260	-	13,477	-	124,819	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	815,255	1,387,822	(753,223)	916,056	(418,008)	422,961	(31,037)	79,500

Equity transactions:
Purchase payments received from contract owners (note 3)	198,746	158,718	1,092,392	2,212,820	1,783,334	462,837	1,143,846	1,043,890
Transfers between funds	(3,680,234)	(2,679,074)	(2,656,677)	1,350,289	3,165,201	(279,679)	2,922,967	492,564
Redemptions (note 3)	(764,823)	(633,780)	(380,983)	(439,976)	(529,695)	(396,432)	(947,448)	(1,785,375)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,362)	(8,663)	(4,868)	(5,197)	(2,179)	(5,979)	(1,717)	(802)
Adjustments to maintain reserves	(118)	(70)	(74)	(110)	(163)	(148)	(102)	(156)

Net equity transactions	(4,252,791)	(3,162,869)	(1,950,210)	3,117,826	4,416,498	(219,401)	3,117,546	(249,879)

Net change in contract owners’ equity	(3,437,536)	(1,775,047)	(2,703,433)	4,033,882	3,998,490	203,560	3,086,509	(170,379)
Contract owners’ equity beginning of period	6,287,569	8,062,616	5,370,466	1,336,584	3,359,616	3,156,056	7,808,046	7,978,425

Contract owners’ equity end of period	$2,850,033	$6,287,569	$2,667,033	$5,370,466	$7,358,106	$3,359,616	$10,894,555	$7,808,046

CHANGES IN UNITS:
Beginning units	184,912	312,708	364,675	112,703	439,704	454,481	546,015	564,715
Units purchased	4,683,888	2,882,811	1,101,644	1,548,714	1,290,597	504,463	402,691	187,330
Units redeemed	(4,794,921)	(3,010,607)	(1,269,284)	(1,296,742)	(738,966)	(519,240)	(172,611)	(206,030)

Ending units	73,879	184,912	197,035	364,675	991,335	439,704	776,095	546,015

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVAMR		RBKF		RBMF		RVBER
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(90,442)	$(182,501)	$(44,048)	$(1,416)	$(43,071)	$82,589	$(82,395)	$(85,966)
Realized gain (loss) on investments	538,145	903,628	(748,712)	(32,725)	(605,125)	(184,128)	184,899	420,196
Change in unrealized gain (loss) on investments	(2,599,487)	(1,609,481)	131,232	(256,330)	118,964	(449,668)	(720,982)	(1,361,247)
Reinvested capital gains	914,167	1,119,869	-	282,260	-	285,531	76,743	1,114,760

Net increase (decrease) in contract owners’ equity resulting from operations	(1,237,617)	231,515	(661,528)	(8,211)	(529,232)	(265,676)	(541,735)	87,743

Equity transactions:
Purchase payments received from contract owners (note 3)	1,146,007	2,347,668	934,415	200,691	253,269	306,490	487,417	1,162,708
Transfers between funds	893,678	83,767	1,864,268	355,020	(886,675)	(741,916)	207,459	1,891,508
Redemptions (note 3)	(1,868,203)	(1,667,590)	(975,830)	(231,395)	(340,298)	(588,404)	(948,827)	(728,084)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,276)	(15,377)	(694)	(1,130)	(1,793)	(4,096)	(8,742)	(9,388)
Adjustments to maintain reserves	(120)	(51)	(84)	(86)	(94)	(51)	(66)	(100)

Net equity transactions	161,086	748,417	1,822,075	323,100	(975,591)	(1,027,977)	(262,759)	2,316,644

Net change in contract owners’ equity	(1,076,531)	979,932	1,160,547	314,889	(1,504,823)	(1,293,653)	(804,494)	2,404,387
Contract owners’ equity beginning of period	15,543,695	14,563,763	1,926,493	1,611,604	3,602,338	4,895,991	9,985,356	7,580,969

Contract owners’ equity end of period	$14,467,164	$15,543,695	$3,087,040	$1,926,493	$2,097,515	$3,602,338	$9,180,862	$9,985,356

CHANGES IN UNITS:
Beginning units	1,249,764	1,198,793	233,270	196,923	167,362	218,828	878,354	677,455
Units purchased	287,241	463,243	2,835,255	1,235,632	272,849	842,929	122,577	399,379
Units redeemed	(279,425)	(412,272)	(2,664,282)	(1,199,285)	(321,700)	(894,395)	(146,934)	(198,480)

Ending units	1,257,580	1,249,764	404,243	233,270	118,511	167,362	853,997	878,354

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RBF		RVCLR		RVCMD		RCPF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(285,382)	$(165,338)	$(99,232)	$(178,564)	$(31,977)	$(45,199)	$(90,695)	$(60,102)
Realized gain (loss) on investments	943,755	1,836,024	(37,572)	452,119	(1,402,629)	(29,757)	(173,256)	636,170
Change in unrealized gain (loss) on investments	(3,081,102)	850,613	(1,314,527)	(1,251,752)	563,628	(1,085,189)	479,428	(324,965)
Reinvested capital gains	-	-	116,862	946,978	-	-	311,938	592,993

Net increase (decrease) in contract owners’ equity resulting from operations	(2,422,729)	2,521,299	(1,334,469)	(31,219)	(870,978)	(1,160,145)	527,415	844,096

Equity transactions:
Purchase payments received from contract owners (note 3)	2,297,136	1,593,534	463,047	1,332,281	263,690	441,233	911,403	591,924
Transfers between funds	3,075,703	1,511,793	2,521,935	7,644,059	(49,180)	505,453	6,692,022	330,257
Redemptions (note 3)	(2,091,704)	(1,434,291)	(3,283,583)	(1,685,507)	(275,195)	(524,800)	(851,338)	(776,331)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(42,526)	(1,204)	(8,007)	(5,955)	(376)	(453)	(2,583)	(1,940)
Adjustments to maintain reserves	(288)	(22)	(51)	(87)	(103)	(6)	(145)	(112)

Net equity transactions	3,238,321	1,669,810	(306,659)	7,284,791	(61,164)	421,427	6,749,359	143,798

Net change in contract owners’ equity	815,592	4,191,109	(1,641,128)	7,253,572	(932,142)	(738,718)	7,276,774	987,894
Contract owners’ equity beginning of period	13,717,417	9,526,308	22,412,265	15,158,693	2,425,031	3,163,749	8,838,889	7,850,995

Contract owners’ equity end of period	$14,533,009	$13,717,417	$20,771,137	$22,412,265	$1,492,889	$2,425,031	$16,115,663	$8,838,889

CHANGES IN UNITS:
Beginning units	458,541	412,742	2,024,648	1,377,640	809,296	679,934	317,791	312,694
Units purchased	1,498,775	1,278,704	824,153	1,063,481	1,251,843	1,022,890	1,108,407	818,213
Units redeemed	(1,504,126)	(1,232,905)	(862,646)	(416,473)	(1,296,828)	(893,528)	(873,066)	(813,116)

Ending units	453,190	458,541	1,986,155	2,024,648	764,311	809,296	553,132	317,791

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVLDD		RELF		RESF		RLCE
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(102,815)	$(123,645)	$(59,972)	$(51,654)	$(123,378)	$(138,574)	$(2,102)	$(12,816)
Realized gain (loss) on investments	(1,503,879)	(464,875)	(19,616)	406,145	(5,043,608)	(2,709,752)	(160,990)	(539,005)
Change in unrealized gain (loss) on investments	167,326	(978,760)	(216,804)	117,739	1,116,412	(3,076,318)	52,582	(215,115)
Reinvested capital gains	1,334,318	2,795,138	-	-	-	1,268,083	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(105,050)	1,227,858	(296,392)	472,230	(4,050,574)	(4,656,561)	(110,510)	(766,936)

Equity transactions:
Purchase payments received from contract owners (note 3)	188,314	186,650	246,231	176,778	638,257	903,685	130,974	230,633
Transfers between funds	6,000,936	(5,262,357)	(163,078)	2,396,175	903,634	8,206,991	(154,623)	(4,865,262)
Redemptions (note 3)	(681,258)	(1,679,286)	(463,326)	(718,868)	(721,793)	(1,011,847)	(191,489)	(317,148)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,443)	(13,523)	(851)	(881)	(7,625)	(2,082)	(198)	(1,687)
Adjustments to maintain reserves	22	(145)	(96)	(93)	(141)	(148)	(57)	(21)

Net equity transactions	5,505,571	(6,768,661)	(381,120)	1,853,111	812,332	8,096,599	(215,393)	(4,953,485)

Net change in contract owners’ equity	5,400,521	(5,540,803)	(677,512)	2,325,341	(3,238,242)	3,440,038	(325,903)	(5,720,421)
Contract owners’ equity beginning of period	9,586,358	15,127,161	4,465,554	2,140,213	11,202,901	7,762,863	1,362,829	7,083,250

Contract owners’ equity end of period	$14,986,879	$9,586,358	$3,788,042	$4,465,554	$7,964,659	$11,202,901	$1,036,926	$1,362,829

CHANGES IN UNITS:
Beginning units	484,688	860,829	400,386	234,202	552,521	261,356	134,608	598,527
Units purchased	5,636,609	4,355,011	1,234,745	1,785,566	1,069,914	1,486,298	958,308	1,525,609
Units redeemed	(5,321,083)	(4,731,152)	(1,299,968)	(1,619,382)	(1,024,636)	(1,195,133)	(984,222)	(1,989,528)

Ending units	800,214	484,688	335,163	400,386	597,799	552,521	108,694	134,608

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RFSF		RUGB		RHCF		RINF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(78,063)	$(50,845)	$(62,204)	$(63,722)	$(386,702)	$(217,257)	$(59,479)	$(77,905)
Realized gain (loss) on investments	201,786	443,330	(1,669,150)	2,681,373	249,842	2,777,411	(974,585)	349,470
Change in unrealized gain (loss) on investments	(587,990)	198,643	(482,429)	746,859	(2,299,673)	(378,502)	375,263	(841,487)
Reinvested capital gains	-	-	2,456,442	-	525,054	672,639	819,901	381,276

Net increase (decrease) in contract owners’ equity resulting from operations	(464,267)	591,128	242,659	3,364,510	(1,911,479)	2,854,291	161,100	(188,646)

Equity transactions:
Purchase payments received from contract owners (note 3)	462,132	524,826	2,901,612	1,754,492	3,618,456	2,620,249	258,406	226,462
Transfers between funds	773,749	1,886,535	(3,731,345)	5,225,324	1,258,183	1,977,162	2,452,016	(3,795,674)
Redemptions (note 3)	(929,916)	(539,411)	(3,258,869)	(3,291,520)	(2,867,922)	(1,634,829)	(430,823)	(868,092)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(33,779)	(1,014)	(13,797)	(9,222)	(45,916)	(6,575)	(3,382)	(997)
Adjustments to maintain reserves	(58)	(176)	(2,393)	10,862	(1,952)	(2,145)	(76)	(66)

Net equity transactions	272,128	1,870,760	(4,104,792)	3,689,936	1,960,849	2,953,862	2,276,141	(4,438,367)

Net change in contract owners’ equity	(192,139)	2,461,888	(3,862,133)	7,054,446	49,370	5,808,153	2,437,241	(4,627,013)
Contract owners’ equity beginning of period	7,747,716	5,285,828	12,309,884	5,255,438	19,314,052	13,505,899	3,583,436	8,210,449

Contract owners’ equity end of period	$7,555,577	$7,747,716	$8,447,751	$12,309,884	$19,363,422	$19,314,052	$6,020,677	$3,583,436

CHANGES IN UNITS:
Beginning units	671,332	505,938	621,779	349,681	818,470	702,990	134,520	310,691
Units purchased	631,718	1,335,694	8,486,892	12,639,851	2,003,159	1,801,445	718,823	568,050
Units redeemed	(609,228)	(1,170,300)	(8,652,484)	(12,367,753)	(2,023,428)	(1,685,965)	(638,557)	(744,221)

Ending units	693,822	671,332	456,187	621,779	798,201	818,470	214,786	134,520

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVIDD		RJNF		RVIMC		RAF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(45,989)	$(35,499)	$(39,858)	$(67,471)	$(12,978)	$(12,622)	$(11,457)	$(12,036)
Realized gain (loss) on investments	(1,137,698)	(498,686)	(138,387)	(2,210,303)	(55,419)	(80,672)	(226,320)	(283,602)
Change in unrealized gain (loss) on investments	43,916	85,278	10,645	(68,121)	46,282	(16,193)	1,673	14,251
Reinvested capital gains	-	-	-	247,206	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,139,771)	(448,907)	(167,600)	(2,098,689)	(22,115)	(109,487)	(236,104)	(281,387)

Equity transactions:
Purchase payments received from contract owners (note 3)	538,013	(205,682)	(297,020)	453,448	60,714	108,837	105,132	86,355
Transfers between funds	1,875,890	498,724	217,487	(7,274,985)	(265,913)	51,497	126,755	63,115
Redemptions (note 3)	(804,438)	(102,492)	(220,103)	(1,081,474)	(57,307)	(46,515)	(87,619)	(65,140)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16,717)	(2,632)	(1,186)	(3,232)	(238)	(215)	(1,952)	(103)
Adjustments to maintain reserves	(2,209)	269,624	14	(76)	(43)	(31)	(48)	(45)

Net equity transactions	1,590,539	457,542	(300,808)	(7,906,319)	(262,787)	113,573	142,268	84,182

Net change in contract owners’ equity	450,768	8,635	(468,408)	(10,005,008)	(284,902)	4,086	(93,836)	(197,205)
Contract owners’ equity beginning of period	1,661,317	1,652,682	2,388,554	12,393,562	698,292	694,206	392,180	589,385

Contract owners’ equity end of period	$2,112,085	$1,661,317	$1,920,146	$2,388,554	$413,390	$698,292	$298,344	$392,180

CHANGES IN UNITS:
Beginning units	1,996,596	1,540,494	798,202	2,866,211	351,637	298,812	321,838	399,140
Units purchased	142,758,314	72,642,968	14,006,451	24,476,066	1,466,444	3,137,046	9,495,243	12,515,058
Units redeemed	(141,960,475)	(72,186,866)	(14,140,237)	(26,544,075)	(1,609,637)	(3,084,221)	(9,498,424)	(12,592,360)

Ending units	2,794,435	1,996,596	664,416	798,202	208,444	351,637	318,657	321,838

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVISC		RUF		RLCJ		RLF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(24,329)	$(29,366)	$(42,303)	$(41,984)	$(26,017)	$(18,072)	$(71,084)	$(58,826)
Realized gain (loss) on investments	(21,459)	(135,495)	(356,856)	(716,385)	(348,044)	(789,422)	(759,865)	701,351
Change in unrealized gain (loss) on investments	14,703	12,918	2,535	25,376	319,957	(406,155)	(125,470)	(1,130,567)
Reinvested capital gains	-	-	-	-	-	703,066	796,253	707,576

Net increase (decrease) in contract owners’ equity resulting from operations	(31,085)	(151,943)	(396,624)	(732,993)	(54,104)	(510,583)	(160,166)	219,534

Equity transactions:
Purchase payments received from contract owners (note 3)	852,072	136,950	1,112,657	119,696	308,384	14,394	310,436	263,234
Transfers between funds	2,113,014	134,389	(194,341)	911,895	431,084	(958,025)	2,274,112	392,396
Redemptions (note 3)	(932,715)	(199,617)	(295,849)	(293,221)	(332,606)	(155,712)	(521,237)	(844,694)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,837)	(1,260)	(2,345)	(4,673)	(228)	(231)	(1,708)	(1,187)
Adjustments to maintain reserves	(75)	(79)	(86)	(71)	(43)	(71)	(92)	(38)

Net equity transactions	2,030,459	70,383	620,036	733,626	406,591	(1,099,645)	2,061,511	(190,289)

Net change in contract owners’ equity	1,999,374	(81,560)	223,412	633	352,487	(1,610,228)	1,901,345	29,245
Contract owners’ equity beginning of period	1,245,930	1,327,490	2,018,138	2,017,505	881,829	2,492,057	4,941,762	4,912,517

Contract owners’ equity end of period	$3,245,304	$1,245,930	$2,241,550	$2,018,138	$1,234,316	$881,829	$6,843,107	$4,941,762

CHANGES IN UNITS:
Beginning units	655,199	603,134	878,859	737,210	79,473	175,090	181,903	191,698
Units purchased	27,715,976	31,561,713	20,209,728	23,129,048	1,013,849	1,290,563	689,390	401,489
Units redeemed	(26,748,355)	(31,509,648)	(20,053,118)	(22,987,399)	(991,789)	(1,386,180)	(614,715)	(411,284)

Ending units	1,622,820	655,199	1,035,469	878,859	101,533	79,473	256,578	181,903

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RMED		RVARS		RVF		ROF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(66,615)	$(55,863)	$(57,841)	$(96,213)	$(238,457)	$(238,766)	$(262,302)	$(225,576)
Realized gain (loss) on investments	(226,524)	142,833	245,330	46,369	(7,879,779)	(2,248,087)	(870,525)	3,710,674
Change in unrealized gain (loss) on investments	(452,674)	(285,631)	(170,820)	250,516	3,213,855	(4,770,138)	26,112	(1,067,072)
Reinvested capital gains	151,693	407,497	-	-	3,662,283	10,822,487	1,734,523	870,062

Net increase (decrease) in contract owners’ equity resulting from operations	(594,120)	208,836	16,669	200,672	(1,242,098)	3,565,496	627,808	3,288,088

Equity transactions:
Purchase payments received from contract owners (note 3)	1,031,479	121,560	855,674	689,469	640,672	792,060	2,494,515	3,736,301
Transfers between funds	8,103,094	(811,617)	1,642,054	(305,549)	(7,339,504)	8,891,897	5,606,763	(2,852,464)
Redemptions (note 3)	(753,916)	(1,296,955)	(910,644)	(930,030)	(2,328,867)	(2,962,454)	(2,759,143)	(4,395,336)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(200)	(8,967)	(5,695)	(2,915)	(8,558)	(11,423)	(5,556)	(7,817)
Adjustments to maintain reserves	18	(129)	(140)	54	(288)	16	(97)	(181)

Net equity transactions	8,380,475	(1,996,108)	1,581,249	(548,971)	(9,036,545)	6,710,096	5,336,482	(3,519,497)

Net change in contract owners’ equity	7,786,355	(1,787,272)	1,597,918	(348,299)	(10,278,643)	10,275,592	5,964,290	(231,409)
Contract owners’ equity beginning of period	3,088,946	4,876,218	6,714,451	7,062,750	31,048,384	20,772,792	19,033,453	19,264,862

Contract owners’ equity end of period	$10,875,301	$3,088,946	$8,312,369	$6,714,451	$20,769,741	$31,048,384	$24,997,743	$19,033,453

CHANGES IN UNITS:
Beginning units	94,489	181,969	732,401	794,484	1,027,097	936,401	746,528	887,995
Units purchased	831,431	1,088,323	654,514	165,391	3,838,631	5,717,017	6,265,473	5,980,883
Units redeemed	(589,877)	(1,175,803)	(484,283)	(227,474)	(4,253,803)	(5,626,321)	(6,111,397)	(6,122,350)

Ending units	336,043	94,489	902,632	732,401	611,925	1,027,097	900,604	746,528

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RNF		RPMF		RREF		RRF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(161,447)	$(150,847)	$367,564	$(156,356)	$49,309	$(32,265)	$(75,517)	$(42,275)
Realized gain (loss) on investments	753,972	2,270,505	(5,847,254)	(1,085,341)	(290,382)	818,454	(127,785)	(315,880)
Change in unrealized gain (loss) on investments	(268,121)	101,351	2,334,619	(1,663,300)	(180,275)	565,357	(340,359)	205,821
Reinvested capital gains	-	-	-	-	-	-	486,407	354,190

Net increase (decrease) in contract owners’ equity resulting from operations	324,404	2,221,009	(3,145,071)	(2,904,997)	(421,348)	1,351,546	(57,254)	201,856

Equity transactions:
Purchase payments received from contract owners (note 3)	199,324	606,802	327,889	602,821	2,125,300	869,861	453,180	57,987
Transfers between funds	(1,009,384)	(16,471,982)	3,492,947	1,994,014	(2,778,044)	2,584,173	(1,038,297)	(21,363)
Redemptions (note 3)	(1,575,427)	(2,146,030)	(843,624)	(1,064,931)	(2,654,525)	(1,285,653)	(666,342)	(453,219)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(995)	(8,626)	(8,075)	(1,432)	(2,532)	(6,071)	(1,210)	(476)
Adjustments to maintain reserves	(34)	(183)	(425)	(906)	(277)	(90)	(151)	(56)

Net equity transactions	(2,386,516)	(18,020,019)	2,968,712	1,529,566	(3,310,078)	2,162,220	(1,252,820)	(417,127)

Net change in contract owners’ equity	(2,062,112)	(15,799,010)	(176,359)	(1,375,431)	(3,731,426)	3,513,766	(1,310,074)	(215,271)
Contract owners’ equity beginning of period	12,705,422	28,504,432	8,157,823	9,533,254	10,849,321	7,335,555	4,394,236	4,609,507

Contract owners’ equity end of period	$10,643,310	$12,705,422	$7,981,464	$8,157,823	$7,117,895	$10,849,321	$3,084,162	$4,394,236

CHANGES IN UNITS:
Beginning units	666,929	1,902,052	879,941	851,731	492,656	391,260	187,893	192,774
Units purchased	9,203,940	13,564,750	4,680,128	2,852,650	1,224,326	1,710,471	587,315	480,578
Units redeemed	(9,303,974)	(14,799,873)	(4,191,641)	(2,824,440)	(1,378,231)	(1,609,075)	(650,385)	(485,459)

Ending units	566,895	666,929	1,368,428	879,941	338,751	492,656	124,823	187,893

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RMEK		RTF		RVLCG		RVLCV
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(57,041)	$(66,781)	$(207,270)	$(205,840)	$(694,171)	$(725,220)	$(130,630)	$(511,998)
Realized gain (loss) on investments	(242,980)	19,623	(5,869,969)	1,191,175	(5,186,934)	5,724,436	(8,745,493)	4,906,051
Change in unrealized gain (loss) on investments	(224,265)	(227,350)	(156,498)	(960,346)	2,504,714	(7,211,446)	285,334	(4,557,991)
Reinvested capital gains	-	-	5,947,197	3,509,869	3,476,682	5,852,907	5,021,998	2,577,273

Net increase (decrease) in contract owners’ equity resulting from operations	(524,286)	(274,508)	(286,540)	3,534,858	100,291	3,640,677	(3,568,791)	2,413,335

Equity transactions:
Purchase payments received from contract owners (note 3)	290,500	158,722	3,564,931	784,652	3,580,504	5,701,897	2,169,375	6,928,111
Transfers between funds	(1,816,384)	226,488	(10,470,837)	(1,273,010)	(10,883,970)	16,869,795	(16,232,415)	(6,141,804)
Redemptions (note 3)	(751,581)	(524,180)	(2,853,960)	(1,967,685)	(5,167,775)	(4,156,340)	(2,848,222)	(4,625,811)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,814)	(4,109)	(3,693)	(34,127)	(13,778)	(12,974)	(11,621)	(9,817)
Adjustments to maintain reserves	(875)	(1,362)	(116)	(83)	(195)	(224)	(165)	(186)

Net equity transactions	(2,289,154)	(144,441)	(9,763,675)	(2,490,253)	(12,485,214)	18,402,154	(16,923,048)	(3,849,507)

Net change in contract owners’ equity	(2,813,440)	(418,949)	(10,050,215)	1,044,605	(12,384,923)	22,042,831	(20,491,839)	(1,436,172)
Contract owners’ equity beginning of period	5,574,921	5,993,870	16,675,744	15,631,139	62,517,460	40,474,629	41,597,840	43,034,012

Contract owners’ equity end of period	$2,761,481	$5,574,921	$6,625,529	$16,675,744	$50,132,537	$62,517,460	$21,106,001	$41,597,840

CHANGES IN UNITS:
Beginning units	237,482	252,741	891,598	1,014,924	3,194,594	2,287,444	2,128,730	2,417,188
Units purchased	2,410,724	3,268,013	7,309,583	6,309,673	3,692,474	6,943,449	2,128,505	6,185,977
Units redeemed	(2,528,750)	(3,283,272)	(7,831,701)	(6,432,999)	(4,333,353)	(6,036,299)	(3,039,868)	(6,474,435)

Ending units	119,456	237,482	369,480	891,598	2,553,715	3,194,594	1,217,367	2,128,730

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVMCG		RVMCV		RVSCG		RVSCV
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(423,565)	$(344,056)	$(140,378)	$(264,697)	$(314,677)	$(257,141)	$(136,154)	$(151,080)
Realized gain (loss) on investments	(3,434,436)	(1,709,333)	(1,766,773)	(592,155)	(760,211)	75,947	(1,960,292)	283,385
Change in unrealized gain (loss) on investments	900,433	(3,652,884)	(490,062)	(1,191,998)	(1,860,077)	(1,405,380)	(504,627)	(1,986,151)
Reinvested capital gains	2,044,992	3,423,397	1,002,341	1,443,269	2,149,748	-	821,493	1,416,133

Net increase (decrease) in contract owners’ equity resulting from operations	(912,576)	(2,282,876)	(1,394,872)	(605,581)	(785,217)	(1,586,574)	(1,779,580)	(437,713)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,711,648	3,454,966	1,110,827	2,183,257	2,135,962	2,369,634	758,939	1,814,241
Transfers between funds	3,415,966	(15,450,590)	(1,393,363)	(8,751,618)	(520,095)	(14,352,624)	447,015	(5,573,168)
Redemptions (note 3)	(3,753,235)	(2,169,218)	(1,390,094)	(2,459,791)	(2,047,660)	(1,244,185)	(772,680)	(822,150)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,873)	(7,271)	(5,410)	(3,050)	(3,473)	(3,230)	(5,249)	(3,576)
Adjustments to maintain reserves	(189)	(139)	(65)	(209)	(130)	(206)	(131)	(107)

Net equity transactions	3,367,317	(14,172,252)	(1,678,105)	(9,031,411)	(435,396)	(13,230,611)	427,894	(4,584,760)

Net change in contract owners’ equity	2,454,741	(16,455,128)	(3,072,977)	(9,636,992)	(1,220,613)	(14,817,185)	(1,351,686)	(5,022,473)
Contract owners’ equity beginning of period	18,929,666	35,384,794	11,065,293	20,702,285	14,965,168	29,782,353	9,163,876	14,186,349

Contract owners’ equity end of period	$21,384,407	$18,929,666	$7,992,316	$11,065,293	$13,744,555	$14,965,168	$7,812,190	$9,163,876

CHANGES IN UNITS:
Beginning units	827,165	1,496,626	573,667	1,127,639	756,633	1,496,718	517,699	812,402
Units purchased	3,341,656	4,671,278	1,410,826	3,942,358	2,796,724	1,769,884	1,055,644	1,318,253
Units redeemed	(3,238,125)	(5,340,739)	(1,505,346)	(4,496,330)	(2,848,005)	(2,509,969)	(1,045,217)	(1,612,956)

Ending units	930,696	827,165	479,147	573,667	705,352	756,633	528,126	517,699

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVSDL		RTEC		RTEL		RTRF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(41,144)	$(27,706)	$(135,421)	$(115,372)	$1,824	$8,562	$(101,683)	$(128,629)
Realized gain (loss) on investments	218,661	430,410	592,782	686,781	(25,088)	54,366	(133,770)	1,836,307
Change in unrealized gain (loss) on investments	(175,510)	164,720	(530,910)	33,726	(65,080)	(71,121)	(1,113,144)	(124,008)
Reinvested capital gains	258,211	-	43,567	-	-	-	215,930	-

Net increase (decrease) in contract owners’ equity resulting from operations	260,218	567,424	(29,982)	605,135	(88,344)	(8,193)	(1,132,667)	1,583,670

Equity transactions:
Purchase payments received from contract owners (note 3)	2,648,446	545,100	702,948	649,725	77,542	78,008	370,250	662,503
Transfers between funds	(2,229,796)	2,465,741	(912,027)	3,287,110	85,521	110,521	(4,387,380)	(259,017)
Redemptions (note 3)	(3,139,783)	(628,980)	(1,009,842)	(937,998)	(168,789)	(84,330)	(742,811)	(1,495,162)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,373)	(777)	(3,870)	(3,759)	(256)	(165)	(4,055)	(4,194)
Adjustments to maintain reserves	(107)	(89)	(118)	(164)	(38)	(103)	(96)	(164)

Net equity transactions	(2,722,613)	2,380,995	(1,222,909)	2,994,914	(6,020)	103,931	(4,764,092)	(1,096,034)

Net change in contract owners’ equity	(2,462,395)	2,948,419	(1,252,891)	3,600,049	(94,364)	95,738	(5,896,759)	487,636
Contract owners’ equity beginning of period	3,757,287	808,868	9,837,345	6,237,296	1,138,272	1,042,534	10,200,613	9,712,977

Contract owners’ equity end of period	$1,294,892	$3,757,287	$8,584,454	$9,837,345	$1,043,908	$1,138,272	$4,303,854	$10,200,613

CHANGES IN UNITS:
Beginning units	560,826	150,484	527,975	362,371	126,898	117,499	355,267	410,896
Units purchased	4,357,533	5,669,221	694,359	1,289,754	292,627	1,221,987	270,400	993,911
Units redeemed	(4,738,558)	(5,258,879)	(764,560)	(1,124,150)	(291,768)	(1,212,588)	(451,091)	(1,049,540)

Ending units	179,801	560,826	457,774	527,975	127,757	126,898	174,576	355,267

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RUTL		RVWDL		GVFRB		GSBLMO
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$73,507	$23,240	$(7,429)	$(6,150)	$147,888	$(121,722)	$15,931	$(9,056)
Realized gain (loss) on investments	(736,383)	840,246	(168,674)	(92,545)	(134,140)	260,727	5,770	3,134
Change in unrealized gain (loss) on investments	(165,755)	170,463	5,500	(18,378)	(224,622)	(77,735)	(73,478)	15,899
Reinvested capital gains	-	-	-	-	20,380	-	3,293	-

Net increase (decrease) in contract owners’ equity resulting from operations	(828,631)	1,033,949	(170,603)	(117,073)	(190,494)	61,270	(48,484)	9,977

Equity transactions:
Purchase payments received from contract owners (note 3)	277,649	773,283	3,767	12,474	2,264,435	2,699,331	230,037	750,715
Transfers between funds	1,209	3,691,818	334,495	59,945	3,410,683	(261,472)	817,914	283,617
Redemptions (note 3)	(765,452)	(875,239)	(22,354)	(53,205)	(631,052)	(291,153)	(97,041)	(70,322)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,612)	(3,519)	(26)	(459)	(9,079)	(1,013)	(45)	(870)
Adjustments to maintain reserves	(137)	(112)	(30)	(9)	(156)	(63)	(33)	(21)

Net equity transactions	(491,343)	3,586,231	315,852	18,746	5,034,831	2,145,630	950,832	963,119

Net change in contract owners’ equity	(1,319,974)	4,620,180	145,249	(98,327)	4,844,337	2,206,900	902,348	973,096
Contract owners’ equity beginning of period	8,856,609	4,236,429	524,984	623,311	6,709,817	4,502,917	996,814	23,718

Contract owners’ equity end of period	$7,536,635	$8,856,609	$670,233	$524,984	$11,554,154	$6,709,817	$1,899,162	$996,814

CHANGES IN UNITS:
Beginning units	551,770	315,279	69,426	63,300	656,347	443,521	95,487	2,358
Units purchased	2,415,499	3,041,665	840,801	315,142	1,907,490	1,753,164	125,523	124,774
Units redeemed	(2,454,682)	(2,805,174)	(800,184)	(309,016)	(1,421,825)	(1,540,338)	(35,695)	(31,645)

Ending units	512,587	551,770	110,043	69,426	1,142,012	656,347	185,315	95,487

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RHYS		TRHS2		VWHAS		VWHA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(43,590)	$-	$(3,631)	$-	$(1,275)	$-	$(61,008)	$(77,587)
Realized gain (loss) on investments	(9,042)	-	(8,316)	-	(1,635)	-	(592,849)	392,706
Change in unrealized gain (loss) on investments	244	-	(97,834)	-	(67,587)	-	(913,535)	(1,427,435)
Reinvested capital gains	-	-	98,752	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(52,388)	-	(11,029)	-	(70,497)	-	(1,567,392)	(1,112,316)

Equity transactions:
Purchase payments received from contract owners (note 3)	904,244	-	1,537,689	-	772,134	-	1,234,398	2,258,745
Transfers between funds	1,350,645	-	25,786	-	25,367	-	(353,959)	(765,788)
Redemptions (note 3)	(1,367,547)	-	(6,699)	-	(1,234)	-	(188,820)	(246,024)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,749)	-	-	-	-	-	(2,152)	(3,796)
Adjustments to maintain reserves	1,650	-	(10)	-	(12)	-	(110)	(228)

Net equity transactions	884,243	-	1,556,766	-	796,255	-	689,357	1,242,909

Net change in contract owners’ equity	831,855	-	1,545,737	-	725,758	-	(878,035)	130,593
Contract owners’ equity beginning of period	-	-	-	-	-	-	4,061,072	3,930,479

Contract owners’ equity end of period	$831,855	$-	$1,545,737	$-	$725,758	$-	$3,183,037	$4,061,072

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	598,836	461,180
Units purchased	2,989,333	-	177,845	-	114,146	-	454,519	997,223
Units redeemed	(2,903,858)	-	(9,085)	-	(9,398)	-	(335,916)	(859,567)

Ending units	85,475	-	168,760	-	104,748	-	717,439	598,836

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRASP		WRENG		DXVIMF		DXVIC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(272,382)	$(289,452)	$(75)	$-	$76,308	$(5,381)	$(439)	$(141)
Realized gain (loss) on investments	(1,618,437)	550,905	(7)	-	(73,235)	82,804	(1,698)	(65)
Change in unrealized gain (loss) on investments	(4,576,040)	(6,068,427)	(4,498)	-	(51,411)	51,411	860	(860)
Reinvested capital gains	4,127,288	3,833,638	-	-	10,815	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,339,571)	(1,973,336)	(4,580)	-	(37,523)	128,834	(1,277)	(1,066)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,480,110	4,729,336	72,052	-	50,365	67,335	32,588	22,605
Transfers between funds	(3,588,744)	(3,975,609)	3,658	-	(669,940)	488,680	(51,632)	866
Redemptions (note 3)	(2,624,201)	(3,424,401)	(74)	-	(12,514)	(15,210)	(2,003)	(66)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,469)	(8,647)	-	-	-	-	-	-
Adjustments to maintain reserves	(133)	(216)	(1)	-	(11)	(16)	(11)	(4)

Net equity transactions	(2,743,437)	(2,679,537)	75,635	-	(632,100)	540,789	(21,058)	23,401

Net change in contract owners’ equity	(5,083,008)	(4,652,873)	71,055	-	(669,623)	669,623	(22,335)	22,335
Contract owners’ equity beginning of period	26,136,125	30,788,998	-	-	669,623	-	22,335	-

Contract owners’ equity end of period	$21,053,117	$26,136,125	$71,055	$-	$-	$669,623	$-	$22,335

CHANGES IN UNITS:
Beginning units	2,023,234	2,219,333	-	-	59,108	-	2,438	-
Units purchased	565,556	924,282	9,036	-	54,860	192,391	5,383	2,577
Units redeemed	(782,226)	(1,120,381)	(9)	-	(113,968)	(133,283)	(7,821)	(139)

Ending units	1,806,564	2,023,234	9,027	-	-	59,108	-	2,438

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DXVHY		FC2R		FEI2R		FG2R
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$8,639	$14,483	$(35,908)	$(57,097)	$(56,949)	$191,451	$(152,350)	$(209,231)
Realized gain (loss) on investments	(78,899)	60,365	2,179,561	928,318	(205,632)	470,193	716,442	3,302,279
Change in unrealized gain (loss) on investments	37,587	(77,295)	(2,634,566)	(222,618)	(685,480)	(42,482)	(290,705)	(1,642,415)
Reinvested capital gains	-	-	692,726	166,733	1,178,877	185,750	1,170,216	-

Net increase (decrease) in contract owners’ equity resulting from operations	(32,673)	(2,447)	201,813	815,336	230,816	804,912	1,443,603	1,450,633

Equity transactions:
Purchase payments received from contract owners (note 3)	197,085	1,052,512	1,158	14,606	746,519	2,065,019	772,615	3,133,258
Transfers between funds	(993,899)	(2,489,905)	(8,311,035)	110,196	(14,421,416)	1,665,799	(39,052,939)	18,589,007
Redemptions (note 3)	(216,903)	(117,106)	(223,273)	(1,283,797)	(380,350)	(1,173,108)	(1,258,790)	(2,110,096)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(21)	(8)	(70)	(166)	(5,003)	(2,455)	(42,489)	(8,906)
Adjustments to maintain reserves	(16)	(87)	(49)	(1)	(59)	(382)	(26)	566

Net equity transactions	(1,013,754)	(1,554,594)	(8,533,269)	(1,159,162)	(14,060,309)	2,554,873	(39,581,629)	19,603,829

Net change in contract owners’ equity	(1,046,427)	(1,557,041)	(8,331,456)	(343,826)	(13,829,493)	3,359,785	(38,138,026)	21,054,462
Contract owners’ equity beginning of period	1,046,427	2,603,468	8,331,456	8,675,282	13,829,493	10,469,708	38,138,026	17,083,564

Contract owners’ equity end of period	$-	$1,046,427	$-	$8,331,456	$-	$13,829,493	$-	$38,138,026

CHANGES IN UNITS:
Beginning units	99,835	243,208	336,677	386,322	785,259	635,670	2,163,708	1,062,979
Units purchased	275,173	377,462	11,831	38,944	91,807	348,858	128,847	2,402,132
Units redeemed	(375,008)	(520,835)	(348,508)	(88,589)	(877,066)	(199,269)	(2,292,555)	(1,301,403)

Ending units	-	99,835	-	336,677	-	785,259	-	2,163,708

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FHI2R		GEM3		ACVIG3		ACVU3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,640)	$112,738	$-	$109	$13,173	$45,440	$(2,936)	$(7,330)
Realized gain (loss) on investments	(50,614)	(945,559)	-	(120,968)	(450,064)	841,918	121,927	71,368
Change in unrealized gain (loss) on investments	292,465	(197,163)	-	16,547	(814,974)	(204,704)	(140,350)	14,900
Reinvested capital gains	-	-	-	-	939,438	-	97,471	-

Net increase (decrease) in contract owners’ equity resulting from operations	238,211	(1,029,984)	-	(104,312)	(312,427)	682,654	76,112	78,938

Equity transactions:
Purchase payments received from contract owners (note 3)	336,809	1,089,246	-	532,736	930,976	2,365,737	20	12,456
Transfers between funds	(4,104,058)	1,499,085	-	(3,478,851)	(12,676,448)	5,001,792	(1,051,271)	695,165
Redemptions (note 3)	(128,842)	(1,108,844)	-	(79,079)	(752,817)	(720,898)	(68,676)	(157,093)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(349)	(2,461)	-	(226)	(4,158)	(1,742)	(9)	(2)
Adjustments to maintain reserves	(37)	(117)	-	(45)	(74)	(141)	(32)	(15)

Net equity transactions	(3,896,477)	1,476,909	-	(3,025,465)	(12,502,521)	6,644,748	(1,119,968)	550,511

Net change in contract owners’ equity	(3,658,266)	446,925	-	(3,129,777)	(12,814,948)	7,327,402	(1,043,856)	629,449
Contract owners’ equity beginning of period	3,658,266	3,211,341	-	3,129,777	12,814,948	5,487,546	1,043,856	414,407

Contract owners’ equity end of period	$-	$3,658,266	$-	$-	$-	$12,814,948	$-	$1,043,856

CHANGES IN UNITS:
Beginning units	333,474	290,706	-	312,339	660,331	310,052	57,799	25,186
Units purchased	329,396	2,548,689	-	81,756	96,772	540,248	2,810	44,094
Units redeemed	(662,870)	(2,505,921)	-	(394,095)	(757,103)	(189,969)	(60,609)	(11,481)

Ending units	-	333,474	-	-	-	660,331	-	57,799

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVV3		VWAR		RENF		HIBF3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$47,269	$9,181	$(9,943)	$(26,035)	$(177,384)	$(156,679)	$-	$74,270
Realized gain (loss) on investments	1,643,597	1,046,082	(57,537)	9,513	(6,479,528)	142,778	-	52,432
Change in unrealized gain (loss) on investments	(1,989,611)	45,058	(17,497)	(51,033)	1,028,085	(5,056,504)	-	3,810
Reinvested capital gains	-	-	69,147	23,243	318,040	1,805,278	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(298,745)	1,100,321	(15,830)	(44,312)	(5,310,787)	(3,265,127)	-	130,512

Equity transactions:
Purchase payments received from contract owners (note 3)	232,209	1,244,170	12,837	342,974	1,260,709	1,847,759	-	(109)
Transfers between funds	(15,551,589)	5,407,868	(1,805,204)	(96,394)	1,041,873	10,502,823	-	(4,473,399)
Redemptions (note 3)	(900,265)	(1,361,989)	(11,403)	(47,525)	(823,079)	(1,370,419)	-	(465,494)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,183)	(1,385)	-	(657)	(2,596)	(3,145)	-	(2,443)
Adjustments to maintain reserves	(98)	(109)	(17)	(61)	(1,120)	(2,425)	-	(26)

Net equity transactions	(16,222,926)	5,288,555	(1,803,787)	198,337	1,475,787	10,974,593	-	(4,941,471)

Net change in contract owners’ equity	(16,521,671)	6,388,876	(1,819,617)	154,025	(3,835,000)	7,709,466	-	(4,810,959)
Contract owners’ equity beginning of period	16,521,671	10,132,795	1,819,617	1,665,592	15,842,992	8,133,526	-	4,810,959

Contract owners’ equity end of period	$-	$16,521,671	$-	$1,819,617	$12,007,992	$15,842,992	$-	$-

CHANGES IN UNITS:
Beginning units	767,059	525,812	188,357	168,013	759,621	306,654	-	308,078
Units purchased	100,871	442,319	3,398	47,527	1,241,184	1,499,012	-	3,069
Units redeemed	(867,930)	(201,072)	(191,755)	(27,183)	(1,160,936)	(1,046,045)	-	(311,147)

Ending units	-	767,059	-	188,357	839,869	759,621	-	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TRF3		GBF3		GVIDA6		NVDBL6
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$230	$-	$25,417	$-	$(14,523)	$-	$(3,201)
Realized gain (loss) on investments	-	306,536	-	(613,313)	-	1,300,974	-	113,381
Change in unrealized gain (loss) on investments	-	(280,088)	-	720,536	-	(1,293,289)	-	(104,267)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	26,678	-	132,640	-	(6,838)	-	5,913

Equity transactions:
Purchase payments received from contract owners (note 3)	-	64,200	-	291,638	-	215,540	-	114,653
Transfers between funds	-	(1,875,430)	-	(7,946,919)	-	(6,130,155)	-	(1,317,432)
Redemptions (note 3)	-	(56,751)	-	(1,550,941)	-	(530,717)	-	(131,731)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(189)	-	(2,089)	-	(201)	-	-
Adjustments to maintain reserves	-	(12,841)	-	(26)	-	(19)	-	(10)

Net equity transactions	-	(1,881,011)	-	(9,208,337)	-	(6,445,552)	-	(1,334,520)

Net change in contract owners’ equity	-	(1,854,333)	-	(9,075,697)	-	(6,452,390)	-	(1,328,607)
Contract owners’ equity beginning of period	-	1,854,333	-	9,075,697	-	6,452,390	-	1,328,607

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	-	113,926	-	669,943	-	379,377	-	106,233
Units purchased	-	10,697	-	65,376	-	26,950	-	24,240
Units redeemed	-	(124,623)	-	(735,319)	-	(406,327)	-	(130,473)

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVDCA6		GVIDC6		GVIDM6		GVDMA6
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$(4,110)	$-	$(29,281)	$-	$(48,920)	$-	$(13,773)
Realized gain (loss) on investments	-	138,912	-	202,155	-	3,247,146	-	1,574,165
Change in unrealized gain (loss) on investments	-	(127,290)	-	(64,588)	-	(3,093,414)	-	(1,534,223)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	7,512	-	108,286	-	104,812	-	26,169

Equity transactions:
Purchase payments received from contract owners (note 3)	-	165,849	-	1,506,394	-	89,477	-	190,462
Transfers between funds	-	(1,402,133)	-	(10,935,807)	-	(18,202,468)	-	(7,127,211)
Redemptions (note 3)	-	(47,904)	-	(589,641)	-	(928,382)	-	(163,396)
Annuity benefits	-	-	-	-	-	(1,678)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(664)	-	(1,257)	-	(812)
Adjustments to maintain reserves	-	12	-	(5)	-	(4,286)	-	(43)

Net equity transactions	-	(1,284,176)	-	(10,019,723)	-	(19,048,594)	-	(7,101,000)

Net change in contract owners’ equity	-	(1,276,664)	-	(9,911,437)	-	(18,943,782)	-	(7,074,831)
Contract owners’ equity beginning of period	-	1,276,664	-	9,911,437	-	18,943,782	-	7,074,831

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	-	96,385	-	768,696	-	1,230,727	-	427,296
Units purchased	-	18,553	-	171,902	-	89,361	-	17,103
Units redeemed	-	(114,938)	-	(940,598)	-	(1,320,088)	-	(444,399)

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDMC6		GVDIV6		SCGF3		SCVF3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$(26,209)	$-	$56,281	$-	$(9,095)	$-	$(3,476)
Realized gain (loss) on investments	-	952,225	-	157,622	-	99,734	-	380,731
Change in unrealized gain (loss) on investments	-	(860,071)	-	(246,132)	-	(246,631)	-	(428,283)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	65,945	-	(32,229)	-	(155,992)	-	(51,028)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	189,313	-	289,986	-	216,988	-	214,763
Transfers between funds	-	(9,041,849)	-	(2,788,321)	-	(1,773,648)	-	(2,784,204)
Redemptions (note 3)	-	(803,524)	-	(33,587)	-	(15,914)	-	(92,591)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(4,664)	-	(106)	-	(69)	-	(1,382)
Adjustments to maintain reserves	-	(28)	-	(43)	-	(15)	-	9

Net equity transactions	-	(9,660,752)	-	(2,532,071)	-	(1,572,658)	-	(2,663,405)

Net change in contract owners’ equity	-	(9,594,807)	-	(2,564,300)	-	(1,728,650)	-	(2,714,433)
Contract owners’ equity beginning of period	-	9,594,807	-	2,564,300	-	1,728,650	-	2,714,433

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	-	671,052	-	210,197	-	108,907	-	132,331
Units purchased	-	44,551	-	67,605	-	31,617	-	35,824
Units redeemed	-	(715,603)	-	(277,802)	-	(140,524)	-	(168,155)

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCF3
	2015	2014
Investment activity:
Net investment income (loss)	$-	$(13,575)
Realized gain (loss) on investments	-	793,825
Change in unrealized gain (loss) on investments	-	(944,694)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(164,444)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	325,007
Transfers between funds	-	(3,402,921)
Redemptions (note 3)	-	(40,766)
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	(82)
Adjustments to maintain reserves	-	(8)

Net equity transactions	-	(3,118,770)

Net change in contract owners’ equity	-	(3,283,214)
Contract owners’ equity beginning of period	-	3,283,214

Contract owners’ equity end of period	$-	$-

CHANGES IN UNITS:
Beginning units	-	142,009
Units purchased	-	28,592
Units redeemed	-	(170,601)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

INVESCO INVESTMENTS

V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

ALPS FUNDS

VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)

AMERICAN FUNDS GROUP (THE)

Global Small Capitalization Fund - Class 4 (AMVGS4)

Insurance Series(R) - International Fund: Class 4 (AMVI4)

Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

Global Allocation V.I. Fund - Class III (MLVGA3)

VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs High Quality Floating Rate Fund- Advisor Shares (GVHQFA)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

INVESCO INVESTMENTS

VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Global Technology Portfolio: Service Shares (JAGTS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LEGG MASON

ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

Short Duration Income Portfolio: Class VC (LOVSDC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Mid Cap Value Portfolio - Service Class (MV3MVS)

VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)

MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

Utilities Series - Service Class (MVUSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)

Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)

NVIT Flexible Fixed Income Fund Class P (NVFIP)

NVIT Flexible Moderate Growth Fund Class P (NVFMGP)

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

American Century NVIT Growth Fund - Class II (CAF2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class II (NVRE2)

NVIT Money Market Fund - Class II (NVMM2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NW BlkRkNVITMgdGlblAllocII (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)

NORTHERN LIGHTS

7Twelve Balanced Portfolio (NO7TB)

Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)

Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)

PIMCO FUNDS

Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)

Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund(R)Portfolio - Service Class 2 (FC2)

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class 2 (FHI2)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Global Securities Fund/VA - Service Class (OVGSS)

Main Street Small - & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)

Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Equity Income Fund: Class IB (PVEIB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI International Growth Fund - Series II Shares (AVIE2)

PRO FUNDS

VP UltraShort NASDAQ-100 (PROUSN)

VP Access High Yield Fund (PROAHY)

VP Asia 30 (PROA30)

VP Banks (PROBNK)

VP Basic Materials (PROBM)

VP Bear (PROBR)

VP Biotechnology (PROBIO)

VP Bull (PROBL)

VP Consumer Goods (PROCG)

VP Consumer Services (PROCS)

VP Emerging Markets (PROEM)

VP Europe 30 (PROE30)

VP Financials (PROFIN)

VP Health Care (PROHC)

VP Industrials (PROIND)

VP International (PROINT)

VP Internet (PRONET)

VP Japan (PROJP)

VP NASDAQ-100 (PRON)

VP Oil & Gas (PROOG)

VP Pharmaceuticals (PROPHR)

VP Precious Metals (PROPM)

VP Real Estate (PRORE)

VP Rising Rates Opportunity (PRORRO)

VP Semiconductor (PROSCN)

VP Short Emerging Markets (PROSEM)

VP Short International (PROSIN)

VP Short NASDAQ-100 (PROSN)

VP Technology (PROTEC)

VP Telecommunications (PROTEL)

VP U.S. Government Plus (PROGVP)

VP UltraNASDAQ-100 (PROUN)

VP Utilities (PROUTL)

GUGGENHEIM INVESTMENTS

Global Managed Futures Strategy (RVMFU)

Variable Fund - Long Short Equity Fund (RSRF)

Variable Fund - CLS AdvisorOne Amerigo (RVAMR)

Variable Trust - Banking Fund (RBKF)

Variable Trust - Basic Materials Fund (RBMF)

Variable Fund - CLS AdvisorOne Select Allocation (RVBER)

Variable Trust - Biotechnology Fund (RBF)

Variable Fund - CLS AdvisorOne Clermont (RVCLR)

Variable Trust - Commodities Strategy Fund (RVCMD)

Variable Trust - Consumer Products Fund (RCPF)

Variable Trust - Dow 2x Strategy Fund (RVLDD)

Variable Trust - Electronics Fund (RELF)

Variable Trust - Energy Fund (RENF)

Variable Trust - Energy Services Fund (RESF)

Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Variable Trust - Financial Services Fund (RFSF)

Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust - Health Care Fund (RHCF)

Variable Trust - Internet Fund (RINF)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Variable Trust - Japan 2x Strategy Fund (RLCJ)

Variable Trust - Leisure Fund (RLF)

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust - NASDAQ-100(R) Fund (ROF)

Variable Trust - Nova Fund (RNF)

Variable Trust - Precious Metals Fund (RPMF)

Variable Trust - Real Estate Fund (RREF)

Variable Trust - Retailing Fund (RRF)

Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust - S&P 500 2x Strategy Fund (RTF)

Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust - Technology Fund (RTEC)

Variable Trust - Telecommunications Fund (RTEL)

Variable Trust - Transportation Fund (RTRF)

Variable Trust - Utilities Fund (RUTL)

Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Series M (Macro Opportunities Series) (GSBLMO)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Energy (WRENG)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year for those products with Contingent Deferred Sales Charge (CDSC) schedules. After the purchase payment has been held in the contract for 7 years, the charge is 0%. Exceptions include: MarketFLEX II, which declines at 1% per year beginning after the purchase payment has been held in the contact for one year; marketFLEX Advisor, for which no contingent deferred sales charge is deducted; Nationwide Destination Freedom+, which declines at 1% each year for the first 3 years beginning after the purchase payment has been held in the contact for one year, then 2% and after the purchase payment has been held in the contract for 5 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units. For Nationwide Destination Freedom+, the Company deducts a contract maintenance charge of $50 if the Contract Value is less than $50,000 on such Contract Anniversary.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options are described in more detail in the applicable product prospectus.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Nationwide Variable Account - 4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity	Nationwide Destination Freedom+
Variable Account Charges:
Mortality and Expense Risk Charge	1.25%	1.15%	1.05%	0.25%	0.85%
Administrative Charge	0.05%	0.00%	0.20%	0.20%	0.15%
CDSC Option:
Four Year CDSC	-	-	0.35%	-	-
No CDSC	-	0.20%	0.40%	-	0.35%
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-	0.30%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,(iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):

Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%	-
4% Extra Value Credit Option	-	-	0.55%	0.55%	-
iFLEX Option	-	-	0.60%	-	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take. Note: May not be elected if the No CDSC option is elected.
Maximum Variable Account Charges(1)	1.30%	2.05%	3.10%	1.20%	1.65%

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2015.

	Total	IVEW52	AAEIP3	ARLPE3	AMVGS4	AMVI4	AMVBC4	AMVNW4

0.45%	$368,431	$-	$126	$9	$345	$-	$-	$-
0.65%	55,735	-	318	65	304	-	-	-
0.70%	2,138	-	-	-	-	-	-	-
0.80%	140	-	-	-	-	-	-	-
0.85%	17,050	-	-	-	-	134	-	-
0.90%	528	-	-	-	-	-	-	-
0.95%	5,470	-	-	-	-	-	-	-
1.00%	60,668	299	19	20	186	412	583	98
1.05%	7,846	-	-	-	-	-	-	-
1.10%	2,532	-	-	-	-	-	-	-
1.15%	1,720,781	79	2,730	-	280	-	-	32
1.20%	18,042	65	25	47	108	-	410	110
1.25%	2,652,288	-	9,340	1,127	8,061	-	-	-
1.30%	50,030	194	21	90	141	47	474	43
1.35%	2,958,635	561	5,596	673	2,963	-	7	121
1.40%	685,438	-	49	-	533	-	-	-
1.45%	537,455	-	1,250	289	1,230	-	-	-
1.55%	2,540,609	-	9,865	3,430	4,203	43	-	-
1.60%	2,918,007	-	6,893	462	6,024	-	-	-
1.65%	2,878,896	214	4,456	465	6,243	-	429	12
1.80%	1,478,274	-	839	514	1,132	-	-	-
1.85%	404,300	-	1,631	840	1,766	-	-	-
1.90%	1,744,527	-	3,146	436	2,465	-	-	-
1.95%	587,072	-	869	43	1,832	-	-	-
2.00%	183,955	-	19	-	398	-	-	-
2.05%	18,514	-	-	-	-	-	-	-
2.10%	556,481	-	549	-	2,013	-	-	-
2.15%	361,852	-	2	280	1,852	-	-	-
2.20%	116,690	-	78	-	-	-	-	-
2.25%	9,720	-	-	-	-	-	-	-
2.30%	103,447	-	-	-	-	-	-	-
2.35%	72,512	-	4	-	264	-	-	-
2.40%	10,358	-	-	-	-	-	-	-
2.45%	111,525	-	-	-	207	-	-	-
2.50%	113,781	-	-	-	-	-	-	-
2.55%	584	-	-	-	-	-	-	-
2.85%	8,831	-	-	-	-	-	-	-

Totals	$23,363,142	$1,412	$47,825	$8,790	$42,550	$636	$1,903	$416

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	AMVCB4	BRVHY3	MLVGA3	BRVDA3	CSCRS	DWVSVS	ETVFR	FRESS2

0.45%	$28	$-	$2,790	$8	$277	$-	$109	$-
0.65%	-	-	589	11	83	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	68	-	-	-	-	-
0.85%	12	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	156	-	-	-	-	-
1.00%	249	484	349	-	-	179	398	312
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	140	-	34,089	-	672	-	93	-
1.20%	167	55	222	-	-	26	22	-
1.25%	2,389	-	40,231	673	1,485	-	199	-
1.30%	320	54	319	-	-	225	100	208
1.35%	1,260	281	57,849	985	441	3	1,464	-
1.40%	-	-	20,007	-	33	-	18	-
1.45%	2,156	-	17,726	32	129	-	866	-
1.55%	1,040	-	61,100	63	817	5	492	24
1.60%	577	-	41,180	43	480	-	1,333	-
1.65%	11,271	-	62,499	94	195	26	3,680	6
1.80%	930	-	30,816	21	550	-	427	-
1.85%	886	-	11,386	103	79	-	312	-
1.90%	226	-	37,338	12	343	-	201	-
1.95%	2,132	-	10,967	631	131	-	90	-
2.00%	33	-	6,812	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,335	-	9,261	-	664	-	18	-
2.15%	293	-	2,896	-	95	-	28	-
2.20%	-	-	3,903	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	347	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	406	13	-	-	41	-
2.50%	211	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$25,655	$874	$453,306	$2,689	$6,474	$464	$9,891	$550

	FVSIS2	GVGMNS	GVHQFA	GVSIA	IVBRA2	JPIGA2	JPIIB2	JABS

0.45%	$16	$-	$-	$40	$1	$-	$-	$-
0.65%	7	-	-	-	4	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	226	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	144	12	47	64	7	-	1	59
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	475	-	50	-	891	-	-	-
1.20%	9	-	50	-	-	-	-	38
1.25%	2,456	187	3,317	509	7,044	-	-	-
1.30%	121	-	157	-	13	-	-	34
1.35%	278	-	330	591	1,788	270	-	9
1.40%	796	-	18	-	726	-	-	-
1.45%	452	2,657	806	491	4,313	-	-	-
1.55%	2,800	1,053	3,004	364	3,155	22	-	4
1.60%	930	864	729	79	4,826	-	-	-
1.65%	2,246	174	250	1,657	2,461	-	-	-
1.80%	289	14	48	88	6,448	-	-	-
1.85%	902	934	752	300	1,639	-	-	-
1.90%	718	351	-	3,354	2,044	-	-	-
1.95%	631	173	1,195	159	2,107	-	-	-
2.00%	194	-	-	-	157	-	-	-
2.05%	-	-	481	-	-	-	-	-
2.10%	205	65	-	20	363	-	-	-
2.15%	237	140	-	-	132	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	133	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	968	-	-	-	-	-
2.40%	-	-	-	-	1,282	-	-	-
2.45%	-	41	-	-	21	-	-	-
2.50%	-	-	375	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$13,906	$6,665	$12,710	$7,716	$39,648	$292	$1	$144

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	JAMGS	JAFBS	JAGTS	LZREMS	LPVCA2	LOVTRC	LOVSDC	MV3MVS

0.45%	$-	$-	$-	$309	$-	$-	$-	$-
0.65%	-	-	-	51	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	21	-	-	229	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	566	469	144	463	103	315	389	327
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	32	55	-	707	-	-	-	-
1.20%	95	44	71	148	4	252	46	83
1.25%	-	-	-	6,027	-	-	-	-
1.30%	317	328	274	406	335	85	13	77
1.35%	106	24	1	2,100	-	-	607	-
1.40%	-	-	-	61	-	-	-	-
1.45%	-	-	-	3,546	-	-	-	-
1.55%	5	-	1	11,098	-	-	-	-
1.60%	-	-	-	6,141	-	-	-	-
1.65%	3	51	5	5,759	-	211	-	-
1.80%	-	-	-	3,145	-	-	-	-
1.85%	-	-	-	2,095	-	-	-	-
1.90%	-	-	-	3,653	-	-	-	-
1.95%	-	-	-	2,307	-	-	-	-
2.00%	-	-	-	15	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	142	-	-	-	-
2.15%	-	-	-	8	-	-	-	-
2.20%	-	-	-	134	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	89	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$1,124	$971	$496	$48,425	$442	$863	$1,284	$487

	MVBRES	MVGTAS	MVUSC	MVIVSC	MGRFV	MSGI2	MSEMB	MSVGT2

0.45%	$-	$14	$-	$-	$98	$414	$333	$4
0.65%	-	170	-	-	63	72	117	4
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	32	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	182	-	84	385	159	137	635	-
1.05%	-	-	-	-	-	-	3	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	821	-	48	1,850	1,243	1,212	1,732
1.20%	-	-	-	98	72	48	229	-
1.25%	-	3,293	-	-	4,687	8,676	7,897	4,123
1.30%	214	4	121	200	65	137	438	-
1.35%	-	2,485	97	19	449	1,841	501	2,347
1.40%	-	5,550	-	-	30	203	58	144
1.45%	-	1,739	-	-	2,384	2,219	2,417	1,029
1.55%	13	2,288	-	8	7,249	5,904	8,309	3,622
1.60%	-	5,105	-	-	929	2,279	11,001	3,354
1.65%	-	5,508	-	-	1,143	1,017	12,140	2,654
1.80%	-	2,231	-	-	751	2,254	3,958	2,488
1.85%	-	1,589	-	-	697	741	7,092	874
1.90%	-	3,271	-	-	15	1,596	4,143	3,329
1.95%	-	1,022	-	-	407	896	3,569	670
2.00%	-	-	-	-	166	142	255	68
2.05%	-	-	-	-	-	-	-	-
2.10%	-	653	-	-	127	546	1,474	501
2.15%	-	-	-	-	161	502	1,217	-
2.20%	-	229	-	-	-	76	-	413
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	143	-
2.40%	-	-	-	-	1,276	504	-	-
2.45%	-	13	-	-	164	38	70	-
2.50%	-	-	-	-	-	-	130	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$409	$35,985	$302	$758	$22,942	$31,485	$67,373	$27,356

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	VKVGR2	NVBX	NVIX	NLFOSP	NVFIP	NVFMGP	NAMGI2	NAMAA2

0.45%	$178	$1,047	$382	$-	$-	$-	$-	$-
0.65%	184	-	209	-	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	53	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	901	212	338	16	10	3	1,715	1,226
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,553	4,051	2,023	-	-	-	-	-
1.20%	377	-	18	-	-	30	138	56
1.25%	7,041	14,988	9,188	284	353	1,401	-	-
1.30%	787	79	268	11	25	253	-	61
1.35%	1,597	6,660	5,445	299	9	-	188	-
1.40%	675	84	114	114	-	-	-	-
1.45%	4,897	2,621	984	4,419	3,713	4,230	-	-
1.55%	22,876	2,672	2,707	1,101	53	782	-	-
1.60%	25,153	1,838	2,699	2,639	84	2,640	-	-
1.65%	11,074	2,283	14,027	5,437	3,238	4,739	-	-
1.80%	3,408	11,557	1,486	21	991	332	-	-
1.85%	3,986	3,495	542	360	250	357	-	-
1.90%	7,896	1,111	406	1,270	95	2,740	-	-
1.95%	2,737	1,110	456	226	344	1,684	-	-
2.00%	210	301	12	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,608	1,612	1,533	302	-	-	-	-
2.15%	660	393	-	-	-	-	-	-
2.20%	788	-	220	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	323	17	-	-	-	-	-
2.40%	534	-	-	-	-	-	-	-
2.45%	288	-	-	-	-	-	-	-
2.50%	82	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$99,543	$56,437	$43,074	$16,499	$9,165	$19,191	$2,041	$1,343

	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM

0.45%	$-	$701	$-	$-	$-	$-	$19	$162
0.65%	-	807	-	-	-	-	-	234
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	416	-	368	564	182	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	137	-
1.00%	226	1,537	24	238	386	630	1	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	25,432	-	-	-	-	11,469	2,262
1.20%	-	437	-	22	294	293	-	-
1.25%	-	40,450	-	-	-	-	3,890	5,643
1.30%	108	367	172	231	287	81	-	-
1.35%	139	39,651	-	410	50	305	9,556	1,481
1.40%	-	20,240	-	-	-	-	3,186	327
1.45%	-	13,059	-	-	-	-	-	968
1.55%	-	45,712	-	-	12	-	11,153	7,680
1.60%	-	25,631	-	-	-	-	282	6,673
1.65%	-	55,126	-	3	-	498	1,288	8,459
1.80%	-	16,620	-	-	-	-	269	3,159
1.85%	-	18,489	-	-	-	-	-	589
1.90%	-	19,282	-	-	-	-	283	4,026
1.95%	-	17,341	-	-	-	-	-	3,511
2.00%	-	6,568	-	-	-	-	-	56
2.05%	-	-	-	-	-	-	-	-
2.10%	-	5,439	-	-	-	-	-	2,113
2.15%	-	7,906	-	-	-	-	-	566
2.20%	-	10,619	-	-	-	-	-	8
2.25%	-	-	-	-	-	-	-	-
2.30%	-	12,768	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	8,891	-	-	-	-	-	-
2.50%	-	1,148	-	-	-	-	-	347
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$473	$394,637	$196	$1,272	$1,593	$1,989	$41,533	$48,264

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	GEM2	NVIE6	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.45%	$-	$-	$-	$311	$1,429	$90	$58	$1,452
0.65%	-	-	-	-	1,116	439	20	541
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	343	354	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	129	7	105	25	163	-	26	129
1.05%	-	-	-	-	-	-	-	3,644
1.10%	-	-	-	-	-	-	-	-
1.15%	-	-	-	1,546	15,148	9,140	9,809	15,702
1.20%	-	-	-	-	116	-	-	-
1.25%	-	-	-	11,652	43,768	19,330	13,967	38,921
1.30%	11	-	51	-	56	89	112	-
1.35%	-	-	-	14,016	8,563	1,213	14,655	53,329
1.40%	-	-	-	469	5,340	1,120	1,539	6,673
1.45%	-	-	-	630	5,762	11,483	2,040	7,645
1.55%	-	-	-	6,922	18,405	26,357	11,800	35,688
1.60%	-	-	-	16,357	36,732	49,424	18,804	78,086
1.65%	-	-	-	15,227	14,608	27,935	59,946	148,024
1.80%	-	-	-	1,931	8,505	14,538	4,473	18,810
1.85%	-	-	-	345	8,955	22,829	14,178	6,856
1.90%	-	-	-	5,294	12,497	18,133	91,244	17,085
1.95%	-	-	-	467	3,500	15,002	14,967	18,301
2.00%	-	-	-	-	165	5,464	504	6,977
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	326	1,002	1,446	-	3,233
2.15%	-	-	-	-	242	5,015	5,500	2,377
2.20%	-	-	-	-	1,405	-	2,803	2,480
2.25%	-	-	-	-	-	-	272	-
2.30%	-	-	-	-	51	-	175	599
2.35%	-	-	-	-	184	-	-	-
2.40%	-	-	-	-	-	-	-	180
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	117	557	-	2,459
2.55%	-	-	-	-	-	99	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$140	$7	$156	$75,518	$188,172	$230,057	$266,892	$469,191

	NVCMA2	NVCMC2	NVCBD2	NVLCP2	TRF	TRF2	GBF	GBF2

0.45%	$509	$159	$-	$1,829	$5,578	$-	$1,512	$-
0.65%	16	5	-	89	-	-	220	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	55	-	-	37	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	748	-	-	-	-	287	-
1.00%	165	166	235	246	247	55	-	113
1.05%	-	-	-	31	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	11,455	372	-	4,342	2,985	-	17,495	-
1.20%	-	-	-	-	-	-	-	-
1.25%	6,096	12,816	-	15,397	5,957	-	10,575	-
1.30%	-	-	61	47	-	88	-	71
1.35%	7,799	39,301	7	8,687	2,811	-	22,877	16
1.40%	6,131	3,112	-	1,069	745	-	5,361	-
1.45%	6,568	1,284	-	1,024	574	-	1,757	-
1.55%	1,754	1,081	-	9,073	1,743	-	20,663	-
1.60%	7,193	38,531	-	63,818	8,533	-	11,385	-
1.65%	9,234	112,047	-	33,697	3,490	53	20,399	-
1.80%	10,533	7,311	-	8,875	1,788	-	6,252	-
1.85%	369	3,721	-	1,292	292	-	2,181	-
1.90%	1,243	13,219	-	18,918	3,029	-	1,918	-
1.95%	255	459	-	4,856	1,840	-	5,041	-
2.00%	805	315	-	565	87	-	1,268	-
2.05%	-	-	-	-	-	-	1,286	-
2.10%	14	-	-	5,015	7,317	-	2,195	-
2.15%	535	1,683	-	1,154	-	-	709	-
2.20%	1,069	3,030	-	70	52	-	4	-
2.25%	-	-	-	293	-	-	346	-
2.30%	-	-	-	-	95	-	-	-
2.35%	-	-	-	818	-	-	3,026	-
2.40%	-	-	-	-	-	-	-	-
2.45%	1,672	-	-	160	-	-	-	-
2.50%	882	516	-	-	5	-	1,224	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	8,831	-	-	-	-	-	-

Totals	$74,297	$248,707	$303	$181,420	$47,168	$196	$138,018	$200

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	CAF2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

0.45%	$69	$27	$1,043	$484	$533	$6,538	$457	$1,738
0.65%	542	98	34	-	38	600	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	2,325	-	543	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	23	603	2,359	807	3,038	1,035	912
1.05%	-	-	-	-	-	3,655	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,727	11,036	12,101	2,332	26,652	55,151	19,862	11,009
1.20%	-	-	84	-	-	5,132	757	264
1.25%	4,305	8,570	10,374	8,047	9,234	13,716	5,777	19,089
1.30%	-	-	-	-	-	2,075	2,702	75
1.35%	1,366	20,560	12,137	426	25,788	67,139	26,133	37,959
1.40%	324	2,468	632	85	2,312	19,660	9,373	18,179
1.45%	679	394	4,028	2,974	268	5,046	2,021	10
1.55%	1,984	2,404	3,107	5,788	19,387	42,361	16,607	8,520
1.60%	1,711	29,037	4,877	8,949	13,560	21,946	11,678	11,193
1.65%	2,021	450	6,840	20,037	44,786	38,156	3,664	17,147
1.80%	1,216	5,642	1,297	1,093	1,647	6,262	1,192	106
1.85%	6	72	-	118	1,280	8,632	1,010	341
1.90%	2,766	4,161	1,453	2,102	2,539	5,134	3,833	15,459
1.95%	279	1,332	739	1,249	3,284	4,332	2,084	7,310
2.00%	438	-	1,587	-	79	2,977	-	215
2.05%	12	-	-	-	-	-	-	1,261
2.10%	414	1,357	238	293	-	940	-	3,021
2.15%	1,466	102	40	-	1,928	-	217	240
2.20%	54	-	-	30	7	141	-	15
2.25%	-	-	-	165	-	-	-	688
2.30%	1,391	-	703	3,032	-	51	-	726
2.35%	47	-	-	-	-	26	-	2,473
2.40%	-	-	-	-	-	-	-	-
2.45%	826	-	-	-	45	698	2,538	525
2.50%	4,011	30	-	297	1,390	2,640	263	1,431
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$27,654	$87,763	$61,917	$62,185	$155,564	$316,589	$111,203	$159,906

	MCIF	SAM	NVMIG6	GVDIV2	NVMLG2	NVMLV2	NVMMG1	NVMMG2

0.45%	$676	$-	$654	$241	$867	$791	$-	$594
0.65%	-	-	94	-	95	135	-	32
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	36	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	91	-	-
1.00%	381	-	28	16	232	107	-	125
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,337	-	1,390	3,091	4,732	3,348	175	3,975
1.20%	58	-	-	-	-	21	-	49
1.25%	6,507	-	4,760	3,252	5,822	9,147	-	9,088
1.30%	423	1,359	44	55	-	9	-	74
1.35%	3,963	-	7,703	8,826	2,025	2,856	2,304	7,348
1.40%	333	-	928	131	1,436	1,886	764	533
1.45%	483	-	546	1,063	942	1,362	-	3,632
1.55%	2,616	-	5,201	3,776	5,696	6,755	34	7,797
1.60%	5,962	-	8,030	15,324	5,782	4,281	248	11,348
1.65%	8,953	-	6,224	5,327	4,992	10,357	-	19,269
1.80%	3,653	-	2,537	3,543	18,048	19,470	-	12,075
1.85%	943	-	305	116	120	793	-	1,104
1.90%	3,014	-	11,724	6,957	3,937	5,902	-	8,845
1.95%	1,134	-	4,145	1,140	4,592	6,341	-	1,985
2.00%	178	-	105	394	1,696	1,635	-	1,567
2.05%	-	-	-	-	-	-	-	-
2.10%	142	-	842	2,792	5,542	4,893	-	7,341
2.15%	43	-	35	310	757	3,207	-	1,397
2.20%	33	-	-	-	-	-	-	53
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	1,352
2.35%	21	-	-	-	331	135	-	620
2.40%	-	-	-	-	47	-	-	52
2.45%	17	-	872	918	132	227	-	893
2.50%	-	-	-	-	3,862	-	-	987
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$40,870	$1,359	$56,203	$57,272	$71,685	$83,749	$3,525	$102,135

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF

0.45%	$2,254	$259	$-	$2,206	$-	$214	$-	$1,010
0.65%	57	46	-	136	-	89	-	154
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	184	-	-	-	50
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	43	-	-	-	-
1.00%	295	-	400	-	95	-	110	125
1.05%	-	-	-	-	-	-	-	17
1.10%	-	-	-	-	-	-	-	-
1.15%	5,542	3,460	24	1,898	40	7,481	-	504
1.20%	5	-	-	-	81	4	-	-
1.25%	12,100	3,175	-	5,539	-	3,351	-	5,556
1.30%	114	-	105	-	-	-	-	271
1.35%	12,982	3,984	-	5,837	3	13,318	-	2,191
1.40%	950	1,250	-	3,322	-	3,307	-	1,416
1.45%	1,832	97	-	392	-	394	-	7,973
1.55%	7,531	4,488	-	5,012	-	5,984	-	5,002
1.60%	16,407	5,112	-	10,195	-	2,961	-	5,093
1.65%	11,003	2,285	5	6,941	-	3,358	-	15,693
1.80%	6,098	9,097	-	6,027	-	1,333	-	2,833
1.85%	2,311	80	-	1,024	-	140	-	1,205
1.90%	8,294	3,688	-	6,195	-	888	-	14,550
1.95%	3,415	347	-	1,902	-	158	-	2,216
2.00%	877	1,100	-	338	-	-	-	289
2.05%	21	-	-	-	-	-	-	-
2.10%	3,639	3,375	-	3,009	-	1,204	-	3,920
2.15%	606	893	-	645	-	-	-	1,576
2.20%	-	258	-	818	-	-	-	-
2.25%	-	-	-	-	-	-	-	286
2.30%	-	-	-	-	-	-	-	-
2.35%	261	165	-	181	-	-	-	261
2.40%	-	26	-	-	-	-	-	-
2.45%	635	64	-	377	-	-	-	91
2.50%	-	993	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$97,229	$44,242	$534	$62,221	$219	$44,184	$110	$72,282

	NVSTB2	NVOLG2	NVTIV3	EIF2	NVRE2	NVMM2	NVLM2	NVLCA2

0.45%	$570	$-	$-	$-	$386	$101,886	$3,018	$309
0.65%	663	-	-	-	130	12,923	-	26
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	1,595	170	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	76	-	-
1.00%	14	301	72	171	404	5,893	169	-
1.05%	-	-	-	-	-	145	-	-
1.10%	-	-	-	-	-	232	-	-
1.15%	18,793	-	56	-	4,763	279,861	-	445
1.20%	-	49	-	-	317	381	-	3
1.25%	13,626	-	-	-	9,252	335,839	29,335	3,574
1.30%	415	61	127	-	-	390	88	-
1.35%	11,386	194	3	-	4,667	560,901	13	27
1.40%	93	-	-	-	622	143,638	597	304
1.45%	729	-	-	-	1,848	62,795	-	27
1.55%	27,367	-	-	-	4,378	284,207	958	751
1.60%	5,188	-	-	-	1,978	337,566	22,930	1,154
1.65%	6,119	3	-	-	5,248	386,567	14,968	8,472
1.80%	2,613	-	-	-	2,407	398,580	346	626
1.85%	21,017	-	-	-	849	39,386	32	-
1.90%	2,505	-	-	-	5,454	150,553	11,380	2,656
1.95%	2,963	-	-	-	880	41,261	-	90
2.00%	515	-	-	-	331	12,005	-	-
2.05%	-	-	-	-	-	502	-	-
2.10%	632	-	-	-	2,408	111,097	-	-
2.15%	79	-	-	-	66	29,885	3,579	-
2.20%	30	-	-	-	106	21,081	-	24
2.25%	2	-	-	-	-	3,014	-	-
2.30%	-	-	-	-	-	29,155	-	599
2.35%	246	-	-	-	-	6,722	-	-
2.40%	-	-	-	-	-	207	-	-
2.45%	367	-	-	-	278	16,399	-	-
2.50%	-	-	-	-	599	13,095	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$115,932	$608	$258	$171	$47,371	$3,387,837	$87,583	$19,087

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX1	NVMGA2	NBARMS

0.45%	$2	$-	$-	$-	$721	$733	$-	$-
0.65%	16	16	-	-	39	359	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	91	228	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	1,173	263	2,164	24	113
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	281	-	15	-	778	3,834	-	-
1.20%	-	-	-	-	97	352	-	-
1.25%	247	594	5,291	1,293	2,831	52,383	-	172
1.30%	-	-	-	-	295	1,746	245	9
1.35%	333	67	1,182	26	2,396	13,153	358	47
1.40%	-	-	376	-	22	599	-	81
1.45%	4,022	147	-	-	28	5,884	-	18
1.55%	1,564	11,231	1,363	3,135	1,626	15,609	-	1,220
1.60%	390	489	610	195	6,888	18,876	-	50
1.65%	6,897	1,351	4,410	122	9,932	11,958	-	715
1.80%	892	1,149	211	379	2,208	16,186	-	-
1.85%	1,433	352	877	-	496	10,337	-	-
1.90%	748	366	298	345	3,333	9,085	-	-
1.95%	-	19	-	1,610	1,240	3,690	-	52
2.00%	-	180	-	41	-	322	-	-
2.05%	-	-	-	-	-	246	-	-
2.10%	187	409	-	85	109	1,324	-	150
2.15%	-	3,106	-	-	942	2,817	-	-
2.20%	405	4	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	32	-	-	104	413	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	262	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$17,417	$19,512	$14,633	$8,404	$34,348	$172,423	$855	$2,627

	NO7TB	NOVMH2	NOVPI2	NOTBBA	PMUBA	PMVSTA	ALVBWB	ACVIG

0.65%	$339	$29	$68	$7	$-	$-	$486	$84
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	66	-	-	82
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	82	55	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,264	782	2,060	2,046	214	-	1,007	3,897
1.20%	-	-	-	-	-	7	-	-
1.25%	2,592	6,118	18,425	40,883	6,736	-	6,338	7,465
1.30%	-	-	-	-	-	78	-	-
1.35%	2,633	570	1,096	4,355	1,734	17	5,711	6,063
1.40%	48	-	-	4	218	-	1,086	2,575
1.45%	610	4,834	5,066	1,383	2,419	-	-	828
1.55%	8,425	7,929	13,619	11,409	14,139	-	357	8,322
1.60%	431	10,559	26,957	15,490	5,102	-	4,212	8,082
1.65%	4,966	46,600	43,690	133,335	14,588	-	1,024	6,622
1.80%	693	3,426	8,555	24,839	1,001	-	485	1,522
1.85%	222	3,856	4,686	9,952	4,174	-	-	492
1.90%	2,763	20,037	16,813	6,729	2,481	-	-	4,729
1.95%	2,028	2,019	7,408	1,414	10,026	-	164	2,952
2.00%	-	191	395	2,131	218	-	-	84
2.05%	-	-	-	-	-	-	-	-
2.10%	2,653	4,231	1,909	1,160	208	-	-	788
2.15%	-	676	1,514	-	146	-	241	1,084
2.20%	-	97	-	3,626	1,410	-	-	1,022
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	939	-
2.35%	-	214	20	33	-	-	-	7
2.40%	-	-	988	-	-	-	-	-
2.45%	778	-	495	-	-	-	-	127
2.50%	-	83	79	-	-	-	-	224
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$30,445	$112,647	$154,310	$260,823	$65,168	$157	$22,292	$57,362

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	ACVIP2	ACVU1	ACVV	DVMCSS	FQB	FC2	FAM2	FB2

0.45%	$956	$-	$743	$236	$-	$-	$1,672	$-
0.65%	745	-	104	94	-	-	516	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	130	-	142	232	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	69	-	-	63	-	-
1.00%	104	-	23	420	-	-	-	137
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,810	3,821	6,347	360	-	15,231	1,369	-
1.20%	93	-	-	20	-	-	-	26
1.25%	20,459	-	9,386	3,384	-	-	1,837	-
1.30%	97	-	-	161	67	-	-	50
1.35%	4,727	660	20,858	2,148	-	26,689	892	-
1.40%	3,463	339	4,354	1,437	-	13,071	259	-
1.45%	5,158	-	4,663	132	-	-	467	-
1.55%	34,499	31	13,832	2,333	-	8,713	658	-
1.60%	20,532	168	3,890	2,020	-	2,021	1,227	-
1.65%	18,286	-	2,919	3,770	-	-	5,670	-
1.80%	8,658	-	1,042	1,886	-	-	3,297	-
1.85%	7,194	-	390	662	-	-	-	-
1.90%	11,381	-	1,958	4,691	-	-	830	-
1.95%	10,363	-	1,727	1,330	-	-	399	-
2.00%	279	-	22	143	-	-	98	-
2.05%	-	-	1,232	-	-	-	-	-
2.10%	1,759	-	218	136	-	-	-	-
2.15%	5,922	-	1,077	2,119	-	-	1,960	-
2.20%	-	-	688	-	-	-	-	-
2.25%	-	-	342	-	-	-	-	-
2.30%	-	-	-	-	-	-	4,797	-
2.35%	371	-	2,432	130	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	1,596	-	675	45	-	-	463	-
2.50%	203	-	959	3,505	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$160,785	$5,019	$80,092	$31,394	$67	$65,788	$26,411	$213

	FEI2	FG2	FHI2	FTVIS2	FTVMD2	FTVGI2	FTVFA2	SBVI

0.45%	$896	$3,545	$2,230	$1,366	$591	$20	$257	$-
0.65%	175	913	75	613	21	-	263	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	341	-	113	-	152	228	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	155	-	-	-	-	263	-
1.00%	-	1,592	-	83	164	1,075	80	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	12,358	11,463	3,159	4,899	2,598	-	14,402	-
1.20%	-	99	-	243	48	181	-	-
1.25%	10,667	29,394	4,624	17,145	10,188	959	7,481	-
1.30%	-	360	-	53	106	689	135	25,986
1.35%	23,437	22,864	2,204	24,665	6,424	652	11,008	-
1.40%	5,327	5,011	26	2,367	824	-	8,576	-
1.45%	1,841	4,893	1,653	21,660	3,758	610	623	-
1.55%	13,206	28,436	2,257	14,401	19,009	1,403	6,211	-
1.60%	20,309	18,124	3,663	15,342	7,328	854	3,040	-
1.65%	8,552	44,761	12,935	26,922	3,428	2,891	2,514	-
1.80%	10,078	30,646	3,191	12,089	2,985	633	3,138	-
1.85%	1,653	2,418	1,084	6,475	1,307	495	27	-
1.90%	5,721	12,705	1,843	7,210	8,969	818	489	-
1.95%	4,380	4,593	1,341	10,710	1,880	1,169	1,843	-
2.00%	324	2,542	225	2,497	250	-	38	-
2.05%	487	-	-	1,709	-	-	-	-
2.10%	752	2,802	1,388	18,373	1,875	84	-	-
2.15%	3,749	6,151	137	11,316	1,724	69	1,170	-
2.20%	143	1,459	-	2,536	647	-	232	-
2.25%	132	-	-	134	-	-	-	-
2.30%	-	1,120	-	-	-	-	-	-
2.35%	1,354	864	-	6,291	-	-	-	-
2.40%	-	-	-	687	-	-	-	-
2.45%	2,568	3,064	934	1,826	75	-	233	-
2.50%	624	1,589	1,363	501	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$128,733	$241,904	$44,332	$212,226	$74,199	$12,754	$62,251	$25,986

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	SBVSG2	LPWHY2	OVIGS	OVGSS	OVSCS	PMVAAD	PMVFAD	PMVLAD

0.45%	$-	$574	$-	$312	$-	$1,249	$246	$2,396
0.65%	-	210	-	1,042	-	296	527	497
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	16	-	-	232	-	62	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	31	-	-
1.00%	6	195	144	461	82	18	163	-
1.05%	-	10	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	342	40	3,514	-	6,813	927	11,058
1.20%	3	64	82	3	3	-	-	-
1.25%	-	3,476	-	10,038	-	5,695	1,255	33,667
1.30%	172	168	127	3	138	-	28	-
1.35%	-	434	1	2,192	362	10,307	1,508	16,022
1.40%	-	-	-	1,387	-	804	113	2,605
1.45%	-	1,678	-	1,290	-	10,541	260	25,117
1.55%	-	4,511	-	5,638	-	25,879	11,595	75,574
1.60%	-	2,764	-	7,130	-	4,061	6,214	27,949
1.65%	6	3,466	213	7,479	-	33,342	573	18,849
1.80%	-	2,027	-	9,373	-	3,623	739	7,774
1.85%	-	3,675	-	1,031	-	1,499	146	3,067
1.90%	-	3,910	-	2,888	-	12,145	3,767	24,864
1.95%	-	545	-	1,098	-	11,446	1,080	5,495
2.00%	-	214	-	474	-	895	251	424
2.05%	-	-	-	12	-	-	-	6,451
2.10%	-	2,530	-	6,262	-	1,422	2,550	659
2.15%	-	2,705	-	2,971	-	3,033	31	2,702
2.20%	-	45	-	8	-	3,356	-	-
2.25%	-	-	-	-	-	-	-	1,759
2.30%	-	-	-	366	-	-	-	-
2.35%	-	38	-	223	-	263	-	15,479
2.40%	-	-	-	79	-	-	-	-
2.45%	-	-	-	948	-	372	-	610
2.50%	-	-	-	1,483	-	-	-	5,339
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$187	$33,597	$607	$67,705	$817	$137,090	$32,035	$288,357

	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PVEIB

0.45%	$1,989	$182	$611	$799	$12,086	$17	$-	$-
0.65%	576	46	265	208	761	101	-	-
0.70%	-	64	65	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	58	8	-	25	30	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	185	195	324	48	133	-
1.00%	817	16	10	-	23	-	-	257
1.05%	-	-	3	2	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	15,509	525	4,401	2,306	32,622	1,936	538	95
1.20%	12	-	-	-	-	-	-	42
1.25%	17,782	3,188	8,251	15,428	42,065	1,642	1,018	-
1.30%	288	15	44	-	-	-	-	134
1.35%	26,654	1,162	4,274	4,190	79,353	2,421	2,279	9
1.40%	4,390	-	394	1,788	9,449	462	561	-
1.45%	5,819	2,722	531	3,887	2,558	-	-	-
1.55%	38,308	7,951	4,628	13,231	46,074	258	1,840	12
1.60%	44,325	4,010	4,329	17,285	48,773	226	228	-
1.65%	33,524	2,216	5,316	16,143	84,727	-	467	-
1.80%	11,415	399	1,118	4,080	11,997	244	346	-
1.85%	5,193	340	481	4,644	1,418	-	-	-
1.90%	29,011	1,071	4,398	6,720	19,222	155	-	-
1.95%	8,194	529	5,729	4,409	6,170	42	-	-
2.00%	3,550	125	45	327	254	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	7,861	250	3,400	850	4,738	978	78	-
2.15%	2,164	-	329	1,461	5,285	-	-	-
2.20%	1,198	-	124	-	3	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	68	-	-	-	-	-	-	-
2.35%	169	107	76	253	5	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	3,699	20	584	494	710	-	-	-
2.50%	-	42	-	216	83	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$262,573	$24,988	$49,591	$98,941	$408,730	$8,530	$7,488	$549

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	AVIE2	PROUSN	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO

0.45%	$-	$119	$24,142	$64	$110	$3	$1,161	$693
0.65%	-	45	2,935	59	-	4	251	249
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	140	-	76	-	-	811
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	11	-	319	-	353	-	-	1,312
1.05%	-	-	61	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	32	842	18,706	375	1,378	175	557	3,222
1.20%	-	-	-	-	11	11	-	51
1.25%	-	1,269	51,670	4,464	1,218	3,936	1,318	23,578
1.30%	5	-	-	-	-	-	-	-
1.35%	-	521	44,487	1,816	1,540	695	1,594	17,287
1.40%	-	106	3,243	33	45	8	72	2,353
1.45%	-	41	11,285	269	783	268	1,898	5,862
1.55%	-	3,402	31,281	2,958	1,634	1,262	1,448	19,905
1.60%	-	1,107	33,616	9,400	3,500	539	661	25,768
1.65%	-	144	67,184	3,590	649	1,971	2,576	13,174
1.80%	-	11,505	26,791	2,673	989	1,989	1,967	4,787
1.85%	-	195	5,474	1,205	204	299	811	889
1.90%	-	2,551	13,262	3,548	2,456	1,975	3,436	12,532
1.95%	-	216	7,777	376	1,211	317	1,924	8,763
2.00%	-	519	859	21	340	829	40	694
2.05%	-	-	-	-	-	-	-	17
2.10%	-	6,909	6,415	915	2,980	925	87	4,099
2.15%	-	3,080	727	239	801	7,131	531	9,070
2.20%	-	2,196	33	214	8	-	142	447
2.25%	-	-	-	-	-	-	97	-
2.30%	-	6	-	-	-	-	102	-
2.35%	-	62	265	69	5	-	29	148
2.40%	-	-	10	-	-	-	-	-
2.45%	-	112	637	33	34	-	151	549
2.50%	-	1,206	-	-	-	94	-	1,215
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$48	$36,153	$351,319	$32,321	$20,325	$22,431	$20,853	$157,475

	PROBL	PROCG	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND

0.45%	$9,278	$611	$1,636	$731	$268	$90	$507	$623
0.65%	725	-	50	96	59	64	216	106
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	187	1,136	6	-	-	-	24
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	597	-	1,966	65	106	-	-	48
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	10,695	2,172	2,618	1,883	3,409	1,521	5,541	4,841
1.20%	-	60	78	517	-	14	-	11
1.25%	19,403	12,555	32,511	6,639	2,103	17,383	25,584	9,504
1.30%	-	-	-	-	-	-	-	-
1.35%	7,448	3,594	6,477	4,012	4,388	1,430	14,753	5,634
1.40%	225	667	907	201	970	118	990	1,329
1.45%	1,398	2,302	4,540	1,020	1,853	996	3,177	743
1.55%	10,321	5,118	8,493	3,622	5,411	5,042	25,874	3,152
1.60%	33,391	17,265	29,370	6,193	18,190	18,622	41,702	11,279
1.65%	37,425	11,637	25,388	2,741	3,730	12,344	23,723	11,463
1.80%	15,577	8,201	10,650	1,620	8,107	5,743	18,780	4,953
1.85%	8,983	1,874	3,303	1,575	1,812	1,041	3,833	1,344
1.90%	15,559	2,873	6,040	1,732	6,169	5,072	15,123	3,876
1.95%	5,396	1,395	1,490	1,141	940	974	7,778	833
2.00%	1,538	824	1,468	283	358	976	2,323	373
2.05%	-	-	12	14	-	-	-	-
2.10%	4,562	1,440	6,184	2,629	1,625	2,940	8,510	1,222
2.15%	1,213	393	957	322	2,919	852	3,953	239
2.20%	476	-	223	130	-	-	405	202
2.25%	314	-	-	-	-	-	-	-
2.30%	1,540	-	-	2	70	-	1,090	-
2.35%	4,272	317	487	214	149	102	222	157
2.40%	-	-	10	12	-	-	-	-
2.45%	6,217	477	619	165	21	433	416	112
2.50%	6,026	127	9	-	55	56	102	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$202,579	$74,089	$146,622	$37,565	$62,712	$75,813	$204,602	$62,068

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	PROINT	PRONET	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE

0.45%	$2,155	$348	$777	$4,111	$185	$510	$169	$836
0.65%	328	-	266	1,119	63	34	802	1
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	52	9	-	7	-	34	-	56
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	759	54	-	30	-	219	-	359
1.05%	-	-	3	9	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	9,548	1,294	1,323	6,878	2,434	2,503	672	2,875
1.20%	-	25	-	18	-	35	104	20
1.25%	14,907	11,888	9,918	25,369	15,817	14,327	1,777	9,610
1.30%	-	-	-	-	-	-	-	-
1.35%	10,447	3,398	5,742	6,903	6,037	7,224	1,810	6,804
1.40%	427	1,431	378	4,416	740	559	472	453
1.45%	3,240	3,016	3,680	2,978	2,086	3,384	294	1,695
1.55%	4,598	7,620	6,631	12,188	16,930	13,827	6,111	9,514
1.60%	7,776	19,101	16,380	31,254	63,320	8,915	2,677	23,705
1.65%	7,536	13,430	8,566	6,151	13,239	4,252	923	14,588
1.80%	3,800	4,213	4,354	9,077	10,249	4,439	1,682	4,829
1.85%	308	1,137	1,108	3,565	47	1,691	480	1,079
1.90%	6,748	7,482	5,885	7,402	32,509	4,307	756	4,724
1.95%	1,765	1,982	2,606	1,344	1,530	1,434	559	3,387
2.00%	1,236	899	373	1,069	1,194	1,497	405	822
2.05%	20	-	8	-	482	-	249	-
2.10%	975	1,383	3,024	3,251	3,761	4,854	4,939	951
2.15%	385	663	674	1,674	31,000	10,661	4,826	1,222
2.20%	91	47	441	289	137	10	31	519
2.25%	-	-	-	226	132	-	69	-
2.30%	-	-	-	404	76	-	24	-
2.35%	103	476	542	1,804	1,368	507	493	442
2.40%	78	32	14	-	-	-	-	-
2.45%	1,157	698	81	1,708	69	483	-	311
2.50%	-	9	-	-	945	926	357	21
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$78,439	$80,635	$72,774	$133,244	$204,350	$86,632	$30,681	$88,823

	PRORRO	PROSCN	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP

0.45%	$146	$88	$835	$381	$435	$234	$35	$283
0.65%	150	-	60	22	44	59	-	14
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	50	31	-	301	-	1
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	45	-	-	-	-	-	3
1.05%	1	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	388	798	3,058	1,419	60	1,412	324	2,596
1.20%	-	-	-	-	-	187	29	-
1.25%	1,208	5,538	627	394	854	8,701	4,543	3,574
1.30%	-	-	-	-	-	-	-	-
1.35%	1,762	5,185	1,478	203	947	2,341	1,012	3,970
1.40%	137	117	126	124	143	246	345	449
1.45%	135	859	23	7	41	1,335	512	792
1.55%	242	2,464	661	448	229	5,651	750	2,897
1.60%	990	5,210	652	522	358	16,226	6,753	14,290
1.65%	517	1,219	1,026	339	326	14,527	5,642	5,003
1.80%	1,615	909	295	96	303	13,110	2,882	7,376
1.85%	16	670	169	57	363	1,317	348	74
1.90%	212	791	748	351	513	3,569	1,370	4,903
1.95%	445	501	329	414	52	2,255	267	798
2.00%	352	-	265	144	30	382	385	842
2.05%	-	-	43	17	-	15	-	-
2.10%	2,289	3,139	184	10	324	1,268	109	4,109
2.15%	455	152	215	1,830	4,216	8,394	187	6,355
2.20%	174	47	117	-	47	-	-	197
2.25%	-	-	-	-	32	-	-	-
2.30%	-	-	53	42	45	-	-	4
2.35%	-	28	112	-	13	79	-	-
2.40%	-	-	90	42	1	-	-	-
2.45%	-	23	86	-	97	237	-	-
2.50%	-	-	-	-	97	150	-	89
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$11,234	$27,783	$11,302	$6,893	$9,570	$81,996	$25,493	$58,619

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	PROUN	PROUTL	RVMFU	RSRF	RVAMR	RBKF	RBMF	RVBER

0.45%	$2,091	$433	$405	$143	$1,182	$624	$47	$484
0.65%	259	39	51	7	-	56	11	-
0.70%	-	-	-	-	-	-	159	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	209	69	74	722	-	-	204
0.90%	-	-	-	-	-	-	15	-
0.95%	-	-	-	-	-	-	95	-
1.00%	-	276	402	25	486	233	-	134
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	78	153	-	-	-	-
1.15%	1,674	1,237	2,857	15,464	46,414	3,120	10,204	17,913
1.20%	-	31	199	-	-	15	-	-
1.25%	10,286	11,713	4,363	12,075	20,335	5,738	4,835	16,788
1.30%	-	-	384	27	-	-	-	-
1.35%	4,751	3,158	10,002	22,059	29,973	8,923	10,834	12,153
1.40%	358	317	951	5,124	1,949	4,110	4,070	749
1.45%	347	2,409	3,676	4,302	215	1,770	498	159
1.55%	954	5,517	12,557	33,544	57,311	3,480	2,527	56,075
1.60%	13,773	7,841	9,331	6,780	10,473	6,039	4,297	7,532
1.65%	2,212	8,835	7,140	7,018	11,336	1,998	1,844	6,578
1.80%	27,360	5,763	4,043	2,114	4,438	2,674	971	2,419
1.85%	2,022	1,722	2,388	479	65	910	4	35
1.90%	3,780	3,350	7,968	3,892	7,588	19,132	1,029	4,912
1.95%	2,134	1,033	1,375	1,084	6,905	517	149	3,671
2.00%	696	1,064	383	1,086	8,167	531	115	6,057
2.05%	-	756	-	-	-	-	14	-
2.10%	14,007	1,148	722	1,091	3,244	1,819	483	1,704
2.15%	3,431	3,006	104	128	6,599	467	548	1,359
2.20%	5,631	129	47	459	1,646	-	273	116
2.25%	147	206	-	-	-	-	-	-
2.30%	313	-	-	-	801	-	-	3,109
2.35%	128	1,574	140	57	-	368	-	-
2.40%	-	-	-	66	256	12	4	137
2.45%	1,663	300	-	-	5,262	29	43	1,021
2.50%	2,826	618	-	-	7,590	-	2	6,845
2.55%	-	-	-	-	96	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$100,843	$62,684	$69,635	$117,251	$233,053	$62,565	$43,071	$150,154

	RBF	RVCLR	RVCMD	RCPF	RVLDD	RELF	RENF	RESF

0.45%	$1,647	$3,099	$118	$2,834	$615	$229	$513	$131
0.65%	165	14	102	198	18	19	47	253
0.70%	-	-	-	160	-	129	201	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	334	-	-	16	-	121	-
0.90%	104	-	-	56	-	46	17	-
0.95%	-	-	-	225	-	93	74	-
1.00%	-	214	59	339	-	41	105	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	21,161	37,741	3,118	19,222	18,165	7,292	10,901	5,613
1.20%	209	-	-	-	20	42	30	10
1.25%	52,189	15,407	2,493	18,256	21,238	7,767	13,449	9,981
1.30%	-	-	-	-	-	-	-	-
1.35%	39,331	12,329	7,958	27,016	16,940	15,724	24,380	17,680
1.40%	12,327	776	470	11,341	3,277	7,754	6,706	2,488
1.45%	6,080	1,028	892	1,710	176	1,666	2,185	1,380
1.55%	26,866	166,249	3,279	13,811	15,274	2,162	19,552	14,503
1.60%	44,977	19,019	1,748	10,584	3,289	6,638	57,669	54,627
1.65%	15,435	14,537	1,638	13,123	1,312	3,213	16,693	10,599
1.80%	9,785	6,096	1,722	4,946	12,073	1,421	14,127	10,119
1.85%	2,866	6	422	613	1,115	467	1,363	964
1.90%	21,396	14,257	1,745	12,692	2,619	2,627	40,776	29,926
1.95%	4,783	14,355	433	1,208	1,178	449	15,542	1,415
2.00%	2,272	4,146	2,803	946	701	45	1,989	138
2.05%	-	-	-	25	3	-	-	-
2.10%	5,676	4,156	2,771	977	1,690	1,461	2,278	578
2.15%	11,279	191	110	563	524	344	7,014	254
2.20%	2,947	6,537	4	354	1,515	244	591	4
2.25%	-	-	-	-	-	-	-	-
2.30%	312	-	-	432	-	-	221	53
2.35%	507	-	47	312	33	88	97	34
2.40%	509	25	25	19	362	-	32	-
2.45%	1,182	436	-	437	67	7	549	-
2.50%	1,377	16,211	20	316	595	4	361	20
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$285,382	$337,163	$31,977	$142,715	$102,815	$59,972	$237,583	$160,770

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	RLCE	RFSF	RUGB	RHCF	RINF	RVIDD	RJNF	RVIMC

0.45%	$135	$426	$7,839	$5,595	$275	$228	$775	$3
0.65%	5	51	2,147	580	81	9	541	5
0.70%	-	132	-	153	189	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	209	128	-	-	44	-
0.90%	-	-	-	72	-	-	-	-
0.95%	-	92	-	67	104	-	-	-
1.00%	-	-	235	842	25	-	-	-
1.05%	-	-	82	-	-	-	32	-
1.10%	-	-	39	-	-	-	-	-
1.15%	4,817	10,356	22,174	30,729	9,097	3,861	5,410	253
1.20%	-	262	-	229	172	-	-	-
1.25%	340	10,295	8,054	67,833	3,398	3,574	2,811	544
1.30%	-	-	-	-	-	-	-	-
1.35%	6,525	24,951	21,266	55,720	14,629	3,997	4,872	812
1.40%	2,430	5,871	5,178	19,591	9,380	2,974	646	126
1.45%	3	1,402	1,524	8,872	145	340	213	775
1.55%	1,494	9,146	9,752	31,258	8,206	4,002	2,875	2,978
1.60%	1,745	18,245	33,595	57,461	3,847	3,105	5,020	236
1.65%	151	5,166	9,555	21,191	1,011	1,304	3,051	1,006
1.80%	51	2,945	30,007	13,022	2,134	11,998	2,749	372
1.85%	23	458	1,268	2,244	330	356	323	-
1.90%	43	6,859	3,940	32,725	4,182	3,260	2,604	255
1.95%	172	1,009	5,123	4,583	976	286	3,984	209
2.00%	86	1,313	2,570	3,081	9	492	1,537	58
2.05%	-	-	90	62	-	-	13	-
2.10%	-	1,483	1,751	10,828	261	359	284	-
2.15%	157	1,144	748	5,914	335	5,429	277	5,164
2.20%	-	1,138	300	613	384	37	1,221	-
2.25%	-	-	-	-	-	-	-	-
2.30%	192	-	46	8,778	86	67	262	19
2.35%	1	-	153	1,053	-	50	89	-
2.40%	-	13	221	286	-	-	28	-
2.45%	-	290	159	2,873	4	102	195	-
2.50%	-	868	-	319	219	159	2	163
2.55%	-	-	55	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$18,370	$103,915	$168,080	$386,702	$59,479	$45,989	$39,858	$12,978

	RAF	RVISC	RUF	RLCJ	RLF	RMED	RVARS	RVF

0.45%	$164	$486	$241	$452	$572	$372	$711	$29,262
0.65%	3	78	58	120	129	87	337	1,552
0.70%	-	-	-	-	210	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	3	44	13	-	-	-	79	150
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	205	-	-	-
1.00%	-	-	33	-	279	-	74	-
1.05%	-	-	-	2	-	-	-	60
1.10%	-	-	-	-	-	-	285	-
1.15%	1,003	4,014	7,217	4,752	12,242	10,380	12,328	24,122
1.20%	-	-	-	-	268	-	8	33
1.25%	676	2,589	2,368	723	4,538	25,432	19,026	78,086
1.30%	-	-	-	-	-	-	45	-
1.35%	1,321	2,278	7,804	5,629	22,268	7,901	17,685	19,718
1.40%	105	360	918	1,886	11,015	2,266	851	3,921
1.45%	-	1,480	703	1,221	363	31	9,334	1,226
1.55%	1,163	5,277	4,469	3,503	8,782	3,636	16,658	23,088
1.60%	1,020	667	2,626	3,857	3,103	2,111	10,887	12,214
1.65%	1,070	266	1,069	2,448	6,236	882	5,784	10,689
1.80%	353	407	5,097	290	991	2,714	2,889	7,335
1.85%	1	240	1,117	23	27	400	654	5,854
1.90%	539	948	909	193	1,860	1,275	2,999	8,549
1.95%	33	400	142	107	186	2,120	2,669	2,746
2.00%	49	141	1,815	93	-	1,140	885	1,438
2.05%	6	7	6	-	-	-	-	492
2.10%	62	69	597	402	778	1,826	816	4,905
2.15%	3,714	4,360	4,890	267	367	983	476	1,477
2.20%	-	-	-	-	454	2,075	159	679
2.25%	-	-	-	-	-	-	-	-
2.30%	3	27	19	-	657	-	478	-
2.35%	-	-	14	21	-	26	88	168
2.40%	9	29	15	17	7	62	-	466
2.45%	-	-	-	4	138	692	-	162
2.50%	160	162	163	7	93	204	-	65
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$11,457	$24,329	$42,303	$26,017	$75,768	$66,615	$106,205	$238,457

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	ROF	RNF	RPMF	RREF	RRF	RMEK	RTF	RVLCG

0.45%	$17,055	$5,973	$2,303	$1,095	$1,688	$1,601	$2,545	$8,570
0.65%	1,195	619	353	158	213	327	360	1,345
0.70%	-	-	74	133	182	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	341	16	3	5	-	31	16	11
0.90%	-	-	5	-	-	-	-	-
0.95%	-	-	99	214	88	-	-	103
1.00%	-	-	-	278	867	-	-	7
1.05%	38	-	-	-	-	3	-	-
1.10%	579	695	-	71	-	400	-	-
1.15%	22,204	48,926	14,164	19,712	9,388	10,440	16,938	33,604
1.20%	22	-	11	10	-	-	-	31
1.25%	23,394	3,685	8,803	11,093	2,559	3,296	72,810	73,762
1.30%	-	-	-	-	-	-	-	-
1.35%	32,560	49,218	23,292	25,258	16,247	8,873	27,436	148,556
1.40%	3,129	8,410	15,332	7,974	7,680	1,283	1,209	16,100
1.45%	2,443	74	555	2,516	554	268	1,314	13,874
1.55%	29,640	13,501	10,984	13,896	7,508	7,228	5,767	42,116
1.60%	36,287	3,762	6,754	7,588	9,503	5,261	49,237	90,437
1.65%	39,402	5,987	11,556	8,641	2,718	2,512	4,525	72,772
1.80%	13,890	2,773	3,968	3,741	3,175	3,301	7,247	24,564
1.85%	1,194	3,209	305	1,254	704	153	1,396	4,999
1.90%	12,928	5,193	3,113	4,816	9,827	1,262	6,223	113,939
1.95%	6,311	2,527	7,390	7,030	737	2,556	863	17,886
2.00%	6,584	1,494	1,233	1,137	385	1,935	798	6,558
2.05%	175	1	362	9	-	105	138	639
2.10%	9,711	719	4,348	4,492	191	4,075	3,953	11,689
2.15%	2,420	1,738	809	2,333	554	247	1,442	3,552
2.20%	588	1,161	193	325	346	996	543	79
2.25%	-	524	62	-	-	-	-	138
2.30%	-	471	23	494	-	-	190	4,823
2.35%	42	1	565	261	373	337	231	1,998
2.40%	11	35	180	-	-	390	222	8
2.45%	-	335	64	896	-	35	1,428	1,212
2.50%	-	225	266	440	30	126	439	799
2.55%	159	175	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$262,302	$161,447	$117,169	$125,870	$75,517	$57,041	$207,270	$694,171

	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL

0.45%	$2,492	$4,737	$905	$4,754	$1,429	$1,795	$679	$142
0.65%	489	924	202	817	352	277	183	122
0.70%	-	-	-	-	-	-	141	-
0.80%	-	-	-	-	-	-	-	-
0.85%	17	272	2	157	3	101	-	-
0.90%	-	-	-	-	-	-	50	35
0.95%	96	93	82	64	-	29	92	-
1.00%	6	1,467	121	692	-	1	58	-
1.05%	5	15	2	19	4	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	26,658	28,854	11,882	11,061	6,381	6,709	13,206	1,827
1.20%	-	75	18	59	16	-	-	-
1.25%	35,114	40,641	9,556	32,577	14,611	1,989	6,632	1,900
1.30%	-	-	-	-	-	-	-	-
1.35%	47,019	51,337	20,951	65,961	15,714	4,975	30,892	2,989
1.40%	9,436	5,485	4,163	3,097	2,759	1,750	8,105	523
1.45%	5,626	4,611	1,505	3,541	853	236	2,865	1,520
1.55%	30,033	36,340	18,013	25,508	13,984	3,837	13,208	579
1.60%	83,876	87,796	20,632	33,541	16,566	3,847	8,629	1,789
1.65%	48,196	38,438	11,006	26,315	24,526	3,485	4,225	771
1.80%	10,155	20,405	11,332	16,604	9,094	2,027	4,611	575
1.85%	6,103	2,011	1,086	2,163	1,220	129	1,294	26
1.90%	62,531	67,837	29,729	58,347	15,730	2,205	29,339	1,729
1.95%	9,828	5,392	4,268	6,475	7,585	4,590	1,364	88
2.00%	2,078	1,915	232	2,378	138	1,320	740	-
2.05%	576	76	6	67	-	72	-	-
2.10%	15,362	11,735	4,734	12,299	3,614	305	3,498	1
2.15%	1,799	1,335	582	1,816	277	235	2,329	129
2.20%	64	61	-	-	43	-	263	-
2.25%	148	-	-	-	-	-	-	-
2.30%	184	10,138	36	5,249	-	1,050	1,369	-
2.35%	1,301	510	-	681	66	3	130	-
2.40%	8	-	-	25	-	177	-	-
2.45%	4,089	714	3,303	393	1,189	-	1,515	-
2.50%	539	351	32	17	-	-	4	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$403,828	$423,565	$154,380	$314,677	$136,154	$41,144	$135,421	$14,745

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	RTRF	RUTL	RVWDL	GVFRB	GSBLMO	RHYS	TRHS2	VWHAS

0.45%	$14	$1,667	$165	$486	$357	$199	$-	$-
0.65%	58	116	20	116	71	8	-	-
0.70%	146	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	95	5	-	-	-	-	26
0.90%	58	70	-	-	-	-	-	-
0.95%	174	-	-	-	-	-	-	-
1.00%	6	279	-	-	37	-	882	473
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	14,928	10,255	2,957	4,454	432	14,114	-	-
1.20%	104	19	-	-	-	-	1,757	172
1.25%	5,376	9,454	543	21,332	1,876	14,214	-	-
1.30%	-	-	-	-	85	-	438	399
1.35%	24,987	15,316	897	23,807	856	10,887	304	53
1.40%	8,593	6,309	155	1,555	-	75	-	-
1.45%	759	980	167	4,482	1,296	2,913	-	-
1.55%	5,630	5,173	310	15,011	8,223	1,430	2	10
1.60%	5,315	8,690	178	28,241	1,422	520	-	-
1.65%	5,889	4,880	222	17,840	1,544	829	248	142
1.80%	2,899	2,478	165	11,299	1,680	1,865	-	-
1.85%	251	825	61	4,858	271	2	-	-
1.90%	15,501	8,298	357	7,174	4,664	2,899	-	-
1.95%	335	4,132	58	4,332	118	28	-	-
2.00%	752	327	751	5,888	-	386	-	-
2.05%	-	12	6	-	-	-	-	-
2.10%	5,370	1,987	315	4,565	430	238	-	-
2.15%	786	799	69	1,212	-	-	-	-
2.20%	931	204	-	3,929	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	1,995	90	15	-	-	-	-	-
2.35%	15	182	-	15	67	-	-	-
2.40%	10	5	9	527	-	-	-	-
2.45%	411	36	4	1,227	-	-	-	-
2.50%	390	236	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$101,683	$82,914	$7,429	$162,350	$23,429	$50,607	$3,631	$1,275

	VWHA	WRASP	WRENG	DXVIMF	DXVIC	DXVHY	FC2R	FEI2R

0.45%	$315	$1,088	$-	$-	$-	$117	$-	$462
0.65%	52	199	-	-	-	-	-	104
0.70%	-	-	-	-	-	-	-	-
0.80%	-	72	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	166	-	-	-	-	31	-
1.00%	-	126	32	-	1	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,975	20,055	-	90	-	191	8,020	6,040
1.20%	-	139	-	-	-	-	-	-
1.25%	7,246	59,355	-	601	161	226	-	4,147
1.30%	-	158	17	-	-	-	-	-
1.35%	3,563	47,926	-	272	-	2,606	15,322	13,301
1.40%	306	23,934	-	50	-	9	6,876	3,087
1.45%	1,948	9,697	-	28	10	82	-	601
1.55%	8,518	52,867	21	170	161	7,096	5,456	6,430
1.60%	7,988	44,947	-	278	-	233	889	11,616
1.65%	8,395	37,092	5	395	-	5,832	-	3,204
1.80%	4,209	13,938	-	166	29	857	-	5,920
1.85%	3,545	5,798	-	-	-	115	-	438
1.90%	4,991	17,758	-	163	-	1,011	-	3,355
1.95%	4,238	6,525	-	243	43	21	-	2,170
2.00%	281	3,540	-	-	34	-	-	248
2.05%	194	-	-	-	-	-	-	25
2.10%	1,942	4,974	-	426	-	-	-	1,847
2.15%	420	4,330	-	-	-	-	-	2,460
2.20%	96	2,001	-	-	-	-	-	133
2.25%	52	-	-	-	-	-	-	7
2.30%	-	-	-	-	-	-	-	-
2.35%	379	364	-	-	-	-	-	256
2.40%	-	-	-	-	-	-	-	-
2.45%	239	1,271	-	-	-	-	-	1,282
2.50%	270	15	-	-	-	3,006	-	152
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$62,162	$358,335	$75	$2,882	$439	$21,402	$36,594	$67,285

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FG2R	FHI2R	ACVIG3	ACVU3	ACVV3	VWAR

0.45%	$1,328	$3,598	$823	$-	$1,115	$-
0.65%	718	70	140	-	163	-
0.70%	-	-	-	-	-	-
0.80%	-	-	-	-	-	-
0.85%	66	-	140	-	238	-
0.90%	-	-	-	-	-	-
0.95%	74	-	-	-	106	-
1.00%	221	-	-	-	53	-
1.05%	-	-	-	-	-	-
1.10%	-	-	-	-	-	-
1.15%	9,020	2,109	7,532	5,716	10,081	37
1.20%	-	-	-	-	5	-
1.25%	36,792	1,950	10,029	-	11,224	3,083
1.30%	-	-	-	-	-	-
1.35%	16,054	1,000	10,990	1,052	30,508	843
1.40%	2,836	16	4,512	380	7,111	-
1.45%	1,963	602	1,244	-	7,415	252
1.55%	14,048	1,456	8,827	49	19,995	1,590
1.60%	11,276	1,721	13,391	265	5,551	509
1.65%	15,031	1,885	7,702	-	2,952	556
1.80%	22,095	273	4,726	-	2,184	1,176
1.85%	241	582	698	-	453	222
1.90%	6,696	2,007	10,886	-	3,185	719
1.95%	1,522	546	3,084	-	1,224	188
2.00%	544	118	484	-	25	45
2.05%	-	-	-	-	-	-
2.10%	6,909	26	1,287	-	759	74
2.15%	2,180	145	1,747	-	244	649
2.20%	716	-	1,683	-	1,121	-
2.25%	-	-	-	-	-	-
2.30%	-	-	-	-	-	-
2.35%	323	-	340	-	9	-
2.40%	-	-	-	-	-	-
2.45%	1,089	501	170	-	1,076	-
2.50%	608	478	355	-	206	-
2.55%	-	-	-	-	-	-
2.85%	-	-	-	-	-	-

Totals	$152,350	$19,083	$90,790	$7,462	$107,003	$9,943

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $29,462,526 and $16,765,003, respectively, and total transfers from the Account to the fixed account were $29,582,514 and $16,851,051, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $1,270,117 and $1,293,658 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $433,647 and $709,188 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $1,599,625 and $1,206,401 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$1,613,774,034	$-	$-	$1,613,774,034

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 were as follows:

	Purchases of Investments	Sales of Investments
V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)	$647,790	$1,451
VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	1,312,965	3,371,000
VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)	1,303,902	206,106
Global Small Capitalization Fund - Class 4 (AMVGS4)	3,803,618	2,201,923
Insurance Series(R) - International Fund: Class 4 (AMVI4)	441,246	194,416
Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	1,029,798	1,969
Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	180,482	334
Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)	4,128,417	348,336
BlackRock High Yield V.I. Fund - Class III (BRVHY3)	416,124	586
Global Allocation V.I. Fund - Class III (MLVGA3)	11,348,583	7,368,607
VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)	547,765	11,136
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)	162,457	81,107
VIP Small Cap Value Series: Service Class (DWVSVS)	239,253	5,645
Floating-Rate Income Fund (ETVFR)	2,451,482	331,712
VIP Real Estate Portfolio: Service Class 2 (FRESS2)	305,612	370
VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)	3,171,545	914,543
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	546,858	97,481
VIT - Goldman Sachs High Quality Floating Rate Fund - Advisor Shares (GVHQFA)	2,717,058	1,402,982
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	1,699,097	571,901
VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)	2,818,967	1,489,536
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)	78,795	356
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)	10,189	1
Balanced Portfolio: Service Shares (JABS)	92,177	268
Enterprise Portfolio: Service Shares (JAMGS)	785,146	13,278
Flexible Bond Portfolio: Service Shares (JAFBS)	683,537	563
Global Technology Portfolio: Service Shares (JAGTS)	265,390	5,463
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	2,569,569	1,949,476
ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)	241,504	575
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	464,344	583
Short Duration Income Portfolio: Class VC (LOVSDC)	658,356	17,565
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)	247,384	334
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)	384,247	387
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)	1,090,733	1,031,261
Utilities Series - Service Class (MVUSC)	161,811	320
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	740,401	5,107
The Merger Fund VL (MGRFV)	4,275,309	2,788,533
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)	2,101,350	830,651
Emerging Markets Debt Portfolio - Class II (MSEMB)	3,237,512	1,085,626
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)	754,696	597,673
Global Real Estate Portfolio - Class II (VKVGR2)	3,840,168	2,347,919
NVIT Bond Index Fund Class I (NVBX)	17,411,271	5,463,205
NVIT International Index Fund Class I (NVIX)	13,454,827	9,508,357
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)	2,220,706	211,750
NVIT Flexible Fixed Income Fund Class P (NVFIP)	752,447	210,615
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)	1,976,451	144,175
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	1,118,389	84,901
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	568,905	44,540
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	289,367	863
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	17,264,651	9,859,601
American Funds NVIT Bond Fund - Class II (GVABD2)	139,134	172
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,015,348	7,565
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,327,642	12,455
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	1,244,864	159,133
Federated NVIT High Income Bond Fund - Class I (HIBF)	290,404	973,230
NVIT Emerging Markets Fund - Class I (GEM)	2,428,105	1,563,905
NVIT Emerging Markets Fund - Class II (GEM2)	113,231	122
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	6,453	7
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	92,254	148
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	10,306,382	4,813,233
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	5,401,801	12,607,338
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	3,615,346	2,186,037
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	12,731,233	14,414,415
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	17,762,324	7,181,714
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	15,148,230	1,261,394
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	4,748,590	11,649,533
NVIT Core Bond Fund - Class II (NVCBD2)	248,990	278
NVIT Core Plus Bond Fund - Class II (NVLCP2)	13,827,057	16,810,665
NVIT Nationwide Fund - Class I (TRF)	6,128,709	5,115,365
NVIT Nationwide Fund - Class II (TRF2)	61,277	5,194
NVIT Government Bond Fund - Class I (GBF)	32,826,222	28,762,085

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

NVIT Government Bond Fund - Class II (GBF2)	186,298	162
American Century NVIT Growth Fund - Class II (CAF2)	5,185,669	2,925,792
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	1,857,231	2,882,574
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	10,121,212	8,635,798
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	1,775,362	2,181,323
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	7,097,576	5,502,438
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	27,812,028	6,362,153
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	5,543,390	2,296,288
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	8,562,181	5,185,707
NVIT Mid Cap Index Fund - Class I (MCIF)	7,236,220	2,733,105
NVIT Money Market Fund - Class I (SAM)	0	47,665
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	3,174,379	2,438,892
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	1,477,355	1,353,914
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	2,835,779	2,053,722
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	2,226,089	1,806,629
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	36,403	22,297
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	12,726,004	8,924,000
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	3,605,060	5,281,901
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	4,160,887	3,073,497
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	318,159	408
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	2,419,176	2,884,336
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	228,562	153
NVIT Multi-Manager Small Company Fund - Class I (SCF)	798,657	996,358
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	116,981	96
NVIT Multi-Sector Bond Fund - Class I (MSBF)	5,650,996	4,795,705
NVIT Short Term Bond Fund - Class II (NVSTB2)	6,535,827	7,356,857
NVIT Large Cap Growth Fund - Class II (NVOLG2)	380,414	2,216
Templeton NVIT International Value Fund - Class III (NVTIV3)	275,877	204
Invesco NVIT Comstock Value Fund - Class II (EIF2)	224,395	162
NVIT Real Estate Fund - Class II (NVRE2)	6,884,882	8,569,143
NVIT Money Market Fund - Class II (NVMM2)	1,126,765,260	1,115,182,190
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	912,850	551,407
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	751,015	651,823
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	1,401,099	180,812
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	1,124,355	773,368
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	888,869	157,770
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	862,135	155,925
NVIT Small Cap Index Fund Class II (NVSIX2)	6,142,473	2,833,333
NVIT S&P 500 Index Fund Class I (GVEX1)	47,144,184	16,969,596
NW BlkRkNVITMgdGlblAllocII (NVMGA2)	305,232	834
Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)	765,703	381,010
7Twelve Balanced Portfolio (NO7TB)	831,311	942,516
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)	6,826,874	2,844,317
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)	2,001,815	3,458,334
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)	7,596,815	3,854,421
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)	2,327,599	1,975,052
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)	149,926	1,182
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	683,616	846,355
VP Income & Growth Fund - Class I (ACVIG)	12,598,812	2,709,830
VP Inflation Protection Fund - Class II (ACVIP2)	2,440,633	2,388,685
VP Ultra(R) Fund - Class I (ACVU1)	1,177,967	38,539
VP Value Fund - Class I (ACVV)	18,060,418	2,150,009
Mid Cap Stock Portfolio - Service Shares (DVMCSS)	3,041,899	1,282,837
Quality Bond Fund II - Primary Shares (FQB)	197	76
Contrafund(R)Portfolio - Service Class 2 (FC2)	8,228,756	1,123,436
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	569,080	749,456
VIP Balanced Portfolio - Service Class 2 (FB2)	307,185	74,897
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	19,001,042	5,717,565
VIP Growth Portfolio - Service Class 2 (FG2)	48,902,904	3,768,877
VIP High Income Portfolio - Service Class 2 (FHI2)	10,697,748	6,080,474
Franklin Income Securities Fund - Class 2 (FTVIS2)	6,792,961	6,570,980
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	3,373,934	1,339,384
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	3,427,189	145,610
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	412,430	2,324,828
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)	108,780	47,190
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)	130,400	150
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)	1,706,232	970,258
International Growth Fund/VA - Service Shares (OVIGS)	357,312	344
Global Securities Fund/VA - Service Class (OVGSS)	10,346,083	6,993,626
Main Street Small - & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	511,641	17,114
All Asset Portfolio - Advisor Class (PMVAAD)	1,418,299	4,810,844
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,103,738	1,173,033
Low Duration Portfolio - Advisor Class (PMVLAD)	38,441,111	25,986,061
Total Return Portfolio - Advisor Class (PMVTRD)	22,539,363	17,537,700
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	771,018	403,787
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	1,387,804	2,790,412
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)	2,797,813	2,696,911
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	89,998,899	84,500,582
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)	771,073	645,848
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)	44,386	214,928
VT Equity Income Fund: Class IB (PVEIB)	489,466	335
VI International Growth Fund - Series II Shares (AVIE2)	79,965	41
VP UltraShort NASDAQ-100 (PROUSN)	104,920,630	104,400,074
VP Access High Yield Fund (PROAHY)	130,621,504	129,427,509
VP Asia 30 (PROA30)	13,444,938	12,303,013
VP Banks (PROBNK)	5,853,603	4,816,651

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

VP Basic Materials (PROBM)	1,331,770	1,949,874
VP Bear (PROBR)	50,691,612	50,687,721
VP Biotechnology (PROBIO)	12,097,950	17,075,068
VP Bull (PROBL)	309,584,787	321,062,310
VP Consumer Goods (PROCG)	16,556,845	18,720,153
VP Consumer Services (PROCS)	16,978,827	19,158,321
VP Emerging Markets (PROEM)	19,389,853	20,062,728
VP Europe 30 (PROE30)	11,303,523	9,578,476
VP Financials (PROFIN)	22,137,346	13,523,996
VP Health Care (PROHC)	13,132,604	15,878,067
VP Industrials (PROIND)	14,011,529	9,948,843
VP International (PROINT)	22,796,714	22,761,199
VP Internet (PRONET)	14,715,728	10,329,749
VP Japan (PROJP)	10,825,178	9,072,295
VP NASDAQ-100 (PRON)	113,438,490	115,544,459
VP Oil & Gas (PROOG)	10,243,973	5,890,019
VP Pharmaceuticals (PROPHR)	12,916,993	12,652,615
VP Precious Metals (PROPM)	6,620,702	6,115,391
VP Real Estate (PRORE)	16,014,725	14,437,206
VP Rising Rates Opportunity (PRORRO)	21,118,747	21,221,553
VP Semiconductor (PROSCN)	6,500,640	10,241,085
VP Short Emerging Markets (PROSEM)	12,651,701	12,495,570
VP Short International (PROSIN)	4,809,826	4,923,590
VP Short NASDAQ-100 (PROSN)	23,339,104	23,207,928
VP Technology (PROTEC)	17,169,264	14,728,254
VP Telecommunications (PROTEL)	10,838,977	10,985,946
VP U.S. Government Plus (PROGVP)	33,785,426	32,443,128
VP UltraNASDAQ-100 (PROUN)	159,128,373	162,553,718
VP Utilities (PROUTL)	12,501,152	14,441,514
Global Managed Futures Strategy (RVMFU)	9,452,783	4,890,085
Variable Fund - Long Short Equity Fund (RSRF)	5,026,015	2,025,766
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)	4,006,430	3,021,579
Variable Trust - Banking Fund (RBKF)	17,988,676	16,210,660
Variable Trust - Basic Materials Fund (RBMF)	4,945,024	5,963,693
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)	1,173,278	1,441,709
Variable Trust - Biotechnology Fund (RBF)	36,221,111	33,268,086
Variable Fund - CLS AdvisorOne Clermont (RVCLR)	6,731,442	7,020,488
Variable Trust - Commodities Strategy Fund (RVCMD)	3,386,303	3,479,459
Variable Trust - Consumer Products Fund (RCPF)	25,002,608	18,032,024
Variable Trust - Dow 2x Strategy Fund (RVLDD)	89,210,872	82,473,918
Variable Trust - Electronics Fund (RELF)	12,368,988	12,810,081
Variable Trust - Energy Fund (RENF)	16,653,907	15,038,020
Variable Trust - Energy Services Fund (RESF)	11,954,591	11,265,614
Variable Trust - Europe 1.25x Strategy Fund (RLCE)	7,853,035	8,070,544
Variable Trust - Financial Services Fund (RFSF)	4,985,260	4,791,279
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	134,103,397	135,801,952
Variable Trust - Health Care Fund (RHCF)	39,353,456	37,254,776
Variable Trust - Internet Fund (RINF)	18,616,991	15,580,456
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	94,506,511	92,979,606
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)	36,326,147	36,667,043
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)	2,324,438	2,600,213
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)	8,085,359	7,954,562
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)	46,329,590	44,323,460
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)	38,291,898	37,714,188
Variable Trust - Japan 2x Strategy Fund (RLCJ)	10,754,019	10,373,495
Variable Trust - Leisure Fund (RLF)	14,043,282	11,256,628
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)	23,808,259	15,342,823
Variable Fund - Multi-Hedge Strategies (RVARS)	5,582,943	4,059,553
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)	107,091,479	112,704,041
Variable Trust - NASDAQ-100(R) Fund (ROF)	117,548,712	110,740,075
Variable Trust - Nova Fund (RNF)	148,987,365	151,535,405
Variable Trust - Precious Metals Fund (RPMF)	21,274,754	17,938,613
Variable Trust - Real Estate Fund (RREF)	16,589,064	19,849,731
Variable Trust - Retailing Fund (RRF)	11,718,236	12,560,122
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	47,464,207	49,810,739
Variable Trust - S&P 500 2x Strategy Fund (RTF)	99,837,302	103,861,041
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)	55,599,497	65,302,208
Variable Trust - S&P 500 Pure Value Fund (RVLCV)	33,463,937	45,495,632
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)	56,307,333	51,318,596
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)	20,797,816	21,614,045
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)	43,815,282	42,415,646
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)	14,180,529	13,067,297
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)	20,173,767	22,679,335
Variable Trust - Technology Fund (RTEC)	10,122,032	11,436,821
Variable Trust - Telecommunications Fund (RTEL)	2,431,072	2,435,312
Variable Trust - Transportation Fund (RTRF)	4,408,022	9,057,906
Variable Trust - Utilities Fund (RUTL)	30,760,351	31,178,180
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)	4,874,816	4,566,420
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)	18,542,804	13,339,702
Series M (Macro Opportunities Series) (GSBLMO)	1,353,869	383,817
Rydex Variable Trust - High Yield Strategy Fund (RHYS)	22,443,568	21,604,564
Health Sciences Portfolio - II (TRHS2)	1,742,304	90,407
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	800,927	5,935
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	2,052,627	1,424,288
Variable Insurance Portfolios - Asset Strategy (WRASP)	9,095,867	7,984,438
Variable Insurance Portfolios - Energy (WRENG)	75,682	120

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (obsolete) (DXVIMF)	637,871	1,182,865
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (obsolete) (DXVIC)	47,662	69,162
Dynamic VP HY Bond Fund (obsolete) (DXVHY)	2,843,560	3,848,713
VIP Contrafund(R) Portfolio - Service - Class 2R (obsolete) (FC2R)	1,066,682	8,943,136
VIP Equity-Income Portfolio - Service Class 2 R (obsolete) (FEI2R)	2,169,076	15,107,518
VIP Growth Portfolio - Service Class 2 R (obsolete) (FG2R)	2,619,787	41,183,622
VIP High Income Portfolio - Service Class 2R (obsolete) (FHI2R)	3,279,651	7,179,802
VP Income & Growth Fund - Class III (obsolete) (ACVIG3)	2,392,911	13,942,893
VP Ultra(R) Fund - Class III (obsolete) (ACVU3)	154,096	1,179,530
VP Value Fund - Class III (obsolete) (ACVV3)	1,890,719	18,066,403
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (obsolete) (VWAR)	91,692	1,836,325

Total	$4,816,753,540	$4,578,947,643

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
2015	1.00%	to	1.65%	65,660	$9.49	to	$9.46	$622,614	0.65%	-5.07%	to	-5.37%	****
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2015	0.45%	to	2.20%	274,435	7.15	to	6.88	1,917,607	0.54%	-38.20%	to	-39.29%
2014	0.45%	to	2.20%	475,016	11.57	to	11.33	5,434,050	0.26%	11.41%	to	9.45%
2013	1.25%	to	1.55%	15,416	10.37	to	10.37	159,842	0.00%	3.70%	to	3.65%	****
VIT Red Rocks Private Equity Portfolio -Class III (ARLPE3)
2015	0.45%	to	2.15%	104,224	10.09	to	9.89	1,038,760	0.10%	-1.76%	to	-3.44%
Global Small Capitalization Fund - Class 4 (AMVGS4)
2015	0.45%	to	2.45%	255,289	11.66	to	11.05	2,897,476	0.00%	-0.47%	to	-2.47%
2014	0.45%	to	2.45%	147,152	11.72	to	11.33	1,692,177	0.07%	1.42%	to	-0.61%
2013	0.45%	to	2.45%	97,190	11.55	to	11.40	1,115,290	0.18%	15.53%	to	13.97%	****
Insurance Series(R) -International Fund: Class 4 (AMVI4)
2015	1.00%	to	1.55%	25,800	8.93	to	8.91	230,426	1.45%	-10.66%	to	-10.89%	****
Insurance Series(R) -Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2015	1.00%	to	1.65%	105,055	9.60	to	9.57	1,007,580	2.61%	-4.02%	to	-4.32%	****
Insurance Series(R) -New World Fund: Class 4 (AMVNW4)
2015	1.00%	to	1.65%	19,342	9.28	to	9.26	179,408	0.41%	-7.15%	to	-7.44%	****
Insurance Series(R) - Capital Income Builder(R) -Class 4 (AMVCB4)
2015	0.45%	to	2.15%	381,441	9.63	to	9.45	3,629,367	2.89%	-2.23%	to	-3.90%
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
2015	1.00%	to	1.35%	42,539	9.34	to	9.33	397,214	1.72%	-6.56%	to	-6.73%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2015	0.45%	to	2.35%	2,548,870	12.78	to	11.46	30,683,389	1.08%	-1.45%	to	-3.33%
2014	0.45%	to	2.45%	2,368,131	12.96	to	11.79	29,246,367	2.43%	1.47%	to	-0.57%
2013	0.45%	to	2.45%	2,020,857	12.78	to	11.86	24,936,791	1.21%	13.90%	to	11.61%
2012	0.45%	to	2.45%	1,703,212	11.22	to	10.63	18,765,559	1.30%	9.47%	to	7.27%
2011	0.45%	to	2.45%	2,154,758	10.25	to	9.91	21,919,978	2.34%	-4.07%	to	-6.00%
VSF - iShares Dynamic Allocation V.I. Fund -Class III (BRVDA3)
2015	0.45%	to	1.95%	53,940	9.51	to	9.35	508,135	3.96%	-4.42%	to	-5.86%
Credit Suisse Trust -Commodity Return Strategy Portfolio (CSCRS)
2015	0.45%	to	2.15%	86,189	5.55	to	5.04	455,552	0.00%	-25.43%	to	-26.71%
2014	0.45%	to	2.15%	72,108	7.45	to	6.87	513,524	0.00%	-17.38%	to	-18.80%
2013	0.45%	to	2.10%	77,903	9.02	to	8.48	678,614	0.00%	-10.67%	to	-12.16%
2012	0.45%	to	2.35%	76,969	10.09	to	9.59	757,682	0.00%	-2.54%	to	-4.40%
2011	0.45%	to	2.35%	220,959	10.36	to	10.03	2,248,913	2.90%	-13.04%	to	-14.70%
VIP Small Cap Value Series: Service Class (DWVSVS)
2015	1.00%	to	1.65%	25,034	9.15	to	9.12	228,790	0.00%	-8.53%	to	-8.81%	****
Floating-Rate Income Fund (ETVFR)
2015	0.45%	to	2.45%	214,276	9.64	to	9.51	2,051,353	1.94%	-3.63%	to	-4.94%	****
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2015	1.00%	to	1.65%	29,685	10.43	to	10.40	309,371	3.27%	4.28%	to	3.96%	****
VIP Fund - VIP Strategic Income Portfolio -Service Class 2 (FVSIS2)
2015	0.45%	to	2.00%	225,260	9.66	to	9.49	2,151,273	4.66%	-2.38%	to	-3.90%
Goldman Sachs Global Markets Navigator Fund -Service Shares (GVGMNS)
2015	1.00%	to	2.45%	53,424	9.85	to	9.55	519,462	0.11%	-6.76%	to	-8.13%
2014	1.25%	to	2.15%	10,294	10.54	to	10.43	107,843	0.06%	2.65%	to	1.71%
VIT - Goldman Sachs High Quality Floating Rate Fund-Advisor Shares (GVHQFA)
2015	1.00%	to	2.50%	133,762	9.82	to	9.65	1,304,668	0.34%	-1.56%	to	-3.05%
VIT - Goldman Sachs Strategic Income Fund -Advisor Shares (GVSIA)
2015	0.45%	to	2.10%	115,180	9.66	to	9.48	1,099,600	2.33%	-2.69%	to	-4.30%
VI Balanced-Risk Allocation Fund-Series II Shares (IVBRA2)
2015	0.45%	to	2.45%	272,309	10.03	to	9.61	2,669,933	4.05%	-4.83%	to	-6.74%
2014	1.15%	to	2.40%	177,984	10.46	to	10.31	1,852,143	0.00%	4.49%	to	3.17%
2013	1.15%	to	1.95%	9,981	10.01	to	10.00	99,864	0.00%	0.09%	to	-0.02%	****
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
2015	1.35%	to	1.55%	8,101	9.48	to	9.47	76,802	1.48%	-5.18%	to	-5.27%	****
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
2015			1.00%	1,055			9.67	10,201	0.00%			-3.31%	****
Balanced Portfolio: Service Shares (JABS)
2015	1.00%	to	1.55%	9,305	9.86	to	9.83	91,645	0.59%	-1.44%	to	-1.70%	****
Enterprise Portfolio: Service Shares (JAMGS)
2015	1.00%	to	1.65%	80,168	9.68	to	9.65	775,544	0.31%	-3.20%	to	-3.49%	****
Flexible Bond Portfolio: Service Shares (JAFBS)
2015	1.00%	to	1.65%	68,097	9.95	to	9.92	676,857	1.05%	-0.52%	to	-0.83%	****
Global Technology Portfolio: Service Shares (JAGTS)
2015	1.00%	to	1.65%	26,006	10.06	to	10.03	261,332	0.00%	0.57%	to	0.26%	****
Retirement Emerging Markets Equity Portfolio -Service Shares (LZREMS)
2015	0.45%	to	2.35%	511,206	7.48	to	7.10	3,720,343	1.44%	-20.42%	to	-21.94%
2014	0.45%	to	2.35%	420,710	9.40	to	9.10	3,890,330	3.06%	-5.07%	to	-6.88%
2013	0.45%	to	2.15%	155,773	9.90	to	9.79	1,534,818	2.03%	-1.01%	to	-2.14%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
2015	1.00%	to	1.30%	24,088	$9.27	to	$9.25	$222,999	0.10%	-7.34%	to	-7.47%	****
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2015	1.00%	to	1.65%	45,344	9.91	to	9.88	449,138	5.68%	-0.89%	to	-1.19%	****
Short Duration Income Portfolio: Class VC (LOVSDC)
2015	0.85%	to	1.35%	63,112	9.89	to	9.87	623,548	4.12%	-1.10%	to	-1.33%	****
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)
2015	1.00%	to	1.30%	25,909	9.33	to	9.32	241,672	0.13%	-6.66%	to	-6.80%	****
VIT II -MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)
2015	1.00%	to	1.55%	40,006	9.59	to	9.56	383,160	0.00%	-4.15%	to	-4.40%	****
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
2015	0.45%	to	2.20%	226,821	11.28	to	10.38	2,428,074	4.94%	-2.93%	to	-4.64%
2014	0.45%	to	2.20%	230,786	11.62	to	10.88	2,575,329	2.96%	3.78%	to	1.95%
2013	0.65%	to	2.20%	132,266	11.13	to	10.68	1,439,574	3.25%	7.84%	to	6.15%
2012	0.45%	to	2.10%	65,019	10.36	to	10.07	665,915	1.72%	8.77%	to	6.96%
2011	1.25%	to	2.10%	10,601	9.47	to	9.42	100,241	1.49%	-5.27%	to	-5.82%	****
Utilities Series - Service Class (MVUSC)
2015	1.00%	to	1.35%	18,111	8.42	to	8.41	152,399	0.00%	-15.76%	to	-15.90%	****
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2015	1.00%	to	1.55%	76,130	9.78	to	9.75	743,738	0.00%	-2.25%	to	-2.50%	****
The Merger Fund VL (MGRFV)
2015	0.45%	to	2.45%	248,518	10.02	to	9.60	2,440,575	3.23%	-1.35%	to	-3.33%
2014	0.45%	to	2.45%	102,527	10.16	to	9.93	1,028,059	1.94%	0.92%	to	-1.11%
2013	1.40%	to	1.60%	769			10.05	7,729	0.29%	0.53%	to	0.50%	****
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
2015	0.45%	to	2.45%	257,517	9.15	to	8.84	2,319,723	1.72%	-14.27%	to	-16.00%
2014	0.45%	to	2.45%	159,377	10.67	to	10.53	1,688,966	0.00%	6.72%	to	5.28%	****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2015	0.45%	to	2.50%	496,196	11.14	to	10.11	5,257,235	5.24%	-1.62%	to	-3.65%
2014	0.45%	to	2.50%	314,954	11.33	to	10.49	3,414,099	5.48%	2.43%	to	0.32%
2013	0.45%	to	2.50%	136,329	11.06	to	10.46	1,465,404	2.97%	-9.17%	to	-11.04%
2012	0.45%	to	2.45%	116,382	12.17	to	11.77	1,399,443	2.00%	17.34%	to	14.98%
2011	1.15%	to	2.35%	37,475	10.33	to	10.24	387,515	2.14%	3.26%	to	2.43%	****
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
2015	1.15%	to	2.10%	145,377	10.66	to	10.19	1,522,443	1.63%	-7.60%	to	-8.49%
2014	0.65%	to	2.10%	133,415	11.75	to	11.13	1,518,753	0.77%	1.33%	to	-0.15%
2013	1.15%	to	2.20%	94,227	11.44	to	11.12	1,068,006	0.09%	14.42%	to	13.21%
2012	0.45%	to	2.10%	23,083	10.12	to	9.84	229,892	1.84%	13.18%	to	11.30%
2011	1.15%	to	1.80%	6,278	8.90	to	8.86	55,665	0.43%	-11.03%	to	-11.44%	****
Global Real Estate Portfolio - Class II (VKVGR2)
2015	0.45%	to	2.50%	666,394	12.26	to	11.13	7,773,755	2.18%	-1.86%	to	-3.88%
2014	0.45%	to	2.50%	541,529	12.50	to	11.58	6,508,503	0.77%	13.34%	to	11.01%
2013	0.45%	to	2.50%	252,548	11.03	to	10.43	2,700,517	3.52%	2.17%	to	0.07%
2012	0.45%	to	2.45%	147,631	10.79	to	10.43	1,569,234	0.46%	29.36%	to	26.75%
2011	0.45%	to	1.90%	10,187	8.34	to	8.26	84,552	1.88%	-16.58%	to	-17.39%	****
NVIT Bond Index Fund Class I (NVBX)
2015	0.45%	to	2.35%	1,162,145	10.06	to	9.84	11,568,033	5.66%	-0.31%	to	-2.21%
NVIT International Index Fund Class I (NVIX)
2015	0.45%	to	2.10%	361,849	9.61	to	9.42	3,435,888	2.82%	-1.40%	to	-3.04%
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)
2015	1.25%	to	2.10%	264,531	9.78	to	9.64	2,571,082	0.88%	-4.45%	to	-5.28%
2014	1.25%	to	1.95%	60,458	10.24	to	10.19	617,679	0.81%	2.38%	to	1.89%	****
NVIT Flexible Fixed Income Fund Class P (NVFIP)
2015	1.00%	to	1.95%	110,518	9.33	to	9.18	1,020,662	5.17%	-4.48%	to	-5.40%
2014	1.25%	to	1.90%	55,403	9.75	to	9.70	538,888	3.96%	-2.52%	to	-2.95%	****
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)
2015	1.00%	to	1.95%	265,618	9.82	to	9.66	2,584,937	2.78%	-4.31%	to	-5.22%
2014	1.25%	to	1.95%	86,529	10.24	to	10.20	884,088	2.68%	2.44%	to	1.95%	****
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2015	1.00%	to	1.35%	97,786	9.60	to	9.58	938,145	2.66%	-4.02%	to	-4.18%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2015	1.00%	to	1.30%	53,778	9.63	to	9.62	517,886	1.80%	-3.68%	to	-3.81%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2015	1.00%	to	1.35%	29,431	9.57	to	9.55	281,305	2.25%	-4.34%	to	-4.50%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2015	0.45%	to	2.50%	2,248,551	13.93	to	12.64	29,796,785	1.43%	0.53%	to	-1.54%
2014	0.45%	to	2.50%	1,778,833	13.86	to	12.84	23,660,831	1.01%	4.52%	to	2.37%
2013	0.45%	to	2.45%	1,422,066	13.26	to	12.56	18,317,071	1.62%	22.73%	to	20.27%
2012	0.45%	to	2.45%	463,618	10.81	to	10.45	4,926,147	1.34%	15.19%	to	12.88%
2011	0.45%	to	2.45%	91,567	9.38	to	9.25	855,513	0.01%	-6.20%	to	-7.45%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
American Funds NVIT Bond Fund - Class II (GVABD2)
2015	1.00%	to	1.30%	13,798	$10.01	to	$9.99	$137,950	0.00%	0.08%	to	-0.06%	****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2015	0.85%	to	1.65%	102,474	9.72	to	9.68	994,946	0.15%	-2.82%	to	-3.19%	****
American Funds NVIT Growth Fund - Class II (GVAGR2)
2015	0.85%	to	1.55%	132,725	9.90	to	9.86	1,312,623	0.14%	-1.03%	to	-1.36%	****
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2015	0.85%	to	1.65%	110,075	9.69	to	9.66	1,065,000	0.22%	-3.08%	to	-3.44%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2015	0.45%	to	1.90%	255,096	9.60	to	9.37	2,415,733	4.92%	-3.05%	to	-4.46%
2014	0.45%	to	1.90%	338,008	9.90	to	9.80	3,331,555	3.65%	-0.97%	to	-1.96%	****
NVIT Emerging Markets Fund - Class I (GEM)
2015	0.45%	to	2.50%	380,459	8.12	to	7.84	3,033,115	0.97%	-16.37%	to	-18.10%
2014	0.45%	to	2.50%	284,459	9.71	to	9.58	2,740,098	0.85%	-2.86%	to	-4.23%	****
NVIT Emerging Markets Fund - Class II (GEM2)
2015	1.00%	to	1.30%	12,717	8.50	to	8.49	108,102	0.00%	-14.98%	to	-15.10%	****
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2015			1.00%	688			9.16	6,300	0.29%			-8.42%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2015	1.00%	to	1.30%	8,905	9.72	to	9.70	86,469	1.29%	-2.83%	to	-2.97%	****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2015	0.45%	to	2.10%	622,297	15.27	to	13.89	8,948,245	2.89%	-2.20%	to	-3.82%
2014	0.45%	to	2.10%	277,822	15.61	to	14.44	4,131,688	2.08%	4.03%	to	2.30%
2013	0.45%	to	1.90%	317,750	15.01	to	14.22	4,598,220	2.24%	28.89%	to	27.02%
2012	1.15%	to	1.90%	17,631	11.43	to	11.20	198,613	1.07%	14.81%	to	13.94%
2011	1.15%	to	1.90%	36,757	9.95	to	9.83	362,885	1.86%	-7.45%	to	-8.15%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2015	0.45%	to	2.50%	1,035,762	13.35	to	11.86	13,079,416	2.67%	-1.50%	to	-3.53%
2014	0.45%	to	2.50%	1,645,659	13.55	to	12.30	21,415,970	3.86%	3.83%	to	1.69%
2013	0.45%	to	2.30%	621,011	13.05	to	12.19	7,851,324	2.42%	14.14%	to	12.02%
2012	0.45%	to	2.15%	217,237	11.44	to	10.92	2,507,709	1.54%	10.56%	to	8.67%
2011	0.45%	to	2.50%	189,389	10.34	to	9.99	2,014,980	2.14%	-1.79%	to	-3.81%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2015	0.45%	to	2.50%	1,056,215	14.31	to	12.72	14,137,039	3.02%	-1.77%	to	-3.80%
2014	0.45%	to	2.55%	1,031,275	14.57	to	13.19	14,226,928	3.11%	4.23%	to	2.03%
2013	0.45%	to	2.50%	561,382	13.98	to	12.95	7,534,357	2.22%	20.70%	to	18.22%
2012	1.15%	to	2.20%	225,897	11.37	to	11.05	2,548,266	1.34%	12.33%	to	11.14%
2011	0.85%	to	2.20%	168,205	10.17	to	9.94	1,712,225	2.10%	-4.27%	to	-5.57%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2015	0.45%	to	2.30%	1,195,585	11.87	to	10.67	13,210,388	1.82%	-1.18%	to	-3.02%
2014	0.45%	to	2.30%	1,390,229	12.01	to	11.01	15,754,070	3.01%	2.87%	to	0.96%
2013	0.45%	to	2.30%	449,995	11.68	to	10.90	5,058,961	1.60%	4.46%	to	2.52%
2012	0.45%	to	2.30%	685,218	11.18	to	10.63	7,479,943	1.84%	7.01%	to	5.02%
2011	0.45%	to	2.30%	547,754	10.44	to	10.12	5,667,245	2.69%	0.96%	to	-0.92%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2015	0.45%	to	2.50%	2,737,046	13.84	to	12.30	35,598,436	3.16%	-1.51%	to	-3.54%
2014	0.45%	to	2.50%	2,108,083	14.05	to	12.75	28,147,988	2.54%	4.10%	to	1.96%
2013	0.45%	to	2.50%	1,910,678	13.50	to	12.51	24,832,669	2.68%	17.27%	to	14.86%
2012	0.45%	to	2.50%	311,040	11.51	to	10.89	3,517,624	1.20%	11.86%	to	9.55%
2011	0.45%	to	2.50%	354,699	10.29	to	9.94	3,630,782	2.31%	-2.77%	to	-4.77%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2015	0.45%	to	2.50%	1,230,141	14.65	to	13.02	16,972,583	4.95%	-1.95%	to	-3.97%
2014	0.45%	to	2.50%	290,550	14.94	to	13.56	4,143,500	1.78%	4.09%	to	1.95%
2013	0.45%	to	2.50%	1,121,366	14.35	to	13.30	15,511,195	2.68%	23.72%	to	21.17%
2012	0.45%	to	2.10%	133,371	11.60	to	11.10	1,511,711	1.14%	14.07%	to	12.17%
2011	0.45%	to	2.10%	167,695	10.17	to	9.89	1,680,122	2.22%	-5.10%	to	-6.67%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2015	0.45%	to	2.85%	644,930	12.87	to	11.21	7,758,763	1.88%	-1.51%	to	-3.89%
2014	0.45%	to	2.85%	1,262,452	13.06	to	11.66	15,623,836	3.95%	3.61%	to	1.12%
2013	0.45%	to	2.85%	508,881	12.61	to	11.53	6,182,259	2.43%	10.74%	to	8.07%
2012	0.45%	to	2.85%	222,877	11.39	to	10.67	2,488,745	1.89%	9.55%	to	6.90%
2011	0.45%	to	2.85%	135,890	10.39	to	9.98	1,391,413	2.48%	-0.72%	to	-3.11%
NVIT Core Bond Fund - Class II (NVCBD2)
2015	1.00%	to	1.35%	24,355	9.87	to	9.85	240,194	6.05%	-1.35%	to	-1.51%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2015	0.45%	to	2.45%	855,161	11.10	to	10.09	9,008,769	1.51%	-0.96%	to	-2.95%
2014	0.45%	to	2.45%	1,143,294	11.20	to	10.40	12,303,527	3.39%	4.41%	to	2.31%
2013	0.45%	to	2.45%	291,655	10.73	to	10.17	3,046,972	1.19%	-2.49%	to	-4.45%
2012	0.45%	to	2.45%	635,977	11.01	to	10.64	6,868,065	2.23%	6.63%	to	4.49%
2011	0.45%	to	2.35%	239,858	10.32	to	10.19	2,459,167	1.63%	3.20%	to	1.89%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Nationwide Fund - Class I (TRF)
2015	0.45%	to	2.50%	384,754	$11.01	to	$10.63	$4,178,786	1.32%	0.48%	to	-1.59%
2014	0.45%	to	2.30%	293,951	10.96	to	10.82	3,208,499	0.87%	9.56%	to	8.16%	****
NVIT Nationwide Fund - Class II (TRF2)
2015	1.00%	to	1.65%	6,055	9.55	to	9.52	57,738	1.30%	-4.53%	to	-4.83%	****
NVIT Government Bond Fund - Class I (GBF)
2015	0.45%	to	2.50%	1,038,287	10.17	to	9.82	10,374,812	2.08%	-0.56%	to	-2.61%
2014	0.45%	to	2.50%	651,310	10.23	to	10.08	6,606,686	1.06%	2.26%	to	0.81%	****
NVIT Government Bond Fund - Class II (GBF2)
2015	1.00%	to	1.35%	18,436	9.98	to	9.96	183,854	2.63%	-0.21%	to	-0.37%	****
American Century NVIT Growth Fund -Class II (CAF2)
2015	0.45%	to	2.50%	244,341	13.65	to	12.91	3,230,670	0.87%	3.89%	to	1.75%
2014	0.45%	to	2.50%	98,599	13.13	to	12.69	1,272,551	0.92%	10.54%	to	8.27%
2013	0.45%	to	1.65%	7,357	11.88	to	11.79	86,833	1.24%	18.82%	to	17.86%	****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015	0.45%	to	2.10%	528,278	10.26	to	9.98	5,332,573	1.32%	-1.44%	to	-3.08%
2014	0.45%	to	2.50%	628,850	10.41	to	10.27	6,502,909	1.48%	4.14%	to	2.67%	****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2015	0.45%	to	2.30%	346,219	10.25	to	9.93	3,493,108	1.30%	-0.62%	to	-2.47%
2014	0.45%	to	2.30%	199,407	10.32	to	10.19	2,044,443	1.75%	3.17%	to	1.85%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2015	1.00%	to	2.30%	357,957	10.20	to	9.97	3,616,429	1.37%	-1.53%	to	-2.82%
2014	0.45%	to	2.50%	411,780	10.39	to	10.25	4,252,319	2.93%	3.94%	to	2.47%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015	0.45%	to	2.50%	1,096,796	10.20	to	9.85	10,989,145	1.57%	-0.19%	to	-2.24%
2014	0.45%	to	2.50%	978,369	10.22	to	10.08	9,933,726	1.56%	2.21%	to	0.76%	****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.45%	to	2.50%	3,723,008	10.30	to	9.95	37,775,766	2.54%	-0.78%	to	-2.83%
2014	0.45%	to	2.50%	1,768,302	10.38	to	10.23	18,278,859	1.53%	3.82%	to	2.35%	****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	0.45%	to	2.50%	1,018,739	10.26	to	9.91	10,289,593	1.80%	-1.18%	to	-3.21%
2014	0.45%	to	2.50%	719,794	10.39	to	10.24	7,430,132	1.48%	3.85%	to	2.38%	****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015	0.45%	to	2.50%	1,217,405	10.26	to	9.91	12,277,946	1.92%	-0.48%	to	-2.53%
2014	0.45%	to	2.50%	944,676	10.31	to	10.17	9,682,645	1.48%	3.12%	to	1.66%	****
NVIT Mid Cap Index Fund - Class I (MCIF)
2015	0.45%	to	2.10%	392,371	9.84	to	9.65	3,816,989	1.47%	-2.97%	to	-4.58%
NVIT Money Market Fund - Class I (SAM)
2015			1.30%	6,522			9.28	60,555	0.00%			-1.30%
2014			1.30%	11,504			9.41	108,219	0.00%			-1.30%
2013			1.30%	7,408			9.53	70,606	0.00%			-1.30%
2012			1.30%	8,730			9.66	84,301	0.00%			-1.30%
2011			1.30%	2,844			9.78	27,826	0.00%			-1.30%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2015	0.45%	to	2.45%	266,004	13.59	to	12.11	3,394,034	0.13%	-1.10%	to	-3.09%
2014	0.45%	to	2.45%	224,523	13.74	to	12.50	2,944,411	2.27%	-1.80%	to	-3.77%
2013	0.45%	to	2.45%	224,855	13.99	to	12.99	3,097,568	0.87%	20.53%	to	18.11%
2012	0.45%	to	2.45%	146,827	11.61	to	10.99	1,708,592	0.37%	15.00%	to	12.68%
2011	0.45%	to	2.10%	134,318	10.09	to	9.82	1,387,046	1.12%	-10.03%	to	-11.52%
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2015	0.45%	to	2.45%	421,105	8.54	to	8.25	3,529,054	1.04%	-5.77%	to	-7.67%
2014	0.45%	to	2.45%	405,939	9.06	to	8.94	3,655,246	1.72%	-9.37%	to	-10.62%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2015	0.45%	to	2.50%	294,364	18.18	to	16.16	5,014,521	0.26%	2.67%	to	0.55%
2014	0.45%	to	2.50%	268,848	17.71	to	16.07	4,501,661	0.33%	9.65%	to	7.39%
2013	0.45%	to	2.15%	153,389	16.15	to	15.16	2,403,821	0.68%	33.81%	to	31.53%
2012	0.45%	to	2.20%	103,904	12.07	to	11.51	1,216,799	0.30%	15.62%	to	13.58%
2011	0.45%	to	2.20%	47,841	10.44	to	10.14	492,097	0.00%	-3.67%	to	-5.36%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2015	0.45%	to	2.45%	348,734	16.03	to	14.29	5,237,383	1.04%	-3.87%	to	-5.80%
2014	0.45%	to	2.45%	358,216	16.68	to	15.17	5,667,146	1.29%	9.75%	to	7.54%
2013	0.45%	to	2.45%	177,261	15.20	to	14.11	2,590,277	1.44%	34.42%	to	31.72%
2012	0.45%	to	2.15%	85,985	11.30	to	10.80	950,777	1.62%	17.06%	to	15.06%
2011	0.45%	to	2.10%	45,504	9.66	to	9.39	435,609	1.01%	-6.51%	to	-8.06%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	1.15%	to	1.60%	10,326	23.14	to	22.44	235,481	0.00%	-1.33%	to	-1.78%
2014	1.15%	to	1.60%	11,097	23.45	to	22.85	257,049	0.00%	2.84%	to	2.37%
2013	1.15%	to	1.60%	13,265	22.81	to	22.32	299,534	0.00%	37.35%	to	36.72%
2012	1.15%	to	1.60%	18,910	16.60	to	16.33	311,905	0.00%	13.58%	to	13.06%
2011	1.15%	to	1.60%	24,039	14.62	to	14.44	349,691	0.00%	-5.33%	to	-5.76%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2015	0.45%	to	2.50%	439,773	$17.33	to	$15.41	$7,132,124	0.00%	-0.79%	to	-2.84%
2014	0.45%	to	2.45%	267,498	17.47	to	15.89	4,434,759	0.00%	3.25%	to	1.18%
2013	0.45%	to	2.45%	155,713	16.92	to	15.71	2,538,327	0.00%	37.98%	to	35.21%
2012	0.45%	to	2.35%	142,567	12.26	to	11.65	1,701,976	0.00%	14.13%	to	11.94%
2011	0.45%	to	2.10%	148,078	10.75	to	10.45	1,602,759	0.00%	-4.88%	to	-6.45%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015	0.45%	to	2.45%	354,372	18.58	to	16.57	6,242,788	1.13%	-3.32%	to	-5.27%
2014	0.45%	to	2.45%	475,679	19.22	to	17.49	8,764,471	1.61%	16.49%	to	14.15%
2013	0.45%	to	2.45%	314,354	16.50	to	15.32	5,049,077	1.23%	35.07%	to	32.36%
2012	0.45%	to	2.10%	117,223	12.22	to	11.69	1,397,941	1.58%	15.82%	to	13.90%
2011	0.45%	to	2.10%	57,643	10.55	to	10.26	605,470	0.97%	-2.76%	to	-4.37%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2015	0.45%	to	2.50%	292,448	11.14	to	10.76	3,196,137	0.00%	0.30%	to	-1.76%
2014	0.45%	to	2.45%	223,672	11.11	to	10.95	2,464,685	0.00%	11.06%	to	9.53%	****
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2015	1.00%	to	1.65%	35,096	8.95	to	8.92	313,985	0.00%	-10.50%	to	-10.77%	****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015	0.45%	to	2.45%	379,349	10.11	to	9.77	3,770,754	0.64%	-6.45%	to	-8.33%
2014	0.45%	to	2.45%	462,116	10.81	to	10.66	4,969,036	0.27%	8.10%	to	6.61%	****
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2015	1.00%	to	1.35%	24,757	9.23	to	9.21	228,330	0.71%	-7.74%	to	-7.89%	****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2015	0.45%	to	2.10%	274,289	10.27	to	9.98	2,795,620	0.36%	-2.08%	to	-3.70%
2014	0.45%	to	2.10%	320,570	10.49	to	10.37	3,353,751	0.18%	4.88%	to	3.69%	****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2015	1.00%	to	1.30%	12,554	9.15	to	9.14	114,887	0.07%	-8.46%	to	-8.59%	****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2015	0.45%	to	2.45%	456,734	9.63	to	9.12	4,273,112	1.93%	-3.33%	to	-5.27%
2014	0.45%	to	2.45%	372,253	9.96	to	9.63	3,639,274	4.05%	3.42%	to	1.34%
2013	0.45%	to	1.95%	46,071	9.63	to	9.54	440,814	2.70%	-3.66%	to	-4.63%	****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2015	0.45%	to	2.45%	928,715	10.21	to	9.28	9,053,531	1.87%	-0.79%	to	-2.78%
2014	0.45%	to	2.45%	1,017,668	10.29	to	9.55	10,060,290	1.05%	0.04%	to	-1.97%
2013	0.45%	to	2.45%	670,646	10.28	to	9.74	6,714,747	1.29%	-0.35%	to	-2.35%
2012	0.45%	to	2.45%	648,630	10.32	to	9.98	6,575,235	1.70%	3.06%	to	0.98%
2011	0.45%	to	2.10%	443,708	10.01	to	9.90	4,420,514	1.17%	0.13%	to	-0.98%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2015	1.00%	to	1.65%	38,542	9.84	to	9.81	378,914	0.52%	-1.62%	to	-1.92%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2015	1.00%	to	1.35%	30,202	8.90	to	8.89	268,649	3.71%	-10.96%	to	-11.11%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2015	1.00%	to	1.30%	23,928	9.18	to	9.16	219,540	0.00%	-8.23%	to	-8.36%	****
NVIT Real Estate Fund - Class II (NVRE2)
2015	0.45%	to	2.50%	211,340	11.27	to	10.66	2,318,589	1.61%	-6.08%	to	-8.02%
2014	0.45%	to	2.50%	380,236	12.00	to	11.59	4,493,910	5.13%	28.03%	to	25.39%
2013	1.15%	to	1.90%	15,642	9.33	to	9.28	145,645	1.99%	-6.70%	to	-7.17%	****
NVIT Money Market Fund - Class II (NVMM2)
2015	0.45%	to	2.50%	23,705,499	9.73	to	8.58	217,646,578	0.00%	-0.45%	to	-2.50%
2014	0.45%	to	2.50%	22,120,520	9.77	to	8.80	206,063,496	0.00%	-0.45%	to	-2.50%
2013	0.45%	to	2.55%	15,784,398	9.82	to	9.01	148,787,115	0.00%	-0.45%	to	-2.55%
2012	0.45%	to	2.55%	20,569,054	9.86	to	9.24	196,942,746	0.00%	-0.45%	to	-2.56%
2011	0.45%	to	2.55%	24,210,354	9.91	to	9.48	235,051,949	0.00%	-0.45%	to	-2.54%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2015	0.45%	to	2.15%	542,886	11.54	to	10.97	6,092,033	1.68%	-2.20%	to	-3.87%
2014	0.45%	to	2.15%	520,306	11.80	to	11.41	6,027,930	1.55%	1.40%	to	-0.33%
2013	0.45%	to	2.15%	239,471	11.64	to	11.45	2,763,519	1.23%	16.42%	to	14.51%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2015	0.45%	to	2.30%	138,664	11.79	to	11.15	1,583,150	1.98%	-3.59%	to	-5.39%
2014	0.45%	to	2.30%	136,378	12.23	to	11.79	1,632,666	1.44%	2.66%	to	0.76%
2013	0.45%	to	2.30%	69,366	11.91	to	11.70	817,539	0.00%	19.10%	to	16.97%	****
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2015	0.45%	to	2.20%	175,329	9.87	to	9.50	1,686,921	1.78%	-5.30%	to	-6.97%
2014	1.15%	to	1.90%	56,671	10.34	to	10.25	583,458	3.29%	-0.15%	to	-0.91%
2013			1.35%	584			10.35	6,046	1.03%			3.53%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2015	1.25%	to	2.35%	127,924	9.81	to	9.58	1,244,370	1.30%	-5.49%	to	-6.54%
2014	1.25%	to	2.35%	94,519	10.38	to	10.25	976,833	4.59%	0.98%	to	-0.14%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2015	1.25%	to	1.85%	120,041	$9.84	to	$9.71	$1,176,229	1.97%	-5.16%	to	-5.73%
2014	1.25%	to	1.90%	49,734	10.37	to	10.30	513,588	3.45%	0.46%	to	-0.20%
2013			1.35%	472			10.32	4,873	1.54%			3.25%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2015	1.00%	to	2.10%	100,455	9.97	to	9.74	994,507	2.59%	-4.21%	to	-5.27%
2014	1.25%	to	2.10%	31,338	10.38	to	10.28	324,369	4.01%	1.18%	to	0.30%
2013			1.35%	1,163			10.26	11,932	1.56%			2.60%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2015	0.45%	to	2.35%	278,770	9.68	to	9.47	2,668,213	1.18%	-5.31%	to	-7.12%
NVIT S&P 500 Index Fund Class I (GVEX1)
2015	0.45%	to	2.45%	2,891,001	10.20	to	9.96	29,186,318	3.99%	0.71%	to	-1.32%
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
2015	0.85%	to	1.35%	32,607	9.30	to	9.28	302,819	0.00%	-7.01%	to	-7.23%	****
Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)
2015	1.00%	to	2.10%	38,573	9.44	to	9.32	362,482	0.00%	-6.01%	to	-7.05%
7Twelve Balanced Portfolio (NO7TB)
2015	0.65%	to	2.45%	178,546	9.25	to	8.89	1,619,111	0.44%	-7.95%	to	-9.62%
2014	0.65%	to	2.45%	189,690	10.05	to	9.84	1,885,803	0.41%	-0.94%	to	-2.74%
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
2015	0.45%	to	2.50%	650,267	9.96	to	9.25	6,206,351	8.46%	-7.05%	to	-8.96%
2014	0.45%	to	2.50%	352,793	10.72	to	10.16	3,664,471	0.00%	7.06%	to	4.85%
2013	0.45%	to	2.50%	253,002	10.01	to	9.69	2,486,015	0.00%	3.45%	to	1.32%
2012	0.45%	to	1.90%	130,290	9.68	to	9.60	1,251,899	0.00%	-3.24%	to	-4.03%	****
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2015	0.45%	to	2.50%	866,827	10.22	to	9.49	8,494,803	2.18%	-2.95%	to	-4.95%
2014	0.45%	to	2.50%	1,016,921	10.53	to	9.98	10,392,864	3.05%	-1.52%	to	-3.55%
2013	0.45%	to	2.50%	1,343,033	10.69	to	10.35	14,102,480	1.15%	4.13%	to	1.99%
2012	0.45%	to	2.35%	2,580,347	10.26	to	10.16	26,301,442	0.00%	2.65%	to	1.56%	****
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
2015	0.45%	to	2.35%	2,042,921	9.45	to	8.98	18,761,811	0.29%	-3.65%	to	-5.48%
2014	0.45%	to	2.35%	1,627,839	9.81	to	9.50	15,673,245	0.63%	0.95%	to	-0.98%
2013	0.45%	to	2.10%	1,102,338	9.72	to	9.61	10,653,275	0.00%	-2.79%	to	-3.87%	****
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)
2015	0.45%	to	2.20%	401,420	9.96	to	9.59	3,901,224	3.36%	-2.23%	to	-3.95%
2014	0.45%	to	2.20%	374,575	10.19	to	9.99	3,767,064	1.18%	2.48%	to	0.68%
2013	1.15%	to	1.60%	27,734			9.93	275,464	0.03%	-0.65%	to	-0.72%	****
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2015	1.00%	to	1.35%	14,959	9.93	to	9.92	148,456	0.21%	-0.66%	to	-0.82%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2015	0.45%	to	2.30%	128,797	12.83	to	11.76	1,580,842	1.83%	0.84%	to	-1.04%
2014	0.45%	to	2.15%	153,152	12.73	to	11.95	1,884,398	1.93%	6.63%	to	4.81%
2013	0.45%	to	2.15%	107,843	11.93	to	11.40	1,257,501	2.48%	15.75%	to	13.77%
2012	0.45%	to	2.15%	277,177	10.31	to	10.02	2,797,736	1.06%	12.86%	to	10.93%
2011	1.15%	to	1.60%	6,071	9.09	to	9.07	55,121	0.00%	-9.07%	to	-9.35%	****
VP Income & Growth Fund - Class I (ACVIG)
2015	0.45%	to	2.50%	1,022,727	9.30	to	9.17	9,445,328	1.68%	-6.97%	to	-8.26%	****
VP Inflation Protection Fund - Class II (ACVIP2)
2015	0.45%	to	2.50%	1,010,449	10.41	to	9.44	9,983,448	1.92%	-2.91%	to	-4.91%
2014	0.45%	to	2.50%	1,010,075	10.72	to	9.93	10,389,097	1.45%	2.83%	to	0.72%
2013	0.45%	to	2.50%	642,753	10.42	to	9.86	6,514,580	1.62%	-8.89%	to	-10.77%
2012	0.45%	to	2.50%	854,035	11.44	to	11.05	9,618,190	2.50%	6.90%	to	4.69%
2011	0.45%	to	2.50%	588,753	10.70	to	10.55	6,269,731	2.21%	7.00%	to	5.53%	****
VP Ultra(R) Fund - Class I (ACVU1)
2015	1.15%	to	1.60%	112,066	9.97	to	9.94	1,117,319	0.00%	-0.25%	to	-0.56%	****
VP Value Fund - Class I (ACVV)
2015	0.45%	to	2.50%	1,652,567	9.43	to	9.30	15,492,064	1.57%	-5.69%	to	-6.99%	****
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2015	0.45%	to	2.50%	249,038	10.63	to	10.27	2,598,864	0.32%	-2.95%	to	-4.95%
2014	1.15%	to	2.50%	107,020	10.90	to	10.80	1,163,467	0.00%	9.01%	to	8.01%	****
Quality Bond Fund II - Primary Shares (FQB)
2015			1.30%	300			17.15	5,144	3.75%			-1.54%
2014			1.30%	301			17.41	5,241	3.71%			2.44%
2013			1.30%	301			17.00	5,116	4.17%			-0.28%
2012			1.30%	302			17.05	5,148	4.02%			8.29%
2011			1.30%	303			15.74	4,769	5.10%			0.95%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2015	0.95%	to	1.60%	704,451	10.91	to	9.67	6,822,487	0.77%	-3.19%	to	-3.34%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2015	0.45%	to	2.45%	129,762	$12.27	to	$11.16	$1,512,698	1.31%	-0.51%	to	-2.51%
2014	0.45%	to	2.45%	155,125	12.33	to	11.45	1,844,933	1.27%	5.06%	to	2.95%
2013	0.45%	to	2.45%	167,158	11.74	to	11.12	1,912,478	1.54%	14.82%	to	12.51%
2012	0.45%	to	2.10%	135,649	10.22	to	9.94	1,370,416	1.63%	11.73%	to	9.87%
2011	0.45%	to	2.45%	83,003	9.15	to	9.03	754,254	5.85%	-8.51%	to	-9.74%	****
VIP Balanced Portfolio - Service Class 2 (FB2)
2015	1.00%	to	1.35%	23,700	9.69	to	9.67	229,553	2.14%	-3.11%	to	-3.27%	****
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2015	0.45%	to	2.50%	1,281,852	9.33	to	9.20	11,889,520	2.78%	-6.68%	to	-7.97%	****
VIP Growth Portfolio - Service Class 2 (FG2)
2015	0.45%	to	2.50%	4,519,108	10.33	to	10.19	46,393,370	0.06%	3.29%	to	1.86%	****
VIP High Income Portfolio - Service Class 2 (FHI2)
2015	0.45%	to	2.50%	437,803	9.17	to	9.04	3,984,150	5.70%	-8.34%	to	-9.61%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2015	0.45%	to	2.50%	1,181,994	10.23	to	9.67	11,714,749	4.62%	-7.47%	to	-9.38%
2014	0.45%	to	2.50%	1,200,924	11.05	to	10.68	13,052,206	5.42%	4.15%	to	2.00%
2013	0.45%	to	2.50%	248,403	10.61	to	10.47	2,616,861	0.71%	6.13%	to	4.67%	****
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2015	0.45%	to	2.20%	473,617	11.60	to	11.06	5,339,249	3.02%	-4.08%	to	-5.77%
2014	0.45%	to	2.45%	336,122	12.09	to	11.69	3,991,939	2.36%	5.23%	to	3.12%
2013	0.45%	to	2.45%	390,390	11.49	to	11.34	4,461,802	0.63%	14.93%	to	13.38%	****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2015	0.45%	to	2.15%	342,398	9.46	to	9.35	3,218,445	1.18%	-5.38%	to	-6.47%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2015	0.45%	to	2.20%	294,082	13.89	to	12.56	3,890,937	2.89%	-6.63%	to	-8.28%
2014	0.45%	to	2.45%	435,151	14.88	to	13.53	6,223,331	2.81%	2.39%	to	0.33%
2013	0.45%	to	2.45%	444,351	14.53	to	13.49	6,273,995	9.76%	23.21%	to	20.74%
2012	0.45%	to	2.45%	288,602	11.79	to	11.17	3,369,370	2.27%	14.81%	to	12.50%
2011	0.45%	to	2.45%	194,719	10.27	to	9.93	2,015,502	0.02%	-1.98%	to	-3.95%
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2015			1.30%	141,325			13.53	1,912,475	1.48%			-4.13%
2014			1.30%	142,858			14.12	2,016,515	1.72%			10.26%
2013			1.30%	167,040			12.80	2,138,524	1.60%			30.65%
2012			1.30%	196,403			9.80	1,924,572	2.18%			14.99%
2011			1.30%	226,716			8.52	1,932,058	2.20%			3.59%
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2015	1.00%	to	1.65%	13,902	9.39	to	9.36	130,327	0.00%	-6.13%	to	-6.42%	****
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
2015	0.45%	to	2.35%	255,323	9.24	to	8.77	2,289,976	6.52%	-6.50%	to	-8.29%
2014	0.45%	to	2.20%	189,589	9.88	to	9.59	1,836,652	1.34%	-1.95%	to	-3.68%
2013	0.45%	to	2.15%	1,421,771	10.08	to	9.96	14,237,535	7.51%	0.75%	to	-0.40%	****
International Growth Fund/VA- Service Shares (OVIGS)
2015	1.00%	to	1.65%	37,758	9.54	to	9.51	359,712	0.00%	-4.63%	to	-4.93%	****
Global Securities Fund/VA - Service Class (OVGSS)
2015	0.45%	to	2.50%	480,902	12.05	to	11.40	5,635,310	1.40%	3.21%	to	1.08%
2014	0.45%	to	2.50%	241,225	11.68	to	11.28	2,774,030	0.81%	1.60%	to	-0.50%
2013	0.45%	to	2.15%	120,749	11.50	to	11.36	1,381,183	0.01%	14.95%	to	13.64%	****
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2015	0.85%	to	1.35%	54,493	8.96	to	8.94	487,815	0.00%	-10.36%	to	-10.58%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2015	0.45%	to	2.45%	706,689	9.87	to	8.98	6,625,614	2.89%	-9.60%	to	-11.41%
2014	0.45%	to	2.45%	1,048,624	10.92	to	10.14	10,988,167	5.10%	0.00%	to	-2.01%
2013	0.45%	to	2.45%	1,033,371	10.92	to	10.35	10,955,429	4.34%	-0.34%	to	-2.34%
2012	0.45%	to	2.45%	1,116,827	10.96	to	10.60	12,010,027	5.62%	14.29%	to	11.99%
2011	0.45%	to	2.50%	405,198	9.59	to	9.46	3,862,027	6.91%	-4.10%	to	-5.42%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2015	0.45%	to	2.10%	178,917	10.63	to	9.67	1,785,710	1.43%	-7.59%	to	-9.12%
2014	0.45%	to	2.15%	188,653	11.50	to	10.61	2,061,161	2.05%	-0.15%	to	-1.86%
2013	0.45%	to	2.45%	172,093	11.52	to	10.69	1,916,166	1.68%	-6.99%	to	-8.86%
2012	0.45%	to	2.50%	194,743	12.39	to	11.72	2,366,621	5.86%	4.76%	to	2.59%
2011	0.45%	to	2.50%	517,027	11.82	to	11.42	6,071,567	1.90%	7.93%	to	5.71%
Low Duration Portfolio - Advisor Class (PMVLAD)
2015	0.45%	to	2.50%	2,606,396	10.34	to	9.38	25,644,440	3.82%	-0.24%	to	-2.30%
2014	0.45%	to	2.50%	1,393,573	10.36	to	9.60	13,853,449	1.04%	0.29%	to	-1.77%
2013	0.45%	to	2.50%	1,403,301	10.33	to	9.77	14,080,239	1.36%	-0.68%	to	-2.73%
2012	0.45%	to	2.50%	1,391,273	10.40	to	10.05	14,200,810	1.77%	5.27%	to	3.10%
2011	0.45%	to	2.50%	580,305	9.88	to	9.74	5,691,327	0.99%	-1.19%	to	-2.56%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Total Return Portfolio - Advisor Class (PMVTRD)
2015	0.45%	to	2.45%	1,805,992	$11.08	to	$10.08	$19,019,736	5.33%	-0.12%	to	-2.12%
2014	0.45%	to	2.45%	1,414,783	11.09	to	10.29	15,071,151	1.97%	3.70%	to	1.62%
2013	0.45%	to	2.45%	1,920,626	10.69	to	10.13	19,950,741	2.02%	-2.49%	to	-4.45%
2012	0.45%	to	2.50%	3,032,974	10.97	to	10.59	32,658,037	2.46%	9.01%	to	6.76%
2011	0.45%	to	2.45%	987,316	10.06	to	9.93	9,871,103	1.72%	0.61%	to	-0.73%	****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2015	0.45%	to	2.50%	250,185	6.04	to	5.37	1,424,468	4.22%	-26.00%	to	-27.52%
2014	0.45%	to	2.50%	207,140	8.17	to	7.41	1,610,927	0.28%	-18.99%	to	-20.66%
2013	0.45%	to	2.50%	185,582	10.08	to	9.34	1,798,964	1.66%	-15.10%	to	-16.85%
2012	0.45%	to	2.40%	198,165	11.87	to	11.26	2,296,512	2.48%	4.65%	to	2.60%
2011	0.45%	to	2.45%	307,254	11.34	to	10.97	3,436,177	13.87%	-7.96%	to	-9.80%
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2015	0.45%	to	2.15%	221,269	12.00	to	10.88	2,500,438	5.14%	-2.80%	to	-4.46%
2014	0.45%	to	2.45%	355,130	12.34	to	11.23	4,181,911	5.30%	0.95%	to	-1.08%
2013	0.45%	to	2.15%	330,217	12.23	to	11.48	3,895,080	4.76%	-7.46%	to	-9.04%
2012	0.45%	to	2.50%	1,109,109	13.21	to	12.50	14,300,058	4.82%	17.24%	to	14.82%
2011	0.45%	to	2.50%	674,109	11.27	to	10.89	7,483,514	5.14%	5.73%	to	3.56%
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2015	0.45%	to	2.50%	626,063	11.01	to	9.78	6,480,577	1.73%	-4.57%	to	-6.53%
2014	0.45%	to	2.50%	618,483	11.53	to	10.47	6,776,960	2.38%	1.70%	to	-0.40%
2013	0.45%	to	2.50%	479,981	11.34	to	10.51	5,237,413	0.92%	-8.98%	to	-10.85%
2012	0.45%	to	2.45%	421,386	12.46	to	11.80	5,124,656	1.59%	6.38%	to	4.24%
2011	0.45%	to	2.15%	639,277	11.71	to	11.38	7,377,536	2.44%	6.97%	to	5.15%
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2015	0.45%	to	2.50%	1,375,441	13.15	to	11.69	17,117,278	5.01%	-2.21%	to	-4.22%
2014	0.45%	to	2.50%	1,105,129	13.45	to	12.20	14,193,525	5.36%	2.77%	to	0.65%
2013	0.45%	to	2.50%	3,173,122	13.09	to	12.13	40,136,238	5.31%	5.15%	to	2.99%
2012	0.45%	to	2.45%	4,473,575	12.44	to	11.79	54,386,699	5.59%	13.68%	to	11.39%
2011	0.45%	to	2.35%	5,040,280	10.95	to	10.60	54,199,063	5.80%	2.77%	to	0.81%
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
2015	0.45%	to	2.10%	74,082	6.77	to	6.15	475,873	4.30%	-15.94%	to	-17.34%
2014	0.45%	to	2.10%	77,131	8.05	to	7.45	594,884	0.19%	-13.19%	to	-14.63%
2013	0.45%	to	2.10%	156,684	9.27	to	8.72	1,396,179	0.82%	-2.63%	to	-4.25%
2012	0.45%	to	2.10%	173,846	9.52	to	9.11	1,615,679	0.23%	11.16%	to	9.31%
2011	0.45%	to	2.10%	415,420	8.57	to	8.33	3,503,665	0.00%	-23.96%	to	-25.22%
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
2015	0.95%	to	2.10%	32,265	20.10	to	11.71	396,509	4.52%	-5.58%	to	-6.25%
2014	0.95%	to	2.10%	45,927	21.28	to	12.49	619,568	4.49%	-1.66%	to	-2.39%
2013	0.95%	to	2.10%	59,331	21.64	to	12.80	807,700	5.09%	10.30%	to	9.46%
2012	1.15%	to	2.45%	193,894	12.00	to	11.58	2,340,894	5.23%	14.36%	to	12.85%
2011	0.45%	to	2.45%	519,408	10.62	to	10.26	5,496,550	4.99%	-2.47%	to	-4.42%
VT Equity Income Fund: Class IB (PVEIB)
2015	1.00%	to	1.55%	52,116	9.40	to	9.38	489,720	0.00%	-5.97%	to	-6.21%	****
VI International Growth Fund - Series II Shares (AVIE2)
2015	1.00%	to	1.30%	8,736	9.28	to	9.27	81,042	0.00%	-7.17%	to	-7.30%	****
VP UltraShort NASDAQ-100 (PROUSN)
2015	0.45%	to	2.45%	505,722	0.89	to	0.79	417,092	0.00%	-26.59%	to	-28.07%
2014	1.15%	to	2.15%	473,189	1.17	to	1.12	535,542	0.00%	-36.49%	to	-37.14%
2013	0.65%	to	2.15%	238,140	1.88	to	1.78	427,662	0.00%	-48.97%	to	-49.74%
2012	1.15%	to	2.45%	280,253	3.64	to	3.51	1,000,554	0.00%	-35.97%	to	-36.82%
2011	1.15%	to	2.15%	99,013	5.68	to	5.59	554,202	0.00%	-23.07%	to	-23.85%
VP Access High Yield Fund (PROAHY)
2015	0.45%	to	2.45%	438,199	14.16	to	12.62	5,844,517	1.50%	-0.30%	to	-2.30%
2014	0.45%	to	2.45%	536,044	14.20	to	12.92	7,265,745	6.11%	1.88%	to	-0.17%
2013	0.45%	to	2.45%	6,759,648	13.94	to	12.94	91,050,949	2.72%	9.52%	to	7.32%
2012	0.45%	to	2.45%	5,021,067	12.72	to	12.06	62,207,797	4.74%	13.61%	to	11.32%
2011	0.45%	to	2.15%	346,045	11.20	to	10.88	3,817,266	1.25%	2.28%	to	0.54%
VP Asia 30 (PROA30)
2015	0.45%	to	2.35%	250,619	9.45	to	8.48	2,216,005	0.33%	-9.79%	to	-11.51%
2014	0.45%	to	2.45%	139,150	10.48	to	9.53	1,382,202	0.08%	-2.01%	to	-3.98%
2013	0.45%	to	2.45%	264,312	10.69	to	9.93	2,720,895	0.03%	14.45%	to	12.16%
2012	0.65%	to	2.15%	276,877	9.29	to	8.92	2,518,717	0.00%	14.73%	to	12.99%
2011	0.45%	to	2.00%	172,456	8.13	to	7.92	1,378,726	0.03%	-27.32%	to	-28.46%
VP Banks (PROBNK)
2015	0.45%	to	2.45%	153,779	14.42	to	13.12	2,094,309	0.19%	-0.88%	to	-2.87%
2014	1.15%	to	2.45%	85,417	14.18	to	13.50	1,188,941	0.10%	9.11%	to	7.67%
2013	0.45%	to	2.15%	126,901	13.24	to	12.64	1,633,420	0.28%	32.85%	to	30.59%
2012	1.15%	to	2.15%	155,165	9.85	to	9.68	1,516,565	0.00%	31.87%	to	30.53%
2011	1.15%	to	1.65%	20,324	7.47	to	7.44	151,367	0.00%	-25.31%	to	-25.57%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VP Basic Materials (PROBM)
2015	0.45%	to	2.15%	136,926	$8.57	to	$7.91	$1,108,008	0.52%	-14.31%	to	-15.77%
2014	1.15%	to	2.15%	202,526	9.75	to	9.39	1,933,798	0.99%	0.52%	to	-0.50%
2013	0.45%	to	2.20%	262,357	9.89	to	9.43	2,519,862	0.83%	17.90%	to	15.83%
2012	1.15%	to	2.15%	208,000	8.29	to	8.15	1,709,693	0.20%	7.24%	to	6.15%
2011	1.15%	to	2.10%	51,733	7.73	to	7.68	398,830	0.00%	-22.73%	to	-23.22%	****
VP Bear (PROBR)
2015	0.65%	to	2.10%	210,408	3.97	to	3.65	793,510	0.00%	-5.54%	to	-6.92%
2014	0.65%	to	2.35%	375,099	4.20	to	3.88	1,502,426	0.00%	-14.81%	to	-16.26%
2013	0.45%	to	2.35%	327,711	4.97	to	4.63	1,562,595	0.00%	-26.88%	to	-28.28%
2012	0.45%	to	2.35%	149,740	6.80	to	6.46	992,882	0.00%	-16.97%	to	-18.56%
2011	0.45%	to	2.35%	235,554	8.19	to	7.93	1,913,731	0.00%	-9.29%	to	-11.02%
VP Biotechnology (PROBIO)
2015	0.45%	to	2.50%	259,473	29.34	to	26.62	7,216,474	0.00%	2.84%	to	0.72%
2014	0.45%	to	2.50%	449,535	28.53	to	26.44	12,338,212	0.00%	29.14%	to	26.49%
2013	0.45%	to	2.45%	330,278	22.09	to	20.93	7,081,443	0.00%	67.66%	to	64.30%
2012	0.45%	to	2.15%	473,197	13.18	to	12.80	6,141,389	0.00%	40.07%	to	37.68%
2011	0.45%	to	2.10%	13,260	9.41	to	9.30	123,904	0.00%	-5.93%	to	-6.97%	****
VP Bull (PROBL)
2015	0.45%	to	2.50%	1,599,922	16.72	to	14.86	25,380,545	0.00%	-0.91%	to	-2.95%
2014	0.45%	to	2.50%	2,442,600	16.87	to	15.31	39,528,358	0.00%	10.97%	to	8.68%
2013	0.45%	to	2.50%	711,453	15.21	to	14.09	10,433,701	0.00%	29.17%	to	26.51%
2012	0.45%	to	2.45%	1,418,158	11.77	to	11.15	16,287,866	0.00%	13.38%	to	11.09%
2011	0.45%	to	2.45%	755,218	10.38	to	10.04	7,677,092	0.00%	-0.45%	to	-2.44%
VP Consumer Goods (PROCG)
2015	0.45%	to	2.50%	458,236	15.97	to	14.49	6,947,832	0.51%	3.69%	to	1.56%
2014	0.45%	to	2.45%	620,053	15.40	to	14.29	9,185,663	0.90%	9.73%	to	7.53%
2013	0.45%	to	2.15%	102,777	14.03	to	13.40	1,401,184	0.86%	27.87%	to	25.69%
2012	0.45%	to	2.45%	68,405	10.97	to	10.61	737,174	1.31%	10.36%	to	8.14%
2011	0.45%	to	1.90%	25,237	9.94	to	9.85	249,257	0.00%	-0.57%	to	-1.53%	****
VP Consumer Services (PROCS)
2015	0.45%	to	2.50%	382,999	19.14	to	17.37	6,991,167	0.00%	4.22%	to	2.07%
2014	0.45%	to	2.45%	588,414	18.36	to	17.05	10,408,997	0.00%	11.95%	to	9.71%
2013	0.45%	to	2.15%	320,513	16.40	to	15.67	5,108,147	0.17%	39.24%	to	36.86%
2012	0.85%	to	2.40%	94,015	11.70	to	11.40	1,087,057	0.00%	21.06%	to	19.16%
2011	0.45%	to	2.35%	56,622	9.69	to	9.57	544,622	0.00%	-3.08%	to	-4.31%	****
VP Emerging Markets (PROEM)
2015	0.45%	to	2.45%	244,196	6.92	to	6.17	1,594,714	1.70%	-17.73%	to	-19.39%
2014	0.45%	to	2.45%	373,572	8.41	to	7.65	2,987,574	0.21%	-3.85%	to	-5.79%
2013	0.45%	to	2.45%	425,737	8.75	to	8.12	3,580,510	0.38%	-6.84%	to	-8.72%
2012	0.45%	to	2.45%	576,322	9.39	to	8.90	5,280,262	0.99%	6.09%	to	3.95%
2011	0.45%	to	2.10%	368,467	8.85	to	8.61	3,210,925	0.00%	-20.06%	to	-21.39%
VP Europe 30 (PROE30)
2015	0.45%	to	2.45%	404,677	10.96	to	9.77	4,147,047	4.52%	-11.28%	to	-13.06%
2014	0.45%	to	2.45%	271,242	12.36	to	11.24	3,183,952	1.22%	-9.06%	to	-10.89%
2013	0.45%	to	2.45%	314,135	13.59	to	12.61	4,079,277	0.46%	21.09%	to	18.66%
2012	0.45%	to	2.35%	185,175	11.22	to	10.66	2,032,880	1.09%	16.07%	to	13.85%
2011	1.15%	to	2.00%	17,266	9.55	to	9.42	163,319	0.61%	-9.93%	to	-10.68%
VP Financials (PROFIN)
2015	0.45%	to	2.50%	801,013	14.98	to	13.59	11,416,836	0.12%	-1.94%	to	-3.96%
2014	0.45%	to	2.45%	237,817	15.27	to	14.18	3,480,598	0.10%	12.41%	to	10.15%
2013	1.15%	to	2.45%	135,152	13.33	to	12.87	1,777,733	0.34%	30.56%	to	28.84%
2012	1.15%	to	2.45%	64,514	10.21	to	9.99	652,782	0.22%	23.29%	to	21.67%
2011	1.15%	to	2.10%	19,538	8.28	to	8.23	161,225	0.00%	-17.17%	to	-17.70%	****
VP Health Care (PROHC)
2015	0.45%	to	2.50%	583,272	20.22	to	18.35	11,179,218	0.00%	4.55%	to	2.40%
2014	0.45%	to	2.50%	727,943	19.34	to	17.92	13,490,662	0.05%	23.14%	to	20.61%
2013	0.45%	to	2.50%	407,435	15.70	to	14.86	6,211,685	0.33%	39.13%	to	36.27%
2012	1.15%	to	2.50%	113,070	11.15	to	10.90	1,251,835	0.33%	16.05%	to	14.46%
2011	0.45%	to	1.90%	54,929	9.66	to	9.56	526,815	0.00%	-3.43%	to	-4.37%	****
VP Industrials (PROIND)
2015	0.45%	to	2.35%	540,448	14.07	to	12.86	7,233,997	0.18%	-3.86%	to	-5.69%
2014	0.45%	to	2.45%	251,139	14.64	to	13.59	3,536,581	0.17%	5.10%	to	2.99%
2013	0.45%	to	2.35%	532,485	13.93	to	13.23	7,200,812	0.30%	37.57%	to	34.94%
2012	0.45%	to	2.45%	196,512	10.12	to	9.79	1,948,860	0.33%	15.28%	to	12.96%
2011	0.45%	to	2.35%	96,626	8.78	to	8.67	841,929	0.00%	-12.18%	to	-13.30%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VP International (PROINT)
2015	0.45%	to	2.10%	193,125	$11.24	to	$10.22	$2,065,351	0.00%	-3.96%	to	-5.55%
2014	0.45%	to	2.10%	200,598	11.70	to	10.82	2,237,707	0.00%	-8.52%	to	-10.04%
2013	0.45%	to	2.45%	383,339	12.79	to	11.87	4,695,778	0.00%	18.96%	to	16.57%
2012	0.45%	to	2.45%	320,958	10.75	to	10.19	3,347,319	0.00%	15.41%	to	13.09%
2011	0.45%	to	2.10%	262,523	9.32	to	9.06	2,404,795	0.00%	-14.72%	to	-16.14%
VP Internet (PRONET)
2015	0.45%	to	2.50%	382,997	18.47	to	16.76	6,726,750	0.00%	19.81%	to	17.34%
2014	0.45%	to	2.45%	131,448	15.42	to	14.31	1,950,007	0.00%	0.67%	to	-1.36%
2013	0.45%	to	2.45%	219,621	15.32	to	14.51	3,265,348	0.00%	51.03%	to	48.00%
2012	1.15%	to	2.15%	51,684	10.02	to	9.85	514,948	0.00%	18.38%	to	17.18%
2011	0.85%	to	2.10%	9,841	8.48	to	8.41	83,166	0.00%	-15.16%	to	-15.87%	****
VP Japan (PROJP)
2015	0.45%	to	2.35%	226,725	14.23	to	12.76	3,026,252	0.00%	5.33%	to	3.32%
2014	0.45%	to	2.20%	134,742	13.51	to	12.44	1,732,082	0.00%	2.76%	to	0.96%
2013	0.45%	to	2.20%	303,478	13.15	to	12.32	3,830,548	0.00%	47.57%	to	44.98%
2012	0.45%	to	2.15%	152,930	8.91	to	8.51	1,317,530	0.00%	22.40%	to	20.30%
2011	0.45%	to	2.10%	34,406	7.28	to	7.08	246,466	0.00%	-18.91%	to	-20.25%
VP NASDAQ-100 (PRON)
2015	0.45%	to	2.45%	747,756	21.09	to	18.80	14,937,745	0.00%	6.97%	to	4.82%
2014	0.45%	to	2.45%	940,882	19.72	to	17.94	17,742,745	0.00%	16.48%	to	14.14%
2013	0.45%	to	2.45%	634,252	16.93	to	15.72	10,386,060	0.00%	33.67%	to	30.99%
2012	0.45%	to	2.45%	385,195	12.66	to	12.00	4,763,244	0.00%	15.71%	to	13.38%
2011	0.45%	to	2.45%	244,301	10.95	to	10.58	2,628,101	0.00%	1.00%	to	-1.03%
VP Oil & Gas (PROOG)
2015	0.45%	to	2.50%	1,185,343	9.71	to	8.63	10,717,212	0.68%	-23.72%	to	-25.29%
2014	0.45%	to	2.50%	886,429	12.72	to	11.55	10,659,196	0.46%	-11.27%	to	-13.10%
2013	0.45%	to	2.50%	290,843	14.34	to	13.29	4,009,939	0.46%	23.51%	to	20.97%
2012	0.45%	to	2.45%	311,471	11.61	to	11.00	3,516,237	0.09%	2.43%	to	0.37%
2011	0.45%	to	2.35%	291,332	11.33	to	10.98	3,242,585	0.18%	1.79%	to	-0.15%
VP Pharmaceuticals (PROPHR)
2015	0.45%	to	2.50%	235,796	18.84	to	17.10	4,203,402	0.59%	3.97%	to	1.83%
2014	0.45%	to	2.45%	246,310	18.12	to	16.83	4,274,560	0.67%	18.82%	to	16.44%
2013	0.45%	to	2.45%	212,949	15.25	to	14.45	3,148,383	2.06%	31.03%	to	28.40%
2012	0.45%	to	2.45%	94,784	11.64	to	11.25	1,085,763	0.92%	11.35%	to	9.11%
2011	0.45%	to	2.35%	284,915	10.45	to	10.32	2,958,723	0.00%	4.54%	to	3.22%	****
VP Precious Metals (PROPM)
2015	0.45%	to	2.50%	828,838	2.22	to	2.01	1,738,321	0.00%	-33.15%	to	-34.53%
2014	0.45%	to	2.50%	608,583	3.32	to	3.07	1,943,549	0.00%	-24.21%	to	-25.77%
2013	0.45%	to	2.50%	516,611	4.38	to	4.14	2,198,155	0.00%	-38.22%	to	-39.50%
2012	0.45%	to	2.45%	410,943	7.09	to	6.85	2,862,803	0.00%	-14.93%	to	-16.65%
2011	0.45%	to	2.30%	386,534	8.33	to	8.23	3,198,717	0.00%	-16.69%	to	-17.72%	****
VP Real Estate (PRORE)
2015	0.45%	to	2.50%	641,284	13.48	to	12.23	8,205,536	0.64%	-0.13%	to	-2.18%
2014	0.45%	to	2.50%	510,356	13.49	to	12.50	6,623,469	1.77%	24.45%	to	21.89%
2013	0.45%	to	2.50%	186,742	10.84	to	10.26	1,968,101	1.11%	-0.36%	to	-2.41%
2012	0.45%	to	2.50%	307,573	10.88	to	10.51	3,286,004	2.70%	16.64%	to	14.24%
2011	0.45%	to	2.50%	45,390	9.33	to	9.20	420,467	0.00%	-6.71%	to	-7.99%	****
VP Rising Rates Opportunity (PRORRO)
2015	0.45%	to	2.20%	128,910	4.03	to	3.64	485,909	0.00%	-2.03%	to	-3.75%
2014	0.45%	to	2.20%	157,991	4.11	to	3.78	614,204	0.00%	-30.57%	to	-31.79%
2013	0.45%	to	2.45%	406,251	5.92	to	5.49	2,315,767	0.00%	15.95%	to	13.62%
2012	0.45%	to	2.45%	174,521	5.10	to	4.84	864,364	0.00%	-7.35%	to	-9.22%
2011	1.15%	to	2.10%	93,888	5.45	to	5.36	508,047	0.00%	-38.22%	to	-38.81%
VP Semiconductor (PROSCN)
2015	0.45%	to	2.15%	98,642	14.55	to	13.42	1,368,093	0.44%	-3.31%	to	-4.96%
2014	0.45%	to	2.45%	371,556	15.04	to	13.97	5,387,504	0.14%	33.92%	to	31.24%
2013	0.45%	to	2.15%	27,132	11.23	to	10.73	297,110	0.14%	32.87%	to	30.61%
2012	0.45%	to	1.65%	13,309	8.45	to	8.28	110,521	0.32%	-4.60%	to	-5.75%
2011	1.35%	to	1.90%	14,743	8.81	to	8.78	129,655	0.00%	-11.91%	to	-12.24%	****
VP Short Emerging Markets (PROSEM)
2015	1.15%	to	2.45%	28,179	8.18	to	7.59	222,881	0.00%	10.24%	to	8.79%
2014	1.35%	to	2.30%	6,375	7.35	to	7.03	46,252	0.00%	-4.24%	to	-5.16%
2013	0.45%	to	2.30%	33,825	7.94	to	7.41	262,351	0.00%	-0.68%	to	-2.53%
2012	1.15%	to	2.30%	63,269	7.84	to	7.60	491,393	0.00%	-14.05%	to	-15.05%
2011	1.15%	to	2.45%	87,819	9.13	to	8.93	794,238	0.00%	9.39%	to	7.96%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VP Short International (PROSIN)
2015	0.45%	to	2.30%	52,420	$5.33	to	$4.79	$263,074	0.00%	-4.22%	to	-6.00%
2014	1.15%	to	2.30%	85,409	5.39	to	5.10	442,228	0.00%	1.62%	to	0.44%
2013	0.45%	to	2.30%	99,808	5.44	to	5.08	515,832	0.00%	-21.36%	to	-22.83%
2012	1.15%	to	2.30%	58,276	6.79	to	6.58	390,351	0.00%	-21.08%	to	-22.00%
2011	1.15%	to	2.50%	162,410	8.60	to	8.41	1,382,717	0.00%	0.63%	to	-0.73%
VP Short NASDAQ-100 (PROSN)
2015	0.45%	to	1.85%	54,422	3.07	to	2.83	158,731	0.00%	-13.44%	to	-14.65%
2014	0.45%	to	2.15%	114,259	3.54	to	3.27	381,614	0.00%	-19.74%	to	-21.12%
2013	0.45%	to	2.15%	100,893	4.42	to	4.15	423,062	0.00%	-29.72%	to	-30.92%
2012	1.15%	to	2.30%	81,510	6.17	to	5.98	494,350	0.00%	-19.73%	to	-20.67%
2011	1.15%	to	2.45%	72,310	7.68	to	7.52	549,135	0.00%	-11.50%	to	-12.66%
VP Technology (PROTEC)
2015	0.45%	to	2.35%	550,302	15.30	to	13.99	7,978,790	0.00%	1.94%	to	0.00%
2014	0.45%	to	2.50%	410,320	15.01	to	13.91	5,892,607	0.00%	17.58%	to	15.16%
2013	0.85%	to	2.15%	329,911	12.63	to	12.19	4,079,935	0.00%	24.13%	to	22.50%
2012	0.45%	to	2.30%	190,108	10.24	to	9.93	1,912,005	0.00%	9.81%	to	7.77%
2011	0.45%	to	2.35%	107,196	9.33	to	9.21	992,449	0.00%	-6.71%	to	-7.89%	****
VP Telecommunications (PROTEL)
2015	0.45%	to	2.10%	30,985	12.53	to	11.59	368,536	6.74%	1.06%	to	-0.61%
2014	0.45%	to	2.15%	47,871	12.40	to	11.64	570,687	4.46%	0.11%	to	-1.60%
2013	0.45%	to	2.45%	34,300	12.39	to	11.74	412,848	1.85%	11.56%	to	9.32%
2012	1.15%	to	2.15%	363,734	10.97	to	10.79	3,982,906	0.12%	15.17%	to	14.01%
2011	0.45%	to	1.65%	3,690	9.57	to	9.50	35,094	0.00%	-4.27%	to	-5.04%	****
VP U.S. Government Plus (PROGVP)
2015	0.45%	to	2.15%	246,664	15.63	to	14.17	3,594,158	0.00%	-6.07%	to	-7.67%
2014	0.45%	to	2.20%	161,162	16.64	to	15.32	2,539,122	0.18%	35.78%	to	33.39%
2013	0.65%	to	2.15%	135,761	12.16	to	11.50	1,593,389	0.17%	-19.64%	to	-20.85%
2012	0.45%	to	2.15%	211,249	15.22	to	14.53	3,136,876	0.00%	0.52%	to	-1.20%
2011	0.45%	to	2.45%	221,028	15.14	to	14.64	3,284,785	0.13%	42.87%	to	40.00%
VP UltraNASDAQ-100 (PROUN)
2015	0.45%	to	2.45%	73,879	40.87	to	36.43	2,850,033	0.00%	13.09%	to	10.82%
2014	0.45%	to	2.50%	184,912	36.14	to	32.80	6,287,569	0.00%	35.23%	to	32.45%
2013	0.45%	to	2.45%	312,708	26.72	to	24.81	8,062,616	0.00%	78.24%	to	74.66%
2012	0.45%	to	2.45%	92,860	14.99	to	14.20	1,354,071	0.00%	33.15%	to	30.47%
2011	0.45%	to	2.15%	161,850	11.26	to	10.94	1,790,643	0.00%	-1.64%	to	-3.31%
VP Utilities (PROUTL)
2015	0.45%	to	2.50%	197,035	14.28	to	12.96	2,667,033	1.42%	-6.82%	to	-8.74%
2014	0.45%	to	2.50%	364,675	15.33	to	14.20	5,370,466	2.19%	25.32%	to	22.74%
2013	0.45%	to	2.50%	112,703	12.23	to	11.57	1,336,584	3.07%	12.80%	to	10.48%
2012	0.45%	to	2.50%	163,570	10.84	to	10.47	1,734,505	1.99%	-0.31%	to	-2.37%
2011	0.85%	to	2.50%	154,187	10.85	to	10.73	1,663,626	0.00%	8.49%	to	7.29%	****
Global Managed Futures Strategy (RVMFU)
2015	0.45%	to	2.35%	991,335	8.02	to	7.00	7,358,106	1.96%	-1.99%	to	-3.86%
2014	0.45%	to	2.35%	439,704	8.18	to	7.28	3,359,616	0.00%	11.58%	to	9.45%
2013	0.45%	to	2.55%	454,481	7.33	to	6.58	3,156,056	0.00%	2.13%	to	-0.03%
2012	0.45%	to	2.55%	506,656	7.18	to	6.58	3,479,836	0.00%	-11.60%	to	-13.48%
2011	0.45%	to	2.55%	884,949	8.12	to	7.61	6,966,058	0.00%	-9.04%	to	-10.95%
Variable Fund - Long Short Equity Fund (RSRF)
2015	0.45%	to	2.35%	776,095	10.68	to	15.40	10,894,555	0.00%	0.80%	to	-1.12%
2014	0.45%	to	2.40%	546,015	10.59	to	15.48	7,808,046	0.00%	2.33%	to	0.33%
2013	0.45%	to	2.55%	564,715	10.35	to	10.21	7,978,425	0.00%	16.93%	to	14.46%
2012	0.45%	to	2.55%	594,453	8.85	to	8.92	7,197,791	0.00%	3.96%	to	1.76%
2011	0.45%	to	2.55%	738,378	8.52	to	8.77	8,530,419	0.00%	-6.98%	to	-8.94%
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
2015	0.45%	to	2.50%	1,257,580	11.76	to	10.47	14,467,164	0.91%	-6.52%	to	-8.45%
2014	0.45%	to	2.55%	1,249,764	12.58	to	11.39	15,543,695	0.27%	3.01%	to	0.83%
2013	0.45%	to	2.50%	1,198,793	12.22	to	11.33	14,563,763	0.02%	22.88%	to	20.35%
2012	0.45%	to	2.50%	1,064,254	9.94	to	9.42	10,631,772	0.00%	13.19%	to	10.86%
2011	0.45%	to	2.50%	1,278,798	8.78	to	8.49	11,397,397	0.00%	-7.72%	to	-9.61%
Variable Trust - Banking Fund (RBKF)
2015	1.15%	to	2.45%	404,243	8.17	to	4.91	3,087,040	0.47%	-5.95%	to	-7.19%
2014	0.45%	to	2.45%	233,270	6.70	to	5.29	1,926,493	1.36%	2.95%	to	0.89%
2013	1.15%	to	2.40%	196,923	8.50	to	6.91	1,611,604	0.55%	27.70%	to	26.08%
2012	0.45%	to	2.50%	584,843	5.06	to	4.15	3,684,231	0.24%	23.66%	to	21.11%
2011	0.45%	to	2.45%	158,278	4.09	to	3.43	833,475	0.23%	-22.58%	to	-24.13%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Trust - Basic Materials Fund (RBMF)
2015	0.45%	to	2.50%	118,511	$8.77	to	$9.69	$2,097,515	0.00%	-17.67%	to	-19.37%
2014	0.45%	to	2.50%	167,362	10.66	to	12.02	3,602,338	3.09%	-2.26%	to	-4.27%
2013	0.45%	to	2.50%	218,828	10.90	to	12.55	4,895,991	0.62%	0.79%	to	-1.28%
2012	0.45%	to	2.50%	317,742	10.82	to	12.72	7,003,662	0.00%	10.22%	to	7.95%
2011	0.45%	to	2.50%	329,769	9.81	to	11.78	6,616,439	0.00%	-16.83%	to	-18.55%
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
2015	0.45%	to	2.50%	853,997	11.79	to	9.85	9,180,862	0.69%	-4.45%	to	-6.41%
2014	0.45%	to	2.50%	878,354	12.34	to	10.52	9,985,356	0.61%	2.34%	to	0.23%
2013	0.45%	to	2.50%	677,455	12.06	to	10.50	7,580,969	1.52%	18.21%	to	15.78%
2012	0.45%	to	2.50%	803,979	10.20	to	9.07	7,703,594	1.12%	11.91%	to	9.60%
2011	0.45%	to	2.50%	912,603	9.12	to	8.27	7,900,607	1.59%	-4.64%	to	-6.60%
Variable Trust - Biotechnology Fund (RBF)
2015	0.45%	to	2.50%	453,190	39.80	to	28.82	14,533,009	0.00%	7.99%	to	5.76%
2014	0.45%	to	2.50%	458,541	36.85	to	27.25	13,717,417	0.00%	32.10%	to	29.38%
2013	0.45%	to	2.50%	412,742	27.90	to	21.06	9,526,308	0.00%	53.51%	to	50.35%
2012	0.45%	to	2.50%	442,089	18.17	to	14.01	6,648,173	0.00%	35.37%	to	32.58%
2011	0.45%	to	2.50%	511,648	13.43	to	10.57	5,736,404	0.00%	10.09%	to	7.83%
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
2015	0.45%	to	2.50%	1,986,155	11.21	to	9.57	20,771,137	1.09%	-4.59%	to	-6.55%
2014	0.45%	to	2.50%	2,024,648	11.74	to	10.24	22,412,265	0.65%	1.34%	to	-0.75%
2013	0.45%	to	2.50%	1,377,640	11.59	to	10.31	15,158,693	1.58%	9.67%	to	7.41%
2012	0.45%	to	2.50%	1,398,310	10.57	to	9.60	14,164,565	1.63%	10.29%	to	8.01%
2011	0.45%	to	2.50%	1,041,864	9.58	to	8.89	9,680,693	1.86%	-0.73%	to	-2.76%
Variable Trust - Commodities Strategy Fund (RVCMD)
2015	0.65%	to	2.50%	764,311	2.70	to	2.15	1,492,889	0.00%	-34.23%	to	-35.46%
2014	0.65%	to	2.50%	809,296	4.11	to	3.32	2,425,031	0.00%	-34.44%	to	-35.66%
2013	0.45%	to	2.55%	679,934	6.35	to	5.15	3,163,749	0.00%	-3.65%	to	-5.68%
2012	0.45%	to	2.55%	929,892	6.59	to	5.46	4,541,338	0.00%	-1.85%	to	-3.93%
2011	0.45%	to	2.55%	1,163,910	6.72	to	5.68	5,828,149	7.57%	-7.06%	to	-9.02%
Variable Trust - Consumer Products Fund (RCPF)
2015	0.45%	to	2.50%	553,132	21.21	to	20.35	16,115,663	0.50%	5.74%	to	3.57%
2014	0.45%	to	2.50%	317,791	20.06	to	19.65	8,838,889	0.62%	12.12%	to	9.81%
2013	0.45%	to	2.50%	312,694			17.89	7,850,995	1.14%	27.67%	to	25.05%
2012	0.45%	to	2.50%	382,444	14.01	to	14.31	7,652,079	1.19%	8.56%	to	6.31%
2011	0.45%	to	2.50%	453,809	12.91	to	13.46	8,549,906	1.57%	13.25%	to	10.93%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2015	0.45%	to	2.50%	800,214	14.12	to	15.57	14,986,879	0.00%	-4.65%	to	-6.61%
2014	0.45%	to	2.50%	484,688	14.80	to	16.68	9,586,358	0.00%	16.28%	to	13.88%
2013	0.45%	to	2.50%	860,829	12.73	to	14.64	15,127,161	0.00%	61.97%	to	58.64%
2012	0.45%	to	2.50%	633,796	7.86	to	9.23	6,909,061	0.00%	16.62%	to	14.21%
2011	0.45%	to	2.50%	1,088,961	6.74	to	8.08	10,208,263	0.00%	8.60%	to	6.37%
Variable Trust - Electronics Fund (RELF)
2015	0.45%	to	2.50%	335,163	11.81	to	9.38	3,788,042	0.00%	1.64%	to	-0.45%
2014	0.45%	to	2.50%	400,386	11.62	to	9.42	4,465,554	0.00%	23.18%	to	20.65%
2013	0.45%	to	2.50%	234,202	9.43	to	7.81	2,140,213	0.25%	34.44%	to	31.68%
2012	1.15%	to	2.50%	298,819	7.01	to	5.93	2,056,409	0.00%	-0.16%	to	-1.48%
2011	1.15%	to	2.50%	274,559	7.02	to	6.02	1,890,025	0.00%	-17.45%	to	-18.57%
Variable Trust - Energy Fund (RENF)
2015	0.45%	to	2.50%	839,869	6.59	to	6.73	11,995,085	0.41%	-30.54%	to	-31.97%
2014	0.45%	to	2.50%	759,621	9.48	to	9.90	15,822,605	0.17%	-18.99%	to	-20.66%
2013	0.45%	to	2.50%	306,654	11.71	to	12.48	8,105,926	0.20%	22.91%	to	20.38%
2012	0.45%	to	2.50%	384,516	9.52	to	10.36	8,364,527	0.00%	1.94%	to	-0.16%
2011	0.45%	to	2.50%	431,951	9.34	to	10.38	9,292,765	0.00%	-6.27%	to	-8.20%
Variable Trust - Energy Services Fund (RESF)
2015	0.45%	to	2.50%	597,799	4.91	to	5.29	7,964,659	0.37%	-32.01%	to	-33.41%
2014	0.45%	to	2.50%	552,521	7.23	to	7.94	11,202,901	0.00%	-29.66%	to	-31.11%
2013	0.45%	to	2.50%	261,356	10.27	to	11.52	7,762,863	0.00%	23.33%	to	20.79%
2012	0.45%	to	2.45%	241,614	8.33	to	9.57	5,828,967	0.00%	-0.05%	to	-2.06%
2011	0.45%	to	2.50%	331,307	8.33	to	9.74	8,167,424	0.00%	-9.70%	to	-11.56%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2015	0.45%	to	2.15%	108,694	5.70	to	10.26	1,036,926	1.24%	-7.60%	to	-9.18%
2014	0.45%	to	2.15%	134,608	6.17	to	11.30	1,362,829	0.92%	-12.88%	to	-14.37%
2013	0.45%	to	2.20%	598,527	7.08	to	13.12	7,083,250	0.19%	23.34%	to	21.17%
2012	0.45%	to	2.15%	724,600	5.74	to	10.88	6,751,752	1.30%	21.11%	to	19.04%
2011	0.45%	to	2.00%	226,240	4.74	to	7.75	1,847,382	0.00%	-15.52%	to	-16.83%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Trust - Financial Services Fund (RFSF)
2015	0.45%	to	2.50%	693,822	$8.81	to	$7.27	$7,555,577	0.36%	-4.42%	to	-6.39%
2014	0.45%	to	2.50%	671,332	9.22	to	7.77	7,747,716	0.64%	12.07%	to	9.77%
2013	0.45%	to	2.50%	505,938	8.22	to	7.07	5,285,828	0.51%	26.98%	to	24.37%
2012	0.45%	to	2.50%	545,150	6.48	to	5.69	4,530,810	0.20%	22.13%	to	19.61%
2011	1.15%	to	2.50%	450,938	7.07	to	4.76	3,123,398	0.07%	-15.90%	to	-17.05%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2015	0.45%	to	2.45%	456,187	17.61	to	14.06	8,447,751	0.89%	-5.52%	to	-7.42%
2014	0.45%	to	2.55%	621,779	18.64	to	15.05	12,309,884	0.69%	34.05%	to	31.23%
2013	0.45%	to	2.55%	349,681	13.91	to	11.47	5,255,438	0.73%	-18.62%	to	-20.34%
2012	0.45%	to	2.55%	587,510	17.09	to	14.39	10,996,570	0.78%	2.54%	to	0.37%
2011	0.45%	to	2.55%	1,104,597	16.67	to	14.34	20,076,897	2.05%	40.85%	to	37.89%
Variable Trust - Health Care Fund (RHCF)
2015	0.45%	to	2.50%	798,201	22.25	to	19.08	19,342,049	0.00%	4.06%	to	1.92%
2014	0.45%	to	2.50%	818,470	21.38	to	18.72	19,291,518	0.00%	24.06%	to	21.50%
2013	0.45%	to	2.50%	702,990	17.24	to	15.41	13,485,978	0.20%	41.18%	to	38.27%
2012	0.45%	to	2.50%	528,331	12.21	to	11.14	7,252,714	0.00%	16.64%	to	14.23%
2011	0.45%	to	2.50%	520,632	10.47	to	9.76	6,223,554	0.00%	4.22%	to	2.08%
Variable Trust - Internet Fund (RINF)
2015	0.45%	to	2.50%	214,786	19.28	to	17.79	6,020,677	0.00%	7.87%	to	5.65%
2014	0.45%	to	2.50%	134,520	17.88	to	16.84	3,583,436	0.00%	1.50%	to	-0.59%
2013	0.45%	to	2.50%	310,691	17.61	to	16.94	8,210,449	0.00%	50.55%	to	47.45%
2012	0.45%	to	2.50%	185,142	11.70	to	11.49	3,319,461	0.00%	18.79%	to	16.34%
2011	0.85%	to	2.50%	221,146	9.67	to	9.88	3,358,860	0.00%	-12.67%	to	-14.12%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2015	1.15%	to	2.45%	2,794,435	0.79	to	0.85	2,112,085	0.00%	-9.09%	to	-10.29%
2014	1.15%	to	2.50%	1,996,596	0.87	to	0.94	1,661,317	0.00%	-22.67%	to	-23.72%
2013	1.15%	to	2.30%	1,540,494	1.13	to	1.01	1,652,682	0.00%	-44.53%	to	-45.18%
2012	1.15%	to	2.50%	1,663,040	2.03	to	2.25	3,259,130	0.00%	-23.35%	to	-24.40%
2011	1.15%	to	2.50%	1,321,652	2.65	to	2.97	3,391,507	0.00%	-27.91%	to	-28.89%
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2015	0.45%	to	2.20%	664,416	3.59	to	2.82	1,920,146	0.00%	-1.66%	to	-3.39%
2014	0.45%	to	2.50%	798,202	3.65	to	3.34	2,388,554	0.00%	-25.25%	to	-26.79%
2013	0.45%	to	2.50%	2,866,211	4.88	to	4.56	12,393,562	0.00%	14.74%	to	12.38%
2012	0.45%	to	2.50%	869,975	4.25	to	4.06	3,218,671	0.00%	-6.62%	to	-8.55%
2011	0.45%	to	2.15%	734,014	4.55	to	3.86	2,853,886	0.00%	-30.75%	to	-31.93%
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2015	1.15%	to	1.95%	208,444	2.07	to	1.89	413,390	0.00%	-2.26%	to	-3.05%
2014	1.15%	to	2.50%	351,637	2.12	to	2.48	698,292	0.00%	-12.58%	to	-13.77%
2013	0.45%	to	2.15%	298,812	3.51	to	2.20	694,206	0.00%	-27.90%	to	-29.13%
2012	1.15%	to	2.15%	163,777	3.39	to	3.11	532,489	0.00%	-19.30%	to	-20.12%
2011	1.15%	to	2.45%	212,941	4.20	to	5.13	874,985	0.00%	-8.40%	to	-9.60%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2015	1.15%	to	2.10%	318,657	0.99	to	1.17	298,344	0.00%	-13.87%	to	-14.70%
2014	0.45%	to	2.50%	321,838	2.69	to	2.09	392,180	0.00%	-19.00%	to	-20.67%
2013	0.45%	to	2.15%	399,140	3.32	to	1.71	589,385	0.00%	-29.37%	to	-30.58%
2012	0.45%	to	2.15%	1,229,953	4.70	to	2.47	2,556,769	0.00%	-19.01%	to	-20.40%
2011	1.00%	to	2.45%	846,407	5.66	to	4.81	2,106,354	0.00%	-10.97%	to	-12.27%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2015	0.45%	to	2.40%	1,622,820	2.83	to	1.68	3,245,304	0.00%	-0.35%	to	-2.30%
2014	0.45%	to	2.50%	655,199	2.84	to	2.31	1,245,930	0.00%	-9.26%	to	-11.13%
2013	0.45%	to	2.30%	603,134	3.13	to	1.95	1,327,490	0.00%	-31.16%	to	-32.44%
2012	0.45%	to	2.50%	353,496	4.55	to	3.86	1,111,165	0.00%	-18.52%	to	-20.21%
2011	0.45%	to	2.50%	669,629	5.58	to	4.84	2,579,323	0.00%	-8.03%	to	-9.92%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2015	0.65%	to	2.10%	1,035,469	3.63	to	2.02	2,241,550	0.00%	-5.06%	to	-6.44%
2014	0.65%	to	2.50%	878,859	3.83	to	3.05	2,018,138	0.00%	-15.01%	to	-16.59%
2013	0.45%	to	2.40%	737,210	4.56	to	2.50	2,017,505	0.00%	-26.85%	to	-28.28%
2012	0.45%	to	2.50%	1,072,355	6.24	to	5.10	4,048,971	0.00%	-17.35%	to	-19.06%
2011	0.45%	to	2.50%	1,195,966	7.55	to	6.30	5,557,221	0.00%	-9.45%	to	-11.31%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2015	0.45%	to	2.45%	101,533	10.61	to	9.04	1,234,316	0.00%	11.49%	to	9.25%
2014	1.15%	to	2.50%	79,473	11.43	to	8.23	881,829	0.00%	-16.38%	to	-17.53%
2013	0.45%	to	2.50%	175,090	11.30	to	9.98	2,492,057	0.00%	55.30%	to	52.10%
2012	1.15%	to	2.00%	246,456	8.86	to	8.04	2,124,721	0.00%	18.72%	to	17.70%
2011	0.45%	to	2.00%	124,422	6.08	to	6.83	909,194	0.00%	-29.26%	to	-30.37%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Trust - Leisure Fund (RLF)
2015	0.45%	to	2.50%	256,578	$16.68	to	$15.23	$6,843,107	0.09%	-0.15%	to	-2.20%
2014	0.45%	to	2.50%	181,903	16.70	to	15.57	4,941,762	0.22%	7.00%	to	4.80%
2013	0.45%	to	2.50%	191,698	15.61	to	14.86	4,912,517	0.59%	41.77%	to	38.85%
2012	0.45%	to	2.50%	283,744	11.01	to	10.70	5,168,194	0.00%	20.77%	to	18.28%
2011	0.45%	to	2.50%	271,172	9.12	to	9.05	4,150,612	0.00%	1.99%	to	-0.10%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2015	0.45%	to	2.50%	336,043	16.05	to	14.34	10,875,301	0.00%	-5.93%	to	-7.87%
2014	0.45%	to	2.50%	94,489	17.06	to	15.57	3,088,946	0.00%	11.43%	to	9.14%
2013	0.45%	to	2.50%	181,969	15.31	to	14.27	4,876,218	0.00%	49.56%	to	46.48%
2012	0.45%	to	2.50%	321,813	10.24	to	9.74	6,437,591	0.00%	23.77%	to	21.21%
2011	0.45%	to	2.50%	265,722	8.27	to	8.03	4,354,258	0.00%	-8.01%	to	-9.90%
Variable Fund - Multi-Hedge Strategies (RVARS)
2015	0.45%	to	2.35%	902,632	9.29	to	8.39	8,312,369	0.64%	1.39%	to	-0.54%
2014	0.45%	to	2.35%	732,401	9.17	to	8.44	6,714,451	0.00%	4.19%	to	2.20%
2013	0.45%	to	2.55%	794,484	8.80	to	7.95	7,062,750	0.00%	1.20%	to	-0.94%
2012	0.45%	to	2.55%	901,230	8.69	to	8.03	7,991,268	0.68%	1.76%	to	-0.39%
2011	0.45%	to	2.55%	676,240	8.54	to	8.06	5,936,147	0.00%	2.92%	to	0.75%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2015	0.45%	to	2.45%	611,925	32.37	to	31.46	20,769,741	0.00%	14.11%	to	11.82%
2014	0.45%	to	2.45%	1,027,097	28.37	to	28.14	31,048,384	0.00%	35.96%	to	33.23%
2013	0.45%	to	2.45%	936,401	20.86	to	21.12	20,772,792	0.00%	79.40%	to	75.81%
2012	0.45%	to	2.50%	458,586	11.63	to	11.97	5,970,633	0.00%	33.52%	to	30.77%
2011	0.45%	to	2.45%	514,544	8.71	to	9.18	5,033,949	0.00%	-1.12%	to	-3.10%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2015	0.45%	to	2.35%	900,604	21.89	to	27.16	24,997,743	0.00%	7.75%	to	5.70%
2014	0.45%	to	2.55%	746,528	20.32	to	19.28	19,033,453	0.00%	16.92%	to	14.45%
2013	0.45%	to	2.55%	887,995	17.38	to	16.84	19,264,862	0.00%	34.01%	to	31.19%
2012	0.45%	to	2.55%	436,120	12.97	to	12.84	7,425,414	0.00%	16.24%	to	13.79%
2011	0.45%	to	2.55%	435,810	11.16	to	11.28	6,569,631	0.00%	1.71%	to	-0.43%
Variable Trust - Nova Fund (RNF)
2015	0.45%	to	2.50%	566,895	14.80	to	14.08	10,643,310	0.00%	-1.17%	to	-3.20%
2014	0.45%	to	2.55%	666,929	14.98	to	14.48	12,705,422	0.08%	18.05%	to	15.56%
2013	0.45%	to	2.55%	1,902,052	12.69	to	12.53	28,504,432	0.09%	48.32%	to	45.19%
2012	0.45%	to	2.55%	841,905	8.55	to	8.63	9,379,489	0.00%	21.69%	to	19.12%
2011	0.45%	to	2.55%	1,040,432	7.03	to	7.24	9,596,287	0.05%	-1.61%	to	-3.68%
Variable Trust - Precious Metals Fund (RPMF)
2015	0.45%	to	2.50%	1,368,428	3.21	to	2.94	7,977,234	5.83%	-30.68%	to	-32.12%
2014	0.45%	to	2.50%	879,941	4.63	to	4.34	8,151,128	0.13%	-17.72%	to	-19.42%
2013	0.45%	to	2.50%	851,731	5.62	to	5.38	9,524,330	0.93%	-46.34%	to	-47.45%
2012	0.45%	to	2.50%	885,640	10.48	to	10.24	19,661,667	0.00%	-4.53%	to	-6.50%
2011	0.45%	to	2.50%	1,056,256	10.97	to	10.96	24,363,086	0.06%	-24.50%	to	-26.05%
Variable Trust - Real Estate Fund (RREF)
2015	0.45%	to	2.50%	338,751	12.30	to	10.30	7,117,895	2.02%	-2.96%	to	-4.96%
2014	0.45%	to	2.50%	492,656	12.68	to	10.84	10,849,321	1.19%	20.46%	to	17.98%
2013	0.45%	to	2.50%	391,260	10.52	to	9.19	7,335,555	2.09%	3.48%	to	1.35%
2012	0.45%	to	2.50%	680,026	10.17	to	9.06	12,388,116	1.15%	17.81%	to	15.38%
2011	0.45%	to	2.50%	526,180	8.63	to	7.86	8,271,602	2.30%	1.81%	to	-0.29%
Variable Trust - Retailing Fund (RRF)
2015	0.45%	to	2.50%	124,823	18.60	to	15.74	3,084,162	0.00%	-1.77%	to	-3.79%
2014	0.45%	to	2.50%	187,893	18.94	to	16.36	4,394,236	0.00%	8.17%	to	5.94%
2013	0.45%	to	2.50%	192,774	17.51	to	15.44	4,609,507	0.02%	35.19%	to	32.40%
2012	1.15%	to	2.50%	162,131	18.29	to	11.66	2,891,298	0.00%	15.43%	to	13.85%
2011	0.45%	to	2.50%	449,160	11.14	to	10.24	6,881,946	0.00%	4.83%	to	2.67%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2015	0.45%	to	2.50%	119,456	13.30	to	11.28	2,750,865	0.00%	-9.49%	to	-11.35%
2014	0.45%	to	2.50%	237,482	14.69	to	12.72	5,562,054	0.00%	3.82%	to	1.68%
2013	0.45%	to	2.50%	252,741	14.15	to	12.51	5,980,277	0.00%	57.85%	to	54.60%
2012	0.45%	to	2.50%	279,441	8.96	to	8.09	4,500,142	0.00%	21.55%	to	19.04%
2011	0.45%	to	2.50%	336,537	7.37	to	6.80	4,364,860	0.00%	-12.58%	to	-14.38%
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2015	0.45%	to	2.50%	369,480	14.14	to	13.82	6,625,529	0.00%	-2.10%	to	-4.12%
2014	0.45%	to	2.50%	891,598	14.44	to	14.42	16,675,744	0.00%	24.09%	to	21.54%
2013	0.45%	to	2.50%	1,014,924	11.64	to	11.86	15,631,139	0.00%	67.95%	to	64.50%
2012	0.45%	to	2.50%	582,339	6.93	to	7.21	5,226,163	0.00%	28.80%	to	26.15%
2011	0.45%	to	2.50%	1,396,743	5.38	to	5.72	10,087,308	0.00%	-4.38%	to	-6.35%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2015	0.45%	to	2.50%	2,553,715	$19.51	to	$16.76	$50,132,537	0.00%	0.63%	to	-1.45%
2014	0.45%	to	2.50%	3,194,594	19.39	to	17.00	62,517,460	0.00%	11.91%	to	9.61%
2013	0.45%	to	2.50%	2,287,444	17.32	to	15.51	40,474,629	0.00%	40.68%	to	37.79%
2012	0.45%	to	2.50%	1,437,364	12.31	to	11.26	18,360,948	0.00%	12.80%	to	10.47%
2011	0.45%	to	2.50%	1,364,526	10.92	to	10.19	15,651,318	0.00%	-1.53%	to	-3.56%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2015	0.45%	to	2.50%	1,217,367	14.44	to	13.46	21,106,001	1.04%	-9.79%	to	-11.65%
2014	0.45%	to	2.50%	2,128,730	16.01	to	15.24	41,597,840	0.37%	10.44%	to	8.17%
2013	0.45%	to	2.50%	2,417,188	14.50	to	14.09	43,034,012	0.00%	44.61%	to	41.63%
2012	0.45%	to	2.50%	1,057,510	10.02	to	9.94	13,120,094	0.39%	21.68%	to	19.17%
2011	0.45%	to	2.50%	1,398,503	8.24	to	8.35	14,524,395	0.02%	-3.60%	to	-5.59%
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2015	0.45%	to	2.45%	930,696	20.15	to	17.16	21,384,407	0.00%	0.86%	to	-1.16%
2014	0.45%	to	2.50%	827,165	19.98	to	17.28	18,929,666	0.00%	-2.00%	to	-4.01%
2013	0.45%	to	2.50%	1,496,626	20.39	to	18.00	35,384,794	0.00%	33.45%	to	30.70%
2012	0.45%	to	2.50%	995,696	15.28	to	13.78	18,018,082	0.00%	15.53%	to	13.15%
2011	0.45%	to	2.50%	670,396	13.22	to	12.17	10,603,297	0.00%	-1.10%	to	-3.14%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2015	0.45%	to	2.50%	479,147	13.13	to	11.95	7,992,316	0.14%	-12.26%	to	-14.07%
2014	0.45%	to	2.50%	573,667	14.96	to	13.91	11,065,293	0.04%	6.24%	to	4.06%
2013	0.45%	to	2.50%	1,127,639	14.08	to	13.36	20,702,285	0.10%	35.19%	to	32.41%
2012	0.45%	to	2.30%	483,777	10.42	to	12.98	6,630,169	0.00%	16.46%	to	14.29%
2011	0.45%	to	2.30%	1,362,882	8.95	to	11.35	16,294,604	0.00%	-7.57%	to	-9.28%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2015	0.45%	to	2.45%	705,352	16.61	to	14.34	13,744,555	0.00%	-0.82%	to	-2.81%
2014	0.45%	to	2.50%	756,633	16.74	to	14.69	14,965,168	0.00%	-0.45%	to	-2.50%
2013	0.45%	to	2.50%	1,496,718	16.82	to	15.06	29,782,353	0.00%	40.67%	to	37.78%
2012	0.45%	to	2.45%	870,994	11.96	to	10.97	12,741,235	0.00%	10.11%	to	7.89%
2011	0.45%	to	2.45%	620,483	10.86	to	10.17	8,354,924	0.00%	3.05%	to	0.98%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2015	0.45%	to	2.45%	528,126	12.68	to	10.66	7,812,190	0.00%	-13.93%	to	-15.66%
2014	0.45%	to	2.45%	517,699	14.73	to	12.65	9,163,876	0.00%	0.86%	to	-1.17%
2013	0.45%	to	2.45%	812,402	14.61	to	12.80	14,186,349	0.48%	42.18%	to	39.33%
2012	0.45%	to	2.50%	498,760	10.27	to	9.15	6,290,002	0.00%	19.84%	to	17.36%
2011	0.45%	to	2.45%	541,995	8.57	to	7.82	5,824,859	0.00%	-9.85%	to	-11.66%
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2015	0.45%	to	2.30%	179,801	9.09	to	6.66	1,294,892	0.00%	12.84%	to	10.74%
2014	0.45%	to	2.40%	560,826	8.05	to	5.96	3,757,287	0.00%	22.38%	to	19.98%
2013	0.45%	to	2.30%	150,484	6.58	to	5.01	808,868	0.00%	-3.41%	to	-5.20%
2012	1.00%	to	2.30%	567,154	6.61	to	5.28	3,204,951	0.00%	-7.22%	to	-8.44%
2011	0.45%	to	2.45%	465,951	7.30	to	5.65	2,839,577	0.00%	-4.69%	to	-6.60%
Variable Trust - Technology Fund (RTEC)
2015	0.45%	to	2.50%	457,774	14.10	to	12.72	8,584,454	0.00%	0.66%	to	-1.41%
2014	0.45%	to	2.50%	527,975	14.01	to	12.90	9,837,345	0.00%	9.76%	to	7.50%
2013	0.45%	to	2.50%	362,371	12.77	to	12.00	6,237,296	0.00%	34.78%	to	32.01%
2012	0.45%	to	2.50%	354,947	9.47	to	9.09	4,670,093	0.00%	11.48%	to	9.18%
2011	0.45%	to	2.50%	376,999	8.50	to	8.33	4,491,807	0.00%	-9.61%	to	-11.47%
Variable Trust - Telecommunications Fund (RTEL)
2015	0.65%	to	2.15%	127,757	7.34	to	11.31	1,043,908	1.59%	-7.33%	to	-8.73%
2014	0.65%	to	2.15%	126,898	7.92	to	12.39	1,138,272	1.99%	1.95%	to	0.41%
2013	0.90%	to	1.90%	117,499	8.86	to	8.29	1,042,534	2.05%	15.92%	to	15.23%
2012	0.45%	to	2.10%	119,021	6.73	to	10.79	923,565	1.56%	4.39%	to	2.65%
2011	1.15%	to	2.10%	281,388	7.56	to	10.51	2,092,890	0.84%	-15.38%	to	-16.20%
Variable Trust - Transportation Fund (RTRF)
2015	0.65%	to	2.50%	174,576	14.79	to	13.05	4,303,854	0.00%	-14.65%	to	-16.24%
2014	0.45%	to	2.50%	355,267	17.59	to	15.58	10,200,613	0.00%	22.25%	to	19.73%
2013	0.45%	to	2.50%	410,896	14.39	to	13.02	9,712,977	0.00%	49.96%	to	46.88%
2012	0.45%	to	2.50%	266,492	9.59	to	8.86	4,292,283	0.00%	17.05%	to	14.64%
2011	0.45%	to	2.50%	254,532	8.20	to	7.73	3,559,732	0.00%	-11.52%	to	-13.34%
Variable Trust - Utilities Fund (RUTL)
2015	0.45%	to	2.50%	512,587	13.51	to	13.45	7,536,635	2.50%	-7.78%	to	-9.68%
2014	0.45%	to	2.50%	551,770	14.64	to	14.89	8,856,609	1.72%	22.34%	to	19.82%
2013	0.45%	to	2.50%	315,279	11.97	to	12.43	4,236,429	3.11%	13.12%	to	10.79%
2012	0.45%	to	2.50%	479,076	10.58	to	11.22	5,772,558	2.30%	0.66%	to	-1.42%
2011	0.45%	to	2.50%	801,459	10.51	to	11.38	9,654,483	1.83%	15.77%	to	13.39%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2015	0.45%	to	2.45%	110,043	$5.77	to	$5.76	$670,233	0.00%	-17.20%	to	-18.87%
2014	0.45%	to	2.10%	69,426	6.97	to	7.18	524,984	0.00%	-22.27%	to	-23.56%
2013	0.45%	to	2.10%	63,300	8.97	to	9.40	623,311	0.00%	-3.25%	to	-4.86%
2012	0.45%	to	2.50%	77,859	9.27	to	9.80	803,071	0.00%	0.33%	to	-1.74%
2011	0.45%	to	2.10%	79,878	9.24	to	10.01	822,499	0.00%	-4.12%	to	-5.70%
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2015	0.45%	to	2.45%	1,142,012	10.45	to	9.90	11,554,154	3.03%	0.28%	to	-1.74%
2014	0.45%	to	2.45%	656,347	10.42	to	10.07	6,709,817	0.00%	1.92%	to	-0.13%
2013	0.45%	to	2.20%	443,521	10.22	to	10.10	4,502,917	0.00%	2.21%	to	1.01%	****
Series M (Macro Opportunities Series) (GSBLMO)
2015	0.45%	to	2.35%	185,315	10.49	to	10.06	1,899,162	2.58%	-0.75%	to	-2.65%
2014	0.45%	to	2.35%	95,487	10.56	to	10.34	996,814	0.00%	4.87%	to	2.87%
2013	1.35%	to	2.10%	2,358	10.06	to	10.05	23,718	0.00%	0.61%	to	0.51%	****
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2015	1.15%	to	1.95%	85,475	9.79	to	9.70	831,855	0.19%	-1.85%	to	-2.65%
Health Sciences Portfolio - II (TRHS2)
2015	1.00%	to	1.65%	168,760	9.17	to	9.14	1,545,737	0.00%	-8.34%	to	-8.62%	****
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2015	0.85%	to	1.65%	104,748	6.94	to	6.91	725,758	0.00%	-30.62%	to	-30.88%	****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	0.45%	to	2.50%	717,439	4.68	to	4.24	3,183,037	0.03%	-33.75%	to	-35.11%
2014	0.45%	to	2.50%	598,836	7.06	to	6.54	4,061,072	0.06%	-19.47%	to	-21.13%
2013	0.45%	to	2.50%	461,180	8.76	to	8.29	3,930,479	0.54%	10.04%	to	7.77%
2012	0.45%	to	2.50%	276,250	7.96	to	7.69	2,159,544	0.73%	2.92%	to	0.79%
2011	0.45%	to	2.50%	86,604	7.74	to	7.63	671,686	0.00%	-22.62%	to	-23.68%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2015	0.45%	to	2.45%	1,806,564	12.33	to	11.00	21,053,117	0.36%	-8.76%	to	-10.59%
2014	0.45%	to	2.50%	2,023,234	13.52	to	12.27	26,136,125	0.50%	-5.69%	to	-7.63%
2013	0.45%	to	2.50%	2,219,333	14.33	to	13.28	30,788,998	1.16%	24.57%	to	22.01%
2012	0.45%	to	2.45%	2,119,340	11.51	to	10.90	23,773,000	1.06%	18.64%	to	16.25%
2011	0.45%	to	2.50%	2,026,378	9.70	to	9.37	19,482,900	1.07%	-7.62%	to	-9.52%
Variable Insurance Portfolios - Energy (WRENG)
2015	1.00%	to	1.65%	9,027	7.88	to	7.85	71,055	0.00%	-21.23%	to	-21.47%	****
Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (obsolete) (DXVIMF)
2014	1.15%	to	2.10%	59,108	11.36	to	11.29	669,623	0.00%	13.59%	to	12.86%	****
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (obsolete) (DXVIC)
2014	1.25%	to	2.00%	2,438	9.18	to	9.13	22,335	0.00%	-8.23%	to	-8.70%	****
Dynamic VP HY Bond Fund (obsolete) (DXVHY)
2014	1.15%	to	2.50%	99,835	10.66	to	10.27	1,046,427	2.25%	-1.25%	to	-2.60%
2013	0.45%	to	2.50%	243,208	10.92	to	10.55	2,603,468	2.21%	3.48%	to	1.35%
2012	0.45%	to	2.50%	3,380,507	10.55	to	10.41	35,460,908	2.03%	5.51%	to	4.06%	****
Variable Trust: Alternative Strategies Allocation Fund (obsolete) (RVASA)
2011	1.15%	to	2.35%	360,426	9.27	to	8.93	3,310,377	2.08%	-4.19%	to	-5.35%
VIP Contrafund(R) Portfolio - Service - Class 2R (obsolete) (FC2R)
2014	0.95%	to	1.60%	336,677	24.66	to	23.96	8,331,456	0.69%	10.18%	to	9.88%
2013	0.95%	to	1.60%	386,322	22.38	to	21.80	8,675,282	0.85%	29.17%	to	28.81%
2012	1.15%	to	2.00%	408,007	17.77	to	16.24	7,084,390	1.04%	14.81%	to	14.03%
2011	1.15%	to	1.80%	497,387	15.48	to	14.54	7,539,529	0.67%	-3.90%	to	-4.48%
VIP Equity-Income Portfolio - Service Class 2 R (obsolete) (FEI2R)
2014	0.45%	to	2.50%	785,259	16.63	to	13.02	13,829,493	3.05%	7.96%	to	5.74%
2013	0.45%	to	2.45%	635,670	15.41	to	12.37	10,469,708	2.96%	27.22%	to	24.66%
2012	0.45%	to	2.45%	380,812	12.11	to	9.92	5,004,941	3.16%	16.53%	to	14.18%
2011	0.45%	to	2.45%	321,625	10.39	to	8.69	3,695,392	1.83%	0.25%	to	-1.76%
Variable Fund - All-Asset Aggressive Strategy (obsolete) (RVAAS)
2012	0.45%	to	2.30%	51,471			11.18	557,054	1.09%			12.13%
2011	0.45%	to	2.50%	58,543			9.97	572,088	0.34%			-4.72%
Variable Fund - All-Asset Conservative Strategy (obsolete) (RVACS)
2012	0.45%	to	2.25%	274,533	10.80	to	10.29	2,899,591	1.83%	7.22%	to	5.28%
2011	0.45%	to	2.25%	192,189	10.07	to	9.77	1,906,307	0.29%	-1.75%	to	-3.52%
Variable Fund - All-Asset Moderate Strategy (obsolete) (RVAMS)
2012	0.45%	to	2.30%	381,412	10.81	to	10.28	4,020,875	1.52%	9.53%	to	7.49%
2011	0.45%	to	2.30%	431,152	9.87	to	9.57	4,190,316	0.35%	-3.24%	to	-5.04%
VIP Growth Portfolio - Service Class 2 R (obsolete) (FG2R)
2014	0.45%	to	2.50%	2,163,708	19.04	to	15.19	38,138,026	0.24%	10.54%	to	8.27%
2013	0.45%	to	2.45%	1,062,979	17.23	to	14.09	17,083,564	0.33%	35.36%	to	32.64%
2012	0.45%	to	2.45%	434,393	12.73	to	10.62	5,233,229	0.41%	13.89%	to	11.60%
2011	0.45%	to	2.45%	475,936	11.17	to	9.52	5,091,681	0.11%	-0.47%	to	-2.47%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.45%	to	2.15%	308,078	$13.39	to	$14.62	$4,810,959	5.64%	6.46%	to	4.64%
2012	0.45%	to	2.45%	435,367	12.58	to	13.40	6,431,471	1.48%	14.19%	to	11.89%
2011	0.45%	to	2.45%	5,343,722	11.01	to	11.97	69,405,465	5.96%	3.34%	to	1.27%
VIP High Income Portfolio - Service Class 2R (obsolete) (FHI2R)
2014	0.45%	to	2.50%	333,474	11.27	to	10.66	3,658,266	3.60%	0.45%	to	-1.62%
2013	0.45%	to	2.50%	290,706	11.21	to	10.83	3,211,341	5.89%	5.39%	to	3.22%
2012	0.45%	to	1.95%	243,175	10.64	to	10.53	2,585,872	9.19%	6.41%	to	5.34%	****
Variable Fund - DWA Flexible Allocation (obsolete) (RVDFA)
2012	0.45%	to	2.50%	1,212,032	8.86	to	8.38	10,441,756	0.00%	1.65%	to	-0.45%
2011	0.45%	to	2.50%	1,858,221	8.72	to	8.42	15,904,667	0.39%	-11.54%	to	-13.36%
Variable Fund - DWA Sector Rotation (obsolete) (RVDSR)
2012	0.45%	to	2.50%	1,578,196	9.19	to	8.69	14,127,817	0.00%	3.37%	to	1.23%
2011	0.45%	to	2.50%	2,618,123	8.89	to	8.59	22,892,659	0.14%	-7.73%	to	-9.63%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.45%	to	2.50%	312,339	10.25	to	9.50	3,129,777	0.96%	0.30%	to	-1.77%
2012	0.45%	to	2.20%	190,632	10.22	to	9.75	1,930,557	0.63%	16.71%	to	14.65%
2011	0.45%	to	2.20%	134,567	8.76	to	8.50	1,245,009	0.61%	-22.74%	to	-24.10%
Global Currents Variable International All Cap Opportunity Portfolio (obsolete) (SBIEP)
2011			1.30%	8,400			10.30	86,509	8.94%			-12.74%
NVIT Nationwide Fund - Class III (obsolete) (TRF3)
2013	0.45%	to	2.30%	113,926	15.59	to	16.83	1,841,734	1.53%	30.53%	to	28.11%
2012	0.45%	to	2.30%	83,029	11.94	to	13.14	1,043,764	1.90%	13.81%	to	11.69%
2011	1.15%	to	2.30%	35,854	11.40	to	11.76	404,651	1.46%	-0.37%	to	-1.53%
NVIT Government Bond Fund - Class III (obsolete) (GBF3)
2013	0.45%	to	2.15%	669,943	10.68	to	11.38	9,075,697	1.44%	-4.53%	to	-6.16%
2012	0.45%	to	2.45%	1,281,066	11.19	to	11.96	18,225,025	1.99%	2.58%	to	0.51%
2011	0.45%	to	2.45%	1,741,410	10.90	to	11.90	24,573,093	2.99%	6.78%	to	4.64%
NVIT Investor Destinations Aggressive Fund - Class VI (obsolete) (GVIDA6)
2013	0.45%	to	1.95%	379,377	14.92	to	16.25	6,452,390	1.97%	26.61%	to	24.70%
2012	0.45%	to	1.80%	323,301	11.78	to	13.21	4,419,224	1.58%	15.40%	to	13.83%
2011	1.15%	to	1.80%	370,983	12.20	to	11.60	4,441,637	1.86%	-5.04%	to	-5.66%
NVIT Investor Destinations Balanced Fund - Class VI (obsolete) (NVDBL6)
2013	0.45%	to	2.00%	106,233	12.93	to	12.21	1,328,607	1.95%	12.92%	to	11.17%
2012	0.45%	to	2.00%	88,965	11.45	to	10.98	994,694	2.07%	8.99%	to	7.28%
2011	0.45%	to	2.50%	42,375	10.50	to	10.15	437,306	2.09%	0.42%	to	-1.64%
NVIT Investor Destinations Capital Appreciation Fund - Class VI (obsolete) (NVDCA6)
2013	1.00%	to	2.50%	96,385	13.56	to	12.82	1,276,664	2.10%	18.20%	to	16.41%
2012	1.15%	to	2.50%	51,664	11.42	to	11.01	585,042	1.44%	11.01%	to	9.49%
2011	1.15%	to	2.00%	50,520	10.29	to	10.14	518,356	1.32%	-2.12%	to	-2.96%
NVIT Investor Destinations Conservative Fund - Class VI (obsolete) (GVIDC6)
2013	0.45%	to	2.30%	768,696	11.50	to	11.87	9,911,437	1.32%	4.23%	to	2.30%
2012	0.45%	to	2.30%	1,240,205	11.04	to	11.60	15,505,928	1.72%	4.68%	to	2.73%
2011	0.45%	to	2.50%	1,390,326	10.54	to	10.68	16,787,146	2.47%	2.48%	to	0.37%
NVIT Investor Destinations Moderate Fund - Class VI (obsolete) (GVIDM6)
2013	0.45%	to	2.50%	1,230,727	13.38	to	12.32	18,913,039	1.46%	16.03%	to	13.64%
2012	0.45%	to	2.50%	1,698,729	11.53	to	10.84	22,732,682	1.53%	10.34%	to	8.07%
2011	0.45%	to	2.50%	1,903,557	10.45	to	10.03	23,305,379	2.10%	-0.49%	to	-2.53%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (obsolete) (GVDMA6)
2013	0.45%	to	1.95%	427,296	14.25	to	15.67	7,074,831	1.72%	21.82%	to	19.98%
2012	0.45%	to	1.80%	441,954	11.70	to	13.25	6,069,951	1.53%	13.23%	to	11.71%
2011	1.15%	to	1.80%	617,750	12.46	to	11.86	7,548,836	2.00%	-3.27%	to	-3.86%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (obsolete) (GVDMC6)
2013	0.45%	to	2.50%	671,052	12.52	to	11.92	9,594,807	1.25%	10.10%	to	7.83%
2012	0.45%	to	2.50%	1,136,193	11.37	to	11.05	14,897,003	1.67%	7.48%	to	5.26%
2011	0.45%	to	2.25%	1,162,051	10.58	to	11.60	14,381,049	2.32%	1.71%	to	-0.13%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.45%	to	2.45%	210,197	12.48	to	11.59	2,564,300	2.33%	20.55%	to	18.13%
2012	0.45%	to	2.00%	96,323	10.35	to	13.16	1,004,054	0.17%	16.42%	to	14.56%
2011	0.45%	to	2.00%	75,748	8.89	to	11.49	694,870	1.67%	-16.77%	to	-18.06%
NVIT Multi-Manager Small Cap Growth Fund - Class III (obsolete) (SCGF3)
2013	0.45%	to	2.50%	108,907	18.01	to	12.27	1,728,650	0.00%	43.72%	to	40.77%
2012	0.45%	to	2.10%	47,661	12.53	to	13.44	527,377	0.00%	12.87%	to	10.99%
2011	0.45%	to	2.10%	51,142	11.11	to	12.11	515,631	0.00%	-1.10%	to	-2.73%
NVIT Multi-Manager Small Cap Value Fund - Class III (obsolete) (SCVF3)
2013	0.45%	to	2.45%	132,331	17.07	to	14.54	2,714,433	1.05%	39.74%	to	36.94%
2012	0.45%	to	2.00%	65,799	12.22	to	14.90	968,868	0.99%	20.04%	to	18.27%
2011	0.45%	to	1.90%	49,161	10.18	to	12.72	658,532	0.39%	-5.59%	to	-6.96%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Manager Small Company Fund - Class III (obsolete) (SCF3)
2013	0.45%	to	2.10%	142,009	$16.81	to	$25.48	$3,283,214	0.15%	40.32%	to	37.99%
2012	0.45%	to	2.20%	156,996	11.98	to	18.28	2,626,810	0.17%	14.96%	to	12.93%
2011	0.45%	to	2.20%	171,964	10.42	to	16.19	2,524,182	0.54%	-5.97%	to	-7.62%
VP Income & Growth Fund - Class III (obsolete) (ACVIG3)
2014	0.45%	to	2.50%	660,331	18.51	to	14.44	12,814,948	2.01%	12.00%	to	9.69%
2013	0.45%	to	2.45%	310,052	16.53	to	13.22	5,487,546	2.29%	35.21%	to	32.50%
2012	0.45%	to	2.45%	296,635	12.22	to	9.98	3,949,391	2.03%	14.23%	to	11.93%
2011	0.45%	to	1.90%	357,418	10.70	to	11.21	4,212,861	1.53%	2.65%	to	1.16%
VP Ultra(R) Fund - Class III (obsolete) (ACVU3)
2014	1.15%	to	1.60%	57,799	18.18	to	17.16	1,043,856	0.42%	8.74%	to	8.25%
2013	1.15%	to	1.60%	25,186	16.72	to	15.85	414,407	0.53%	35.44%	to	34.83%
2012	1.15%	to	1.80%	27,728	12.35	to	11.51	336,263	0.00%	12.63%	to	11.93%
2011	1.15%	to	1.80%	41,872	10.96	to	10.28	448,164	0.00%	-0.09%	to	-0.68%
VP Value Fund - Class III (obsolete) (ACVV3)
2014	0.45%	to	2.50%	767,059	17.75	to	15.03	16,521,671	1.44%	12.57%	to	10.25%
2013	0.45%	to	2.50%	525,812	15.77	to	13.63	10,132,795	1.71%	31.13%	to	28.44%
2012	0.45%	to	2.45%	392,383	12.02	to	10.65	5,793,902	1.93%	14.06%	to	11.76%
2011	0.45%	to	2.10%	433,733	10.54	to	13.71	5,771,459	1.99%	0.56%	to	-1.10%
ClearBridge Variable All Cap Value Portfolio Class I (obsolete) (SBTRP)
2011			1.30%	1,435			23.02	33,027	1.36%			-7.41%
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (obsolete) (VWAR)
2014	1.15%	to	2.15%	188,357	9.78	to	9.43	1,819,617	0.00%	-2.20%	to	-3.19%
2013	1.15%	to	2.20%	168,013	10.00	to	9.72	1,665,592	0.00%	3.84%	to	2.74%
2012	1.15%	to	2.15%	287,520	9.63	to	9.47	2,760,934	0.00%	0.16%	to	-0.85%
2011	1.15%	to	1.80%	208,859	9.62	to	9.81	2,008,439	0.00%	-3.82%	to	-4.23%	****

2015	Reserves for annuity contracts in payout phase:							70,623
2015	Contract owners equity:							$1,613,745,449
2014	Reserves for annuity contracts in payout phase:							89,289
2014	Contract owners equity:							$1,524,687,920
2013	Reserves for annuity contracts in payout phase:							113,380
2013	Contract owners equity:							$1,358,664,885
2012	Reserves for annuity contracts in payout phase:							110,587
2012	Contract owners equity:							$1,146,493,847
2011	Reserves for annuity contracts in payout phase:							143,761
2011	Contract owners equity:							$1,059,222,360
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2015. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 23, 2016

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2015	2014	2013
Revenues
Policy charges	$2,216	$2,065	$1,849
Premiums	786	831	724
Net investment income	1,982	1,900	1,849
Net realized investment gains (losses), including other-than-temporary impairment losses	82	(1,078)	678
Other revenues	14	11	17

Total revenues	$5,080	$3,729	$5,117

Benefits and expenses
Interest credited to policyholder account values	$1,078	$1,096	$1,067
Benefits and claims	1,662	1,502	1,354
Amortization of deferred policy acquisition costs	68	207	374
Other expenses, net of deferrals	1,044	1,055	981

Total benefits and expenses	$3,852	$3,860	$3,776

Income (loss) before federal income taxes and noncontrolling interests	$1,228	$(131)	$1,341
Federal income tax expense (benefit)	293	(147)	313

Net income	$935	$16	$1,028
Noncontrolling interest adjustment for consolidated net expenses, net of tax	96	94	82

Net income attributable to Nationwide Life Insurance Company	$1,031	$110	$1,110

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2015	2014	2013
Net income	$935	$16	$1,028

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	$(720)	$435	$(663)
Other	43	27	(7)

Total other comprehensive (loss) income, net of tax	$(677)	$462	$(670)

Total comprehensive income	$258	$478	$358
Noncontrolling interest adjustment for consolidated net expenses, net of tax	96	94	82

Total comprehensive income attributable to Nationwide Life Insurance Company	$354	$572	$440

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2015	2014
Assets
Investments:
Fixed maturity securities, available-for-sale	$37,570	$35,418
Mortgage loans, net of allowance	8,396	7,270
Policy loans	993	992
Short-term investments	766	935
Other investments	943	822

Total investments	$48,668	$45,437
Cash and cash equivalents	67	77
Accrued investment income	477	670
Deferred policy acquisition costs	5,200	4,063
Goodwill	200	200
Other assets	2,328	5,001
Separate account assets	87,238	88,076

Total assets	$144,178	$143,524

Liabilities and equity
Liabilities
Future policy benefits and claims	$45,397	$40,730
Short-term debt	400	660
Long-term debt	707	709
Other liabilities	2,042	5,313
Separate account liabilities	87,238	88,076

Total liabilities	$135,784	$135,488

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	5,661	4,630
Accumulated other comprehensive income	367	1,044

Total shareholder’s equity	$7,750	$7,396
Noncontrolling interests	644	640

Total equity	$8,394	$8,036

Total liabilities and equity	$144,178	$143,524

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731
Comprehensive income (loss):
Net income (loss)	$—	$—	$1,110	$—	$1,110	$(82)	$1,028
Other comprehensive income	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	$—	$—	$110	$—	$110	$(94)	$16
Other comprehensive loss	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive loss	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2015	2014	2013
Cash flows from operating activities
Net income	$935	$16	$1,028
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(82)	1,078	(678)
Interest credited to policyholder account values	1,078	1,096	1,067
Capitalization of deferred policy acquisition costs	(870)	(685)	(604)
Amortization of deferred policy acquisition costs	68	207	374
Amortization and depreciation	107	128	77
Deferred tax expense (benefit)	217	(152)	346
Changes in:
Policy liabilities	(249)	(421)	(475)
Derivatives, net	(141)	(181)	(483)
Other, net	(280)	(59)	88

Net cash provided by operating activities	$783	$1,027	$740

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,828	$2,798	$3,689
Proceeds from sales of available-for-sale securities	466	647	1,091
Purchases of available-for-sale securities	(7,106)	(5,640)	(6,842)
Proceeds from repayments and sales of mortgage loans	1,027	920	1,091
Issuances of mortgage loans	(2,155)	(1,837)	(1,593)
Net sales (purchases) of short-term investments	169	(524)	654
Collateral received (paid), net	48	399	(637)
Other, net	(136)	(94)	42

Net cash used in investing activities	$(4,859)	$(3,331)	$(2,505)

Cash flows from financing activities
Net change in short-term debt	$(260)	$382	$(22)
Proceeds from issuance of long-term debt	—	—	2
Repayments of long-term debt	(2)	—	(299)
Investment and universal life insurance product deposits	8,224	6,037	6,139
Investment and universal life insurance product withdrawals	(3,884)	(4,095)	(4,034)
Other, net	(12)	(4)	(22)

Net cash provided by financing activities	$4,066	$2,320	$1,764

Net (decrease) increase in cash and cash equivalents	$(10)	$16	$(1)
Cash and cash equivalents at beginning of year	77	61	62

Cash and cash equivalents at end of year	$67	$77	$61

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services, banking products and services, mutual funds and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2015 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”) and Eagle Captive Reinsurance, LLC (“Eagle”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

Eagle is an Ohio domiciled special purpose financial captive insurance company, and a member of the Nationwide group of companies, which is comprised of NMIC and all of its subsidiaries and affiliates. Eagle is a wholly-owned subsidiary of NLIC. Eagle commenced operations effective October 1, 2015, following surplus contributions of $50 million by NLIC for the purpose of assuming net of third party reinsurance, 100% of NLIC’s liability with respect to specified guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. The base annuity contracts and any non-reinsured risks will be retained by NLIC.

As of December 31, 2015 and 2014, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany accounts and transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts expected to net settle, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers guarantees which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent or is expected to be exercised upon annuitization are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated from, and valued apart from, the host variable annuity contracts.

Guarantees on variable annuity and fixed annuity products accounted for as insurance liabilities primarily include GMDB and certain GLWB. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Certain guaranteed minimum accumulation benefits (“GMAB”) and the GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility.

The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.7% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2015 and 2014 was $2.3 billion and $1.8 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $46 million and $35 million of FHLB stock as of December 31, 2015 and 2014, respectively.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to earnings had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2015 and 2014, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (86% and 87% as of December 31, 2015 and 2014, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, pricing from additional sources, and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities, consisting primarily of private placement corporate bonds, are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2015 and December 31, 2014, the fair value of the securities received as collateral and recorded off balance sheet is $167 million and $0, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2015 and 2014, the fair value of loaned securities was $389 million and $254 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government, agencies and obligations of states and political subdivisions securities for other-than-temporary impairment by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in earnings and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments, which could be significant.

The Company invests in fixed maturity securities that could qualify as variable interest entities (“VIEs”), including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment, hotel and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies commercial mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in private equity, purchased tax credit funds and partnerships accounted for under the equity method, trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds investments in limited partnerships and similar entities including private equity funds, tax credit funds and real estate related funds. The Company applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes the change in equity method investments in net investment income. The Company’s unfunded commitments related to these investments were $315 million and $123 million as of December 31, 2015 and 2014, respectively. The carrying value of these investments was $199 million and $141 million as of December 31, 2015 and 2014, respectively.

The Company has sold $1.4 billion and $1.3 billion in Tax Credit Funds to unrelated third parties as of December 31, 2015 and 2014, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2031. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $720 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. These consolidated VIEs are primarily made up of the Tax Credit Funds discussed above.

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $644 million and $640 million as of December 31, 2015 and 2014, respectively, and are included within the balance sheet primarily as other investments of $585 million, other assets of $113 million and other liabilities of $67 million as of December 31, 2015, and other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2015 annual impairment test and determined that no impairment was required. As of December 31, 2015 and 2014, there were no accumulated impairments.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and ODI. The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Effective January 1, 2015, the Company is included in the NMIC consolidated federal income tax return. Prior to 2015, NLIC filed a separate consolidated federal income tax return with its subsidiaries.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2015 (4% in 2014 and 2013) and 35% of the number of life insurance policies in force in 2015 (37% in 2014 and 38% in 2013). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 23, 2016, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2015, the Company adopted ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

On January 1, 2015, the Company adopted ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2015-02, which amends existing guidance in ASC 810, Consolidation. The amended guidance changes the way reporting enterprises evaluate whether (a) they should consolidate limited partnerships and similar entities, (b) fees paid to a decision maker or service provider are variable interests in a variable interest entity (VIE), and (c) variable interests in a VIE held by related parties of the reporting enterprise require the reporting enterprise to consolidate the VIE. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2015, the FASB issued ASU 2015-01, which amends existing guidance in ASC 225, Income Statement. The amended guidance eliminates the concept of extraordinary items. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In April 2015, the FASB issued ASU 2015-03, which amends existing guidance in ASC 835, Interest. The amended guidance presents debt issuance costs in the balance sheet as a direct deduction from the carrying amount of the corresponding debt liability. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In May 2015, the FASB issued ASU 2015-07, which amends ASC 820, Fair Value Measurements. The amended guidance eliminates the requirement to categorize investments using net asset value as fair value within the fair value hierarchy. The Company will adopt the ASU for annual periods beginning January 1, 2016. The adoption of this guidance will result in changes to disclosures only.

In May 2015, the FASB issued ASU 2015-09, which amends ASC 944, Financial Services-Insurance. The amended guidance requires additional disclosures for short duration insurance contracts. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In August 2015, the FASB issued ASU 2015-14, which amends ASC 606, Revenue from Contracts from Customers. The amended guidance defers the effective date of ASU 2014-09 for all entities by one year. The Company does not expect the adoption of this guidance to have any impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for interim and annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through separate accounts. The Company provides four primary guarantee types: (1) GMDB, (2) GLWB, (3) GMAB and (4) guaranteed minimum income benefits (“GMIB”).

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2015				December 31, 2014
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$885	$24,452	$208	66	$872	$23,079	$21	65
Minimum return or anniversary contract value	1,817	31,511	1,133	70	1,918	33,662	292	69

Total contracts with GMDB	$2,702	$55,963	$1,341	68	$2,790	$56,741	$313	68

GLWB Minimum return or anniversary contract value[3]	$141	$32,187	$142	67	$135	$31,406	$195	66
GMAB Return of net deposits[3]	$19	$496	$2	66	$43	$1,177	$—	67
GMIB Minimum return or anniversary contract value	$46	$380	$1	67	$45	$451	$1	66

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.
3	Certain prior period amounts related to contracts with a hybrid accumulation/withdrawal benefit have been reclassified to conform with current period presentation.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2015	2014
GMDB	$148	$76
GLWB[1]	$180	$185
GMAB[1]	$—	$(8)
GMIB	$2	$1

1	Certain prior period amounts related to contracts with a hybrid accumulation/withdrawal benefit have been reclassified to conform with current period presentation.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumption for participant benefit utilization of the net settlement option within the GLWB. The Company changed its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to benefits and claims of $164 million and lower amortization of deferred policy acquisition costs of $28 million.

Paid claims for GMDBs were $20 million and $11 million for the years ended December 31, 2015 and 2014, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2015 and 2014.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Mutual funds:
Bond	$5,371	$5,280
Domestic equity	46,469	47,316
International equity	3,001	2,969

Total mutual funds	$54,841	$55,565
Money market funds	1,122	1,176

Total[1]	$55,963	$56,741

1	Excludes $31.3 billion as of December 31, 2015 and 2014 of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Annuity Contracts

The Company offers certain fixed annuity products with GMDB and GLWB. As of December 31, 2015 and 2014, the general account value for contracts with GMDB was $2.7 billion and $351 million, respectively, which includes $1.4 billion and $185 million, respectively, of general account value relating to contracts that also have GLWB. The net amount at risk and reserve balances on these guarantees were immaterial as of December 31, 2015 and 2014. Paid claims for GMDB were immaterial for the years ended December 31, 2015 and 2014. There were no paid claims for GLWB during the years ended December 31, 2015 and 2014.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $548 million and $401 million as of December 31, 2015 and 2014, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2015 and 2014.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2015	$2,473	$2,053	$48,140	51
December 31, 2014	$1,954	$2,191	$41,484	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2015	2014	2013
Balance at beginning of year	$4,063	$3,778	$3,249
Capitalization of DAC	870	685	604
Amortization of DAC, excluding unlocks	(326)	(397)	(373)
Amortization of DAC related to unlocks	258	190	(1)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	335	(193)	299

Balance at end of year	$5,200	$4,063	$3,778

During 2015, the Company recognized a decrease in DAC amortization of $258 million as a result of the annual comprehensive review of model assumptions and enhancements. The impact was primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4, as well as a decrease in the expected lapse rates for certain variable annuity products.

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2015
Fixed maturity securities:
U.S. government and agencies	$343	$59	$—	$402
Obligations of states, political subdivisions and foreign governments	2,137	241	11	2,367
Corporate public securities	23,174	868	752	23,290
Corporate private securities	5,082	203	115	5,170
Residential mortgage-backed securities	3,036	152	42	3,146
Commercial mortgage-backed securities	1,539	37	11	1,565
Asset-backed securities	1,685	19	74	1,630

Total fixed maturity securities	$36,996	$1,579	$1,005	$37,570
Equity securities	7	14	—	21

Total available-for-sale securities	$37,003	$1,593	$1,005	$37,591

December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2015. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$977	$982
Due after one year through five years	10,512	10,861
Due after five years through ten years	9,302	9,295
Due after ten years	9,945	10,091

Subtotal	$30,736	$31,229
Residential mortgage-backed securities	3,036	3,146
Commercial mortgage-backed securities	1,539	1,565
Asset-backed securities	1,685	1,630

Total fixed maturity securities	$36,996	$37,570

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$588	$2,235
Adjustment to DAC and other expense	(33)	(372)
Adjustment to future policy benefits and claims	(16)	(159)
Adjustment to policyholder dividend obligations	(67)	(120)
Deferred federal income tax expense	(156)	(548)

Net unrealized gains on available-for-sale securities	$316	$1,036

1	Includes net unrealized losses of $20 million and $9 million as of December 31, 2015 and 2014, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2015	2014
Balance at beginning of year	$1,036	$601
Unrealized gains and losses arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(1,662)	939
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(11)	31
Net adjustment to DAC and other expense	339	(196)
Net adjustment to future policy benefits and claims	143	(70)
Net adjustment to policyholder dividend obligations	53	(35)
Related federal income tax benefit (expense)	401	(234)

Unrealized (losses) gains on available-for-sale securities	$(737)	$435
Less: Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($9 and $0 as of
December 31, 2015 and 2014, respectively)	(17)	—

Net unrealized (losses) gains on available-for-sale securities	$(720)	$435

Balance at end of year	$316	$1,036

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2015
Fixed maturity securities:
Corporate public securities	$8,170	$455	$975	$297	$752
Corporate private securities	1,642	56	418	59	115
Asset-backed securities	654	7	756	67	74
Other	1,271	23	504	41	64

Total[2]	$11,737	$541	$2,653	$464	$1,005

December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Corporate private securities	589	27	256	7	34
Asset-backed securities	662	5	493	67	72
Other	268	2	688	47	49

Total[2]	$3,161	$97	$3,015	$178	$275

1	As of December 31, 2015 and 2014, there were $448 million and $66 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 1,059 and 541 available-for-sale securities in an unrealized loss position as of December 31, 2015 and 2014, respectively.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary-impairment.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Amortized cost:
Loans with non-specific reserves	$8,403	$7,279
Loans with specific reserves	19	17

Total amortized cost	$8,422	$7,296

Valuation allowance:
Non-specific reserves	$23	$21
Specific reserves	3	5

Total valuation allowance	$26	$26

Mortgage loans, net of allowance	$8,396	$7,270

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Balance at beginning of year	$26	$35	$44
Current period provision[1]	2	(8)	(4)
Recoveries[2]	(2)	(1)	(5)

Balance at end of year	$26	$26	$35

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

Interest income recognized on commercial mortgage loans with a specific reserve was $2 million, $1 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively. The average recorded investment was $14 million, $16 million and $30 million for the years ended December 31, 2015, 2014 and 2013, respectively.

As of December 31, 2015 and 2014, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total[1]	Greater than 1.00	Less than 1.00	Total[1]
December 31, 2015
Apartment	$2,791	$—	$2,791	$2,791	$—	$2,791
Industrial	1,221	25	1,246	1,193	53	1,246
Office	1,318	3	1,321	1,286	35	1,321
Retail	2,765	2	2,767	2,756	11	2,767
Other	297	—	297	297	—	297

Total[2]	$8,392	$30	$8,422	$8,323	$99	$8,422

December 31, 2014
Apartment	$2,267	$17	$2,284	$2,278	$6	$2,284
Industrial	1,165	35	1,200	1,137	63	1,200
Office	1,020	20	1,040	994	46	1,040
Retail	2,570	11	2,581	2,549	32	2,581
Other	191	—	191	191	—	191

Total[3]	$7,213	$83	$7,296	$7,149	$147	$7,296

1	While these loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.
2	As of December 31, 2015, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.02 and 0.83, with a total weighted average DSC ratio of 2.02. As of December 31, 2015, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 85%, with a total weighted average LTV ratio of 60%.
3	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.94 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 90%, with a total weighted average LTV ratio of 60%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2015 and 2014. Additionally, available-for-sale securities with a carrying value of $538 million and $683 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2015 and 2014, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Fixed maturity securities, available-for-sale	$1,646	$1,575	$1,565
Mortgage loans	390	362	348
Alternative Investments	(56)	(32)	(68)
Policy loans	51	51	52
Other	12	3	11

Gross investment income	$2,043	$1,959	$1,908
Investment expenses	61	59	59

Net investment income	$1,982	$1,900	$1,849

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Net realized derivative gains (losses)	$120	$(1,087)	$705
Realized gains on sales	11	31	32
Realized losses on sales	(37)	(19)	(54)
Other	(11)	2	—

Net realized investment gains (losses) before other-than-temporary-impairments on fixed maturity securities	$83	$(1,073)	$683
Other-than-temporary-impairments on fixed maturity securities[1]	(1)	(5)	(5)

Net realized investment gains (losses), including other-than-temporary-impairments	$82	$(1,078)	$678

1	Other-than-temporary impairments on fixed maturity securities are net $2 million, $1 million and $6 million of non-credit losses included in other comprehensive income for the years ended December 31, 2015, 2014 and 2013, respectively.

Proceeds from the sale of available-for-sale securities were $466 million, $647 million and $1.1 billion during the years ended December 31, 2015, 2014 and 2013, respectively. Gross gains of $11 million, $17 million and $31 million and gross losses of $36 million, $10 million and $50 million were realized on sales of available-for-sale securities during the years ended December 31, 2015, 2014 and 2013, respectively.

The following table summarizes the cumulative credits losses, for the years ended:

(in millions)	December 31,
	2015	2014	2013
Cumulative credit losses at beginning of year[1]	$(254)	$(272)	$(289)
New credit losses	(1)	(2)	(3)
Incremental credit losses	—	(4)	(3)
Losses related to securities included in the beginning balance sold or paid down during the period	31	24	23

Cumulative credit losses at end of year[1]	$(224)	$(254)	$(272)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps, which are included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2015 and 2014, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2015
Derivatives designated and qualifying as hedging instruments	$86	$725	$2	$89
Derivatives not designated as hedging instruments:
Interest rate contracts[1]	$39	$875	$98	$1,059
Equity contracts	445	7,329	—	—
Total return swaps and other derivative contracts	—	77	6	2

Total derivatives[2]	$570	$9,006	$106	$1,150

December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts[1]	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps and other derivative contracts	—	—	44	2,810

Total derivatives[2]	$3,042	$39,200	$2,664	$35,742

1	The decreases in the fair value and notional amounts of interest rate contracts are primarily a result of revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4.
2	Fair value balance excludes accrued interest on derivative assets and liabilities of $10 and $11 million, respectively, for the year ended December 31, 2015. Fair value balance excludes accrued interest on derivative assets and liabilities of $243 million and $244 million, respectively, for the year ended December 31, 2014.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Of the $570 million and $3.0 billion of fair value of total derivative assets at December 31, 2015 and 2014, $48 million and $2.6 billion, respectively, are subject to master netting agreements. The Company received $374 million and $535 million of cash collateral and held $99 million and $64 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2015 and 2014. Of the $106 million and $2.7 billion of fair value of total derivative liabilities at December 31, 2015 and 2014, $48 million and $2.6 billion, respectively, are subject to master netting agreements. The Company posted $92 million and $330 million of cash collateral and pledged securities with a fair value of $64 million and $174 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2015 and 2014.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Derivatives designated and qualifying as hedging instruments	$—	$—	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(141)	$142	$(209)
Equity contracts	(257)	(79)	(776)
Total return swaps	(44)	(195)	(321)
Other derivative contracts	(6)	4	(9)
Net interest settlements	32	20	14

Total derivative losses[1]	$(416)	$(108)	$(1,302)
Change in embedded derivative liabilities and related fees[2]	$536	$(979)	$2,007

Net realized derivative gains (losses)	$120	$(1,087)	$705

1	Included in total derivative losses are economic hedging (losses) gains of $(402) million, $941 million and $(1.8) billion related to the guaranteed benefit annuity programs for the years ended December 31, 2015, 2014 and 2013, respectively. Also included are economic hedging gains (losses) of $52 million, $(1.0) billion and $645 million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	During 2015, the annual comprehensive review of model assumptions for the individual variable annuity business produced a favorable impact of $187 million for the year ended December 31, 2015, attributable to the change in estimate discussed in Note 4. During 2014 and 2013, the annual comprehensive review of model assumptions for the individual variable annuity business included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2015:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$399	$1	$2	$402
Obligations of states, political subdivisions and foreign governments	63	2,304	—	2,367
Corporate public securities	—	23,142	148	23,290
Corporate private securities	—	4,226	944	5,170
Residential mortgage-backed securities	846	2,291	9	3,146
Commercial mortgage-backed securities	—	1,565	—	1,565
Asset-backed securities	—	1,505	125	1,630

Total fixed maturity securities, available-for-sale, at fair value	$1,308	$35,034	$1,228	$37,570
Other investments at fair value[1]	270	546	37	853

Investments at fair value	$1,578	$35,580	$1,265	$38,423

Derivative instruments - assets	—	125	445	570
Separate account assets	83,466	1,323	2,449	87,238

Assets at fair value	$85,044	$37,028	$4,159	$126,231

Liabilities
Future policy benefits and claims	$—	$—	$(65)	$(65)
Derivative instruments - liabilities	—	(100)	(6)	(106)

Liabilities at fair value	$—	$(100)	$(71)	$(171)

1	Other investments at fair value includes $66 million of trading securities as of December 31, 2015.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)
Net (losses) gains
In operations[1]	(6)	—	(46)	18	(34)	313
In other comprehensive income	(44)	—	—	—	(44)	—
Purchases	142	1	104	325	572	(144)
Sales	(162)	—	(24)	—	(186)	24
Transfers into Level 3	201	—	—	—	201	—
Transfers out of Level 3	(170)	—	—	—	(170)	—

Balance as of December 31, 2015	$1,228	$37	$445	$2,449	$4,159	$(71)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $316 million for future policy benefits and claims, $(9) million for derivative assets, and $2 million for derivative liabilities.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2015.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2015 are primarily due to certain corporate private securities priced using unobservable inputs to priced using observable inputs. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2015.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2015:

Unobservable Inputs	Range
Mortality	0.1% - 8%[2]
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs[3]
Efficiency of benefit utilization[1]	60% - 100%
Discount rate[4]	See note 4 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2015:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% -10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2015 and 2014.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims at fair value	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held as of the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2014.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2015				December 31, 2014
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$8,396	$8,462	$—	$8,462	$7,270	$7,616	$—	$7,616
Policy loans	$993	$993	$—	$993	$992	$992	$—	$992
Other investments	$71	$71	$—	$71	$60	$60	$—	$60

Liabilities
Investment contracts	$27,301	$25,822	$—	$25,822	$23,470	$21,742	$—	$21,742
Short-term debt	$400	$400	$—	$400	$660	$660	$—	$660
Long-term debt	$707	$941	$934	$7	$709	$1,069	$1,060	$9

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2015[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Liabilities:
Future policyholder benefits	$1,637	$1,669
Policyholder funds and accumulated dividends	138	139
Policyholder dividends payable	21	22
Policyholder dividend obligation	99	152
Other policy obligations and liabilities	35	33

Total liabilities	$1,930	$2,015

Assets:
Fixed maturity securities, available-for-sale	$1,316	$1,336
Mortgage loans, net of allowance	235	272
Policy loans	146	149
Other assets	71	86

Total assets	$1,768	$1,843

Excess of reported liabilities over assets	162	172

Portion of above representing other comprehensive income:
(Decrease) increase in unrealized gain on fixed maturity securities, available-for-sale	$(53)	$35
Adjustment to policyholder dividend obligation	53	(35)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$162	$172

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,316	$1,336
Amortized cost	1,249	1,216
Shadow policyholder dividend obligation	(67)	(120)

Net unrealized appreciation	$—	$—

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2015	2014	2013
Revenues:
Premiums	$58	$61	$66
Net investment income	87	93	94
Realized investment gains	1	1	—
Realized losses credited to policyholder benefit obligation	(5)	(5)	(4)

Total revenues	$141	$150	$156

Benefits and expenses:
Policy and contract benefits	$122	$124	$123
Change in future policyholder benefits and interest credited to policyholder accounts	(33)	(34)	(29)
Policyholder dividends	40	43	44
Change in policyholder dividend obligation	(4)	(1)	3
Other expenses	1	2	(2)

Total benefits and expenses	$126	$134	$139

Total revenues, net of benefits and expenses, before federal income tax expense	$15	$16	$17
Federal income tax expense	5	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$10	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$172	$182	$193
Change during period	(10)	(10)	(11)

End of period	$162	$172	$182

Cumulative closed block earnings from inception through December 31, 2015, 2014 and 2013 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $32 million and $28 million as of December 31, 2015, 2014 and 2013, respectively.

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2015	2014
$750 million commercial paper program (0.45% and 0.00%, respectively)[1]	$400	$—
$600 million commercial paper program (0.00% and 0.20%, respectively)[1]	—	264
$400 million revolving variable rate line of credit (0.00% and 1.57%, respectively)	—	396

Total short-term debt	$400	$660

1	On December 4, 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million.

In November 2015, the Company terminated its $400 million unsecured revolving promissory note and line of credit agreement with its parent company.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

In March 2015, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 25, 2016, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $6.7 billion and $8.5 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2015 and 2014, respectively. Additionally, in connection with the agreement, NLIC purchased $10 million in capital stock with the FHLB.

On April 2, 2015, Nationwide Mutual Insurance Company (“NMIC”) and NLIC replaced their previous $600 million revolving credit facility with a new credit facility of $750 million, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2015 and 2014.

The amount of interest paid on short-term debt was immaterial in 2015, 2014 and 2013.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2015	2014
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	7	9

Total long-term debt	$707	$709

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2015, 2014 and 2013. Payments of interest and principal under the notes require the prior approval of the ODI.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2015	2014	2013
Current tax expense (benefit)	$76	$5	$(33)
Deferred tax expense (benefit)	217	(152)	346

Total tax expense (benefit)	$293	$(147)	$313

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2015		2014		2013
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$430	35%	$(46)	35%	$469	35%
Dividends received deduction	(118)	(10)%	(87)	66%	(112)	(8)%
Tax credits	(63)	(5)%	(53)	41%	(82)	(6)%
Other, net	44	4%	39	(30)%	38	2%

Total	$293	24%	$(147)	112%	$313	23%

The Company’s current federal income tax liability was $61 million and $18 million as of December 31, 2015 and 2014, respectively.

The Company made $33 million and immaterial payments for the years ended December 31, 2015 and 2014, respectively, and received a refund of $107 million for the year ended 2013.

During 2015 and 2014, the Company recorded a tax (benefit) expense of $(1) million and $16 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return.

As of December 31, 2015, the Company had gross federal net operating loss carryforwards of $248 million, which expire in 2028. In addition, the Company had $218 million in low-income-housing credit carryforwards, which expire between 2024 and 2035, and $197 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $68 million in foreign tax credit carryforwards which expire between 2019 and 2025. The Company expects to fully utilize all carryforwards.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2015	2014[1]
Deferred tax assets
Future policy benefits and claims	$825	$839
Tax credit carryforwards	483	355
Derivatives, including embedded derivatives	120	147
Other	411	439

Gross deferred tax assets	$1,839	$1,780
Valuation allowance	(17)	(17)

Gross deferred tax assets, net of valuation allowance	$1,822	$1,763

Deferred tax liabilities
Deferred policy acquisition costs	$1,502	$1,113
Available-for-sale securities	315	839
Other	249	209

Gross deferred tax liabilities	$2,066	$2,161

Net deferred tax liability	$244	$398

1	Prior year amounts primarily related to certain annuity and life insurance balances have been reclassified between future policy benefits, available-for-sale securities, derivatives, other assets and other liabilities to conform with current year presentation.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2015	2014	2013
Balance at beginning of period	$38	$36	$36
Additions for current year tax positions	1	3	2
Reductions for prior years tax positions	(3)	(1)	(2)

Balance at end of period	$36	$38	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2010 tax year. In 2015, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2011 through 2012. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, was granted a permitted practice from the State of Vermont that increased NLAIC’s valuation of this subsidiary by $56 million and $66 million as of December 31, 2015 and 2014, respectively, which also allowed NLIC to admit additional deferred tax assets of $8 million and $10 million as of December 31, 2015 and 2014, respectively.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. This prescribed practice decreased NLIC’s valuation of this subsidiary by $64 million as of December 31, 2015 and also reduced NLIC’s admitted deferred tax assets by $10 million.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2015	2014	2013
Statutory net income (loss)
NLIC	$167	$341	$262
NLAIC	$(99)	$(122)	$(103)

Statutory capital and surplus
NLIC	$4,567	$4,408	$3,550
NLAIC	$735	$691	$534

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment and must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2015, 2014 and 2013 NLIC did not pay any dividends to NFS. As of January 1, 2016, NLIC has the ability to pay dividends to NFS totaling $457 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, employees of the company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2015, 2014 and 2013, the Company was allocated costs from NMIC and NSC totaling $289 million, $275 million and $277 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2015 and 2014. Total revenues from these contracts were $129 million, $131 million and $137 million for the years ended December 31, 2015, 2014 and 2013, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $106 million for the year ended December 31, 2015 and $109 million for the years ended December 31, 2014 and 2013.

The Company may underwrite insurance policies for its agents, employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $18 million for the year ended December 31, 2015 and $16 million for the years ended December 31, 2014 and 2013.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC for the years ended December 31, 2015, 2014 and 2013 were $209 million, $208 million and $179 million, respectively, while benefits, claims and expenses ceded during these years were $207 million, $217 million and $178 million, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2015 and 2014, customer allocations to NFG funds totaled $59.1 billion and $58.1 billion, respectively. For the years ended December 31, 2015, 2014 and 2013, NFG paid the Company $196 million, $185 million and $163 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $501 million and $636 million as of December 31, 2015 and 2014, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $63 million, $57 million and $54 million for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company provides financing to subsidiaries Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2015 and 2014, the Company had notes receivable outstanding of $238 million and $142 million, respectively.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014 plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing. On April 9, 2015, the Court entered the Final Order and Consent Judgment. The Company has paid the loss amount. In November 2015, the settlement administrator mailed settlement checks to class members. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2015	2014	2013
Premiums
Direct	$1,144	$1,178	$1,015
Assumed from other companies	—	—	—
Ceded to other companies	(358)	(347)	(291)

Net	$786	$831	$724

Life, accident and health insurance in force
Direct	$260,465	$241,936	$228,095
Assumed from other companies	5	5	6
Ceded to other companies	(60,976)	(59,588)	(58,310)

Net	$199,494	$182,353	$169,791

Amounts recoverable under reinsurance contracts totaled $647 million, $704 million and $675 million as of December 31, 2015, 2014 and 2013, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity, Retirement Plans, Individual Products and Solutions-Life and NBSG and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges); (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$1,259	111	846	—	$2,216
Premiums	459	—	292	35	786
Net investment income	591	752	602	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(56)	(56)
Other revenues[2]	(76)	—	(7)	7	(76)

Total revenues	$2,233	$863	$1,733	$23	$4,852
Benefits and expenses:
Interest credited to policyholder accounts	$328	494	236	20	$1,078
Benefits and claims[3]	700	—	705	29	1,434
Amortization of DAC	13	7	115	(67)	68
Other expenses, net of deferrals	334	163	371	176	1,044

Total benefits and expenses	$1,375	$664	$1,427	$158	$3,624

Income before federal income taxes and noncontrolling interests	$858	199	306	(135)	$1,228

Less: certain non-operating changes in variable annuity liabilities and net realized investment gains (losses)[1]	—	—	—	56
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	(74)
Less: net loss attributable to noncontrolling interest	—	—	—	96

Pre-tax operating earnings (loss)	$858	$199	$306	$(57)

Assets as of year end	$73,370	$30,524	$30,650	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2015 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$343	$402	$402
Obligations of states, political subdivisions and foreign governments	2,136	2,367	2,367
Public utilities	3,411	3,495	3,495
All other corporate, mortgage-backed and asset-backed securities	31,106	31,306	31,306

Total fixed maturity securities, available-for-sale	$36,996	$37,570	$37,570
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$7	$17	$17
Nonredeemable preferred stocks	—	4	4

Total equity securities, available-for-sale	$7	$21	$21
Trading assets	72	67	67
Mortgage loans, net of allowance	8,422		8,396	[1]
Policy loans	993		993
Other investments	855		855
Short-term investments	766		766

Total investments	$48,111		$48,668

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2015, 2014 and 2013 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2015
IPS - Annuity	$3,070	$15,160			$459
Retirement Plans	222	15,940			—
IPS - Life and NBSG	1,937	11,582			292
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2015
IPS - Annuity	$591	$1,257	$13	334
Retirement Plans	752	494	7	163
IPS - Life and NBSG	602	941	115	371
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2015, 2014 and 2013 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353
Premiums:
Life insurance[1]	$888	$(57)	$—	$831
Accident and health insurance	290	(290)	—	—

Total	$1,178	$(347)	$—	$831

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791
Premiums:
Life insurance[1]	$783	$(59)	$—	$724
Accident and health insurance	232	(232)	—	—

Total	$1,015	$(291)	$—	$724

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2015, 2014 and 2013 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$(1)	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$(5)	$35

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(A)	Financial Statements
Nationwide Variable Account-4:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2015.
Statement of Operations for the year ended December 31, 2015.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2015 and 2014.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2015, 2014 and 2013.
Consolidated Balance Sheets as of December 31, 2015 and 2014.
Consolidated Statements of Equity as of December 31, 2015, 2014 and 2013.
Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(B)	Exhibits
(1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed with Pre-Effective Amendment No. 4 on September 7, 2007 (File No. 333-135650) as Exhibit 24 and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit 3 and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed previously on June 16, 2015 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-201820) and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed previously on June 16, 2015 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-201820) and hereby incorporated by reference.
(6)	Depositor’s Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004, under document "amcentfpa99h2.htm".
(3)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(4)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, under document "nwfpa99h12b.htm".
(5)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000, as "drewfusfpa99h3.htm".
(6)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(7)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., dated May 1, 2003, as amended, under document "frankfpa99h8.htm".
(8)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".
(9)	Fund Participation Agreement with Neuberger Berman Management Inc., dated January 1, 2006, under document "neuberfpa99h13.htm".
(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc., dated April 13, 2007, under document "oppenfpa99h14.htm".
(11)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002, under document "trowefpa99h15.htm".
(12)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., dated February 1, 2002, as amended, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(13)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company, dated July 20, 2005, under document "americanfundsfpa.htm".
(14)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), dated April 13, 2004, as amended, under document "blackrockfpa.htm".
(15)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, under document "waddellreedfpa.htm".
(16)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September 1999, under document "leggmasonfpa.htm".
(17)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002, under document "lordabbettfpa.htm".

(18)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm".
(19)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, under document "putnamfpa.htm".
(20)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, dated September 1, 1989, as amended, under document "vaneckfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008 with post-effective amendment number 20 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(21)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, under document "rydexfundpartagreement.htm".
The following Fund Participation Agreement was previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 26(h), and is hereby incorporated by reference.
(22)	Fund Participation Agreement with J.P. Morgan Series Trust II, dated February 18, 2003, under document "jpmorganfpa.htm".
The following Fund Participation Agreements were previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and are hereby incorporated by reference.
(23)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, under document "delawarefpa.htm".
(24)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, under document "eatonvancefpa.htm".
(25)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, under document "goldmansachsfpa.htm".
(26)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, dated April 13, 2009, under document "lazardfpa.htm".
The following Fund Participation Agreement was previously filed on April 24, 2012 with post-effective amendment number 8 of registration statement (333-135650) under Exhibit 24(b), and is hereby incorporated by reference.
(27)	Fund Participation Agreement with Rafferty Asset Management, LLC, dated February 9, 2012 as document "direxionfpa.htm".
The following Fund Participation Agreements were previously filed on October 15, 2013 with post-effective amendment number 12 of registration statement (333-135650) under Exhibit 24(b), and are hereby incorporated by reference.
(28)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc., dated October 10, 2013, as document "d612202dex99826.htm".
(29)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC, dated October 11, 2013, as document "d612202dex99827.htm".
The following Fund Participation Agreement was previously filed on April 16, 2015 with post-effective amendment number 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(30)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, under document "mfsfpa.htm".
The following Fund Participation Agreement is attached hereto.
(31)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC, dated May 1, 2016, under document "mainstayfpa.htm".

For information regarding payments Nationwide receives from underlying mutual funds, please see the "Underlying Mutual Fund Service Fee Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed with initial Registration Statement on February 2, 2015 (File No. 333-201820) as Exhibit (9) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Mark Howard
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President- NF Marketing	Jennifer B. MacKenzie
Senior Vice President-Marketing Services	Tiffanie Hiibner
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 17, 2016, was 214 and 311 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President and Treasurer	John A. Reese
Vice President-Tax	Daniel P. Eppley
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Nationwide Financial Services Distribution Compliance	Valerie Hamilton
Associate Vice President and Assistant Treasurer	J. Morgan Elliott
Associate Vice President and Assistant Treasurer	David A. Connor
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 14, 2016.
Nationwide Variable Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 14, 2016.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact